UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:     811-2652

Name of Registrant:         Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:       December 31

Date of reporting period:    September 30, 2009

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments

As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (9.1%)
McDonald's Corp.	10,392,811	593,118
Walt Disney Co.	17,698,908	486,012
Comcast Corp. Class A	26,024,068	439,547
Home Depot Inc.	16,232,276	432,428
Target Corp.	7,159,756	334,217
Time Warner Inc.	11,290,355	324,936
* Amazon.com Inc.	3,166,173	295,594
Lowe's Cos. Inc.	14,070,540	294,637
News Corp. Class A	21,410,069	256,707
NIKE Inc. Class B	3,701,815	239,507
* Ford Motor Co.	30,675,476	221,170
* Kohl's Corp.	2,909,893	166,009
* Viacom Inc. Class B	5,778,877	162,040
Staples Inc.	6,878,502	159,719
Yum! Brands Inc.	4,442,772	149,988
TJX Cos. Inc.	4,036,153	149,943
* Starbucks Corp.	7,018,981	144,942
Johnson Controls Inc.	5,670,178	144,930
Time Warner Cable Inc.	3,355,353	144,582
Carnival Corp.	4,172,377	138,857
Best Buy Co. Inc.	3,251,019	121,978
* DIRECTV Group Inc.	4,280,784	118,064
Omnicom Group Inc.	2,959,227	109,314
Coach Inc.	3,028,776	99,707
Gap Inc.	4,585,000	98,119
* Bed Bath & Beyond Inc.	2,490,349	93,488
* Apollo Group Inc. Class A	1,214,615	89,481
CBS Corp. Class B	6,453,244	77,762
JC Penney Co. Inc.	2,245,860	75,798
McGraw-Hill Cos. Inc.	2,997,441	75,356
Macy's Inc.	4,004,101	73,235
Marriott International Inc./DE Class A	2,393,476	66,036
Mattel Inc.	3,437,932	63,464
Fortune Brands Inc.	1,430,552	61,485
VF Corp.	848,458	61,454
International Game Technology	2,821,192	60,599
Starwood Hotels & Resorts Worldwide Inc.	1,778,875	58,756
H&R Block Inc.	3,192,676	58,681
Genuine Parts Co.	1,518,959	57,812
Sherwin-Williams Co.	930,052	55,952
Harley-Davidson Inc.	2,233,384	51,368
Whirlpool Corp.	708,293	49,552
Nordstrom Inc.	1,575,069	48,103
* Expedia Inc.	2,004,894	48,017
* O'Reilly Automotive Inc.	1,300,622	47,004
* Wynn Resorts Ltd.	649,066	46,012
Tiffany & Co.	1,181,592	45,527
* AutoZone Inc.	308,229	45,069
Darden Restaurants Inc.	1,315,400	44,895

	Limited Brands Inc.	2,542,115	43,191
	Polo Ralph Lauren Corp. Class A	541,997	41,528
*	GameStop Corp. Class A	1,567,890	41,502
	Newell Rubbermaid Inc.	2,643,916	41,483
*	Goodyear Tire & Rubber Co.	2,303,059	39,221
	Family Dollar Stores Inc.	1,330,167	35,116
*	Interpublic Group of Cos. Inc.	4,589,441	34,513
	Pulte Homes Inc.	3,024,582	33,240
	Hasbro Inc.	1,193,960	33,132
	DeVry Inc.	590,193	32,649
	Scripps Networks Interactive Inc. Class A	849,368	31,384
*,^ Sears Holdings Corp.		477,068	31,157
	DR Horton Inc.	2,643,516	30,163
	Leggett & Platt Inc.	1,486,359	28,835
	Gannett Co. Inc.	2,231,314	27,914
	Wyndham Worldwide Corp.	1,708,517	27,883
	Abercrombie & Fitch Co.	842,681	27,707
	Washington Post Co. Class B	57,739	27,026
	Black & Decker Corp.	576,494	26,686
	Harman International Industries Inc.	664,602	22,517
	Lennar Corp. Class A	1,478,647	21,071
	Comcast Corp.	1,304,720	20,980
	RadioShack Corp.	1,198,558	19,860
*	Big Lots Inc.	792,258	19,822
*	Office Depot Inc.	2,636,426	17,453
*	AutoNation Inc.	902,079	16,310
	Eastman Kodak Co.	2,573,825	12,303
	KB Home	708,779	11,773
	Meredith Corp.	345,566	10,346
	New York Times Co. Class A	1,119,107	9,087
			8,096,823
Consumer Staples (11.5%)
	Procter & Gamble Co.	27,796,715	1,609,986
	Coca-Cola Co.	22,068,998	1,185,105
	Wal-Mart Stores Inc.	20,567,978	1,009,682
	Philip Morris International Inc.	18,421,806	897,879
	PepsiCo Inc./NC	14,835,440	870,247
	CVS Caremark Corp.	13,743,787	491,203
	Kraft Foods Inc.	14,045,889	368,985
	Colgate-Palmolive Co.	4,746,395	362,055
	Walgreen Co.	9,450,274	354,102
	Altria Group Inc.	19,725,261	351,307
	Costco Wholesale Corp.	4,141,208	233,813
	Kimberly-Clark Corp.	3,947,063	232,798
	General Mills Inc.	3,098,811	199,501
	Archer-Daniels-Midland Co.	6,113,847	178,647
	Sysco Corp.	5,627,858	139,852
	Avon Products Inc.	4,065,599	138,068
	Kroger Co.	6,203,396	128,038
	Kellogg Co.	2,442,451	120,242
	HJ Heinz Co.	3,001,253	119,300
	Lorillard Inc.	1,572,636	116,847
	ConAgra Foods Inc.	4,209,677	91,266
	Safeway Inc.	3,965,882	78,207
	Clorox Co.	1,326,820	78,043
	Sara Lee Corp.	6,623,930	73,791
	Molson Coors Brewing Co. Class B	1,493,027	72,680
	Reynolds American Inc.	1,609,068	71,636

* Dr Pepper Snapple Group Inc.	2,418,739	69,539
Coca-Cola Enterprises Inc.	3,019,903	64,656
Hershey Co.	1,578,947	61,358
JM Smucker Co.	1,135,549	60,195
Campbell Soup Co.	1,834,551	59,843
Brown-Forman Corp. Class B	1,046,135	50,445
Pepsi Bottling Group Inc.	1,377,297	50,189
McCormick & Co. Inc./MD	1,249,945	42,423
Estee Lauder Cos. Inc. Class A	1,112,756	41,261
* Whole Foods Market Inc.	1,337,484	40,780
Tyson Foods Inc. Class A	2,898,882	36,613
SUPERVALU Inc.	2,030,442	30,578
* Dean Foods Co.	1,697,329	30,195
* Constellation Brands Inc. Class A	1,886,135	28,575
Hormel Foods Corp.	669,364	23,776
		10,263,706
Energy (11.6%)
Exxon Mobil Corp.	45,765,891	3,139,998
Chevron Corp.	19,098,533	1,345,110
Schlumberger Ltd.	11,406,788	679,844
ConocoPhillips	14,121,635	637,733
Occidental Petroleum Corp.	7,720,955	605,323
Apache Corp.	3,197,199	293,599
Anadarko Petroleum Corp.	4,671,111	293,019
Devon Energy Corp.	4,226,184	284,549
Halliburton Co.	8,586,786	232,874
XTO Energy Inc.	5,525,093	228,297
Marathon Oil Corp.	6,739,464	214,989
EOG Resources Inc.	2,400,390	200,457
Chesapeake Energy Corp.	6,110,203	173,530
* National Oilwell Varco Inc.	3,982,312	171,757
Hess Corp.	2,771,706	148,175
* Southwestern Energy Co.	3,280,375	140,006
Baker Hughes Inc.	2,950,721	125,878
Spectra Energy Corp.	6,150,530	116,491
Noble Energy Inc.	1,651,075	108,905
Murphy Oil Corp.	1,816,982	104,604
Valero Energy Corp.	5,336,951	103,483
Williams Cos. Inc.	5,563,586	99,421
Peabody Energy Corp.	2,548,549	94,857
* Cameron International Corp.	2,081,717	78,730
Consol Energy Inc.	1,720,546	77,614
Range Resources Corp.	1,501,532	74,116
El Paso Corp.	6,676,638	68,903
Diamond Offshore Drilling Inc.	661,686	63,204
* FMC Technologies Inc.	1,165,940	60,909
Smith International Inc.	2,102,865	60,352
ENSCO International Inc.	1,359,795	57,846
* Nabors Industries Ltd.	2,714,466	56,732
BJ Services Co.	2,781,425	54,043
Pioneer Natural Resources Co.	1,093,288	39,675
* Denbury Resources Inc.	2,387,731	36,126
Cabot Oil & Gas Corp.	986,720	35,275
Sunoco Inc.	1,120,134	31,868
Rowan Cos. Inc.	1,083,614	24,999
Massey Energy Co.	819,143	22,846
Tesoro Corp./Texas	1,327,107	19,880
		10,406,017

Financials (15.2%)
	JPMorgan Chase & Co.	37,450,113	1,641,064
	Bank of America Corp.	82,389,551	1,394,031
	Wells Fargo & Co.	44,487,871	1,253,668
	Goldman Sachs Group Inc.	4,868,501	897,508
	Citigroup Inc.	124,196,301	601,110
	Morgan Stanley	12,943,160	399,685
	US Bancorp	18,207,518	398,016
	American Express Co.	11,324,598	383,904
	Bank of New York Mellon Corp.	11,454,292	332,060
	MetLife Inc.	7,795,738	296,784
	Travelers Cos. Inc.	5,404,773	266,077
	State Street Corp.	4,708,850	247,685
	Prudential Financial Inc.	4,408,982	220,052
	PNC Financial Services Group Inc.	4,393,714	213,491
	CME Group Inc.	632,554	194,947
	Aflac Inc.	4,452,038	190,280
	Simon Property Group Inc.	2,695,533	187,151
	BB&T Corp.	6,490,466	176,800
	Charles Schwab Corp.	9,064,495	173,585
	Chubb Corp.	3,331,930	167,963
	Allstate Corp.	5,107,711	156,398
	Capital One Financial Corp.	4,333,868	154,849
	Franklin Resources Inc.	1,425,556	143,411
	Northern Trust Corp.	2,298,718	133,693
	Marsh & McLennan Cos. Inc.	4,988,000	123,353
	Loews Corp.	3,464,578	118,662
	T Rowe Price Group Inc.	2,438,819	111,454
*	Progressive Corp.	6,461,777	107,136
	SunTrust Banks Inc.	4,749,923	107,111
	AON Corp.	2,613,625	106,348
	Public Storage	1,291,276	97,156
	Hartford Financial Services Group Inc.	3,659,060	96,965
	Vornado Realty Trust	1,486,547	95,748
	Invesco Ltd.	3,945,379	89,797
	Ameriprise Financial Inc.	2,428,044	88,211
	Boston Properties Inc.	1,319,528	86,495
	Principal Financial Group Inc.	3,036,912	83,181
	Discover Financial Services	5,100,953	82,788
	HCP Inc.	2,790,820	80,208
	Equity Residential	2,608,769	80,089
	Fifth Third Bancorp	7,572,906	76,714
	Lincoln National Corp.	2,876,521	74,531
	NYSE Euronext	2,475,641	71,521
	Regions Financial Corp.	11,313,858	70,259
*	IntercontinentalExchange Inc.	698,531	67,890
	Host Hotels & Resorts Inc.	5,764,286	67,846
	Unum Group	3,155,622	67,657
	Hudson City Bancorp Inc.	4,509,655	59,302
	Ventas Inc.	1,490,471	57,383
	XL Capital Ltd. Class A	3,257,991	56,884
*,^ American International Group Inc.		1,281,304	56,518
	AvalonBay Communities Inc.	761,096	55,354
	Genworth Financial Inc. Class A	4,581,888	54,754
	Keycorp	8,293,583	53,908
	People's United Financial Inc.	3,316,940	51,612
	ProLogis	4,216,009	50,255
^	M&T Bank Corp.	784,583	48,895

Legg Mason Inc.	1,550,976	48,127
Health Care REIT Inc.	1,142,522	47,552
Plum Creek Timber Co. Inc.	1,550,174	47,497
Kimco Realty Corp.	3,598,539	46,925
* Leucadia National Corp.	1,817,499	44,929
Comerica Inc.	1,438,721	42,687
Cincinnati Financial Corp.	1,548,363	40,242
* SLM Corp.	4,452,018	38,822
Moody's Corp.	1,875,321	38,369
Assurant Inc.	1,128,755	36,188
Torchmark Corp.	787,647	34,207
Huntington Bancshares Inc./OH	6,353,428	29,925
Marshall & Ilsley Corp.	3,519,669	28,404
* NASDAQ OMX Group Inc.	1,317,579	27,735
* First Horizon National Corp.	2,094,917	27,716
* CB Richard Ellis Group Inc. Class A	2,268,317	26,630
Janus Capital Group Inc.	1,720,841	24,402
Federated Investors Inc. Class B	842,107	22,206
Zions Bancorporation	1,193,467	21,447
Apartment Investment & Management Co.	1,122,617	16,559
* E*Trade Financial Corp.	8,862,752	15,510
* MBIA Inc.	1,504,179	11,672
		13,537,948
Health Care (13.1%)
Johnson & Johnson	26,243,762	1,597,983
Pfizer Inc.	64,272,258	1,063,706
Abbott Laboratories	14,721,708	728,283
Merck & Co. Inc./NJ	20,082,633	635,214
Wyeth	12,713,678	617,630
* Amgen Inc.	9,670,258	582,440
Schering-Plough Corp.	15,559,830	439,565
Bristol-Myers Squibb Co.	18,864,108	424,820
* Gilead Sciences Inc.	8,611,176	401,109
Medtronic Inc.	10,539,954	387,870
Baxter International Inc.	5,739,526	327,210
Eli Lilly & Co.	9,628,900	318,043
UnitedHealth Group Inc.	11,069,428	277,178
* Medco Health Solutions Inc.	4,511,290	249,519
* Celgene Corp.	4,367,287	244,131
* WellPoint Inc.	4,523,792	214,247
* Express Scripts Inc.	2,613,076	202,722
* Thermo Fisher Scientific Inc.	3,886,591	169,727
Allergan Inc./United States	2,928,235	166,207
Becton Dickinson and Co.	2,279,538	158,998
* Boston Scientific Corp.	14,355,187	152,021
McKesson Corp.	2,534,266	150,915
* Genzyme Corp.	2,573,958	146,021
* Biogen Idec Inc.	2,750,569	138,959
* St Jude Medical Inc.	3,313,582	129,263
Stryker Corp.	2,687,717	122,103
Aetna Inc.	4,156,499	115,675
* Zimmer Holdings Inc.	2,040,670	109,074
* Intuitive Surgical Inc.	361,216	94,729
Cardinal Health Inc.	3,424,962	91,789
* Forest Laboratories Inc.	2,872,506	84,567
* Life Technologies Corp.	1,675,381	77,989
Quest Diagnostics Inc./DE	1,485,623	77,535
CR Bard Inc.	929,487	73,067

CIGNA Corp.	2,596,649	72,940
* Hospira Inc.	1,539,252	68,651
* Laboratory Corp. of America Holdings	1,031,211	67,751
AmerisourceBergen Corp. Class A	2,830,390	63,344
* Humana Inc.	1,615,367	60,253
* DaVita Inc.	991,754	56,173
* Waters Corp.	909,465	50,803
* Varian Medical Systems Inc.	1,195,181	50,353
DENTSPLY International Inc.	1,414,722	48,864
* Mylan Inc./PA	2,907,053	46,542
* Cephalon Inc.	707,722	41,218
* Millipore Corp.	531,517	37,382
* CareFusion Corp.	1,713,781	37,360
* Watson Pharmaceuticals Inc.	1,010,727	37,033
* Coventry Health Care Inc.	1,422,859	28,400
IMS Health Inc.	1,741,643	26,734
* King Pharmaceuticals Inc.	2,377,803	25,609
* Patterson Cos. Inc.	877,338	23,907
* Tenet Healthcare Corp.	4,007,093	23,562
PerkinElmer Inc.	1,116,282	21,477
		11,658,665
Industrials (10.2%)
General Electric Co.	101,200,037	1,661,705
United Technologies Corp.	8,963,686	546,157
United Parcel Service Inc. Class B	9,470,127	534,778
3M Co.	6,650,069	490,775
Boeing Co.	6,917,714	374,594
Caterpillar Inc.	5,916,388	303,688
Emerson Electric Co.	7,157,252	286,863
Union Pacific Corp.	4,802,313	280,215
Honeywell International Inc.	7,161,575	266,053
Lockheed Martin Corp.	3,074,431	240,052
General Dynamics Corp.	3,667,108	236,895
FedEx Corp.	2,974,269	223,725
Burlington Northern Santa Fe Corp.	2,493,132	199,027
Raytheon Co.	3,647,424	174,967
Deere & Co.	4,027,524	172,861
Danaher Corp.	2,466,210	166,025
Northrop Grumman Corp.	3,029,198	156,761
Illinois Tool Works Inc.	3,667,256	156,629
CSX Corp.	3,733,040	156,265
Norfolk Southern Corp.	3,500,841	150,921
Waste Management Inc.	4,691,595	139,903
Precision Castparts Corp.	1,335,197	136,017
PACCAR Inc.	3,459,676	130,464
CH Robinson Worldwide Inc.	1,603,292	92,590
ITT Corp.	1,736,762	90,572
Eaton Corp.	1,576,820	89,232
L-3 Communications Holdings Inc.	1,110,019	89,157
Fluor Corp.	1,712,630	87,087
Cummins Inc.	1,921,513	86,103
Republic Services Inc. Class A	3,069,056	81,545
Parker Hannifin Corp.	1,528,441	79,234
Rockwell Collins Inc.	1,501,049	76,253
Expeditors International of Washington Inc.	2,019,813	70,996
Dover Corp.	1,772,281	68,694
Southwest Airlines Co.	7,059,941	67,775
Goodrich Corp.	1,180,453	64,146

Rockwell Automation Inc./DE	1,351,656	57,581
* Jacobs Engineering Group Inc.	1,184,202	54,414
WW Grainger Inc.	596,943	53,343
Flowserve Corp.	532,490	52,472
Pitney Bowes Inc.	1,978,360	49,162
Textron Inc.	2,577,390	48,919
^ Fastenal Co.	1,263,969	48,916
* Iron Mountain Inc.	1,715,935	45,747
Masco Corp.	3,419,978	44,186
RR Donnelley & Sons Co.	1,954,626	41,555
* Quanta Services Inc.	1,869,955	41,382
* Stericycle Inc.	814,172	39,447
Avery Dennison Corp.	1,073,439	38,655
Cintas Corp.	1,251,016	37,918
Dun & Bradstreet Corp.	502,303	37,833
Pall Corp.	1,122,720	36,241
Robert Half International Inc.	1,445,837	36,175
Equifax Inc.	1,203,163	35,060
Stanley Works	758,713	32,389
* Monster Worldwide Inc.	1,207,864	21,113
Ryder System Inc.	536,354	20,950
Snap-On Inc.	552,897	19,219
* Raytheon Co. Warrants Exp. 06/16/2011	60,569	694
		9,122,095
Information Technology (18.6%)
Microsoft Corp.	73,825,518	1,911,343
* Apple Inc.	8,530,880	1,581,369
International Business Machines Corp.	12,483,545	1,493,157
* Cisco Systems Inc.	54,927,767	1,293,000
* Google Inc. Class A	2,291,185	1,136,084
Hewlett-Packard Co.	22,579,728	1,065,989
Intel Corp.	53,309,842	1,043,274
Oracle Corp.	37,193,322	775,109
QUALCOMM Inc.	15,830,111	712,038
* EMC Corp./Massachusetts	19,255,662	328,116
Texas Instruments Inc.	12,012,239	284,570
* eBay Inc.	10,690,694	252,407
* Dell Inc.	16,388,155	250,083
Corning Inc.	14,803,847	226,647
* Yahoo! Inc.	11,359,417	202,311
Automatic Data Processing Inc.	4,781,781	187,924
Motorola Inc.	21,857,907	187,759
Mastercard Inc. Class A	913,700	184,704
Applied Materials Inc.	12,700,403	170,185
* Adobe Systems Inc.	4,999,311	165,177
* Juniper Networks Inc.	4,991,753	134,877
* Symantec Corp.	7,756,016	127,742
Western Union Co.	6,680,410	126,393
* Broadcom Corp. Class A	4,099,589	125,816
* Cognizant Technology Solutions Corp. Class A	2,792,028	107,940
* Agilent Technologies Inc.	3,293,350	91,654
Paychex Inc.	3,059,109	88,867
* Intuit Inc.	3,076,226	87,672
* NetApp Inc.	3,202,814	85,451
CA Inc.	3,781,382	83,153
* Nvidia Corp.	5,216,052	78,397
* Western Digital Corp.	2,134,629	77,978
Analog Devices Inc.	2,776,064	76,564

* Computer Sciences Corp.	1,444,453	76,137
* Fiserv Inc.	1,469,953	70,852
* Citrix Systems Inc.	1,735,766	68,094
* Micron Technology Inc.	8,063,462	66,120
* BMC Software Inc.	1,751,907	65,749
* McAfee Inc.	1,490,640	65,275
* Sun Microsystems Inc.	7,157,371	65,061
Xerox Corp.	8,292,960	64,188
Xilinx Inc.	2,628,086	61,550
Amphenol Corp. Class A	1,632,128	61,499
* Salesforce.com Inc.	1,038,943	59,147
* Electronic Arts Inc.	3,080,442	58,682
Linear Technology Corp.	2,116,557	58,480
Kla-Tencor Corp.	1,628,681	58,405
Altera Corp.	2,809,367	57,620
* Autodesk Inc.	2,190,039	52,123
* Affiliated Computer Services Inc. Class A	929,676	50,361
* Red Hat Inc.	1,790,074	49,478
Harris Corp.	1,247,942	46,923
* SanDisk Corp.	2,161,814	46,911
Fidelity National Information Services Inc.	1,834,685	46,803
Microchip Technology Inc.	1,741,913	46,161
* Teradata Corp.	1,635,658	45,013
* VeriSign Inc.	1,836,292	43,502
* FLIR Systems Inc.	1,440,090	40,279
* MEMC Electronic Materials Inc.	2,142,758	35,634
* LSI Corp.	6,226,041	34,181
* Akamai Technologies Inc.	1,641,329	32,301
National Semiconductor Corp.	2,237,905	31,935
Total System Services Inc.	1,890,357	30,454
* Advanced Micro Devices Inc.	5,372,791	30,410
Molex Inc.	1,289,784	26,931
* Tellabs Inc.	3,793,280	26,250
Jabil Circuit Inc.	1,762,972	23,641
* Novellus Systems Inc.	937,106	19,661
* QLogic Corp.	1,124,160	19,336
* Compuware Corp.	2,260,807	16,572
* Lexmark International Inc. Class A	747,977	16,111
* Teradyne Inc.	1,656,770	15,325
* Novell Inc.	3,313,224	14,943
* JDS Uniphase Corp.	2,065,188	14,684
* Ciena Corp.	872,138	14,198
* Convergys Corp.	1,174,285	11,672
Molex Inc. Class A	4,051	76
		16,582,478
Materials (3.5%)
Monsanto Co.	5,198,661	402,376
Dow Chemical Co.	10,890,438	283,914
EI Du Pont de Nemours & Co.	8,604,858	276,560
Freeport-McMoRan Copper & Gold Inc.	3,921,416	269,048
Praxair Inc.	2,921,499	238,657
Newmont Mining Corp.	4,666,074	205,401
Air Products & Chemicals Inc.	2,000,503	155,199
Nucor Corp.	2,996,384	140,860
Alcoa Inc.	9,278,357	121,732
Ecolab Inc.	2,255,080	104,252
International Paper Co.	4,120,759	91,604
PPG Industries Inc.	1,570,258	91,405

Weyerhaeuser Co.	2,012,443	73,756
Vulcan Materials Co.	1,190,082	64,348
Sigma-Aldrich Corp.	1,159,847	62,609
United States Steel Corp.	1,364,609	60,548
* Owens-Illinois Inc.	1,603,232	59,159
Ball Corp.	896,035	44,085
CF Industries Holdings Inc.	464,213	40,029
FMC Corp.	690,132	38,820
Airgas Inc.	777,403	37,603
Eastman Chemical Co.	696,280	37,279
MeadWestvaco Corp.	1,629,119	36,346
Allegheny Technologies Inc.	939,849	32,885
* Pactiv Corp.	1,256,326	32,727
Sealed Air Corp.	1,521,609	29,869
International Flavors & Fragrances Inc.	754,178	28,606
Bemis Co. Inc.	1,032,445	26,751
AK Steel Holding Corp.	1,047,235	20,662
Titanium Metals Corp.	813,265	7,799
		3,114,889
Telecommunication Services (3.1%)
AT&T Inc.	56,185,951	1,517,582
Verizon Communications Inc.	27,051,145	818,838
* American Tower Corp. Class A	3,757,831	136,785
* Sprint Nextel Corp.	27,384,799	108,170
CenturyTel Inc.	2,830,528	95,106
Qwest Communications International Inc.	14,115,217	53,779
Windstream Corp.	4,157,823	42,119
* MetroPCS Communications Inc.	2,428,040	22,726
Frontier Communications Corp.	2,997,556	22,602
		2,817,707
Utilities (3.7%)
Exelon Corp.	6,276,309	311,430
Southern Co.	7,580,569	240,077
FPL Group Inc.	3,918,201	216,402
Dominion Resources Inc./VA	5,668,317	195,557
Duke Energy Corp.	12,346,711	194,337
Public Service Enterprise Group Inc.	4,818,237	151,485
Entergy Corp.	1,864,386	148,890
PG&E Corp.	3,532,900	143,047
American Electric Power Co. Inc.	4,540,195	140,701
FirstEnergy Corp.	2,902,743	132,713
Sempra Energy	2,336,178	116,365
PPL Corp.	3,585,911	108,797
Consolidated Edison Inc.	2,618,478	107,201
Edison International	3,102,427	104,180
Progress Energy Inc.	2,659,485	103,879
* AES Corp.	6,351,395	94,128
Xcel Energy Inc.	4,339,367	83,489
Questar Corp.	1,658,871	62,307
Constellation Energy Group Inc.	1,910,281	61,836
Ameren Corp.	2,230,449	56,386
DTE Energy Co.	1,571,214	55,212
EQT Corp.	1,246,357	53,095
Wisconsin Energy Corp.	1,113,077	50,278
Centerpoint Energy Inc.	3,694,468	45,922
Allegheny Energy Inc.	1,613,582	42,792
Northeast Utilities	1,668,822	39,618
SCANA Corp.	1,054,197	36,791

NiSource Inc.			2,631,925	36,557
Pinnacle West Capital Corp.			968,993	31,802
Pepco Holdings Inc.			2,110,461	31,404
CMS Energy Corp.			2,174,222	29,135
TECO Energy Inc.			2,040,521	28,731
Integrys Energy Group Inc.			732,658	26,295
Nicor Inc.			433,174	15,850
* Dynegy Inc. Class A			4,849,993	12,367
				3,309,056
Total Common Stocks (Cost $74,773,126)				88,909,384

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.7%)1
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.267%		511,951,873	511,952

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	43,000	42,974
[4,5] Freddie Mac Discount Notes	0.260%	12/22/09	38,000	37,989
				80,963
Total Temporary Cash Investments (Cost $592,883)				592,915
Total Investments (100.3%) (Cost $75,366,009)				89,502,299
Other Assets and Liabilities-Net (-0.3%)[3]				(283,942)
Net Assets (100%)				89,218,357

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $124,852,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $130,769,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $80,963,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing

500 Index Fund

services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $75,366,009,000. Net unrealized appreciation of investment securities for tax purposes was $14,136,290,000, consisting of unrealized gains of $26,957,202,000 on securities that had risen in value since their purchase and $12,820,912,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	December 2009	1,124	295,865	6,441

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

500 Index Fund

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	88,909,384	—	—
Temporary Cash Investments	511,952	80,963	—
Futures Contracts—Assets[1]	77	—	—
Futures Contracts—Liabilities[1]	(591)	—	—
Total	89,420,822	80,963	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Extended Market Index Fund

Schedule of Investments
As of September 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.1%)
*	priceline.com Inc.	247,615	41,060
	Ross Stores Inc.	732,942	35,013
	Cablevision Systems Corp. Class A	1,449,300	34,421
*	Las Vegas Sands Corp.	1,818,448	30,623
*	Carmax Inc.	1,290,751	26,977
*	Liberty Global Inc.	1,186,310	26,645
*	Dollar Tree Inc.	523,726	25,495
*	Discovery Communications Inc.	938,763	24,436
*	DISH Network Corp. Class A	1,230,452	23,699
*	Urban Outfitters Inc.	759,332	22,909
	Advance Auto Parts Inc.	559,144	21,963
*	NVR Inc.	34,036	21,694
	BorgWarner Inc.	683,482	20,682
*	Discovery Communications Inc. Class A	713,894	20,624
*	ITT Educational Services Inc.	185,529	20,484
	American Eagle Outfitters Inc.	1,214,851	20,482
	Strayer Education Inc.	81,970	17,843
*	Aeropostale Inc.	393,495	17,105
	PetSmart Inc.	732,505	15,932
*	DreamWorks Animation SKG Inc. Class A	441,921	15,719
*	Mohawk Industries Inc.	328,780	15,680
*	Toll Brothers Inc.	802,102	15,673
*,^ Chipotle Mexican Grill Inc. Class A		159,161	15,447
*	LKQ Corp.	824,620	15,288
	Tupperware Brands Corp.	368,906	14,727
	Jarden Corp.	518,328	14,549
*,^ Sirius XM Radio Inc.		22,805,075	14,481
*	MGM Mirage	1,189,085	14,317
*	Marvel Entertainment Inc.	285,022	14,143
*	Royal Caribbean Cruises Ltd.	576,233	13,876
*	Chico's FAS Inc.	1,041,851	13,544
	Phillips-Van Heusen Corp.	302,486	12,943
	Guess? Inc.	340,096	12,597
	Williams-Sonoma Inc.	619,430	12,531
*	Bally Technologies Inc.	319,882	12,274
*,^ NetFlix Inc.		265,782	12,271
*	Hanesbrands Inc.	554,958	11,876
*	WMS Industries Inc.	266,410	11,871
*	J Crew Group Inc.	326,043	11,679
*	Warnaco Group Inc.	266,094	11,671
*	Dick's Sporting Goods Inc.	514,631	11,528
	Gentex Corp.	806,894	11,418
	Foot Locker Inc.	916,253	10,949
*	Penn National Gaming Inc.	395,726	10,946
	Service Corp. International/US	1,470,374	10,307
*	Tractor Supply Co.	211,067	10,220
	Wendy's/Arby's Group Inc. Class A	2,154,094	10,189
*	Panera Bread Co. Class A	182,774	10,053
*	Career Education Corp.	404,040	9,850

*	Corinthian Colleges Inc.	510,297	9,471
	Brinker International Inc.	598,365	9,412
	Jones Apparel Group Inc.	500,307	8,971
*	Carter's Inc.	332,653	8,882
	John Wiley & Sons Inc. Class A	251,820	8,758
*,^ Lamar Advertising Co. Class A		311,801	8,556
*	Gymboree Corp.	174,969	8,465
	Aaron's Inc.	315,731	8,335
*	Tempur-Pedic International Inc.	438,716	8,309
*	Brink's Home Security Holdings Inc.	268,152	8,256
*	Liberty Global Inc. Class A	361,171	8,152
	Burger King Holdings Inc.	458,049	8,057
*	Fossil Inc.	279,015	7,938
	Polaris Industries Inc.	191,180	7,796
	MDC Holdings Inc.	220,341	7,655
	Men's Wearhouse Inc.	305,570	7,548
	Hillenbrand Inc.	363,197	7,398
*	Rent-A-Center Inc./TX	386,809	7,303
	Wolverine World Wide Inc.	288,708	7,172
*	Jack in the Box Inc.	335,195	6,868
	Sotheby's	395,262	6,810
*	Life Time Fitness Inc.	241,726	6,780
*	Deckers Outdoor Corp.	77,603	6,585
*	Cheesecake Factory Inc.	352,335	6,525
*	Collective Brands Inc.	375,215	6,502
	Thor Industries Inc.	209,698	6,490
	Pool Corp.	287,962	6,399
*	TRW Automotive Holdings Corp.	379,426	6,355
	Matthews International Corp. Class A	179,238	6,341
	Brunswick Corp./DE	521,607	6,249
*,^ Saks Inc.		904,520	6,169
	Cooper Tire & Rubber Co.	348,393	6,125
*,^ Under Armour Inc. Class A		219,750	6,116
*	Scientific Games Corp. Class A	383,593	6,072
*	Coinstar Inc.	178,925	5,901
*	Vail Resorts Inc.	174,389	5,849
	Regal Entertainment Group Class A	473,256	5,831
*	Capella Education Co.	85,250	5,741
	Interactive Data Corp.	216,419	5,672
	OfficeMax Inc.	450,840	5,672
*	Morningstar Inc.	116,196	5,642
*	AnnTaylor Stores Corp.	346,970	5,513
	Weight Watchers International Inc.	200,180	5,493
	Ryland Group Inc.	256,945	5,414
	Bob Evans Farms Inc./DE	183,619	5,336
*,^ Blue Nile Inc.		85,854	5,333
	Choice Hotels International Inc.	169,340	5,260
*	Iconix Brand Group Inc.	420,655	5,246
	Regis Corp.	337,222	5,227
	American Greetings Corp. Class A	231,615	5,165
*	Valassis Communications Inc.	284,201	5,082
	Barnes & Noble Inc.	224,897	4,997
^	Buckle Inc.	143,596	4,902
*	Gaylord Entertainment Co.	242,169	4,868
*	Childrens Place Retail Stores Inc.	161,953	4,852
*	JOS A Bank Clothiers Inc.	108,049	4,837
*	Dress Barn Inc.	266,327	4,775
*,^ PF Chang's China Bistro Inc.		138,043	4,689

	International Speedway Corp. Class A	169,315	4,668
	Cracker Barrel Old Country Store Inc.	133,636	4,597
*	Buffalo Wild Wings Inc.	106,510	4,432
	Penske Auto Group Inc.	227,142	4,357
	Dillard's Inc. Class A	301,093	4,245
	National CineMedia Inc.	248,094	4,210
*	Jo-Ann Stores Inc.	155,885	4,182
*	Live Nation Inc.	494,129	4,047
*	Dana Holding Corp.	588,346	4,007
*	Sonic Corp.	358,397	3,964
*	True Religion Apparel Inc.	150,092	3,892
	Group 1 Automotive Inc.	141,903	3,810
*	HSN Inc.	233,095	3,795
	Unifirst Corp./MA	85,255	3,790
*	Meritage Homes Corp.	185,885	3,773
*	Timberland Co. Class A	265,118	3,690
	Monro Muffler Brake Inc.	115,281	3,665
	Scholastic Corp.	149,530	3,640
*	Tenneco Inc.	277,799	3,623
*	99 Cents Only Stores	267,022	3,591
*	Pinnacle Entertainment Inc.	352,144	3,588
*	Boyd Gaming Corp.	325,614	3,559
*	Exide Technologies	446,293	3,557
*	Steven Madden Ltd.	96,583	3,555
*	Sally Beauty Holdings Inc.	498,781	3,546
	Cato Corp. Class A	173,533	3,521
*	CEC Entertainment Inc.	135,586	3,506
*	Helen of Troy Ltd.	179,105	3,480
*	American Public Education Inc.	98,076	3,407
*	CROCS Inc.	511,624	3,402
	ArvinMeritor Inc.	434,476	3,398
*	Skechers U.S.A. Inc. Class A	197,329	3,382
	CKE Restaurants Inc.	320,107	3,358
*	Charming Shoppes Inc.	678,731	3,333
	Finish Line Inc. Class A	324,590	3,298
*	Ruby Tuesday Inc.	387,905	3,266
	Arbitron Inc.	156,584	3,251
*	Genesco Inc.	133,139	3,205
*	Texas Roadhouse Inc. Class A	300,775	3,194
*	Papa John's International Inc.	128,339	3,153
*,^ Cabela's Inc.		236,016	3,148
	Harte-Hanks Inc.	225,421	3,118
*	Hibbett Sports Inc.	168,211	3,066
*	Shuffle Master Inc.	319,961	3,014
	Fred's Inc. Class A	234,511	2,985
	Stage Stores Inc.	227,414	2,947
*	Fuel Systems Solutions Inc.	81,520	2,934
*	Interval Leisure Group Inc.	233,405	2,913
	Callaway Golf Co.	381,017	2,900
	Stewart Enterprises Inc. Class A	552,946	2,892
	Belo Corp. Class A	529,452	2,864
	Columbia Sportswear Co.	68,092	2,803
*,^ K12 Inc.		169,959	2,801
*	Coldwater Creek Inc.	340,951	2,796
*	Ulta Salon Cosmetics & Fragrance Inc.	168,092	2,775
	NutriSystem Inc.	181,833	2,775
	Liz Claiborne Inc.	558,890	2,755
	La-Z-Boy Inc.	302,475	2,616

* Ticketmaster Entertainment Inc.	223,560	2,613
PEP Boys-Manny Moe & Jack	263,728	2,577
PetMed Express Inc.	135,660	2,557
Ethan Allen Interiors Inc.	153,760	2,537
* Universal Technical Institute Inc.	126,589	2,494
National Presto Industries Inc.	28,755	2,488
* Citi Trends Inc.	86,388	2,459
Ameristar Casinos Inc.	155,728	2,457
* Stein Mart Inc.	191,883	2,439
* Asbury Automotive Group Inc.	192,080	2,436
* Pre-Paid Legal Services Inc.	47,445	2,410
* Jakks Pacific Inc.	167,920	2,405
Winnebago Industries	163,178	2,400
American Axle & Manufacturing Holdings Inc.	336,086	2,379
* Drew Industries Inc.	109,633	2,378
* California Pizza Kitchen Inc.	148,516	2,320
World Wrestling Entertainment Inc. Class A	163,653	2,293
Churchill Downs Inc.	59,162	2,278
* Federal Mogul Corp.	186,580	2,252
* Wet Seal Inc. Class A	591,353	2,235
* Peet's Coffee & Tea Inc.	79,168	2,235
* Ascent Media Corp. Class A	86,791	2,222
Ambassadors Group Inc.	141,562	2,215
DineEquity Inc.	89,377	2,212
* CKX Inc.	327,134	2,195
* Chipotle Mexican Grill Inc. Class B	26,200	2,180
* RCN Corp.	231,127	2,149
* Domino's Pizza Inc.	239,099	2,114
* Standard Pacific Corp.	565,702	2,087
Brown Shoe Co. Inc.	258,009	2,069
* Steak N Shake Co.	175,042	2,060
Superior Industries International Inc.	143,657	2,040
* HOT Topic Inc.	270,494	2,026
* Warner Music Group Corp.	361,202	1,997
* Pacific Sunwear Of California	381,256	1,963
Cinemark Holdings Inc.	188,017	1,948
* Dolan Media Co.	161,037	1,931
* Red Robin Gourmet Burgers Inc.	94,068	1,921
Sonic Automotive Inc. Class A	179,923	1,889
* Quiksilver Inc.	683,826	1,881
Talbots Inc.	203,212	1,876
* Mediacom Communications Corp. Class A	325,066	1,872
Big 5 Sporting Goods Corp.	123,325	1,862
* Smith & Wesson Holding Corp.	353,183	1,847
Lithia Motors Inc. Class A	118,381	1,846
* Shutterfly Inc.	110,875	1,844
Modine Manufacturing Co.	196,647	1,823
* Zumiez Inc.	110,199	1,808
* Volcom Inc.	105,175	1,733
Oxford Industries Inc.	87,704	1,728
* EW Scripps Co. Class A	230,026	1,725
Movado Group Inc.	118,086	1,716
* Universal Electronics Inc.	83,871	1,713
* RC2 Corp.	118,809	1,693
* Clear Channel Outdoor Holdings Inc. Class A	240,617	1,684
Sturm Ruger & Co. Inc.	129,863	1,680
* Maidenform Brands Inc.	103,149	1,657
* Denny's Corp.	619,969	1,649

*	Tween Brands Inc.	195,694	1,642
*	Krispy Kreme Doughnuts Inc.	459,804	1,642
*	Rentrak Corp.	90,183	1,611
	Marcus Corp.	125,406	1,604
*	BJ's Restaurants Inc.	105,798	1,586
	Cherokee Inc.	65,762	1,576
	Speedway Motorsports Inc.	108,874	1,567
*	hhgregg Inc.	91,987	1,558
	Christopher & Banks Corp.	229,202	1,552
*	Haverty Furniture Cos. Inc.	130,300	1,539
*	Pier 1 Imports Inc.	392,162	1,518
*	LodgeNet Interactive Corp.	199,647	1,507
*	Lumber Liquidators Inc.	69,076	1,498
	Blyth Inc.	38,118	1,476
*	Furniture Brands International Inc.	264,838	1,465
	Bebe Stores Inc.	196,072	1,443
	K-Swiss Inc. Class A	163,090	1,434
*,^ Beazer Homes USA Inc.		251,958	1,408
*	Amerigon Inc.	188,024	1,382
*	Martha Stewart Living Omnimedia Class A	214,072	1,340
*	Zale Corp.	186,661	1,335
*,^ Overstock.com Inc.		90,387	1,326
*	iRobot Corp.	107,551	1,324
*	Core-Mark Holding Co. Inc.	45,935	1,314
*	Knology Inc.	133,896	1,305
*	Kirkland's Inc.	91,424	1,303
*	AFC Enterprises Inc.	151,533	1,276
*,^ Blockbuster Inc. Class A		1,163,733	1,245
*	Isle of Capri Casinos Inc.	104,828	1,236
*	Cavco Industries Inc.	34,750	1,234
*	LIN TV Corp. Class A	249,635	1,181
*	Grand Canyon Education Inc.	65,910	1,175
*	Borders Group Inc.	372,043	1,157
*	Stamps.com Inc.	122,315	1,131
*	Audiovox Corp. Class A	164,050	1,124
*	Midas Inc.	119,239	1,121
	Standard Motor Products Inc.	73,250	1,113
*	M/I Homes Inc.	81,067	1,102
*	America's Car-Mart Inc.	44,567	1,067
*	Destination Maternity Corp.	58,020	1,052
*	MarineMax Inc.	131,991	1,031
*	Gaiam Inc. Class A	146,851	1,025
	Spartan Motors Inc.	199,245	1,024
	Sinclair Broadcast Group Inc. Class A	278,060	995
*	Dorman Products Inc.	66,221	995
	Books-A-Million Inc.	82,370	992
*	Morgans Hotel Group Co.	181,426	983
*	Drugstore.Com Inc.	401,987	977
*	Landry's Restaurants Inc.	92,753	974
	CSS Industries Inc.	49,131	971
*	Unifi Inc.	300,736	962
*	Orbitz Worldwide Inc.	155,255	959
*	Learning Tree International Inc.	83,591	952
*	Tuesday Morning Corp.	228,278	950
*	Bridgepoint Education Inc.	61,397	937
*	Entravision Communications Corp. Class A	536,933	929
*	DSW Inc. Class A	56,444	901
*,^ Hovnanian Enterprises Inc. Class A		230,969	887

*	Lincoln Educational Services Corp.	38,741	886
*	Systemax Inc.	72,039	874
	Weyco Group Inc.	37,181	851
*	Sealy Corp.	261,832	838
*	Shoe Carnival Inc.	53,872	831
	Marine Products Corp.	149,179	825
*	O'Charleys Inc.	87,672	821
*	Select Comfort Corp.	171,619	815
	Journal Communications Inc. Class A	220,985	813
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		610,340	812
*	Insignia Systems Inc.	213,943	811
*	Perry Ellis International Inc.	50,145	804
	Kenneth Cole Productions Inc. Class A	79,722	800
*	Steinway Musical Instruments	66,422	788
	Skyline Corp.	34,905	787
	Jackson Hewitt Tax Service Inc.	152,080	776
*	Hawk Corp. Class A	56,343	773
*	Casual Male Retail Group Inc.	219,326	754
*	G-III Apparel Group Ltd.	53,257	754
	Stanley Furniture Co. Inc.	71,739	744
*	Youbet.com Inc.	354,035	743
*	Kid Brands Inc.	119,905	743
*	Rocky Brands Inc.	116,784	721
*	1-800-Flowers.com Inc. Class A	207,163	715
	Media General Inc. Class A	82,684	707
*	Red Lion Hotels Corp.	122,900	707
*	Rubio's Restaurants Inc.	110,126	698
*	New York & Co. Inc.	131,985	676
	Frisch's Restaurants Inc.	25,701	665
	McClatchy Co. Class A	252,004	645
*,^ Brookfield Homes Corp.		94,203	629
*	AC Moore Arts & Crafts Inc.	174,776	629
	CPI Corp.	49,957	623
*	Multimedia Games Inc.	120,270	616
*	Nobel Learning Communities Inc.	64,443	604
*	Saga Communications Inc. Class A	44,730	599
	Primedia Inc.	234,143	590
*	Princeton Review Inc.	139,455	586
*	Empire Resorts Inc.	192,357	579
*	Leapfrog Enterprises Inc.	139,771	574
*,^ Raser Technologies Inc.		370,654	567
*	Fisher Communications Inc.	30,955	563
*	Monarch Casino & Resort Inc.	51,748	557
*	Luby's Inc.	132,166	555
*	American Apparel Inc.	157,080	551
*	MTR Gaming Group Inc.	174,695	535
*,^ Caribou Coffee Co. Inc.		72,342	522
*	Carrols Restaurant Group Inc.	67,387	509
	AH Belo Corp. Class A	155,625	503
*	Cache Inc.	99,997	496
*	Hollywood Media Corp.	321,267	495
*	West Marine Inc.	62,153	489
	Hooker Furniture Corp.	36,100	487
*	Famous Dave's Of America Inc.	82,595	483
*,^ Conn's Inc.		41,737	471
*	Culp Inc.	82,428	459
	Dover Downs Gaming & Entertainment Inc.	79,482	453
*	Nexstar Broadcasting Group Inc. Class A	130,775	449

*	Build-A-Bear Workshop Inc.	90,089	439
	Bassett Furniture Industries Inc.	102,010	437
*	Ruth's Hospitality Group Inc.	103,082	435
*	Stoneridge Inc.	60,029	425
*	Retail Ventures Inc.	80,138	422
*	Valuevision Media Inc. Class A	125,438	415
*,^ Jamba Inc.		222,170	413
	RG Barry Corp.	52,442	408
	Sport Supply Group Inc.	40,000	408
*	Cumulus Media Inc. Class A	235,298	407
*	Mac-Gray Corp.	37,698	406
*	Playboy Enterprises Inc. Class B	133,949	405
*	Bluegreen Corp.	131,902	402
*	Nautilus Inc.	236,104	401
*	Bidz.com Inc.	114,458	398
*	Outdoor Channel Holdings Inc.	60,881	398
*	Tandy Leather Factory Inc.	125,605	392
*	Pomeroy IT Solutions Inc.	58,709	379
*	Crown Media Holdings Inc. Class A	242,409	378
^	Bon-Ton Stores Inc.	51,406	374
*	Benihana Inc. Class A	63,045	361
	Arctic Cat Inc.	50,072	354
*	Dixie Group Inc.	109,360	337
*	Delta Apparel Inc.	41,746	334
	Lifetime Brands Inc.	58,274	334
*	Carmike Cinemas Inc.	32,658	330
*	Forward Industries Inc.	188,728	323
	Beasley Broadcasting Group Inc. Class A	90,279	322
	Dover Motorsports Inc.	213,055	320
	Lakes Entertainment Inc.	92,413	311
*	McCormick & Schmick's Seafood Restaurants Inc.	41,063	306
*	4Kids Entertainment Inc.	181,285	305
*	Palm Harbor Homes Inc.	104,706	303
*	Nathan's Famous Inc.	19,811	293
*	VCG Holding Corp.	129,258	284
*	Gaming Partners International Corp.	48,997	284
*	Century Casinos Inc.	96,100	279
	Flexsteel Industries	33,066	277
*	Entercom Communications Corp. Class A	54,235	277
*	Great Wolf Resorts Inc.	76,636	274
*	Joe's Jeans Inc.	389,951	269
	Ark Restaurants Corp.	15,514	268
	Heelys Inc.	125,864	267
*	Champion Enterprises Inc.	564,585	260
	Nobility Homes Inc.	28,012	254
*	Rex Stores Corp.	23,108	252
*	Franklin Electronic Publishers Inc.	109,761	249
*	Navarre Corp.	112,691	248
*	Global Traffic Network Inc.	52,639	246
*	Escalade Inc.	97,174	245
*	Shiloh Industries Inc.	53,686	242
*	WPT Enterprises Inc.	240,432	236
*	Carriage Services Inc. Class A	57,955	226
*	Collectors Universe	39,628	223
	Strattec Security Corp.	15,593	222
*	Alloy Inc.	30,775	208
	Lee Enterprises Inc./IA	74,461	205
*	Infosonics Corp.	140,532	201

*	J Alexander's Corp.	47,400	192
*	Aldila Inc.	47,699	188
*	Emerson Radio Corp.	146,755	188
*	Craftmade International Inc.	57,419	177
*	Trans World Entertainment	192,157	175
*	Benihana Inc. Class A	27,540	167
*	Morton's Restaurant Group Inc.	35,710	152
*	Harris Interactive Inc.	149,054	152
*	Silverleaf Resorts Inc.	107,300	143
*	Rick's Cabaret International Inc.	16,335	140
*	NTN Buzztime Inc.	273,189	137
*	Town Sports International Holdings Inc.	54,278	136
*	Duckwall-ALCO Stores Inc.	7,517	135
*	Lodgian Inc.	80,960	134
*	Perfumania Holdings Inc.	39,291	122
*,^ Orleans Homebuilders Inc.		39,754	121
*	Regent Communications Inc.	275,690	119
*,^ Gander Mountain Co.		21,095	108
*	Golfsmith International Holdings Inc.	43,979	108
*	MKTG Inc.	93,399	103
*	Charles & Colvard Ltd.	179,486	102
*,^ Speedus Corp.		19,899	100
*	Radio One Inc. Class A	93,623	99
	Gray Television Inc.	39,381	91
*	Premier Exhibitions Inc.	86,968	90
*	Playboy Enterprises Inc. Class A	22,850	85
*	Ambassadors International Inc.	77,088	79
*	Emmis Communications Corp. Class A	92,041	77
*	Bluefly Inc.	44,063	75
*	Syms Corp.	9,144	74
*	Atrinsic Inc.	66,436	72
*	Williams Controls Inc.	8,052	72
*	Blockbuster Inc. Class B	107,624	65
	Johnson Outdoors Inc. Class A	7,174	65
*	Bakers Footwear Group Inc.	69,383	49
	Aaron's Inc. Class A	2,025	42
	Hallwood Group Inc.	1,600	40
*	Amerityre Corp.	99,178	40
*	California Coastal Communities Inc.	24,348	38
*	Cost Plus Inc.	14,018	28
*	Meade Instruments Corp.	4,548	17
*	Kona Grill Inc.	3,435	11
*	Spanish Broadcasting System Inc.	18,477	9
*	SPAR Group Inc.	7,650	6
*	Winmark Corp.	200	4
*	Cosi Inc.	4,400	3
*	US Auto Parts Network Inc.	100	1
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	5,255	—
*	Here Media Inc.	12,670	—
			1,685,622
Consumer Staples (3.6%)
	Bunge Ltd.	785,378	49,173
*	Energizer Holdings Inc.	406,661	26,978
	Church & Dwight Co. Inc.	411,859	23,369
*	Ralcorp Holdings Inc.	331,678	19,393
*	Hansen Natural Corp.	424,659	15,602
*,^ Green Mountain Coffee Roasters Inc.		203,684	15,040

* NBTY Inc.	362,478	14,347
Alberto-Culver Co. Class B	500,169	13,845
Del Monte Foods Co.	1,158,763	13,418
Corn Products International Inc.	437,274	12,471
Flowers Foods Inc.	453,864	11,932
* BJ's Wholesale Club Inc.	325,160	11,777
* Smithfield Foods Inc.	825,177	11,387
PepsiAmericas Inc.	328,217	9,374
Casey's General Stores Inc.	297,973	9,350
Mead Johnson Nutrition Co. Class A	203,638	9,186
* Chattem Inc.	111,361	7,396
* TreeHouse Foods Inc.	188,036	6,707
Ruddick Corp.	239,206	6,368
Universal Corp./VA	146,678	6,134
* Rite Aid Corp.	3,733,368	6,123
* United Natural Foods Inc.	254,076	6,078
Lancaster Colony Corp.	114,580	5,875
Nu Skin Enterprises Inc. Class A	290,262	5,379
* Bare Escentuals Inc.	435,817	5,182
Lance Inc.	188,930	4,878
* Hain Celestial Group Inc.	242,070	4,641
* Central Garden and Pet Co. Class A	412,207	4,505
* Winn-Dixie Stores Inc.	324,686	4,260
* Chiquita Brands International Inc.	263,246	4,254
Vector Group Ltd.	260,060	4,052
Sanderson Farms Inc.	102,730	3,867
Andersons Inc.	107,426	3,781
Tootsie Roll Industries Inc.	155,625	3,701
J&J Snack Foods Corp.	83,851	3,622
* Darling International Inc.	482,235	3,544
* American Italian Pasta Co.	123,159	3,347
Diamond Foods Inc.	96,649	3,066
WD-40 Co.	100,540	2,855
* Alliance One International Inc.	533,093	2,388
* Smart Balance Inc.	386,377	2,372
* Boston Beer Co. Inc. Class A	61,635	2,285
Weis Markets Inc.	68,123	2,177
* Pantry Inc.	138,766	2,176
Nash Finch Co.	79,135	2,164
Spartan Stores Inc.	153,099	2,163
Cal-Maine Foods Inc.	77,826	2,083
* Elizabeth Arden Inc.	153,901	1,811
Pricesmart Inc.	91,199	1,710
* Great Atlantic & Pacific Tea Co.	179,314	1,598
* Prestige Brands Holdings Inc.	221,764	1,561
B&G Foods Inc. Class A	190,257	1,558
Ingles Markets Inc. Class A	93,979	1,488
* Medifast Inc.	61,509	1,336
* National Beverage Corp.	105,113	1,210
Farmer Bros Co.	57,555	1,191
Village Super Market Inc. Class A	40,097	1,182
Imperial Sugar Co.	89,209	1,131
* USANA Health Sciences Inc.	32,750	1,117
Calavo Growers Inc.	51,734	982
Inter Parfums Inc.	80,125	978
Coca-Cola Bottling Co. Consolidated	19,953	966
* Lifeway Foods Inc.	81,849	900
* Seneca Foods Corp. Class A	31,882	874

*	Reddy Ice Holdings Inc.	145,778	793
*	Monterey Gourmet Foods Inc.	386,367	784
*	Susser Holdings Corp.	61,510	773
*	John B. Sanfilippo & Son Inc.	63,924	743
	Arden Group Inc.	6,188	739
	Oil-Dri Corp. of America	50,968	739
	Rocky Mountain Chocolate Factory Inc.	78,028	706
*	Nutraceutical International Corp.	60,767	685
	Alico Inc.	21,915	644
*	Zapata Corp.	91,072	634
*	Revlon Inc. Class A	127,934	622
*	Natural Alternatives International Inc.	75,837	595
	United-Guardian Inc.	56,486	532
*	Omega Protein Corp.	100,986	490
*	Orchids Paper Products Co.	23,408	468
*	Female Health Co.	82,429	416
*	Diedrich Coffee Inc.	15,850	381
*,^ Star Scientific Inc.		408,219	380
*	Overhill Farms Inc.	58,312	353
	Schiff Nutrition International Inc.	66,327	346
*	MGP Ingredients Inc.	68,459	298
	Mannatech Inc.	60,320	231
*	Parlux Fragrances Inc.	89,346	193
*	Physicians Formula Holdings Inc.	64,715	182
*	HQ Sustainable Maritime Industries Inc.	16,827	148
	Reliv International Inc.	39,766	133
*	Cuisine Solutions Inc.	85,150	101
*	IGI Laboratories Inc.	72,500	75
*,^ Raptor Pharmaceutical Corp.		4,645	15
*	Vermont Pure Holdings Ltd.	600	—
			428,857
Energy (6.8%)
*	Ultra Petroleum Corp.	886,339	43,395
*	PetroHawk Energy Corp.	1,762,682	42,674
*	Newfield Exploration Co.	777,274	33,081
*	Pride International Inc.	1,017,210	30,964
*	Alpha Natural Resources Inc.	701,875	24,636
	Helmerich & Payne Inc.	617,910	24,426
*	Plains Exploration & Production Co.	815,709	22,562
	Cimarex Energy Co.	488,693	21,170
	Arch Coal Inc.	951,728	21,062
*	Oceaneering International Inc.	321,389	18,239
*	Whiting Petroleum Corp.	297,761	17,145
*	EXCO Resources Inc.	892,014	16,672
*	Concho Resources Inc./Midland TX	445,946	16,197
	Southern Union Co.	726,684	15,108
*	Dresser-Rand Group Inc.	482,810	15,001
	Tidewater Inc.	302,826	14,260
	Patterson-UTI Energy Inc.	899,880	13,588
*	Forest Oil Corp.	657,507	12,867
*	Encore Acquisition Co.	325,432	12,171
	St Mary Land & Exploration Co.	366,039	11,882
*	Atwood Oceanics Inc.	330,891	11,670
*	SandRidge Energy Inc.	860,385	11,151
*	Comstock Resources Inc.	273,096	10,946
*	Superior Energy Services Inc.	457,961	10,313
*	Oil States International Inc.	290,784	10,215

*	Quicksilver Resources Inc.	688,004	9,763
*	Unit Corp.	236,557	9,758
*	SEACOR Holdings Inc.	118,300	9,657
*	Exterran Holdings Inc.	366,025	8,689
*	Dril-Quip Inc.	173,694	8,622
*	Atlas Energy Inc.	317,319	8,590
	Frontier Oil Corp.	613,078	8,534
*	Mariner Energy Inc.	597,445	8,472
	World Fuel Services Corp.	173,545	8,342
*	Helix Energy Solutions Group Inc.	533,522	7,992
*	Arena Resources Inc.	224,683	7,976
*	Bill Barrett Corp.	226,736	7,435
*	Continental Resources Inc./OK	178,797	7,003
*	Key Energy Services Inc.	733,115	6,378
	Holly Corp.	243,493	6,238
	Penn Virginia Corp.	268,222	6,145
	Berry Petroleum Co. Class A	219,548	5,879
	CARBO Ceramics Inc.	112,964	5,823
*	Global Industries Ltd.	588,335	5,589
*	NATCO Group Inc.	117,642	5,209
*	Swift Energy Co.	219,278	5,192
*,^ Patriot Coal Corp.		439,763	5,172
	Overseas Shipholding Group Inc.	138,041	5,159
*	Bristow Group Inc.	172,339	5,117
	Lufkin Industries Inc.	87,815	4,670
*	CNX Gas Corp.	151,634	4,655
*	Rosetta Resources Inc.	310,829	4,566
*	Gulfmark Offshore Inc.	135,848	4,448
*	Tetra Technologies Inc.	442,649	4,289
*	Carrizo Oil & Gas Inc.	164,016	4,017
*	Stone Energy Corp.	245,188	3,999
*	BPZ Resources Inc.	531,477	3,997
*	Complete Production Services Inc.	337,490	3,814
*,^ ATP Oil & Gas Corp.		212,725	3,806
*	Contango Oil & Gas Co.	73,811	3,769
*	Hornbeck Offshore Services Inc.	135,680	3,739
*	Brigham Exploration Co.	409,511	3,718
*	Parker Drilling Co.	680,394	3,715
*,^ Goodrich Petroleum Corp.		137,595	3,551
*	McMoRan Exploration Co.	448,423	3,386
*	James River Coal Co.	162,801	3,111
*	USEC Inc.	661,517	3,102
*	Clean Energy Fuels Corp.	212,078	3,056
*	International Coal Group Inc.	756,086	3,047
	General Maritime Corp.	340,019	2,632
*	Hercules Offshore Inc.	520,227	2,554
*	ION Geophysical Corp.	700,874	2,467
*	Cal Dive International Inc.	244,350	2,417
*	Pioneer Drilling Co.	306,583	2,250
*	Seahawk Drilling Inc.	70,331	2,187
	W&T Offshore Inc.	180,429	2,113
	RPC Inc.	199,066	2,086
*	Petroquest Energy Inc.	283,966	1,843
*,^ Rentech Inc.		1,102,338	1,786
	Crosstex Energy Inc.	334,073	1,764
*	Venoco Inc.	153,050	1,762
*	Newpark Resources Inc.	546,980	1,756
*	CVR Energy Inc.	137,509	1,711

*	Delta Petroleum Corp.	972,058	1,701
	Vaalco Energy Inc.	358,052	1,647
*	Gulfport Energy Corp.	187,166	1,636
	Gulf Island Fabrication Inc.	87,033	1,631
*	Petroleum Development Corp.	87,400	1,631
*	Matrix Service Co.	147,267	1,601
*	Syntroleum Corp.	591,939	1,598
*	GMX Resources Inc.	101,246	1,591
*	PHI Inc.	74,601	1,561
*	Harvest Natural Resources Inc.	278,447	1,428
*	T-3 Energy Services Inc.	71,096	1,401
*	Warren Resources Inc.	447,545	1,325
*	Dawson Geophysical Co.	47,606	1,303
*	Northern Oil And Gas Inc.	151,721	1,274
*	Allis-Chalmers Energy Inc.	287,105	1,252
*	Western Refining Inc.	188,675	1,217
*	Natural Gas Services Group Inc.	66,224	1,167
	Toreador Resources Corp.	115,426	1,153
*	Clayton Williams Energy Inc.	36,431	1,097
*	Superior Well Services Inc.	111,446	1,079
*	Basic Energy Services Inc.	126,004	1,070
*	FX Energy Inc.	320,728	1,036
*	Geokinetics Inc.	43,492	922
*	Endeavour International Corp.	754,739	913
*	Bronco Drilling Co. Inc.	137,085	898
*	Cheniere Energy Inc.	305,173	894
	Panhandle Oil and Gas Inc. Class A	40,806	872
*	Georesources Inc.	77,096	852
	Alon USA Energy Inc.	83,946	834
*	Bolt Technology Corp.	63,799	802
*	Parallel Petroleum Corp.	231,536	734
*	Rex Energy Corp.	87,695	732
*	Abraxas Petroleum Corp.	405,303	725
*,^ Tri-Valley Corp.		254,222	691
*,^ Sulphco Inc.		504,279	691
	Delek US Holdings Inc.	78,966	677
*,^ Trico Marine Services Inc./United States		87,042	672
*	CREDO Petroleum Corp.	66,075	669
*	Mitcham Industries Inc.	104,006	645
*	Boots & Coots Inc.	400,360	645
*,^ Isramco Inc.		4,857	634
*	American Oil & Gas Inc.	320,130	631
*	OYO Geospace Corp.	23,929	618
*	Union Drilling Inc.	79,031	604
*	Westmoreland Coal Co.	71,654	583
*	ENGlobal Corp.	126,031	519
*	Uranium Resources Inc.	446,202	513
*,^ Green Plains Renewable Energy Inc.		63,334	450
*	RAM Energy Resources Inc.	367,188	444
*,^ Hyperdynamics Corp.		296,694	442
*,^ NGAS Resources Inc.		181,432	434
*	Callon Petroleum Co.	235,670	431
*	Omni Energy Services Corp.	261,158	405
*	Approach Resources Inc.	42,600	387
*,^ Uranium Energy Corp.		123,700	365
*	Double Eagle Petroleum Co.	72,456	346
*	Gasco Energy Inc.	672,029	329
*	Cano Petroleum Inc.	249,987	317

*,^ Evergreen Energy Inc.		505,364	313
	Houston American Energy Corp.	88,555	311
*	Verenium Corp.	43,757	299
*,^ National Coal Corp.		236,861	291
*,^ Zion Oil & Gas Inc.		28,692	280
*	PHI Inc.	12,172	247
*	GeoMet Inc.	121,818	206
*,^ Royale Energy Inc.		87,841	190
*	HKN Inc.	57,045	176
	Barnwell Industries Inc.	40,366	176
*	Meridian Resource Corp.	343,302	141
*	TGC Industries Inc.	24,275	118
*,^ Edge Petroleum Corp.		192,793	108
*	Pacific Ethanol Inc.	184,506	95
*	Tengasco Inc.	160,430	80
*	Cubic Energy Inc.	61,177	57
*	Quest Resource Corp.	64,454	38
*,^ Dune Energy Inc.		244,700	37
*,^ Teton Energy Corp.		67,968	27
*	New Generation Biofuels Holdings Inc.	9,500	8
			815,829
Financials (17.9%)
	BlackRock Inc.	149,328	32,377
	Everest Re Group Ltd.	356,572	31,271
*	TD Ameritrade Holding Corp.	1,477,234	28,983
	New York Community Bancorp Inc.	2,050,131	23,413
	Federal Realty Investment Trust	358,130	21,978
	Liberty Property Trust	654,219	21,282
	Digital Realty Trust Inc.	446,096	20,391
	Fidelity National Financial Inc. Class A	1,352,058	20,389
	WR Berkley Corp.	787,719	19,914
	SL Green Realty Corp.	450,204	19,741
	AMB Property Corp.	856,921	19,666
*	Jefferies Group Inc.	718,437	19,563
	Nationwide Health Properties Inc.	623,438	19,320
	Eaton Vance Corp.	688,045	19,258
	Reinsurance Group of America Inc. Class A	426,704	19,031
*	Markel Corp.	57,609	19,001
	Rayonier Inc.	463,793	18,974
	Cullen/Frost Bankers Inc.	349,548	18,051
	HCC Insurance Holdings Inc.	657,856	17,992
	First American Corp.	546,913	17,704
	Regency Centers Corp.	470,329	17,426
	Old Republic International Corp.	1,409,411	17,167
	Transatlantic Holdings Inc.	334,453	16,780
*	Affiliated Managers Group Inc.	244,121	15,870
*	St Joe Co.	541,928	15,781
	Duke Realty Corp.	1,312,062	15,758
^	Realty Income Corp.	610,854	15,668
	Camden Property Trust	375,564	15,135
	Commerce Bancshares Inc./Kansas City MO	403,740	15,035
	SEI Investments Co.	761,072	14,978
	Mack-Cali Realty Corp.	458,906	14,836
	Hospitality Properties Trust	715,878	14,582
	Arthur J Gallagher & Co.	592,843	14,448
^	Macerich Co.	473,352	14,357
	Waddell & Reed Financial Inc.	502,993	14,310

	Senior Housing Properties Trust	743,705	14,212
	White Mountains Insurance Group Ltd.	46,256	14,201
	UDR Inc.	881,948	13,882
	Alexandria Real Estate Equities Inc.	254,442	13,829
	Raymond James Financial Inc.	578,696	13,472
	Brown & Brown Inc.	687,892	13,180
	Essex Property Trust Inc.	165,162	13,144
	Highwoods Properties Inc.	415,097	13,055
	First Niagara Financial Group Inc.	1,041,237	12,838
	Corporate Office Properties Trust SBI/MD	339,869	12,534
*	MSCI Inc. Class A	422,456	12,513
	Hanover Insurance Group Inc.	297,871	12,311
	Weingarten Realty Investors	610,578	12,163
*	Knight Capital Group Inc. Class A	548,359	11,927
	American Financial Group Inc./OH	457,397	11,664
	Bank of Hawaii Corp.	280,428	11,649
	StanCorp Financial Group Inc.	287,914	11,623
	Jones Lang LaSalle Inc.	244,658	11,589
	Washington Federal Inc.	638,810	10,770
	Protective Life Corp.	501,338	10,739
	Greenhill & Co. Inc.	119,800	10,732
	Popular Inc.	3,747,100	10,604
	Bancorpsouth Inc.	429,931	10,495
	Synovus Financial Corp.	2,778,534	10,420
	Valley National Bancorp	837,733	10,296
	National Retail Properties Inc.	472,777	10,151
*	ProAssurance Corp.	191,514	9,995
*,^ Federal National Mortgage Assn.		6,514,472	9,902
	City National Corp./CA	253,202	9,857
	HRPT Properties Trust	1,310,467	9,855
	Washington Real Estate Investment Trust	341,232	9,827
	BRE Properties Inc.	309,361	9,683
*	Stifel Financial Corp.	175,593	9,640
	FirstMerit Corp.	499,570	9,507
	Prosperity Bancshares Inc.	270,282	9,403
	Apollo Investment Corp.	959,624	9,164
	Forest City Enterprises Inc. Class A	678,021	9,065
	Westamerica Bancorporation	171,063	8,895
*	AmeriCredit Corp.	562,240	8,878
	Tanger Factory Outlet Centers	235,790	8,804
	Douglas Emmett Inc.	711,676	8,739
*	Alleghany Corp.	33,265	8,617
	Associated Banc-Corp	749,026	8,554
	TCF Financial Corp.	654,485	8,534
*	SVB Financial Group	194,294	8,407
	Home Properties Inc.	193,552	8,340
	Brandywine Realty Trust	753,195	8,315
	American Campus Communities Inc.	305,708	8,208
	BioMed Realty Trust Inc.	574,729	7,931
	CBL & Associates Properties Inc.	807,560	7,833
	Omega Healthcare Investors Inc.	487,695	7,813
	Developers Diversified Realty Corp.	834,553	7,711
	Equity Lifestyle Properties Inc.	177,796	7,608
	Fulton Financial Corp.	1,031,262	7,590
	Mercury General Corp.	208,552	7,545
	Mid-America Apartment Communities Inc.	165,293	7,460
	Healthcare Realty Trust Inc.	347,638	7,346
	LaSalle Hotel Properties	372,255	7,319

*	Investment Technology Group Inc.	255,209	7,125
	UMB Financial Corp.	176,119	7,122
	Kilroy Realty Corp.	252,770	7,012
	Entertainment Properties Trust	204,671	6,987
*	Signature Bank/New York NY	238,085	6,904
	CapitalSource Inc.	1,589,506	6,898
*,^ Federal Home Loan Mortgage Corp.		3,797,888	6,836
	Zenith National Insurance Corp.	218,739	6,759
	NewAlliance Bancshares Inc.	625,551	6,693
	Potlatch Corp.	234,802	6,680
	Odyssey Re Holdings Corp.	102,716	6,657
	Erie Indemnity Co. Class A	174,786	6,547
	Taubman Centers Inc.	177,350	6,399
*	PHH Corp.	322,152	6,392
	Ares Capital Corp.	574,180	6,327
	Delphi Financial Group Inc.	277,215	6,273
	DCT Industrial Trust Inc.	1,198,016	6,122
	First Financial Bankshares Inc.	122,959	6,082
	EastGroup Properties Inc.	153,154	5,854
	Wilmington Trust Corp.	409,591	5,816
	TFS Financial Corp.	488,042	5,808
	Tower Group Inc.	237,274	5,787
*	Conseco Inc.	1,092,669	5,747
*	KBW Inc.	178,367	5,747
	Unitrin Inc.	293,770	5,726
	BOK Financial Corp.	122,880	5,692
	Trustmark Corp.	297,246	5,663
	Old National Bancorp/IN	499,781	5,598
	Iberiabank Corp.	121,588	5,540
	PrivateBancorp Inc.	226,267	5,534
	RLI Corp.	104,763	5,529
	Glacier Bancorp Inc.	363,539	5,431
	Hancock Holding Co.	143,630	5,396
^	American Capital Ltd.	1,669,255	5,392
	Extra Space Storage Inc.	510,849	5,389
	PS Business Parks Inc.	104,527	5,364
	Astoria Financial Corp.	481,716	5,318
	Cash America International Inc.	174,075	5,250
	Umpqua Holdings Corp.	492,324	5,219
	National Health Investors Inc.	163,426	5,172
*	DiamondRock Hospitality Co.	638,123	5,169
	Franklin Street Properties Corp.	394,236	5,165
	Radian Group Inc.	484,932	5,131
	Post Properties Inc.	282,901	5,092
	International Bancshares Corp.	303,890	4,956
	First Citizens BancShares Inc./NC Class A	31,111	4,950
	Selective Insurance Group	313,218	4,927
*	Interactive Brokers Group Inc.	241,700	4,803
	FNB Corp./PA	674,017	4,792
	Sovran Self Storage Inc.	156,357	4,758
	Webster Financial Corp.	378,914	4,725
*,^ MGIC Investment Corp.		623,501	4,620
*	Piper Jaffray Cos.	96,648	4,612
	NBT Bancorp Inc.	202,655	4,568
	Cousins Properties Inc.	546,035	4,521
	MB Financial Inc.	215,067	4,510
	East West Bancorp Inc.	541,578	4,495
*	Pico Holdings Inc.	133,864	4,464

	National Penn Bancshares Inc.	722,704	4,416
	United Bankshares Inc.	223,665	4,382
	Capitol Federal Financial	131,364	4,325
	optionsXpress Holdings Inc.	249,967	4,319
*	Navigators Group Inc.	78,338	4,309
	Employers Holdings Inc.	267,788	4,145
*,^ Portfolio Recovery Associates Inc.		90,231	4,090
*	Ocwen Financial Corp.	354,329	4,011
	Wintrust Financial Corp.	141,295	3,951
*	Ezcorp Inc. Class A	285,324	3,898
	Whitney Holding Corp./LA	401,607	3,831
*	CNA Financial Corp.	157,996	3,814
	CVB Financial Corp.	501,232	3,804
	Financial Federal Corp.	152,697	3,769
	Alexander's Inc.	12,430	3,678
	American National Insurance Co.	43,139	3,675
	Medical Properties Trust Inc.	470,100	3,671
	Inland Real Estate Corp.	418,471	3,666
*	Forestar Group Inc.	213,200	3,663
	Acadia Realty Trust	235,711	3,552
	Community Bank System Inc.	194,304	3,550
	Sterling Bancshares Inc./TX	482,895	3,530
	Park National Corp.	60,184	3,511
	Investors Real Estate Trust	379,381	3,430
	Infinity Property & Casualty Corp.	80,360	3,414
	Brookline Bancorp Inc.	349,588	3,398
	LTC Properties Inc.	137,421	3,304
	DuPont Fabros Technology Inc.	246,922	3,291
	Provident Financial Services Inc.	317,429	3,266
	Allied Capital Corp.	1,063,052	3,264
	First Midwest Bancorp Inc./IL	287,851	3,244
	Horace Mann Educators Corp.	231,500	3,234
	Sunstone Hotel Investors Inc.	444,202	3,154
	First Financial Bancorp	260,116	3,134
	Chemical Financial Corp.	142,902	3,114
	Colonial Properties Trust	318,848	3,102
^	Equity One Inc.	197,043	3,088
	Prospect Capital Corp.	283,711	3,039
	Susquehanna Bancshares Inc.	513,014	3,022
	Safety Insurance Group Inc.	90,612	2,983
*	Investors Bancorp Inc.	280,014	2,971
	U-Store-It Trust	461,909	2,887
	PacWest Bancorp	151,454	2,885
*	Hilltop Holdings Inc.	234,689	2,877
^	Ambac Financial Group Inc.	1,690,106	2,839
*	Texas Capital Bancshares Inc.	168,029	2,830
	Trustco Bank Corp. NY	452,521	2,828
	Wesco Financial Corp.	8,557	2,785
^	CIT Group Inc.	2,301,527	2,785
	City Holding Co.	93,338	2,782
	GFI Group Inc.	383,282	2,771
	Independent Bank Corp./Rockland MA	124,628	2,758
*	Riskmetrics Group Inc.	187,491	2,741
*	First Cash Financial Services Inc.	158,981	2,723
	Lexington Realty Trust	531,755	2,712
	Columbia Banking System Inc.	162,994	2,698
*	Broadpoint Gleacher Securities Inc.	307,127	2,561
	Getty Realty Corp.	104,376	2,561

	First Commonwealth Financial Corp.	450,177	2,557
	Harleysville Group Inc.	80,061	2,534
	Parkway Properties Inc./Md	128,483	2,531
	Meadowbrook Insurance Group Inc.	340,851	2,522
*	Pinnacle Financial Partners Inc.	195,657	2,487
	Boston Private Financial Holdings Inc.	381,028	2,481
	Bank Mutual Corp.	279,626	2,472
	Home Bancshares Inc./Conway AR	112,457	2,465
	Cathay General Bancorp	302,652	2,448
	Community Trust Bancorp Inc.	93,373	2,444
	Northwest Bancorp Inc.	106,885	2,441
	SWS Group Inc.	169,306	2,438
*	MarketAxess Holdings Inc.	200,858	2,420
	Cohen & Steers Inc.	100,790	2,419
*	World Acceptance Corp.	95,387	2,405
	WesBanco Inc.	155,432	2,403
	National Western Life Insurance Co. Class A	13,642	2,401
*	Dollar Financial Corp.	148,861	2,385
	Universal Health Realty Income Trust	73,209	2,383
	United Fire & Casualty Co.	132,439	2,371
*,^ United Community Banks Inc./GA		458,235	2,291
	American Equity Investment Life Holding Co.	324,451	2,278
	First Potomac Realty Trust	192,935	2,230
	First Financial Corp./IN	72,744	2,229
	Simmons First National Corp. Class A	77,198	2,224
*	eHealth Inc.	153,165	2,224
	Oriental Financial Group Inc.	172,128	2,186
	Phoenix Cos. Inc.	668,838	2,174
	Sun Communities Inc.	100,733	2,168
	Saul Centers Inc.	67,406	2,164
	Hercules Technology Growth Capital Inc.	217,241	2,133
	National Financial Partners Corp.	243,592	2,124
*	MCG Capital Corp.	505,948	2,120
	FBL Financial Group Inc. Class A	107,424	2,087
	StellarOne Corp.	137,920	2,034
*	Beneficial Mutual Bancorp Inc.	222,127	2,028
	Bank of the Ozarks Inc.	76,168	2,021
	Provident New York Bancorp	210,409	2,009
	Advance America Cash Advance Centers Inc.	355,805	1,993
*	AMERISAFE Inc.	115,123	1,986
*,^ iStar Financial Inc.		648,554	1,972
	OneBeacon Insurance Group Ltd. Class A	143,476	1,971
	Evercore Partners Inc. Class A	66,158	1,933
^	BankAtlantic Bancorp Inc. Class A	666,113	1,932
	SY Bancorp Inc.	83,123	1,919
	Renasant Corp.	128,969	1,915
*	SeaBright Insurance Holdings Inc.	166,382	1,900
	Great Southern Bancorp Inc.	80,099	1,899
	S&T Bancorp Inc.	145,879	1,891
	SCBT Financial Corp.	66,963	1,882
	Dime Community Bancshares	163,042	1,864
*	Tejon Ranch Co.	72,083	1,851
	GAMCO Investors Inc.	39,769	1,817
	Tompkins Financial Corp.	40,844	1,785
	First Bancorp/Troy NC	98,452	1,777
	Arrow Financial Corp.	65,052	1,775
	American Physicians Capital Inc.	61,571	1,774
	Suffolk Bancorp	59,406	1,759

	TowneBank/Portsmouth VA	137,501	1,753
	National Interstate Corp.	99,656	1,744
	Calamos Asset Management Inc. Class A	132,015	1,724
	PMI Group Inc.	403,557	1,715
	Westfield Financial Inc.	200,832	1,701
	Cedar Shopping Centers Inc.	263,433	1,699
	Univest Corp. of Pennsylvania	78,215	1,695
	Bancfirst Corp.	45,558	1,682
^	Pennsylvania Real Estate Investment Trust	220,434	1,678
	Cardinal Financial Corp.	202,621	1,668
*	CNA Surety Corp.	101,959	1,652
	Baldwin & Lyons Inc.	69,479	1,629
	Kearny Financial Corp.	155,871	1,624
	Berkshire Hills Bancorp Inc.	73,574	1,614
	Fifth Street Finance Corp.	146,951	1,606
	Ashford Hospitality Trust Inc.	463,806	1,605
*	Nelnet Inc. Class A	127,730	1,589
	Danvers Bancorp Inc.	116,899	1,589
	Sandy Spring Bancorp Inc.	96,838	1,577
	Student Loan Corp.	33,748	1,566
*	FPIC Insurance Group Inc.	46,584	1,563
	Education Realty Trust Inc.	262,784	1,558
*	TradeStation Group Inc.	188,653	1,538
*	Safeguard Scientifics Inc.	139,973	1,536
	Harleysville National Corp.	287,364	1,532
	State Auto Financial Corp.	85,034	1,525
	Kite Realty Group Trust	363,920	1,518
	Flushing Financial Corp.	132,260	1,508
*	Encore Capital Group Inc.	111,821	1,504
^	German American Bancorp Inc.	95,505	1,481
*,^ Citizens Inc./TX		232,625	1,475
	Southside Bancshares Inc.	65,478	1,475
	Washington Trust Bancorp Inc.	83,693	1,466
	Duff & Phelps Corp. Class A	75,428	1,445
	ESSA Bancorp Inc.	106,926	1,413
	1st Source Corp.	86,601	1,412
	First Bancorp/Puerto Rico	461,764	1,408
	Republic Bancorp Inc./KY Class A	70,142	1,400
*	Western Alliance Bancorp	219,904	1,388
	Stewart Information Services Corp.	110,829	1,371
	Urstadt Biddle Properties Inc. Class A	93,173	1,359
	Presidential Life Corp.	130,781	1,355
	First Industrial Realty Trust Inc.	257,523	1,352
	Associated Estates Realty Corp.	139,098	1,338
	Nara Bancorp Inc.	191,943	1,334
	FelCor Lodging Trust Inc.	291,358	1,320
	First Financial Holdings Inc.	82,202	1,313
	Northfield Bancorp Inc.	101,311	1,297
	BankFinancial Corp.	133,089	1,275
	Southwest Bancorp Inc./Stillwater OK	90,718	1,274
	WSFS Financial Corp.	47,808	1,274
*	LaBranche & Co. Inc.	373,459	1,270
	Lakeland Financial Corp.	60,272	1,245
	US Global Investors Inc. Class A	100,845	1,243
	Consolidated-Tomoka Land Co.	32,111	1,230
	BGC Partners Inc. Class A	281,122	1,203
	Heartland Financial USA Inc.	80,886	1,193
*	Harris & Harris Group Inc.	188,350	1,177

Capital Southwest Corp.	15,252	1,171
Westwood Holdings Group Inc.	33,438	1,160
Amtrust Financial Services Inc.	101,691	1,160
Camden National Corp.	35,029	1,157
Glimcher Realty Trust	313,226	1,150
* Gramercy Capital Corp./New York	472,836	1,149
Lakeland Bancorp Inc.	151,066	1,133
Strategic Hotels & Resorts Inc.	435,741	1,129
American Physicians Service Group Inc.	48,798	1,124
Trico Bancshares	68,514	1,124
Home Federal Bancorp Inc./ID	97,846	1,117
South Financial Group Inc.	754,630	1,109
MainSource Financial Group Inc.	161,990	1,102
MVC Capital Inc.	123,880	1,088
Gladstone Capital Corp.	121,315	1,083
Abington Bancorp Inc.	137,677	1,066
Ramco-Gershenson Properties Trust	118,852	1,060
Mission West Properties Inc.	157,464	1,060
Capital City Bank Group Inc.	73,557	1,045
Donegal Group Inc. Class B	63,194	1,044
Sterling Bancorp/NY	143,862	1,039
^ Asta Funding Inc.	136,294	1,030
Union Bankshares Corp./VA	82,098	1,022
Oppenheimer Holdings Inc. Class A	41,503	1,011
Wilshire Bancorp Inc.	137,491	1,009
Northrim BanCorp Inc.	65,629	1,001
First Merchants Corp.	143,523	1,000
^ United Security Bancshares/Thomasville AL	44,680	991
PennantPark Investment Corp.	122,185	991
Peoples Bancorp Inc./OH	75,927	991
* PMA Capital Corp. Class A	172,325	981
First Financial Northwest Inc.	167,124	973
BlackRock Kelso Capital Corp.	129,823	963
United Financial Bancorp Inc.	83,047	962
* Virtus Investment Partners Inc.	61,413	959
Sanders Morris Harris Group Inc.	162,057	958
ViewPoint Financial Group	67,761	951
CAPLEASE INC.	235,715	950
Kohlberg Capital Corp.	156,231	942
* Penson Worldwide Inc.	95,541	931
* Sun Bancorp Inc./NJ	176,157	930
First Mercury Financial Corp.	68,488	912
Sterling Financial Corp./WA	455,673	911
Clifton Savings Bancorp Inc.	92,302	905
Financial Institutions Inc.	90,623	904
Century Bancorp Inc./MA Class A	41,622	903
American National Bankshares Inc.	41,223	899
OceanFirst Financial Corp.	76,926	892
Thomas Properties Group Inc.	308,100	890
* Asset Acceptance Capital Corp.	121,132	878
One Liberty Properties Inc.	96,534	869
* Bancorp Inc./DE	151,067	864
* Guaranty Bancorp	581,261	860
NGP Capital Resources Co.	117,877	856
* Crawford & Co. Class B	191,360	844
Monmouth Real Estate Investment Corp. Class A	121,158	843
* Avatar Holdings Inc.	44,195	840
National Bankshares Inc.	32,878	837

	Diamond Hill Investment Group Inc.	14,404	835
	EMC Insurance Group Inc.	39,256	829
	TICC Capital Corp.	164,147	827
	Agree Realty Corp.	35,941	824
	First Bancorp Inc./ME	44,231	823
	Oritani Financial Corp.	60,058	819
*	Rewards Network Inc.	59,434	817
*	HFF Inc. Class A	118,064	796
*	Tree.com Inc.	104,774	791
	First Community Bancshares Inc./VA	61,895	781
*,^ CompuCredit Holdings Corp.		164,466	775
	Federal Agricultural Mortgage Corp.	101,520	761
	NewBridge Bancorp	277,243	760
	Smithtown Bancorp Inc.	65,004	750
	Cogdell Spencer Inc.	156,250	750
*	FCStone Group Inc.	154,041	742
^	First Busey Corp.	155,543	731
*	Thomas Weisel Partners Group Inc.	136,483	729
*,^ Citizens Republic Bancorp Inc.		956,527	727
	CoBiz Financial Inc.	145,539	725
	Heritage Financial Corp./WA	54,712	719
	Pzena Investment Management Inc. Class A	88,034	719
	Meta Financial Group Inc.	29,670	717
	Pacific Capital Bancorp NA	494,616	712
	Hersha Hospitality Trust	229,339	711
	Central Pacific Financial Corp.	281,936	710
	West Bancorporation Inc.	143,022	709
	Citizens & Northern Corp.	46,982	695
	Gladstone Investment Corp.	143,147	694
*	Waterstone Financial Inc.	136,825	692
*	Hanmi Financial Corp.	421,861	692
*	Credit Acceptance Corp.	21,487	692
	Pacific Continental Corp.	65,502	690
	Merchants Bancshares Inc.	32,113	686
*	Virginia Commerce Bancorp	171,561	685
*	FBR Capital Markets Corp.	114,981	682
^	Center Bancorp Inc.	88,118	664
*	Specialty Underwriters' Alliance Inc.	100,395	663
	ESB Financial Corp.	48,715	652
	Kansas City Life Insurance Co.	20,934	652
*	International Assets Holding Corp.	39,401	651
*	Taylor Capital Group Inc.	97,875	646
	Shore Bancshares Inc.	38,133	638
^	Life Partners Holdings Inc.	35,572	637
^	UCBH Holdings Inc.	781,188	625
^	Bridge Bancorp Inc.	25,536	621
	First United Corp.	56,092	616
	First of Long Island Corp.	22,815	607
*	First State Bancorporation/NM	499,317	594
	Pulaski Financial Corp.	78,288	593
	Bryn Mawr Bank Corp.	33,273	581
	Universal Insurance Holdings Inc.	114,133	574
	Brooklyn Federal Bancorp Inc.	46,900	572
*	Metro Bancorp Inc.	46,929	571
	MutualFirst Financial Inc.	80,909	570
	Peapack Gladstone Financial Corp.	35,150	565
	NYMAGIC Inc.	32,639	563
	Provident Financial Holdings Inc.	69,499	562

*	Meridian Interstate Bancorp Inc.	65,785	559
*	TierOne Corp.	166,188	553
^	W Holding Co. Inc.	40,800	547
	State Bancorp Inc./NY	64,447	545
^	Cascade Bancorp	450,024	545
	Frontier Financial Corp.	499,261	544
	Enterprise Financial Services Corp.	58,633	542
*	Bridge Capital Holdings	77,162	540
	Sierra Bancorp	44,772	538
	Medallion Financial Corp.	63,650	532
*	Republic First Bancorp Inc.	116,720	530
	Bank of Marin Bancorp	16,894	529
	Penns Woods Bancorp Inc.	16,442	526
	PMC Commercial Trust	71,953	526
*	Artio Global Investors Inc.	20,000	523
	Bancorp Rhode Island Inc.	20,784	519
	Roma Financial Corp.	41,702	518
	Ameris Bancorp	72,449	518
*,^ United Security Bancshares/Fresno CA		114,615	516
	Wainwright Bank & Trust Co.	78,646	515
	Farmers Capital Bank Corp.	28,808	515
*	First Marblehead Corp.	233,774	514
	AmeriServ Financial Inc.	285,515	514
	MicroFinancial Inc.	147,515	512
	Urstadt Biddle Properties Inc.	38,700	509
*,^ Amcore Financial Inc.		316,147	506
	21st Century Holding Co.	127,512	505
*	Firstcity Financial Corp.	60,198	500
	Winthrop Realty Trust	50,834	495
	Ames National Corp.	20,467	493
	TF Financial Corp.	25,939	493
*	United Community Financial Corp./OH	280,079	487
	K-Fed Bancorp	53,932	486
	Mercer Insurance Group Inc.	26,638	481
*,^ Maguire Properties Inc.		222,292	467
	Citizens South Banking Corp.	76,315	466
	Yadkin Valley Financial Corp.	99,186	463
	Orrstown Financial Services Inc.	11,941	461
*	Eagle Bancorp Inc.	47,699	457
*	Pacific Mercantile Bancorp	139,752	456
	NASB Financial Inc.	17,087	449
*	Southcoast Financial Corp.	91,720	447
*	Home Bancorp Inc.	36,268	441
*	Superior Bancorp	179,781	439
	Premierwest Bancorp	161,287	437
	First South Bancorp Inc./Washington NC	37,944	436
*	NewStar Financial Inc.	132,536	436
	Peoples Bancorp of North Carolina Inc.	64,518	435
	Patriot Capital Funding Inc.	106,202	433
*	Marlin Business Services Corp.	52,933	433
	JMP Group Inc.	44,408	429
	Epoch Holding Corp.	48,911	428
*,^ Columbia Bancorp/OR		204,994	422
	Gladstone Commercial Corp.	30,662	419
*,^ EuroBancshares Inc.		239,480	419
	Community Capital Corp.	139,544	419
	Kayne Anderson Energy Development Co.	31,122	412
*,^ Doral Financial Corp.		109,964	407

	Donegal Group Inc. Class A	25,755	398
*	First Acceptance Corp.	146,908	397
	Independent Bank Corp./MI	207,709	395
*	Bank of Florida Corp.	165,199	392
*	Market Leader Inc.	181,107	391
	First Defiance Financial Corp.	26,006	388
	QC Holdings Inc.	57,299	387
^	Green Bankshares Inc.	77,176	386
*	Cape Bancorp Inc.	50,239	386
	Centerstate Banks Inc.	48,563	383
	Center Financial Corp.	100,094	382
	Rockville Financial Inc.	35,331	380
	North Valley Bancorp	126,638	379
	Indiana Community Bancorp	42,202	377
*,^ Macatawa Bank Corp.		144,632	376
	MBT Financial Corp.	178,786	375
	CFS Bancorp Inc.	79,158	375
*	Flagstar Bancorp Inc.	363,896	375
^	Old Second Bancorp Inc.	65,295	374
*	Fox Chase Bancorp Inc.	37,110	372
	Alliance Financial Corp./NY	13,507	365
	Eastern Insurance Holdings Inc.	37,760	360
*	Chicopee Bancorp Inc.	27,229	360
	Timberland Bancorp Inc./WA	74,616	360
	Heritage Commerce Corp.	75,476	356
	Jefferson Bancshares Inc./TN	67,279	348
	Prudential Bancorp Inc. of Pennsylvania	34,228	344
*	Louisiana Bancorp Inc./Metaire LA	24,568	343
	Colony Bankcorp Inc.	53,831	343
*	Invesco Mortgage Capital Inc.	15,635	342
	Supertel Hospitality Inc.	158,192	340
	Parkvale Financial Corp.	36,069	338
	Legacy Bancorp Inc./MA	31,980	336
	First Place Financial Corp./OH	113,246	334
*	Cardtronics Inc.	42,255	330
	Citizens Holding Co.	12,460	330
	Hawthorn Bancshares Inc.	32,640	326
	MetroCorp Bancshares Inc.	89,829	324
	Summit Financial Group Inc.	61,208	321
	Middleburg Financial Corp.	24,377	320
*	Cowen Group Inc.	44,774	319
*	ZipRealty Inc.	75,382	317
^	City Bank/Lynnwood WA	121,787	315
	American River Bankshares	41,206	313
	United Western Bancorp Inc.	78,864	313
*	Reis Inc.	54,774	312
	First Security Group Inc./TN	80,838	311
	Southern Community Financial Corp./NC	103,218	309
^	BancTrust Financial Group Inc.	86,390	308
*	Intervest Bancshares Corp. Class A	85,121	306
	UMH Properties Inc.	37,242	304
*	Nicholas Financial Inc.	43,600	303
	Seacoast Banking Corp. of Florida	118,516	299
	West Coast Bancorp/OR	120,213	298
	Capital Bank Corp.	58,393	291
	CNB Financial Corp./PA	16,718	287
	Ocean Shore Holding Co.	40,272	285
	Washington Banking Co.	29,670	275

*	TIB Financial Corp.	175,035	271
	Main Street Capital Corp.	18,619	265
	Riverview Bancorp Inc.	70,929	262
^	Hampton Roads Bankshares Inc.	91,064	262
	Banner Corp.	95,063	260
*	Cypress Sharpridge Investments Inc.	17,500	249
*	Central Jersey Bancorp/Long Branch NJ	41,469	248
	VIST Financial Corp.	37,845	238
	Integra Bank Corp.	214,233	238
	Capitol Bancorp Ltd.	90,333	236
	Princeton National Bancorp Inc.	14,552	232
*	Ladenburg Thalmann Financial Services Inc.	317,521	229
*	Bank of Granite Corp.	221,629	228
	WSB Holdings Inc.	100,139	223
	Pamrapo Bancorp Inc.	29,889	213
*	Stratus Properties Inc.	24,795	202
*	Fidelity Southern Corp.	64,675	200
*	Grubb & Ellis Co.	113,800	192
	Independence Holding Co.	32,415	191
	BRT Realty Trust	33,405	190
	Camco Financial Corp.	86,951	189
	Preferred Bank/Los Angeles CA	57,792	188
	FNB United Corp.	68,477	182
	Mercantile Bank Corp.	42,927	181
	Tortoise Capital Resources Corp.	27,075	177
*	HMN Financial Inc.	45,151	169
	Firstbank Corp./Alma MI	29,783	168
*	Arlington Asset Investment Corp. Class A	342,118	168
	Centrue Financial Corp.	44,199	167
*,^ First Regional Bancorp/Los Angeles CA		136,790	166
*	Guaranty Federal Bancshares Inc.	27,970	165
	Anchor Bancorp Wisconsin Inc.	126,491	164
*,^ PAB Bankshares Inc.		51,879	161
	Cascade Financial Corp.	93,296	159
*	Encore Bancshares Inc.	16,598	149
	Hampden Bancorp Inc.	13,440	146
*,^ Triad Guaranty Inc.		114,378	145
*	Northern States Financial Corp.	36,253	144
	Ohio Valley Banc Corp.	5,204	138
*,^ Midwest Banc Holdings Inc.		192,244	137
*	Dearborn Bancorp Inc.	113,719	134
	Heritage Financial Group	15,243	126
	Old Point Financial Corp.	7,519	125
*	Maui Land & Pineapple Co. Inc.	19,474	122
	Atlantic Coast Federal Corp./Waycross GA	51,557	111
	Triangle Capital Corp.	9,007	111
	Cadence Financial Corp.	58,584	107
*	Consumer Portfolio Services Inc.	87,963	106
	Bar Harbor Bankshares	3,079	105
*	Citizens First Bancorp Inc.	126,696	104
*	Rodman & Renshaw Capital Group Inc.	16,882	102
	MidWestOne Financial Group Inc.	10,170	92
	Community Bankers Trust Corp.	21,910	75
	Federal Agricultural Mortgage Corp. Class A	12,788	74
	Tower Bancorp Inc.	2,600	68
	Advanta Corp. Class A	116,032	64
	Midsouth Bancorp Inc.	4,719	62
	Commonwealth Bankshares Inc.	11,413	60

^	Horizon Financial Corp.	71,939	59
*	Investors Capital Holdings Ltd.	26,400	58
*	Royal Bancshares of Pennsylvania Inc.	37,019	57
	Advanta Corp. Class B	89,966	50
	First Citizens Banc Corp.	9,479	50
	First Financial Service Corp.	3,601	49
*,^ Corus Bankshares Inc.		430,714	41
	Beverly National Corp.	1,800	41
	Peoples Financial Corp./MS	2,135	40
^	Mercantile Bancorp/IL	11,050	36
	Affirmative Insurance Holdings Inc.	7,091	35
	Rainier Pacific Financial Group Inc.	37,527	33
	Presidential Realty Corp. Class B	46,000	32
*	Sun American Bancorp	91,047	24
	Investors Title Co.	700	22
*	BCSB Bancorp Inc.	2,600	22
*	First Savings Financial Group Inc.	1,847	20
	Norwood Financial Corp.	500	16
*	First California Financial Group Inc.	3,000	14
*	1st Century Bancshares Inc.	2,705	11
	Britton & Koontz Capital Corp.	900	11
*	AMV Liquidating Trust	94,702	11
*	Village Bank and Trust Financial Corp.	2,400	10
	BCB Bancorp Inc.	1,124	9
*	Magyar Bancorp Inc.	2,000	8
	Beacon Federal Bancorp Inc.	870	8
*	Unity Bancorp Inc.	1,864	8
*	Rand Capital Corp.	1,900	8
*	First Capital Bancorp Inc./VA	429	3
	Codorus Valley Bancorp Inc.	500	3
*	First Keystone Financial Inc.	300	3
	Teton Advisors Inc. Class B	564	1
*	FedFirst Financial Corp.	300	1
*	Community Financial Corp./VA	300	1
*	Tennessee Commerce Bancorp Inc.	300	1
*	Altisource Portfolio Solutions SA	61	1
*	Tower Financial Corp.	100	—
*	Atlantic Southern Financial Group Inc.	100	—
			2,140,365
Health Care (12.5%)
*	Vertex Pharmaceuticals Inc.	1,058,534	40,118
*	Illumina Inc.	727,343	30,912
*	Cerner Corp.	394,076	29,477
*	Henry Schein Inc.	528,431	29,016
	Beckman Coulter Inc.	401,642	27,689
*	Hologic Inc.	1,503,730	24,571
*	Edwards Lifesciences Corp.	330,462	23,103
*	Alexion Pharmaceuticals Inc.	515,344	22,953
*	Covance Inc.	375,132	20,313
*	ResMed Inc.	442,532	20,002
*	Dendreon Corp.	678,001	18,977
*	Inverness Medical Innovations Inc.	471,202	18,250
*	Human Genome Sciences Inc.	953,368	17,942
*	Mettler-Toledo International Inc.	197,399	17,882
	Universal Health Services Inc. Class B	287,604	17,811
*	Community Health Systems Inc.	543,204	17,345
*,^ Idexx Laboratories Inc.		343,286	17,164

	Perrigo Co.	465,001	15,805
	Omnicare Inc.	699,349	15,749
*	Endo Pharmaceuticals Holdings Inc.	686,406	15,533
*	Myriad Genetics Inc.	561,859	15,395
	Pharmaceutical Product Development Inc.	692,092	15,184
*	Mednax Inc.	271,659	14,920
*	Sepracor Inc.	650,167	14,889
*	Charles River Laboratories International Inc.	385,952	14,273
	Techne Corp.	218,104	13,642
*	United Therapeutics Corp.	274,030	13,425
*	Kinetic Concepts Inc.	362,233	13,395
*	VCA Antech Inc.	497,401	13,375
*	Lincare Holdings Inc.	397,455	12,420
*	Gen-Probe Inc.	294,870	12,219
*	OSI Pharmaceuticals Inc.	339,911	11,999
	Teleflex Inc.	232,654	11,240
*	Valeant Pharmaceuticals International	395,005	11,084
	Owens & Minor Inc.	244,706	11,073
*	Onyx Pharmaceuticals Inc.	361,548	10,836
*	Health Management Associates Inc. Class A	1,444,803	10,822
*	BioMarin Pharmaceutical Inc.	587,441	10,621
	STERIS Corp.	343,261	10,452
*	Bio-Rad Laboratories Inc. Class A	112,445	10,331
*	Thoratec Corp.	331,424	10,032
*	Amylin Pharmaceuticals Inc.	728,617	9,975
*	Health Net Inc.	608,330	9,368
*	NuVasive Inc.	221,586	9,253
*,^ HLTH Corp.		614,919	8,984
*	Psychiatric Solutions Inc.	329,454	8,816
*	LifePoint Hospitals Inc.	320,926	8,684
*	Varian Inc.	169,308	8,645
*	Auxilium Pharmaceuticals Inc.	250,709	8,577
*	Haemonetics Corp.	150,413	8,441
*	Isis Pharmaceuticals Inc.	576,018	8,393
*	Healthsouth Corp.	517,178	8,089
	Hill-Rom Holdings Inc.	366,835	7,990
*	Masimo Corp.	303,779	7,959
	Cooper Cos. Inc.	264,628	7,867
	West Pharmaceutical Services Inc.	192,588	7,821
*	PSS World Medical Inc.	348,510	7,608
*	athenahealth Inc.	196,729	7,548
*	American Medical Systems Holdings Inc.	435,188	7,363
*	Immucor Inc.	412,875	7,308
	Medicis Pharmaceutical Corp. Class A	336,613	7,187
*	Regeneron Pharmaceuticals Inc.	371,013	7,161
*,^ Amedisys Inc.		162,907	7,108
	Allscripts-Misys Healthcare Solutions Inc.	348,494	7,064
*	Seattle Genetics Inc.	491,198	6,892
*	Cubist Pharmaceuticals Inc.	338,364	6,835
	Quality Systems Inc.	110,968	6,832
*	AMERIGROUP Corp.	307,441	6,816
*	Dionex Corp.	104,533	6,792
*	Catalyst Health Solutions Inc.	226,013	6,588
*	Magellan Health Services Inc.	208,433	6,474
*	Eclipsys Corp.	333,848	6,443
*	WellCare Health Plans Inc.	249,462	6,149
*	Salix Pharmaceuticals Ltd.	286,422	6,089
	Meridian Bioscience Inc.	239,431	5,988

*	HMS Holdings Corp.	153,574	5,871
	Chemed Corp.	132,860	5,831
*	Align Technology Inc.	391,337	5,565
*	Savient Pharmaceuticals Inc.	361,026	5,488
*	Nektar Therapeutics	547,556	5,333
*	Acorda Therapeutics Inc.	224,898	5,236
*	ev3 Inc.	422,560	5,202
*	Alkermes Inc.	560,080	5,147
*	Emergency Medical Services Corp. Class A	109,336	5,084
*	Alnylam Pharmaceuticals Inc.	215,356	4,884
*	Volcano Corp.	286,625	4,821
*	Centene Corp.	254,004	4,811
	Brookdale Senior Living Inc.	259,419	4,703
*	Parexel International Corp.	342,895	4,660
*	Theravance Inc.	317,665	4,651
*	Medivation Inc.	170,178	4,619
*	Cepheid Inc.	344,352	4,552
*	Sirona Dental Systems Inc.	152,967	4,551
	Martek Biosciences Corp.	196,433	4,437
*	Par Pharmaceutical Cos. Inc.	205,421	4,419
*	AMAG Pharmaceuticals Inc.	100,543	4,392
*	Viropharma Inc.	454,961	4,377
*	Gentiva Health Services Inc.	172,643	4,318
*	Vivus Inc.	411,004	4,295
	Invacare Corp.	189,833	4,229
*	Luminex Corp.	245,149	4,168
*	Integra LifeSciences Holdings Corp.	121,054	4,134
*	Exelixis Inc.	635,232	4,053
*	Wright Medical Group Inc.	226,537	4,046
*,^ Cell Therapeutics Inc.		3,205,010	3,942
*	Incyte Corp. Ltd.	577,822	3,900
*	Amsurg Corp. Class A	179,542	3,812
*	XenoPort Inc.	177,503	3,768
*	Kindred Healthcare Inc.	231,198	3,752
*	Affymetrix Inc.	414,938	3,643
*	Phase Forward Inc.	256,668	3,604
*	Emeritus Corp.	162,201	3,560
*,^ Geron Corp.		541,661	3,553
*	Healthspring Inc.	286,893	3,514
*	Genoptix Inc.	100,947	3,511
*	Abaxis Inc.	130,462	3,490
*,^ MannKind Corp.		352,318	3,470
*	InterMune Inc.	216,383	3,447
*	Medicines Co.	311,678	3,432
*	Conceptus Inc.	181,508	3,365
*	PharMerica Corp.	180,765	3,357
*	inVentiv Health Inc.	198,402	3,319
*	Conmed Corp.	172,657	3,310
*	MedAssets Inc.	138,899	3,135
*	Bruker Corp.	290,905	3,104
*	Greatbatch Inc.	136,985	3,078
*	Healthways Inc.	199,162	3,051
	Landauer Inc.	55,244	3,037
*	Celera Corp.	486,997	3,034
*	Impax Laboratories Inc.	330,896	2,892
*	Merit Medical Systems Inc.	166,157	2,879
*	MWI Veterinary Supply Inc.	72,011	2,877
*	Halozyme Therapeutics Inc.	403,042	2,866

*	Neogen Corp.	88,737	2,865
	Analogic Corp.	75,727	2,803
*	ICU Medical Inc.	75,030	2,766
*	Immunogen Inc.	339,351	2,752
*	Pharmasset Inc.	130,031	2,749
*	SonoSite Inc.	102,906	2,723
*	Universal American Corp./NY	287,288	2,706
*	Zoll Medical Corp.	124,357	2,676
*	Optimer Pharmaceuticals Inc.	197,434	2,671
*	LHC Group Inc.	88,860	2,660
*	Allos Therapeutics Inc.	363,780	2,637
*	Hanger Orthopedic Group Inc.	188,266	2,611
*	Facet Biotech Corp.	149,721	2,589
*	Natus Medical Inc.	167,642	2,587
*	IPC The Hospitalist Co. Inc.	80,172	2,521
*	Odyssey HealthCare Inc.	199,532	2,494
*	Quidel Corp.	153,407	2,490
*	Bio-Reference Labs Inc.	71,681	2,466
*	Immunomedics Inc.	444,138	2,452
	National Healthcare Corp.	65,698	2,450
*	Arena Pharmaceuticals Inc.	545,047	2,436
	Computer Programs & Systems Inc.	57,382	2,376
*	RehabCare Group Inc.	109,047	2,365
*	Sun Healthcare Group Inc.	269,134	2,325
*	Cyberonics Inc.	143,139	2,282
*	Symmetry Medical Inc.	219,014	2,271
*	Kensey Nash Corp.	78,121	2,262
*	Res-Care Inc.	157,784	2,242
*	SurModics Inc.	90,427	2,225
*	Questcor Pharmaceuticals Inc.	397,465	2,194
*	Omnicell Inc.	195,361	2,176
*	Air Methods Corp.	65,363	2,129
*,^ Enzon Pharmaceuticals Inc.		252,446	2,083
*	Angiodynamics Inc.	149,914	2,066
*	DexCom Inc.	257,041	2,038
*	eResearchTechnology Inc.	286,553	2,006
*	Palomar Medical Technologies Inc.	121,683	1,972
*,^ SIGA Technologies Inc.		248,968	1,964
*	Inspire Pharmaceuticals Inc.	375,958	1,962
*	AMN Healthcare Services Inc.	205,948	1,959
*	Orthovita Inc.	440,496	1,934
*,^ Sangamo Biosciences Inc.		235,371	1,932
*	Cypress Bioscience Inc.	234,410	1,915
*	Vanda Pharmaceuticals Inc.	164,486	1,915
*	Rigel Pharmaceuticals Inc.	226,122	1,854
*	Genomic Health Inc.	84,595	1,849
*,^ Novavax Inc.		463,928	1,837
*	I-Flow Corp.	158,578	1,806
*	ABIOMED Inc.	182,014	1,767
*	Molina Healthcare Inc.	85,252	1,764
*	Momenta Pharmaceuticals Inc.	164,766	1,748
*	Corvel Corp.	61,155	1,737
*	Emergent Biosolutions Inc.	97,859	1,728
*	BioScrip Inc.	254,034	1,717
	Talecris Biotherapeutics Holdings Corp.	90,000	1,710
*	Aspect Medical Systems Inc.	142,025	1,701
*	Hi-Tech Pharmacal Co. Inc.	75,582	1,696
*,^ BioCryst Pharmaceuticals Inc.		203,307	1,675

*	Accuray Inc.	253,229	1,646
*	Dyax Corp.	454,568	1,632
*	Cross Country Healthcare Inc.	175,234	1,631
*	Sciclone Pharmaceuticals Inc.	379,106	1,615
*	Spectrum Pharmaceuticals Inc.	236,155	1,589
*	Spectranetics Corp.	240,203	1,540
*	CryoLife Inc.	192,510	1,534
*	Abraxis Bioscience Inc.	41,332	1,504
*	Zymogenetics Inc.	247,645	1,496
*	US Physical Therapy Inc.	98,351	1,482
*,^ StemCells Inc.		905,970	1,477
*	Cytokinetics Inc.	278,873	1,475
*	Nabi Biopharmaceuticals	410,350	1,473
*	Depomed Inc.	335,415	1,466
*	Cadence Pharmaceuticals Inc.	132,087	1,461
*,^ GTx Inc.		112,392	1,439
*	Medical Action Industries Inc.	118,858	1,435
*	Maxygen Inc.	213,835	1,431
*	Micrus Endovascular Corp.	109,790	1,422
*	Micromet Inc.	213,204	1,420
*	Assisted Living Concepts Inc. Class A	68,401	1,417
*,^ Hemispherx Biopharma Inc.		708,191	1,416
*	Durect Corp.	529,257	1,413
*	Insulet Corp.	125,618	1,411
*	Chindex International Inc.	111,429	1,402
*	Ligand Pharmaceuticals Inc. Class B	606,640	1,401
*	Lexicon Pharmaceuticals Inc.	653,399	1,392
*	Curis Inc.	587,054	1,374
*	Kendle International Inc.	80,885	1,352
*	RTI Biologics Inc.	310,097	1,349
*	American Dental Partners Inc.	96,186	1,347
*	IRIS International Inc.	119,107	1,346
*	Poniard Pharmaceuticals Inc.	178,217	1,333
*	Albany Molecular Research Inc.	153,832	1,332
*	Almost Family Inc.	44,716	1,330
*	Accelrys Inc.	226,594	1,314
*	Endologix Inc.	207,586	1,285
*	Merge Healthcare Inc.	310,017	1,274
*	Five Star Quality Care Inc.	345,896	1,266
*,^ Clarient Inc.		300,232	1,264
*	NPS Pharmaceuticals Inc.	312,755	1,257
*	TomoTherapy Inc.	290,085	1,256
*	Targacept Inc.	58,657	1,253
*	Discovery Laboratories Inc.	915,417	1,245
*	Ardea Biosciences Inc.	67,840	1,243
*,^ Stereotaxis Inc.		276,524	1,233
*	Health Grades Inc.	246,767	1,221
*	Pozen Inc.	165,888	1,221
*,^ Sequenom Inc.		377,543	1,219
*	Ariad Pharmaceuticals Inc.	545,971	1,212
*	Affymax Inc.	50,542	1,207
*	Sunrise Senior Living Inc.	398,099	1,206
	America Service Group Inc.	72,752	1,203
*	Repligen Corp.	238,952	1,197
*	Enzo Biochem Inc.	168,308	1,192
*	AMICAS Inc.	330,969	1,191
*,^ AVANIR Pharmaceuticals Inc.		566,183	1,178
*	Providence Service Corp.	100,308	1,170

*	Cantel Medical Corp.	75,277	1,134
*	ATS Medical Inc.	421,920	1,131
*,^ CytRx Corp.		1,009,313	1,130
*	Orexigen Therapeutics Inc.	111,064	1,094
*,^ Idera Pharmaceuticals Inc.		145,210	1,076
*	Rural/Metro Corp.	253,206	1,058
*	Vital Images Inc.	84,068	1,053
*	Staar Surgical Co.	256,210	1,045
*	OraSure Technologies Inc.	358,820	1,041
*	Cambrex Corp.	163,583	1,031
*	Exact Sciences Corp.	362,718	1,008
*	Arqule Inc.	219,990	999
*,^ Bovie Medical Corp.		126,095	990
*,^ Jazz Pharmaceuticals Inc.		123,120	987
*	Vascular Solutions Inc.	119,037	984
*	Icad Inc.	456,882	982
*	Array Biopharma Inc.	410,122	976
*	Opko Health Inc.	427,091	974
*	Medidata Solutions Inc.	64,256	973
*,^ Cel-Sci Corp.		563,914	970
*	Metabolix Inc.	92,843	954
*	Somanetics Corp.	57,910	934
*	Skilled Healthcare Group Inc.	115,274	926
*	Harvard Bioscience Inc.	239,318	907
*	Osteotech Inc.	203,539	906
*	BioMimetic Therapeutics Inc.	74,169	906
*	Peregrine Pharmaceuticals Inc.	1,308,631	903
	Atrion Corp.	6,228	899
*	Santarus Inc.	269,313	886
*,^ Molecular Insight Pharmaceuticals Inc.		159,986	885
*	Neurocrine Biosciences Inc.	289,963	884
*	Capital Senior Living Corp.	144,921	884
*	Nighthawk Radiology Holdings Inc.	118,609	858
*	Digirad Corp.	299,064	852
*	LCA-Vision Inc.	121,047	849
*	Pharmacyclics Inc.	429,280	841
*	Vical Inc.	197,215	840
*	Anadys Pharmaceuticals Inc.	318,889	839
*	Myriad Pharmaceuticals Inc.	141,491	829
*	Alliance HealthCare Services Inc.	144,621	819
*	XOMA Ltd.	1,001,908	812
*	Pain Therapeutics Inc.	157,862	799
*	OncoGenex Pharmaceutical Inc.	22,103	796
*	NovaMed Inc.	175,127	793
*	Idenix Pharmaceuticals Inc.	255,838	791
*	Synovis Life Technologies Inc.	56,673	782
*	Medcath Corp.	88,922	780
*	NxStage Medical Inc.	116,347	778
*	Allion Healthcare Inc.	132,942	778
*	Javelin Pharmaceuticals Inc.	398,609	777
*	Insmed Inc.	937,666	769
*	Caliper Life Sciences Inc.	263,026	742
*	Obagi Medical Products Inc.	63,658	738
*	CuraGen Corp.	494,831	727
*	Clinical Data Inc.	43,529	726
*	Cerus Corp.	328,236	719
*	MAP Pharmaceuticals Inc.	67,885	710
*	Progenics Pharmaceuticals Inc.	135,318	709

*	Cynosure Inc. Class A	60,575	706
*,^ Osiris Therapeutics Inc.		105,782	705
*	Adolor Corp.	429,546	683
*	Allied Healthcare International Inc.	243,399	682
*	Electro-Optical Sciences Inc.	69,623	667
*	LeMaitre Vascular Inc.	156,115	656
*	KV Pharmaceutical Co. Class A	211,245	649
*	National Dentex Corp.	75,636	644
*	Infinity Pharmaceuticals Inc.	103,074	642
*	Mediware Information Systems	88,682	641
*	Transcend Services Inc.	36,384	636
*,^ AVI BioPharma Inc.		369,243	635
	Ensign Group Inc.	44,615	626
*	ISTA Pharmaceuticals Inc.	140,179	625
*	Columbia Laboratories Inc.	478,948	618
*	MAKO Surgical Corp.	69,072	605
*	SuperGen Inc.	226,554	605
*	Penwest Pharmaceuticals Co.	277,567	580
*	Akorn Inc.	422,817	579
	Young Innovations Inc.	21,951	578
*	Alphatec Holdings Inc.	121,839	560
*	Anika Therapeutics Inc.	86,218	560
*	Medtox Scientific Inc.	60,813	553
*	Arcadia Resources Inc.	531,527	553
*	CombiMatrix Corp.	82,549	544
*,^ GenVec Inc.		702,536	542
*	Rochester Medical Corp.	44,655	538
*,^ Inovio Biomedical Corp.		336,955	532
*	SenoRx Inc.	95,850	517
*	BioForm Medical Inc.	143,500	514
*	CardioNet Inc.	75,569	508
*	Avigen Inc.	337,966	504
*	Cutera Inc.	58,077	502
*,^ Antigenics Inc.		239,733	496
*	Matrixx Initiatives Inc.	85,255	484
*	Acadia Pharmaceuticals Inc.	278,983	477
*	Biolase Technology Inc.	210,384	475
*,^ MiddleBrook Pharmaceuticals Inc.		413,094	475
*	Exactech Inc.	28,814	454
*	BioSphere Medical Inc.	131,795	449
*	OXiGENE Inc.	313,090	445
*	Cardiac Science Corp.	107,874	431
*	Theragenics Corp.	266,026	426
*	AtriCure Inc.	90,142	425
*	RadNet Inc.	160,705	416
*	Caraco Pharmaceutical Laboratories Ltd.	81,631	416
*	Dialysis Corp. Of America	66,702	402
*	Hansen Medical Inc.	114,000	399
*	Life Sciences Research Inc.	49,972	398
*,^ Biosante Pharmaceuticals Inc.		200,886	398
*,^ Oncothyreon Inc.		74,478	388
	Psychemedics Corp.	62,398	387
*	PDI Inc.	84,119	385
*,^ AspenBio Pharma Inc.		179,837	367
*	Corcept Therapeutics Inc.	243,430	365
*	Aastrom Biosciences Inc.	838,008	363
*,^ Alexza Pharmaceuticals Inc.		160,135	360
*,^ Cytori Therapeutics Inc.		87,793	347

*	Inhibitex Inc.	332,488	332
*	Metropolitan Health Networks Inc.	147,590	322
	National Research Corp.	13,282	320
*	HealthTronics Inc.	128,264	316
*	Orchid Cellmark Inc.	187,368	315
*,^ Arrowhead Research Corp.		464,894	311
*	ThermoGenesis Corp.	496,552	308
*	Chelsea Therapeutics International Inc.	118,013	296
*	Orthologic Corp.	374,075	296
*	Continucare Corp.	95,248	288
*,^ EpiCept Corp.		314,767	283
*	Rockwell Medical Technologies Inc.	35,680	278
*,^ Synergetics USA Inc.		194,204	272
*	Synta Pharmaceuticals Corp.	87,407	271
*,^ Delcath Systems Inc.		53,352	262
*	Candela Corp.	78,168	258
*	SRI/Surgical Express Inc.	91,061	257
*	Iridex Corp.	106,896	257
*	Urologix Inc.	212,418	253
*	Dynavax Technologies Corp.	138,658	252
*	Biospecifics Technologies Corp.	7,800	250
*	Home Diagnostics Inc.	36,894	249
*,^ Celldex Therapeutics Inc.		45,137	248
*	Trubion Pharmaceuticals Inc.	46,955	238
*,^ EnteroMedics Inc.		47,111	226
*	NMT Medical Inc.	106,649	220
*	Cardiovascular Systems Inc.	29,788	217
*	HeartWare International Inc.	7,138	214
*	Dusa Pharmaceuticals Inc.	193,922	211
*	Nanosphere Inc.	29,135	209
*	Heska Corp.	447,838	197
*	Cyclacel Pharmaceuticals Inc.	216,789	195
*	Encorium Group Inc.	300,015	195
*,^ Hythiam Inc.		281,612	189
*	TranS1 Inc.	38,737	186
*	Escalon Medical Corp.	91,117	186
*	Animal Health International Inc.	86,744	184
	Utah Medical Products Inc.	6,221	182
*	Pure Bioscience	112,129	182
*	OTIX Global Inc.	189,087	180
	Trimeris Inc.	71,663	175
*	Cleveland Biolabs Inc.	41,452	173
*	Sucampo Pharmaceuticals Inc. Class A	28,768	168
*	Biodel Inc.	30,742	165
*	Lannett Co. Inc.	21,303	159
*	American Caresource Holdings Inc.	35,714	156
*	Metabasis Therapeutics Inc.	348,111	153
*	Neurometrix Inc.	47,558	153
*,^ Acura Pharmaceuticals Inc.		29,677	152
*	SunLink Health Systems Inc.	59,100	133
*	Icagen Inc.	130,110	131
*	Hollis-Eden Pharmaceuticals	222,016	131
*	Nexmed Inc.	749,203	127
*	Combinatorx Inc.	88,011	123
*	ARCA Biopharma Inc.	33,145	118
*,^ Bionovo Inc.		167,131	114
*	Somaxon Pharmaceuticals Inc.	47,595	113
*	Quigley Corp.	49,487	113

*	GTC Biotherapeutics Inc.	68,612	110
*,^ Repros Therapeutics Inc.		121,899	110
*	Neuralstem Inc.	67,715	106
*	RXi Pharmaceuticals Corp.	42,010	103
*	BioDelivery Sciences International Inc.	19,682	94
*	Keryx Biopharmaceuticals Inc.	39,200	92
*	Bioanalytical Systems Inc.	86,496	89
*	Cornerstone Therapeutics Inc.	13,447	88
*	Cardica Inc.	58,017	88
*,^ Cell Genesys Inc.		236,454	82
*	Entremed Inc.	176,629	79
*	Cardium Therapeutics Inc.	48,632	79
*	Retractable Technologies Inc.	48,106	78
*	Fonar Corp.	34,138	73
*	PhotoMedex Inc.	95,458	68
*	Interleukin Genetics Inc.	56,701	67
*	MDRNA Inc.	47,239	66
*	CPEX Pharmaceuticals Inc.	6,397	64
*	Targeted Genetics Corp.	195,595	64
*	ARYx Therapeutics Inc.	20,000	63
*	SCOLR Pharma Inc.	127,266	62
*	Nutrition 21 Inc.	360,490	54
*	Cortex Pharmaceuticals Inc.	202,102	42
*	La Jolla Pharmaceutical Co.	196,408	42
*	Palatin Technologies Inc.	118,190	40
*	United American Healthcare Corp.	30,666	32
*	Virtual Radiologic Corp.	2,300	30
*	Rexahn Pharmaceuticals Inc.	33,789	30
*	Hooper Holmes Inc.	29,388	29
*	Integramed America Inc.	2,921	28
*	Solta Medical Inc.	11,938	27
*	Telik Inc.	34,082	27
*	AdvanSource Biomaterials Corp.	86,454	26
*	Threshold Pharmaceuticals Inc.	9,266	17
*	American Medical Alert Corp.	2,680	16
*	IVAX Diagnostics Inc.	27,208	15
*	Cytomedix Inc.	21,700	15
*	BSD Medical Corp.	5,000	14
*	ADVENTRX Pharmaceuticals Inc.	87,044	13
*	PharmAthene Inc.	3,200	13
*	ReGeneRx Biopharmaceuticals Inc.	14,500	12
*	pSivida Corp.	2,800	9
*	Neurogen Corp.	36,113	9
*	Ore Pharmaceuticals Inc.	11,060	7
*	Sunesis Pharmaceuticals Inc.	15,915	6
*	ULURU Inc.	28,716	6
*	Opexa Therapeutics Inc.	1,200	4
*	MediciNova Inc.	600	4
*	CAS Medical Systems Inc.	2,300	3
*	IsoRay Inc.	3,070	3
*	Strategic Diagnostics Inc.	1,720	3
*	Allied Healthcare Products	184	1
			1,501,145
Industrials (14.9%)
*,^ First Solar Inc.		282,647	43,205
*	Delta Air Lines Inc.	4,556,576	40,827
*	McDermott International Inc.	1,347,129	34,042

	Joy Global Inc.	599,541	29,342
	Roper Industries Inc.	532,363	27,140
	Manpower Inc.	459,216	26,042
	AMETEK Inc.	630,371	22,006
	KBR Inc.	939,883	21,890
*	URS Corp.	493,845	21,556
	SPX Corp.	287,479	17,614
*	Aecom Technology Corp.	646,410	17,544
	Pentair Inc.	575,955	17,002
	Harsco Corp.	470,452	16,659
	JB Hunt Transport Services Inc.	512,785	16,476
	Oshkosh Corp.	523,969	16,206
*	Shaw Group Inc.	489,507	15,708
	Bucyrus International Inc. Class A	440,108	15,677
	Donaldson Co. Inc.	452,087	15,656
*	Corrections Corp. of America	674,777	15,284
*	Alliant Techsystems Inc.	192,853	15,014
*	AGCO Corp.	541,572	14,964
*	Kansas City Southern	556,367	14,738
	Hubbell Inc. Class B	329,833	13,853
*	Navistar International Corp.	368,190	13,778
*	Waste Connections Inc.	469,252	13,543
*	Continental Airlines Inc. Class B	808,934	13,299
	IDEX Corp.	472,757	13,214
*	Copart Inc.	395,535	13,136
*	Owens Corning	584,341	13,118
*	Terex Corp.	632,613	13,114
*	AMR Corp.	1,639,968	13,038
*	FTI Consulting Inc.	303,021	12,912
*	Covanta Holding Corp.	753,760	12,814
	Carlisle Cos. Inc.	358,766	12,166
*	IHS Inc. Class A	236,839	12,110
*	BE Aerospace Inc.	592,556	11,934
*	General Cable Corp.	304,434	11,919
	Lincoln Electric Holdings Inc.	249,040	11,817
	Kennametal Inc.	476,163	11,718
*	Kirby Corp.	315,049	11,600
	Landstar System Inc.	300,590	11,440
*	Hertz Global Holdings Inc.	1,055,386	11,430
	MSC Industrial Direct Co. Class A	257,062	11,203
	Timken Co.	471,526	11,048
	Nordson Corp.	196,761	11,036
*	Spirit Aerosystems Holdings Inc. Class A	610,458	11,025
	Con-way Inc.	287,119	11,002
*	TransDigm Group Inc.	218,905	10,904
	Watson Wyatt Worldwide Inc. Class A	249,992	10,890
*,^ SunPower Corp. Class A		358,363	10,711
*	Gardner Denver Inc.	304,610	10,625
	Wabtec Corp./DE	278,591	10,456
*	GrafTech International Ltd.	705,012	10,364
	Lennox International Inc.	284,309	10,269
	Watsco Inc.	186,316	10,044
	Valmont Industries Inc.	116,929	9,960
	Graco Inc.	350,970	9,782
*	EMCOR Group Inc.	385,897	9,771
	Regal-Beloit Corp.	209,778	9,589
*	Tetra Tech Inc.	354,788	9,413
	CLARCOR Inc.	298,320	9,355

*	Thomas & Betts Corp.	309,593	9,313
	Curtiss-Wright Corp.	266,833	9,107
	Brady Corp. Class A	308,280	8,854
*,^ American Superconductor Corp.		258,652	8,675
*	USG Corp.	482,402	8,288
	Acuity Brands Inc.	252,386	8,129
	Woodward Governor Co.	330,397	8,015
	Toro Co.	200,851	7,988
	Trinity Industries Inc.	464,406	7,983
*	Avis Budget Group Inc.	597,329	7,980
*	UAL Corp.	847,999	7,819
	Alexander & Baldwin Inc.	240,360	7,713
*	Moog Inc. Class A	257,430	7,594
*	Teledyne Technologies Inc.	210,947	7,592
	GATX Corp.	269,439	7,531
*	Clean Harbors Inc.	133,079	7,487
*	JetBlue Airways Corp.	1,238,392	7,406
*	Genesee & Wyoming Inc. Class A	239,810	7,271
	Manitowoc Co. Inc.	764,755	7,242
	Brink's Co.	267,011	7,185
*	WESCO International Inc.	247,476	7,127
	Crane Co.	273,996	7,072
	Baldor Electric Co.	250,120	6,838
*	Esterline Technologies Corp.	174,233	6,832
*	United Stationers Inc.	140,189	6,674
*	Hexcel Corp.	571,150	6,534
	Actuant Corp. Class A	396,906	6,374
	Kaydon Corp.	196,317	6,365
	Belden Inc.	275,354	6,361
	HNI Corp.	265,801	6,273
*	ESCO Technologies Inc.	155,337	6,120
*	Geo Group Inc.	303,081	6,113
	Granite Construction Inc.	197,400	6,108
*	Middleby Corp.	109,460	6,021
	Knight Transportation Inc.	343,422	5,763
*	MPS Group Inc.	545,943	5,743
	Briggs & Stratton Corp.	295,459	5,735
	ABM Industries Inc.	271,216	5,706
	Simpson Manufacturing Co. Inc.	224,392	5,668
*	Alaska Air Group Inc.	207,520	5,559
	Herman Miller Inc.	327,703	5,541
*	EnerSys	247,153	5,467
	Skywest Inc.	328,608	5,448
	Mueller Industries Inc.	220,381	5,260
*	SunPower Corp. Class B	208,266	5,255
	Watts Water Technologies Inc. Class A	173,049	5,235
	Deluxe Corp.	302,170	5,167
*	HUB Group Inc. Class A	223,474	5,106
	AO Smith Corp.	133,595	5,090
*	AAR Corp.	230,684	5,061
	Otter Tail Corp.	210,429	5,036
	Corporate Executive Board Co.	201,621	5,020
*	Orbital Sciences Corp.	333,797	4,997
*	Old Dominion Freight Line Inc.	164,044	4,992
*	CoStar Group Inc.	119,653	4,932
	Mine Safety Appliances Co.	178,422	4,908
	Heico Corp.	112,693	4,886
	Werner Enterprises Inc.	256,542	4,779

	Healthcare Services Group Inc.	258,044	4,738
	Triumph Group Inc.	98,447	4,724
	Rollins Inc.	249,102	4,696
	Applied Industrial Technologies Inc.	220,832	4,673
*	Resources Connection Inc.	268,555	4,582
	Robbins & Myers Inc.	194,349	4,563
	Heartland Express Inc.	310,780	4,475
	Arkansas Best Corp.	149,367	4,472
*	Airtran Holdings Inc.	710,082	4,438
*	Insituform Technologies Inc. Class A	229,468	4,392
*	SYKES Enterprises Inc.	203,929	4,246
	Barnes Group Inc.	248,011	4,239
*	Beacon Roofing Supply Inc.	264,581	4,228
*	Armstrong World Industries Inc.	122,525	4,222
	Universal Forest Products Inc.	103,964	4,102
	EnergySolutions Inc.	439,390	4,051
	Forward Air Corp.	172,724	3,999
	Franklin Electric Co. Inc.	136,442	3,912
*	Korn/Ferry International	267,695	3,906
*	Navigant Consulting Inc.	283,889	3,833
	Ameron International Corp.	54,062	3,783
	Mueller Water Products Inc. Class A	685,087	3,754
*	II-VI Inc.	147,316	3,748
*	MasTec Inc.	308,039	3,743
*	Layne Christensen Co.	114,972	3,685
*	Mobile Mini Inc.	210,549	3,655
*	US Airways Group Inc.	775,130	3,643
*	United Rentals Inc.	353,292	3,639
*	Chart Industries Inc.	168,464	3,637
	Cubic Corp.	92,054	3,633
*	TrueBlue Inc.	256,875	3,614
	American Science & Engineering Inc.	52,329	3,560
	Administaff Inc.	132,104	3,470
	Badger Meter Inc.	88,249	3,414
^	Genco Shipping & Trading Ltd.	161,938	3,365
	Kaman Corp.	150,289	3,303
*	Huron Consulting Group Inc.	126,562	3,269
*	Interline Brands Inc.	193,495	3,260
*	Tutor Perini Corp.	152,234	3,243
	Tennant Co.	110,858	3,222
	Quanex Building Products Corp.	223,873	3,215
	Albany International Corp.	162,609	3,155
*	Orion Marine Group Inc.	153,445	3,152
*	Dollar Thrifty Automotive Group Inc.	127,704	3,140
*,^ Allegiant Travel Co. Class A		82,423	3,139
*,^ Energy Conversion Devices Inc.		268,699	3,112
	Mcgrath Rentcorp	143,640	3,055
*	Astec Industries Inc.	117,658	2,997
*	RBC Bearings Inc.	127,089	2,965
	John Bean Technologies Corp.	162,960	2,961
*	GeoEye Inc.	110,482	2,961
	Knoll Inc.	280,241	2,923
*	AZZ Inc.	72,745	2,922
*	Dycom Industries Inc.	232,034	2,854
	Lindsay Corp.	72,321	2,848
	CIRCOR International Inc.	100,373	2,837
*	Atlas Air Worldwide Holdings Inc.	87,901	2,810
*	Ceradyne Inc.	151,826	2,783

*	EnerNOC Inc.	82,431	2,733
	Interface Inc. Class A	329,318	2,733
*	EnPro Industries Inc.	118,430	2,707
	Comfort Systems USA Inc.	226,586	2,626
*	Griffon Corp.	260,271	2,621
	Steelcase Inc. Class A	420,443	2,611
	Raven Industries Inc.	97,015	2,593
*	DynCorp International Inc. Class A	142,874	2,572
	Seaboard Corp.	1,971	2,562
*	DigitalGlobe Inc.	114,300	2,557
	Viad Corp.	126,732	2,523
*	Cenveo Inc.	364,228	2,520
	Encore Wire Corp.	112,812	2,520
	Ennis Inc.	154,383	2,490
*	MYR Group Inc./Delaware	117,164	2,471
*	Aerovironment Inc.	87,551	2,459
	G&K Services Inc. Class A	110,951	2,459
*	Rush Enterprises Inc. Class A	189,984	2,455
	Apogee Enterprises Inc.	161,120	2,420
*	Advisory Board Co.	96,153	2,417
*	Kforce Inc.	200,977	2,416
*,^ Microvision Inc.		438,366	2,415
*	ATC Technology Corp./IL	122,059	2,412
	Heidrick & Struggles International Inc.	103,402	2,405
*	Exponent Inc.	84,649	2,385
*	Force Protection Inc.	433,105	2,365
*	School Specialty Inc.	98,637	2,340
*	Blount International Inc.	238,678	2,260
	Gorman-Rupp Co.	87,697	2,185
*	American Commercial Lines Inc.	74,399	2,167
	Federal Signal Corp.	300,621	2,161
*	Stanley Inc.	84,018	2,161
*	American Reprographics Co.	223,841	2,131
*	CBIZ Inc.	285,048	2,126
	Gibraltar Industries Inc.	158,021	2,097
*,^ Evergreen Solar Inc.		1,090,818	2,094
	Kelly Services Inc. Class A	169,140	2,080
*	Hawaiian Holdings Inc.	251,856	2,080
*	Amerco Inc.	44,977	2,063
*	Spherion Corp.	321,326	1,995
	NACCO Industries Inc. Class A	32,957	1,980
	American Ecology Corp.	103,178	1,929
	FreightCar America Inc.	79,207	1,925
	Applied Signal Technology Inc.	82,534	1,921
*	LB Foster Co. Class A	62,788	1,920
*	Republic Airways Holdings Inc.	204,791	1,911
	Titan International Inc.	214,268	1,907
*	Taser International Inc.	404,014	1,907
*	Northwest Pipe Co.	56,826	1,905
	Macquarie Infrastructure Co. LLC	210,549	1,897
*	Team Inc.	111,908	1,897
*	Powell Industries Inc.	48,192	1,850
*	ACCO Brands Corp.	254,814	1,840
*	CRA International Inc.	66,042	1,802
*	GenCorp Inc.	332,812	1,784
*	Columbus McKinnon Corp./NY	117,046	1,773
	Great Lakes Dredge & Dock Corp.	249,246	1,740
*	Michael Baker Corp.	47,748	1,735

*	FuelCell Energy Inc.	405,808	1,733
	Tredegar Corp.	117,975	1,711
	AAON Inc.	82,926	1,665
*	Altra Holdings Inc.	147,598	1,652
	Ampco-Pittsburgh Corp.	62,060	1,650
	Dynamic Materials Corp.	82,226	1,641
*	M&F Worldwide Corp.	80,779	1,635
*	Consolidated Graphics Inc.	65,392	1,632
	Sun Hydraulics Corp.	77,377	1,630
*	Colfax Corp.	151,778	1,613
	Cascade Corp.	60,214	1,610
*	APAC Customer Services Inc.	272,062	1,608
*	Marten Transport Ltd.	93,930	1,602
*,^ Ener1 Inc.		231,214	1,600
	Bowne & Co. Inc.	206,577	1,591
*,^ YRC Worldwide Inc.		357,212	1,590
*	Argon ST Inc.	81,420	1,551
*,^ Broadwind Energy Inc.		195,572	1,543
	American Woodmark Corp.	79,363	1,535
*	UQM Technologies Inc.	265,778	1,528
	Standex International Corp.	76,667	1,520
*	Trex Co. Inc.	82,710	1,505
*	Cornell Cos. Inc.	66,963	1,503
*	Power-One Inc.	766,616	1,495
	Diamond Management & Technology Consultants Inc. Class A	217,860	1,492
*	H&E Equipment Services Inc.	129,973	1,473
^	Eagle Bulk Shipping Inc.	284,912	1,462
	Kimball International Inc. Class B	188,362	1,437
	Horizon Lines Inc. Class A	225,715	1,433
	Heico Corp. Class A	41,440	1,405
*	Polypore International Inc.	108,188	1,397
*	Vicor Corp.	178,233	1,376
*	On Assignment Inc.	232,056	1,358
*	Pike Electric Corp.	111,921	1,341
*	Volt Information Sciences Inc.	109,479	1,338
*	Herley Industries Inc.	102,168	1,333
	Houston Wire & Cable Co.	118,693	1,312
*	Sterling Construction Co. Inc.	72,094	1,291
	CDI Corp.	91,616	1,287
*	Celadon Group Inc.	113,233	1,281
*	ICF International Inc.	41,209	1,249
	International Shipholding Corp.	40,063	1,234
*,^ Capstone Turbine Corp.		935,101	1,234
	Insteel Industries Inc.	102,578	1,226
*	Ladish Co. Inc.	80,986	1,225
*	Standard Parking Corp.	68,624	1,200
*	Pinnacle Airlines Corp.	176,047	1,180
*	Kadant Inc.	96,328	1,168
	Aceto Corp.	168,934	1,115
*	K-Tron International Inc.	11,651	1,109
*	PRG-Schultz International Inc.	196,844	1,102
*	Air Transport Services Group Inc.	317,135	1,097
*	3D Systems Corp.	116,628	1,076
*	Furmanite Corp.	247,435	1,066
	Greenbrier Cos. Inc.	90,709	1,062
	Graham Corp.	66,900	1,040
*	RSC Holdings Inc.	142,349	1,035
*	Fuel Tech Inc.	92,146	1,032

	Ducommun Inc.	54,304	1,027
*,^ GT Solar International Inc.		176,115	1,023
*	Tecumseh Products Co. Class A	87,122	987
*	Innerworkings Inc.	199,548	986
*	USA Truck Inc.	76,892	977
	TAL International Group Inc.	67,568	961
*	Saia Inc.	59,566	958
*,^ Advanced Battery Technologies Inc.		211,432	918
*	Dynamex Inc.	56,040	915
*	Willis Lease Finance Corp.	64,420	881
	Pacer International Inc.	227,574	878
*,^ Valence Technology Inc.		484,314	872
*	Park-Ohio Holdings Corp.	99,625	869
*	A123 Systems Inc.	40,000	853
*	SatCon Technology Corp.	497,377	851
*	PMFG Inc.	65,684	845
	Met-Pro Corp.	86,326	837
	Schawk Inc. Class A	70,966	828
*	First Advantage Corp. Class A	44,636	828
*,^ Energy Recovery Inc.		139,186	810
	Universal Truckload Services Inc.	47,823	790
*	NN Inc.	163,419	758
	Standard Register Co.	128,850	758
*	Miller Industries Inc./TN	68,310	751
*	Integrated Electrical Services Inc.	91,324	735
*	Lydall Inc.	139,327	733
	Multi-Color Corp.	47,296	730
*	United Capital Corp.	31,463	727
*	Hill International Inc.	100,615	714
*	Odyssey Marine Exploration Inc.	380,758	708
*	LMI Aerospace Inc.	70,014	702
	LSI Industries Inc.	104,169	693
*	Commercial Vehicle Group Inc.	106,409	693
*	BTU International Inc.	111,167	685
*	Flow International Corp.	264,046	684
*	Flanders Corp.	123,093	635
*	CPI Aerostructures Inc.	86,865	634
*	Perma-Fix Environmental Services	268,920	629
*	SIFCO Industries Inc.	42,014	618
	VSE Corp.	15,468	603
	Sauer-Danfoss Inc.	77,427	594
*	Franklin Covey Co.	101,383	593
*	Astronics Corp.	62,613	589
*	GP Strategies Corp.	78,560	588
	American Railcar Industries Inc.	54,745	581
*,^ C&D Technologies Inc.		268,457	577
	Todd Shipyards Corp.	34,898	574
	Courier Corp.	37,714	571
*	PAM Transportation Services Inc.	68,692	569
*,^ Metalico Inc.		136,183	568
*	Hurco Cos. Inc.	32,771	560
*	Magnetek Inc.	355,281	554
*	COMSYS IT Partners Inc.	85,870	550
	Virco Manufacturing	181,893	548
	Preformed Line Products Co.	13,333	534
*	Ceco Environmental Corp.	142,337	534
*	AT Cross Co. Class A	130,608	525
	Innovative Solutions & Support Inc.	103,249	517

*	Allied Defense Group Inc.	98,735	514
*	PowerSecure International Inc.	74,700	506
	Wabash National Corp.	182,235	496
*,^ Beacon Power Corp.		700,639	494
*	LaBarge Inc.	43,841	493
*	Titan Machinery Inc.	39,130	490
*	DXP Enterprises Inc.	43,402	484
*,^ Coleman Cable Inc.		107,172	469
*	Patriot Transportation Holding Inc.	6,178	466
*	Plug Power Inc.	528,337	465
*	LECG Corp.	131,205	461
	Ecology and Environment Inc.	27,806	459
*	Ocean Power Technologies Inc.	93,376	451
*	BlueLinx Holdings Inc.	112,164	450
*	Casella Waste Systems Inc. Class A	152,176	447
	Lawson Products Inc./IL	25,541	445
*	Ultralife Corp.	72,098	437
	Twin Disc Inc.	34,997	436
*	Spherix Inc.	205,613	428
*	Intersections Inc.	73,428	424
*	Argan Inc.	31,473	423
	Hardinge Inc.	67,663	420
*	Trimas Corp.	82,214	419
*	Key Technology Inc.	37,386	402
	Barrett Business Services Inc.	36,700	388
*	ICT Group Inc.	36,852	387
*	Baldwin Technology Co.	206,023	381
	LS Starrett Co. Class A	36,454	379
*,^ Builders FirstSource Inc.		86,718	378
*	Hudson Highland Group Inc.	122,933	374
*,^ NCI Building Systems Inc.		116,448	373
	Alamo Group Inc.	23,467	371
*	CAI International Inc.	48,250	356
*	Kratos Defense & Security Solutions Inc.	40,448	354
	Omega Flex Inc.	20,708	347
	Eastern Co.	21,787	346
*	Gencor Industries Inc.	36,591	318
*	Supreme Industries Inc. Class A	120,885	295
*	Mfri Inc.	38,671	286
*,^ Hoku Scientific Inc.		94,949	281
*	WCA Waste Corp.	70,553	274
*	Xerium Technologies Inc.	209,235	272
*	Spire Corp.	48,102	270
*	Hudson Technologies Inc.	199,350	243
*	Comforce Corp.	171,123	243
*	US Home Systems Inc.	88,763	223
*	Innotrac Corp.	74,579	222
*	Active Power Inc.	252,305	217
*	TRC Cos. Inc.	59,427	205
	Providence and Worcester Railroad Co.	19,600	196
*,^ Akeena Solar Inc.		171,227	193
*	Allied Motion Technologies Inc.	81,197	190
*	Quality Distribution Inc.	56,369	190
*	Competitive Technologies Inc.	78,322	188
*,^ Ascent Solar Technologies Inc.		23,117	174
*	Peco II Inc.	50,920	169
*	Amrep Corp.	12,689	168
*	Orion Energy Systems Inc.	50,141	157

*	Energy Focus Inc.	152,346	157
*,^ DayStar Technologies Inc.		202,967	152
*	Quixote Corp.	57,911	144
*	Tecumseh Products Co. Class B	11,900	140
*	Applied Energetics Inc.	302,745	140
*	Covenant Transportation Group Inc. Class A	28,276	139
*	Thermadyne Holdings Corp.	20,084	139
*	North American Galvanizing & Coating Inc.	22,100	134
*,^ Arotech Corp.		72,646	134
	Superior Uniform Group Inc.	15,754	123
	Frozen Food Express Industries	36,816	108
	Chase Corp.	9,014	105
*,^ Document Security Systems Inc.		40,611	95
*,^ UTEK Corp.		18,697	89
*	American Electric Technologies Inc.	36,928	87
*	PGT Inc.	25,701	74
	Sypris Solutions Inc.	28,660	73
*	Protection One Inc.	15,921	70
*	Rush Enterprises Inc. Class B	5,550	60
*	LGL Group Inc.	16,300	55
*	TeamStaff Inc.	17,157	27
	Hubbell Inc. Class A	500	20
*	Mesa Air Group Inc.	36,067	9
*	ExpressJet Holdings Inc.	2,092	5
*	Heritage-Crystal Clean Inc.	100	1
*	BMC Industries Inc.	126,104	—
*	Kaiser Ventures LLC Class A	36,800	—
			1,785,986
Information Technology (17.3%)
	Visa Inc. Class A	2,628,343	181,645
*	Activision Blizzard Inc.	3,278,242	40,617
	Maxim Integrated Products Inc.	1,793,406	32,532
*	Lam Research Corp.	741,968	25,346
*	Avnet Inc.	885,266	22,990
	Global Payments Inc.	472,093	22,047
*	Cree Inc.	590,310	21,694
*	SAIC Inc.	1,228,885	21,555
	Lender Processing Services Inc.	563,295	21,501
*	Equinix Inc.	226,319	20,821
*	ON Semiconductor Corp.	2,472,738	20,400
*	Rovi Corp.	595,851	20,021
*	Arrow Electronics Inc.	701,421	19,745
*	ANSYS Inc.	516,011	19,335
*	Nuance Communications Inc.	1,292,289	19,333
*	Synopsys Inc.	853,714	19,140
*,^ Alliance Data Systems Corp.		311,358	19,018
*	Sybase Inc.	474,106	18,443
*	Brocade Communications Systems Inc.	2,333,203	18,339
*	F5 Networks Inc.	461,211	18,278
*	Metavante Technologies Inc.	527,561	18,190
*	Hewitt Associates Inc. Class A	485,327	17,680
*	Trimble Navigation Ltd.	701,783	16,780
*	CommScope Inc.	548,334	16,412
	Broadridge Financial Solutions Inc.	816,215	16,406
*,^ Palm Inc.		938,448	16,357
	Factset Research Systems Inc.	245,816	16,283
*	Ingram Micro Inc.	955,037	16,092

* Perot Systems Corp. Class A	517,132	15,359
* Itron Inc.	234,214	15,022
* VMware Inc. Class A	371,528	14,924
* Micros Systems Inc.	468,473	14,143
* Varian Semiconductor Equipment Associates Inc.	429,463	14,104
* Skyworks Solutions Inc.	1,003,258	13,283
* Polycom Inc.	492,415	13,172
* NCR Corp.	930,796	12,864
Diebold Inc.	388,079	12,779
Solera Holdings Inc.	407,627	12,681
* PMC - Sierra Inc.	1,317,261	12,593
* IAC/InterActiveCorp	621,022	12,538
* Tech Data Corp.	294,507	12,254
* Silicon Laboratories Inc.	262,750	12,181
* 3Com Corp.	2,290,999	11,982
* Dolby Laboratories Inc. Class A	306,068	11,689
* Informatica Corp.	517,645	11,688
Jack Henry & Associates Inc.	493,233	11,576
* Cadence Design Systems Inc.	1,560,614	11,455
* Atmel Corp.	2,642,751	11,073
Intersil Corp. Class A	716,385	10,968
* Rambus Inc.	614,482	10,692
* DST Systems Inc.	230,455	10,324
* Concur Technologies Inc.	247,904	9,857
* NeuStar Inc. Class A	435,457	9,841
* TIBCO Software Inc.	1,022,964	9,708
* Atheros Communications Inc.	361,653	9,595
* Arris Group Inc.	732,767	9,533
* Parametric Technology Corp.	680,555	9,405
* Cypress Semiconductor Corp.	907,455	9,374
National Instruments Corp.	331,906	9,171
* Digital River Inc.	225,957	9,111
* Zebra Technologies Corp.	347,141	9,001
* Omniture Inc.	403,548	8,652
* Vishay Intertechnology Inc.	1,093,367	8,638
* RF Micro Devices Inc.	1,564,799	8,497
* CACI International Inc. Class A	175,772	8,309
* International Rectifier Corp.	417,134	8,130
* Tessera Technologies Inc.	290,627	8,106
Adtran Inc.	327,674	8,044
Plantronics Inc.	286,320	7,676
* Microsemi Corp.	476,622	7,526
* Fairchild Semiconductor International Inc. Class A	725,815	7,425
* Riverbed Technology Inc.	325,843	7,156
* Euronet Worldwide Inc.	296,686	7,129
* Blackboard Inc.	187,233	7,074
* Anixter International Inc.	173,731	6,968
* Formfactor Inc.	289,780	6,932
* Benchmark Electronics Inc.	380,260	6,845
* Cymer Inc.	175,742	6,829
* TriQuint Semiconductor Inc.	882,530	6,813
* Cybersource Corp.	406,627	6,778
* Valueclick Inc.	512,920	6,765
* VeriFone Holdings Inc.	425,606	6,763
* Rackspace Hosting Inc.	390,171	6,656
* Wright Express Corp.	225,515	6,655
* Integrated Device Technology Inc.	978,498	6,615
* Unisys Corp.	2,477,153	6,614

*	Tekelec	396,985	6,522
*	Gartner Inc.	353,263	6,454
*	TiVo Inc.	616,926	6,391
	Fair Isaac Corp.	288,643	6,203
*	Starent Networks Corp.	243,092	6,179
*	Semtech Corp.	362,926	6,173
*	Plexus Corp.	233,287	6,145
*	j2 Global Communications Inc.	266,796	6,139
*	Quest Software Inc.	359,708	6,061
*	Mantech International Corp. Class A	127,735	6,024
*	Ariba Inc.	518,617	6,016
	Blackbaud Inc.	259,048	6,010
*	InterDigital Inc./PA	253,786	5,878
*	MKS Instruments Inc.	292,214	5,637
*	Comtech Telecommunications Corp.	166,352	5,526
*	FEI Co.	222,011	5,473
*	SRA International Inc. Class A	252,774	5,457
*	SPSS Inc.	108,234	5,406
*,^ STEC Inc.		182,923	5,376
*	Progress Software Corp.	236,873	5,365
*	Mentor Graphics Corp.	575,973	5,362
*	Sapient Corp.	666,789	5,361
	Take-Two Interactive Software Inc.	476,286	5,339
*	Avocent Corp.	262,119	5,313
*	Blue Coat Systems Inc.	234,519	5,298
*	Amkor Technology Inc.	769,720	5,296
	Earthlink Inc.	627,367	5,276
	Power Integrations Inc.	157,197	5,239
*	CommVault Systems Inc.	244,894	5,082
*,^ Synaptics Inc.		200,569	5,054
*	Emulex Corp.	478,245	4,921
*	Omnivision Technologies Inc.	297,433	4,842
*	Cabot Microelectronics Corp.	138,374	4,824
	MAXIMUS Inc.	103,478	4,822
*	Netlogic Microsystems Inc.	106,399	4,788
*	Monolithic Power Systems Inc.	203,530	4,773
*	ADC Telecommunications Inc.	571,022	4,762
*	Cavium Networks Inc.	216,185	4,642
*	Lawson Software Inc.	734,187	4,581
*	DealerTrack Holdings Inc.	239,208	4,523
*	Veeco Instruments Inc.	190,878	4,451
*	Scansource Inc.	157,022	4,447
*	Acxiom Corp.	467,261	4,420
*	Websense Inc.	261,144	4,387
*	Viasat Inc.	164,286	4,367
*	SolarWinds Inc.	196,302	4,325
*	Hittite Microwave Corp.	115,896	4,263
*	Taleo Corp. Class A	186,569	4,224
*	EchoStar Corp. Class A	227,630	4,202
*	Ultimate Software Group Inc.	145,187	4,170
*	Intermec Inc.	293,599	4,140
*	TNS Inc.	149,943	4,108
	United Online Inc.	497,644	4,001
*	Sanmina-SCI Corp.	464,503	3,995
*	Infinera Corp.	498,801	3,965
*	Rofin-Sinar Technologies Inc.	171,954	3,948
*	Applied Micro Circuits Corp.	389,074	3,887
*	MicroStrategy Inc. Class A	54,284	3,883

	Cognex Corp.	234,022	3,833
*	Checkpoint Systems Inc.	230,547	3,790
*	Harmonic Inc.	563,428	3,764
*	Netgear Inc.	204,613	3,755
*,^ Advent Software Inc.		91,853	3,697
	Syntel Inc.	76,060	3,630
*	JDA Software Group Inc.	164,888	3,618
*	Diodes Inc.	199,383	3,607
*	Brightpoint Inc.	407,979	3,570
*	SYNNEX Corp.	116,446	3,549
	AVX Corp.	293,418	3,500
*	Zoran Corp.	303,605	3,498
*	Entegris Inc.	702,518	3,477
*	SAVVIS Inc.	218,152	3,451
*	Sycamore Networks Inc.	1,141,166	3,446
*	Sonus Networks Inc.	1,623,884	3,443
*	Littelfuse Inc.	129,848	3,407
*	ATMI Inc.	183,716	3,334
*	Insight Enterprises Inc.	272,478	3,327
*	CSG Systems International Inc.	207,143	3,316
*	Netezza Corp.	294,168	3,306
*	TeleTech Holdings Inc.	190,622	3,252
	Heartland Payment Systems Inc.	221,880	3,219
*	GSI Commerce Inc.	164,421	3,175
*	L-1 Identity Solutions Inc.	444,991	3,110
*	Aruba Networks Inc.	347,816	3,075
*	Standard Microsystems Corp.	131,903	3,061
	Pegasystems Inc.	88,112	3,043
*	ACI Worldwide Inc.	200,973	3,041
*	Coherent Inc.	129,240	3,014
	Park Electrochemical Corp.	121,588	2,997
*	Ebix Inc.	53,969	2,988
*	Brooks Automation Inc.	383,789	2,967
*	TTM Technologies Inc.	258,288	2,963
*	Electronics for Imaging Inc.	261,621	2,948
*	Art Technology Group Inc.	752,505	2,905
	MTS Systems Corp.	98,550	2,879
*	DTS Inc./CA	103,804	2,842
*	Tyler Technologies Inc.	165,048	2,821
*	Rogers Corp.	93,726	2,809
*	Finisar Corp.	289,837	2,806
*	EPIQ Systems Inc.	192,236	2,787
*	Advanced Energy Industries Inc.	194,263	2,766
*	Volterra Semiconductor Corp.	149,945	2,755
*	THQ Inc.	396,919	2,715
*	SonicWALL Inc.	322,127	2,706
*	Netscout Systems Inc.	200,145	2,704
	NIC Inc.	302,474	2,689
*	Manhattan Associates Inc.	133,027	2,687
*	Cogent Inc.	264,147	2,668
*	Ixia	385,591	2,645
	Black Box Corp.	102,724	2,577
*	comScore Inc.	142,805	2,572
*	DG FastChannel Inc.	122,801	2,571
*	Stratasys Inc.	149,282	2,562
*	SuccessFactors Inc.	179,784	2,530
*	Adaptec Inc.	748,171	2,499
*	Forrester Research Inc.	93,550	2,492

*	Kulicke & Soffa Industries Inc.	411,315	2,480
*	Move Inc.	917,777	2,478
*	Echelon Corp.	192,427	2,477
*	Harris Stratex Networks Inc. Class A	352,977	2,471
*	Vocus Inc.	118,178	2,469
*	Electro Scientific Industries Inc.	180,281	2,414
*,^ Sigma Designs Inc.		164,081	2,384
*	Supertex Inc.	79,316	2,379
*	MSC.Software Corp.	282,450	2,375
*	Avid Technology Inc.	167,848	2,365
*	Terremark Worldwide Inc.	376,444	2,341
	Micrel Inc.	282,616	2,303
*	Maxwell Technologies Inc.	123,854	2,283
	CTS Corp.	244,851	2,277
*	ModusLink Global Solutions Inc.	280,074	2,266
*	Constant Contact Inc.	117,366	2,259
*	Cirrus Logic Inc.	398,939	2,218
*	Epicor Software Corp.	347,847	2,216
*	Radiant Systems Inc.	205,755	2,210
*	Novatel Wireless Inc.	190,576	2,165
	Technitrol Inc.	227,782	2,098
*	Multi-Fineline Electronix Inc.	71,826	2,062
*	Intevac Inc.	151,404	2,035
*	RightNow Technologies Inc.	138,886	2,006
*	TeleCommunication Systems Inc. Class A	238,447	1,993
*	RealNetworks Inc.	534,644	1,989
	Methode Electronics Inc.	229,230	1,987
*	WebMD Health Corp. Class A	59,660	1,976
*	Kopin Corp.	408,776	1,962
*	Universal Display Corp.	164,125	1,960
*	EMS Technologies Inc.	93,815	1,953
*	Global Cash Access Holdings Inc.	264,860	1,936
*	Exar Corp.	262,035	1,926
*	Ultratech Inc.	145,207	1,921
*	Actel Corp.	157,230	1,913
*	Anaren Inc.	112,365	1,910
*	Newport Corp.	218,054	1,910
*	Knot Inc.	174,901	1,910
	Cohu Inc.	139,061	1,886
*	3PAR Inc.	170,886	1,885
*	Kenexa Corp.	139,357	1,879
*	Utstarcom Inc.	896,520	1,874
*	Lattice Semiconductor Corp.	828,612	1,864
*	Symyx Technologies Inc.	274,607	1,818
	Daktronics Inc.	211,931	1,816
*	FARO Technologies Inc.	102,831	1,767
*	NVE Corp.	32,988	1,754
*	Internet Capital Group Inc.	208,785	1,745
*	Oplink Communications Inc.	120,067	1,743
*	S1 Corp.	281,811	1,742
*	Bottomline Technologies Inc.	134,990	1,741
*	OSI Systems Inc.	95,025	1,738
*	Smith Micro Software Inc.	138,929	1,717
	iGate Corp.	199,858	1,715
	Imation Corp.	184,976	1,715
*	Interactive Intelligence Inc.	88,482	1,691
*	Infospace Inc.	216,246	1,674
*	ExlService Holdings Inc.	112,473	1,671

* Sourcefire Inc.	76,751	1,648
* Anadigics Inc.	349,311	1,645
* Extreme Networks	584,318	1,636
* Network Equipment Technologies Inc.	224,220	1,621
* ArcSight Inc.	66,699	1,605
* IPG Photonics Corp.	104,738	1,592
* i2 Technologies Inc.	98,665	1,583
* Innodata Isogen Inc.	196,497	1,562
IXYS Corp.	180,616	1,537
* Synchronoss Technologies Inc.	122,841	1,532
* Mercury Computer Systems Inc.	155,304	1,531
* Ciber Inc.	382,533	1,530
* Pericom Semiconductor Corp.	155,187	1,522
* Perficient Inc.	181,143	1,498
* Actuate Corp.	252,824	1,461
* Comverge Inc.	118,919	1,452
* Cray Inc.	174,128	1,450
* Switch & Data Facilities Co. Inc.	106,255	1,446
* Silicon Storage Technology Inc.	595,444	1,441
* Photronics Inc.	301,607	1,430
* DSP Group Inc.	174,305	1,419
* Loral Space & Communications Inc.	50,564	1,390
* Seachange International Inc.	183,794	1,378
* LoopNet Inc.	152,283	1,377
Opnet Technologies Inc.	125,602	1,373
* FalconStor Software Inc.	275,120	1,367
* Lionbridge Technologies Inc.	524,885	1,365
* Semitool Inc.	160,854	1,359
* Silicon Image Inc.	548,900	1,334
* LivePerson Inc.	261,179	1,316
* Rudolph Technologies Inc.	175,164	1,296
* DivX Inc.	237,378	1,296
* Acme Packet Inc.	129,028	1,292
* infoGROUP Inc.	183,485	1,286
* Compellent Technologies Inc.	70,476	1,272
* Quantum Corp.	1,005,974	1,268
* VASCO Data Security International Inc.	164,046	1,217
Agilysys Inc.	182,045	1,200
* Keynote Systems Inc.	123,771	1,167
* Computer Task Group Inc.	142,821	1,158
Cass Information Systems Inc.	38,745	1,157
* Mattson Technology Inc.	406,926	1,148
* Hughes Communications Inc.	37,470	1,137
* Digi International Inc.	132,809	1,132
* MoneyGram International Inc.	353,257	1,109
* MIPS Technologies Inc. Class A	292,671	1,103
* LaserCard Corp.	130,156	1,099
* Symmetricom Inc.	211,930	1,098
* Trident Microsystems Inc.	421,090	1,091
Electro Rent Corp.	94,277	1,086
* Radisys Corp.	122,970	1,069
* Super Micro Computer Inc.	125,963	1,066
* Zix Corp.	483,117	1,063
* Hutchinson Technology Inc.	149,262	1,060
* OpenTV Corp. Class A	758,764	1,047
* Dynamics Research Corp.	80,174	1,044
* Internet Brands Inc. Class A	130,204	1,039
* Limelight Networks Inc.	254,633	1,034

*	Saba Software Inc.	243,408	1,025
*	Openwave Systems Inc.	389,496	1,013
*	Globecomm Systems Inc.	137,838	1,002
*	LTX-Credence Corp.	599,549	989
*	Local.com Corp.	197,717	987
*	Entropic Communications Inc.	356,735	977
*	Silicon Graphics International Corp.	145,476	976
	Marchex Inc. Class B	198,016	972
*	Integral Systems Inc./MD	139,596	963
*	NetSuite Inc.	62,954	963
*	NCI Inc. Class A	32,520	932
*	DemandTec Inc.	104,319	921
*	support.com Inc.	383,419	920
*	KVH Industries Inc.	92,040	919
*	Internap Network Services Corp.	284,896	915
*	SMART Modular Technologies WWH Inc.	189,271	901
	American Software Inc./Georgia Class A	135,584	885
*	StarTek Inc.	101,198	878
*	Hackett Group Inc.	302,746	878
*	Powerwave Technologies Inc.	547,598	876
*	Gerber Scientific Inc.	144,311	863
*	NU Horizons Electronics Corp.	216,795	859
*	ActivIdentity Corp.	309,436	857
*	Double-Take Software Inc.	83,311	849
	Bel Fuse Inc. Class B	44,557	848
*	GSE Systems Inc.	136,080	846
*	Conexant Systems Inc.	308,573	846
*	Pervasive Software Inc.	170,783	845
*	Information Services Group Inc.	210,952	842
*	Hypercom Corp.	269,962	837
*,^ Research Frontiers Inc.		200,952	828
*	Rimage Corp.	47,954	820
*	Online Resources Corp.	131,315	810
	Renaissance Learning Inc.	81,021	805
*	PC Mall Inc.	115,108	790
*	BigBand Networks Inc.	196,876	789
*	ShoreTel Inc.	100,327	784
*	PROS Holdings Inc.	92,968	783
*	Orbcomm Inc.	285,314	776
*	Transact Technologies Inc.	144,801	767
*	TechTeam Global Inc.	89,934	764
*	Measurement Specialties Inc.	74,018	756
*	Spectrum Control Inc.	87,445	742
*	PLATO Learning Inc.	171,271	740
*	Telular Corp.	227,439	739
*	Versant Corp.	41,149	737
*,^ Parkervision Inc.		179,367	734
*	Zygo Corp.	107,878	731
*	MoSys Inc.	290,178	725
	Communications Systems Inc.	61,604	720
*	Oclaro Inc.	652,708	718
*	Opnext Inc.	243,990	715
*	Evolving Systems Inc.	102,263	711
*	Sonic Solutions Inc.	119,020	706
	Ipass Inc.	511,258	706
*	Peerless Systems Corp.	310,114	704
*	Advanced Analogic Technologies Inc.	177,182	703
*	Tollgrade Communications Inc.	106,949	693

*	Bitstream Inc. Class A	126,728	681
*	Transwitch Corp.	962,203	674
*	Web.com Group Inc.	94,976	673
*	Immersion Corp.	156,088	668
*	Presstek Inc.	309,733	654
*	Phoenix Technologies Ltd.	178,405	651
*	Integrated Silicon Solution Inc.	173,173	651
*	Liquidity Services Inc.	62,849	649
*	Virage Logic Corp.	124,484	649
*	Ramtron International Corp.	255,996	648
*	Rubicon Technology Inc.	43,500	646
*	Callidus Software Inc.	212,098	638
*	Ultra Clean Holdings	123,697	638
*	Data I/O Corp.	166,176	636
*	Intellon Corp.	88,497	627
*	Tier Technologies Inc. Class B	73,319	622
	QAD Inc.	136,292	620
*	AXT Inc.	320,631	616
*,^ Rosetta Stone Inc.		26,700	613
*	DDi Corp.	143,894	612
*	iGO Inc.	558,045	608
*	Monotype Imaging Holdings Inc.	72,222	607
*	On2 Technologies Inc.	1,026,995	606
*	Performance Technologies Inc.	207,579	596
*	Nanometrics Inc.	89,230	586
*	Microtune Inc.	321,372	585
*	Deltek Inc.	75,723	582
*	SRS Labs Inc.	77,319	565
*	Datalink Corp.	156,985	565
	Keithley Instruments Inc.	101,616	563
*	Chordiant Software Inc.	144,521	562
*	Network Engines Inc.	505,138	561
*	Aware Inc.	229,403	560
*	Airvana Inc.	82,168	556
	Imergent Inc.	69,800	550
*	White Electronic Designs Corp.	118,941	550
	Mocon Inc.	64,716	549
*	Techwell Inc.	48,900	537
*	Zilog Inc.	202,394	524
*	Onvia Inc.	86,003	523
*	SCM Microsystems Inc.	208,292	523
*	Dice Holdings Inc.	76,344	501
*,^ Superconductor Technologies Inc.		166,026	498
*	Mindspeed Technologies Inc.	171,865	495
*	Occam Networks Inc.	133,187	493
*	LoJack Corp.	96,443	491
*	Axcelis Technologies Inc.	403,124	484
*,^ Magma Design Automation Inc.		231,375	484
*	PC-Tel Inc.	76,762	480
*	PDF Solutions Inc.	136,887	478
*	Isilon Systems Inc.	78,241	477
*	American Technology Corp./Del	269,044	476
*	Aetrium Inc.	205,036	453
	Astro-Med Inc.	64,998	447
*	Emcore Corp.	339,497	441
*	Travelzoo Inc.	31,112	440
	TheStreet.com Inc.	148,904	432
*	X-Rite Inc.	213,449	429

*	Bsquare Corp.	160,181	416
*	PLX Technology Inc.	123,127	415
	Mesa Laboratories Inc.	18,022	413
*	Amtech Systems Inc.	77,721	412
*	NAPCO Security Technologies Inc.	297,429	396
*	Dot Hill Systems Corp.	226,620	394
*	EndWave Corp.	121,382	386
*	LogMeIn Inc.	20,700	379
*	Virtusa Corp.	39,776	377
*	Unica Corp.	48,871	372
*	SourceForge Inc.	292,328	368
*	PC Connection Inc.	66,806	363
*	NYFIX Inc.	220,200	363
*	CPI International Inc.	31,980	358
*	QuickLogic Corp.	208,060	354
*	Ditech Networks Inc.	165,161	345
*	ID Systems Inc.	83,802	333
*	EF Johnson Technologies Inc.	240,165	322
*	Frequency Electronics Inc.	67,949	315
*	KEY Tronic Corp.	131,723	310
*,^ Digital Ally Inc.		123,949	309
*	Comarco Inc.	112,532	305
*	Westell Technologies Inc. Class A	228,483	304
*	Micronetics Inc.	86,414	297
*	CalAmp Corp.	103,189	289
*	Optical Cable Corp.	94,361	286
*	Cyberoptics Corp.	42,263	284
*,^ OpenTable Inc.		10,300	284
*,^ Intelli-Check - Mobilisa Inc.		184,780	277
*	Simulations Plus Inc.	171,014	274
*	Majesco Entertainment Co.	199,158	273
*	RAE Systems Inc.	239,928	264
*	California Micro Devices Corp.	79,885	257
*	PAR Technology Corp.	40,318	257
*	Zhone Technologies Inc.	497,775	249
*	Salary.com Inc.	76,619	244
*	TechTarget Inc.	40,067	228
*	Video Display Corp.	63,554	222
*	Management Network Group Inc.	347,479	222
*	LeCroy Corp.	53,309	216
*	ICx Technologies Inc.	35,778	212
*	Insweb Corp.	61,961	196
*	Autobytel Inc.	268,274	188
*	AuthenTec Inc.	64,580	181
*	Hauppauge Digital Inc.	153,081	178
*	Authentidate Holding Corp.	124,549	176
*	Lantronix Inc.	306,807	175
*	Planar Systems Inc.	65,214	175
*	Pixelworks Inc.	51,396	174
*	Cascade Microtech Inc.	32,100	163
	Selectica Inc.	486,650	161
*,^ Access Integrated Technologies Inc. Class A		121,272	155
*	Looksmart Ltd.	132,688	154
*,^ Lightpath Technologies Inc. Class A		55,757	138
	Richardson Electronics Ltd./United States	26,210	134
*	GSI Technology Inc.	32,011	128
*	Merix Corp.	40,537	122
*	RF Monolithics Inc.	160,383	122

*	Tii Network Technologies Inc.	107,178	120
	TSR Inc.	54,086	110
*	Convera Corp. Class A	453,594	109
	Bel Fuse Inc. Class A	5,719	104
*	Sonic Foundry Inc.	161,520	103
*	Ikanos Communications Inc.	40,764	95
*	EasyLink Services International Corp. Class A	49,151	82
*	FSI International Inc.	69,132	80
*	SteelCloud Inc.	234,983	80
*	Goldleaf Financial Solutions Inc.	68,732	67
*	Digimarc Corp.	3,858	59
*	Mastech Holdings Inc.	12,664	58
*	ePlus Inc.	3,731	58
*	Newtek Business Services Inc.	91,242	56
*	Leadis Technology Inc.	50,620	51
*	Digital Angel Corp.	45,625	49
*	Entorian Technologies Inc.	64,221	32
*,^ Procera Networks Inc.		54,970	32
*	Glu Mobile Inc.	26,900	31
*	Soundbite Communications Inc.	8,674	28
*	MEMSIC Inc.	6,752	25
*	Overland Storage Inc.	21,120	22
*	Vertro Inc.	42,625	19
*	Scientific Learning Corp.	5,048	18
*	NetSol Technologies Inc.	17,175	16
*	Inuvo Inc.	61,766	14
*	MakeMusic Inc.	3,956	14
*	Guidance Software Inc.	2,929	13
*	ClearOne Communications Inc.	4,410	12
*	EDGAR Online Inc.	5,588	11
*	VirnetX Holding Corp.	3,700	11
*	Numerex Corp. Class A	2,200	10
*	Elixir Gaming Technologies Inc.	35,584	10
*	Telkonet Inc.	21,782	7
*	Wave Systems Corp. Class A	7,800	7
*	Rainmaker Systems Inc.	3,216	5
*	Globalscape Inc.	1,400	3
*	Adept Technology Inc. Class A	780	3
*	Interphase Corp.	449	2
*	Relm Wireless Corp.	712	2
*	WebMediaBrands Inc.	2,700	2
*	NaviSite Inc.	400	1
*	eLoyalty Corp.	100	1
*	Conolog Corp.	25	—
*	US Dataworks Inc.	100	—
			2,069,954
Materials (6.1%)
	Mosaic Co.	937,698	45,075
	Lubrizol Corp.	396,260	28,317
*	Crown Holdings Inc.	938,214	25,519
	Cliffs Natural Resources Inc.	767,543	24,838
	Martin Marietta Materials Inc.	260,922	24,023
	Celanese Corp. Class A	841,272	21,032
	Terra Industries Inc.	584,631	20,269
	Steel Dynamics Inc.	1,260,736	19,340
	Ashland Inc.	436,063	18,847
	Walter Energy Inc.	309,904	18,613

Albemarle Corp.	536,260	18,555
Nalco Holding Co.	809,349	16,584
Valspar Corp.	590,597	16,247
Sonoco Products Co.	585,150	16,115
Reliance Steel & Aluminum Co.	374,395	15,934
Aptargroup Inc.	397,630	14,855
RPM International Inc.	755,212	13,964
Packaging Corp. of America	602,974	12,301
Commercial Metals Co.	659,220	11,800
Compass Minerals International Inc.	190,861	11,761
Scotts Miracle-Gro Co. Class A	261,848	11,246
Greif Inc. Class A	200,327	11,028
Royal Gold Inc.	238,777	10,888
Rock-Tenn Co. Class A	225,981	10,646
Temple-Inland Inc.	623,946	10,245
Cytec Industries Inc.	284,017	9,222
* Domtar Corp.	256,903	9,048
Cabot Corp.	383,016	8,852
Huntsman Corp.	959,358	8,740
* Coeur d'Alene Mines Corp.	402,054	8,242
Silgan Holdings Inc.	155,466	8,198
* Solutia Inc.	697,605	8,078
Olin Corp.	458,258	7,992
Sensient Technologies Corp.	285,669	7,933
* WR Grace & Co.	359,394	7,813
Eagle Materials Inc.	255,381	7,299
Schnitzer Steel Industries Inc.	128,497	6,842
^ Texas Industries Inc.	162,379	6,818
NewMarket Corp.	68,712	6,393
Carpenter Technology Corp.	260,119	6,084
* Rockwood Holdings Inc.	295,209	6,072
HB Fuller Co.	287,210	6,003
* Intrepid Potash Inc.	241,738	5,703
* OM Group Inc.	180,405	5,483
Minerals Technologies Inc.	110,631	5,262
Worthington Industries Inc.	357,284	4,966
Schweitzer-Mauduit International Inc.	90,536	4,922
* Louisiana-Pacific Corp.	720,406	4,805
* Calgon Carbon Corp.	323,561	4,798
Arch Chemicals Inc.	148,725	4,460
* RTI International Metals Inc.	172,092	4,287
* Hecla Mining Co.	919,060	4,035
* PolyOne Corp.	548,132	3,656
Koppers Holdings Inc.	121,660	3,607
Kaiser Aluminum Corp.	91,037	3,310
AMCOL International Corp.	139,553	3,194
Glatfelter	272,055	3,123
A Schulman Inc.	154,727	3,084
Westlake Chemical Corp.	117,978	3,032
* Brush Engineered Materials Inc.	120,557	2,949
Balchem Corp.	112,032	2,946
Wausau Paper Corp.	289,040	2,890
Deltic Timber Corp.	63,041	2,885
* Allied Nevada Gold Corp.	290,671	2,846
* Clearwater Paper Corp.	66,708	2,757
Stepan Co.	44,166	2,654
* Century Aluminum Co.	272,288	2,546
* Horsehead Holding Corp.	210,888	2,472

*	Buckeye Technologies Inc.	228,894	2,456
	Zep Inc.	143,734	2,336
	Myers Industries Inc.	210,440	2,266
*	Omnova Solutions Inc.	348,804	2,260
	Ferro Corp.	249,729	2,223
	Spartech Corp.	188,699	2,032
	Olympic Steel Inc.	70,520	2,023
*	Haynes International Inc.	60,626	1,929
*	GenTek Inc.	49,254	1,874
*	Stillwater Mining Co.	272,718	1,833
*	Zoltek Cos. Inc.	154,455	1,622
*	AEP Industries Inc.	40,613	1,620
*	Boise Inc.	298,187	1,574
*	General Moly Inc.	493,081	1,553
	Innophos Holdings Inc.	81,288	1,504
*	LSB Industries Inc.	95,130	1,481
*	KapStone Paper and Packaging Corp.	178,208	1,451
*	US Gold Corp.	485,881	1,404
*	Senomyx Inc.	298,724	1,204
	Hawkins Inc.	50,406	1,178
	Quaker Chemical Corp.	51,775	1,135
*	Graphic Packaging Holding Co.	482,413	1,114
	American Vanguard Corp.	125,183	1,040
*	Headwaters Inc.	254,876	986
	AM Castle & Co.	96,793	962
*	Bway Holding Co.	49,562	917
	Neenah Paper Inc.	76,337	899
*	Universal Stainless & Alloy	40,327	736
*	US Energy Corp. Wyoming	175,794	686
*	Landec Corp.	105,257	674
	Great Northern Iron ORE Ppty	7,184	661
*	ICO Inc.	138,589	647
	NL Industries Inc.	95,280	638
	Penford Corp.	79,053	567
	Synalloy Corp.	49,964	474
*	ADA-ES Inc.	134,703	471
*	United States Lime & Minerals Inc.	12,412	446
*	Mercer International Inc.	130,666	443
*	US Concrete Inc.	247,849	429
*,^ Flotek Industries Inc.		169,680	350
*	American Pacific Corp.	37,690	292
*	Rock of Ages Corp.	91,696	288
*	Nanophase Technologies Corp.	232,423	267
*	Mod-Pac Corp.	49,498	121
*	Solitario Exploration & Royalty Corp.	49,600	98
*	TOR Minerals International Inc.	160,090	79
*,^ Georgia Gulf Corp.		1,801	54
*	Clean Diesel Technologies Inc.	4,027	7
			725,647
Telecommunication Services (1.9%)
*	Crown Castle International Corp.	1,466,867	46,001
*	NII Holdings Inc.	973,047	29,172
*	SBA Communications Corp. Class A	683,364	18,471
*	Level 3 Communications Inc.	9,574,752	13,309
	Telephone & Data Systems Inc.	413,814	12,832
*	tw telecom inc. Class A	874,190	11,758
*	Clearwire Corp. Class A	975,942	7,934

*	Syniverse Holdings Inc.	402,876	7,050
*	Leap Wireless International Inc.	349,196	6,827
*	AboveNet Inc.	102,188	4,983
*	Neutral Tandem Inc.	198,201	4,511
*	Cincinnati Bell Inc.	1,252,642	4,384
	Telephone & Data Systems Inc. - Special Common Shares	147,351	4,373
*	Centennial Communications Corp.	502,388	4,009
*	United States Cellular Corp.	98,088	3,832
	NTELOS Holdings Corp.	181,392	3,203
*	Cogent Communications Group Inc.	265,398	2,999
*	Premiere Global Services Inc.	360,236	2,994
	Atlantic Tele-Network Inc.	55,791	2,980
*	PAETEC Holding Corp.	751,696	2,909
	Shenandoah Telecommunications Co.	144,070	2,586
*,^ Cbeyond Inc.		153,056	2,469
	Iowa Telecommunications Services Inc.	194,836	2,455
	Alaska Communications Systems Group Inc.	263,587	2,438
	Consolidated Communications Holdings Inc.	143,589	2,299
	USA Mobility Inc.	164,389	2,117
*	General Communication Inc. Class A	269,847	1,851
*	Virgin Mobile USA Inc. Class A	287,750	1,439
*	iPCS Inc.	76,332	1,328
*	SureWest Communications	81,470	1,012
	HickoryTech Corp.	98,365	841
	D&E Communications Inc.	66,929	769
*	TerreStar Corp.	319,900	733
*	FiberTower Corp.	677,138	731
*	Vonage Holdings Corp.	477,040	663
*,^ 8x8 Inc.		697,676	614
	Warwick Valley Telephone Co.	48,561	574
*	XETA Technologies Inc.	174,192	458
*	ICO Global Communications Holdings Ltd.	528,420	455
*	IDT Corp. Class B	126,262	378
*	Ibasis Inc.	144,923	307
*	inContact Inc.	71,334	213
^	Fairpoint Communications Inc.	517,446	212
*	Arbinet Corp.	76,460	180
*,^ Globalstar Inc.		212,977	162
*	Multiband Corp.	33,188	70
*	Purple Communications Inc.	12,325	26
*	IDT Corp.	2,456	7
			221,918
Utilities (4.7%)
*	NRG Energy Inc.	1,554,332	43,817
*	Calpine Corp.	2,021,515	23,288
	MDU Resources Group Inc.	1,085,053	22,623
	Oneok Inc.	617,538	22,614
	National Fuel Gas Co.	469,959	21,529
	NSTAR	625,685	19,909
	OGE Energy Corp.	565,646	18,712
	Energen Corp.	420,038	18,104
	Alliant Energy Corp.	647,990	18,046
	DPL Inc.	679,358	17,731
	AGL Resources Inc.	452,657	15,965
	NV Energy Inc.	1,374,427	15,930
	UGI Corp.	635,103	15,916
	Atmos Energy Corp.	540,478	15,231

* RRI Energy Inc.	2,059,024	14,701
Great Plains Energy Inc.	791,965	14,216
Aqua America Inc.	796,209	14,045
* Mirant Corp.	850,016	13,966
ITC Holdings Corp.	292,596	13,298
Westar Energy Inc.	637,661	12,441
Vectren Corp.	475,000	10,944
Piedmont Natural Gas Co. Inc.	428,301	10,253
WGL Holdings Inc.	293,718	9,734
Hawaiian Electric Industries Inc.	536,352	9,719
New Jersey Resources Corp.	246,069	8,935
Cleco Corp.	354,280	8,885
Portland General Electric Co.	440,466	8,686
American Water Works Co. Inc.	408,974	8,155
IDACORP Inc.	276,713	7,967
Southwest Gas Corp.	262,572	6,717
Avista Corp.	323,190	6,535
Northwest Natural Gas Co.	156,617	6,525
Unisource Energy Corp.	211,289	6,497
South Jersey Industries Inc.	176,079	6,216
PNM Resources Inc.	512,179	5,982
Black Hills Corp.	229,549	5,778
Allete Inc.	169,257	5,682
NorthWestern Corp.	212,322	5,187
MGE Energy Inc.	136,538	4,981
California Water Service Group	122,601	4,774
UIL Holdings Corp.	176,870	4,668
* El Paso Electric Co.	263,280	4,652
Ormat Technologies Inc.	110,584	4,514
Laclede Group Inc.	129,894	4,177
CH Energy Group Inc.	92,912	4,117
American States Water Co.	109,172	3,950
Empire District Electric Co.	201,910	3,652
SJW Corp.	79,668	1,820
Middlesex Water Co.	92,628	1,397
Chesapeake Utilities Corp.	43,463	1,347
Central Vermont Public Service Corp.	67,069	1,294
Connecticut Water Service Inc.	54,389	1,218
Unitil Corp.	46,261	1,039
* Cadiz Inc.	85,487	1,000
York Water Co.	60,531	839
Southwest Water Co.	159,046	782
Maine & Maritimes Corp.	20,903	751
Artesian Resources Corp. Class A	30,621	515
Delta Natural Gas Co. Inc.	17,964	476
Pennichuck Corp.	16,087	350
Florida Public Utilities Co.	22,325	271
* Purecycle Corp.	74,186	251
* MMC Energy Inc.	18,535	27
		563,341
Total Common Stocks (Cost $12,059,518)		11,938,664

Convertible Preferred Stock (0.0%)
Consumer Discretionary (0.0%)
2 Sealy Corp. 8.000% (Cost $1,174)			10,669	893

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.2%)
[3,4] Vanguard Market Liquidity Fund	0.267%		267,861,771	267,862

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Freddie Mac Discount Notes	0.260%	12/22/09	7,000	6,998
Total Temporary Cash Investments (Cost $274,858)				274,860
Total Investments (102.1%) (Cost $12,335,550)				12,214,417
Other Assets and Liabilities-Net (-2.1%)[4]				(253,059)
Net Assets (100%)				11,961,358

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $227,073,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.1%, respectively, of net assets.
2 Non-income producing security–new issue that has not paid a dividend as of September 30, 2009.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $255,541,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6 Securities with a value of $6,998,000 have been segregated as initial margin for open futures contracts.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $12,335,556,000. Net unrealized depreciation of investment securities for tax purposes was $121,133,000, consisting of unrealized gains of $1,974,372,000 on securities that had risen in value since their purchase and $2,095,505,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest

Extended Market Index Fund

incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	December 2009	203	12,241	(58)
S&P MidCap 400 Index	December 2009	16	5,514	2
E-mini S&P MidCap 400 Index	December 2009	80	5,513	(74)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,938,653	11	—
Convertible Preferred Stocks	893	—	—
Temporary Cash Investments	267,862	6,998	—
Futures Contracts—Liabilities[1]	(116)	—	—
Total	12,207,292	7,009	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.0%)
	McDonald's Corp.	10,477,179	597,933
	Walt Disney Co.	16,751,263	459,990
	Home Depot Inc.	16,108,403	429,128
	Comcast Corp. Class A	23,542,115	397,626
	Time Warner Inc.	11,362,307	327,007
	Target Corp.	6,784,441	316,698
*	Amazon.com Inc.	3,264,204	304,746
	Lowe's Cos. Inc.	13,998,093	293,120
	News Corp. Class A	21,214,956	254,367
	NIKE Inc. Class B	3,506,430	226,866
*	Ford Motor Co.	26,516,077	191,181
	Staples Inc.	6,793,305	157,741
*	Kohl's Corp.	2,749,102	156,836
	Yum! Brands Inc.	4,383,517	147,988
*	Viacom Inc. Class B	5,214,387	146,211
*	Liberty Media Corp. - Entertainment Class A	4,697,208	146,130
	TJX Cos. Inc.	3,924,822	145,807
*	Starbucks Corp.	6,988,556	144,314
	Johnson Controls Inc.	5,643,536	144,249
	Time Warner Cable Inc.	3,346,034	144,181
	Carnival Corp.	4,160,847	138,473
*,^ DIRECTV Group Inc.		4,786,176	132,003
	Best Buy Co. Inc.	3,360,298	126,078
	Omnicom Group Inc.	2,952,153	109,053
	Coach Inc.	3,016,461	99,302
	Gap Inc.	4,625,328	98,982
*	Apollo Group Inc. Class A	1,294,687	95,380
*	Bed Bath & Beyond Inc.	2,477,743	93,014
	Marriott International Inc./DE Class A	2,863,421	79,002
	McGraw-Hill Cos. Inc.	2,986,818	75,089
	Macy's Inc.	3,995,217	73,073
	JC Penney Co. Inc.	2,007,364	67,749
	CBS Corp. Class B	5,610,947	67,612
	Mattel Inc.	3,405,500	62,866
*	priceline.com Inc.	375,964	62,342
	Fortune Brands Inc.	1,426,745	61,322
	VF Corp.	840,575	60,883
	International Game Technology	2,813,993	60,445
	H&R Block Inc.	3,226,598	59,305
*	Liberty Media Corp. - Interactive	5,383,541	59,057
	Starwood Hotels & Resorts Worldwide Inc.	1,773,251	58,570
	Genuine Parts Co.	1,514,729	57,651
	Ross Stores Inc.	1,204,098	57,520
	Sherwin-Williams Co.	945,399	56,875
	Cablevision Systems Corp. Class A	2,346,606	55,732
*	Las Vegas Sands Corp.	3,129,857	52,707
	Harley-Davidson Inc.	2,227,502	51,233
*	Wynn Resorts Ltd.	701,651	49,740
	Whirlpool Corp.	701,283	49,062

	Tim Hortons Inc.	1,718,854	48,644
	Nordstrom Inc.	1,540,311	47,041
*	O'Reilly Automotive Inc.	1,288,432	46,564
*	AutoZone Inc.	311,750	45,584
	Tiffany & Co.	1,177,290	45,361
*	Expedia Inc.	1,871,179	44,815
	Comcast Corp.	2,770,694	44,553
	Limited Brands Inc.	2,593,294	44,060
*	Carmax Inc.	2,093,636	43,757
	Garmin Ltd.	1,141,460	43,079
	Darden Restaurants Inc.	1,237,590	42,239
*	Dollar Tree Inc.	854,050	41,575
	Newell Rubbermaid Inc.	2,637,413	41,381
	Polo Ralph Lauren Corp. Class A	532,923	40,833
*	ITT Educational Services Inc.	364,042	40,194
*	GameStop Corp. Class A	1,485,440	39,320
*	DISH Network Corp. Class A	1,979,624	38,128
*	Goodyear Tire & Rubber Co.	2,182,301	37,165
	Virgin Media Inc.	2,656,707	36,981
*	Discovery Communications Inc. Class A	1,273,303	36,786
*	Urban Outfitters Inc.	1,197,248	36,121
	Pulte Homes Inc.	3,255,381	35,777
	Advance Auto Parts Inc.	904,658	35,535
*	Discovery Communications Inc.	1,335,581	34,765
*,^ Sears Holdings Corp.		528,444	34,513
*	Interpublic Group of Cos. Inc.	4,548,036	34,201
	DeVry Inc.	610,708	33,784
	BorgWarner Inc.	1,107,320	33,508
	Family Dollar Stores Inc.	1,267,252	33,455
	Hasbro Inc.	1,196,274	33,197
*	Royal Caribbean Cruises Ltd.	1,320,016	31,786
	Scripps Networks Interactive Inc. Class A	851,696	31,470
	DR Horton Inc.	2,713,887	30,965
*	MGM Mirage	2,518,143	30,318
	American Eagle Outfitters Inc.	1,766,010	29,775
*	Liberty Global Inc. Class A	1,295,055	29,229
	Strayer Education Inc.	133,412	29,041
*	NVR Inc.	44,055	28,079
*	Aeropostale Inc.	642,330	27,922
	Gannett Co. Inc.	2,211,593	27,667
	Wyndham Worldwide Corp.	1,691,292	27,602
	Leggett & Platt Inc.	1,418,488	27,519
	Abercrombie & Fitch Co.	836,801	27,514
	Autoliv Inc.	810,366	27,228
	Washington Post Co. Class B	57,825	27,067
*	Liberty Global Inc.	1,178,451	26,468
	Black & Decker Corp.	571,329	26,447
*	Mohawk Industries Inc.	554,026	26,422
	PetSmart Inc.	1,201,686	26,137
*	Toll Brothers Inc.	1,300,229	25,406
*	Marvel Entertainment Inc.	484,611	24,046
	Tupperware Brands Corp.	594,819	23,745
	Jarden Corp.	834,974	23,438
*,^ Sirius XM Radio Inc.		36,640,602	23,267
*	DreamWorks Animation SKG Inc. Class A	643,955	22,905
*	LKQ Corp.	1,200,326	22,254
*	Chico's FAS Inc.	1,685,990	21,918
*,^ NetFlix Inc.		466,664	21,546

	Harman International Industries Inc.	627,333	21,254
	Phillips-Van Heusen Corp.	490,209	20,976
*	Career Education Corp.	857,224	20,899
*	WMS Industries Inc.	465,377	20,737
*	AutoNation Inc.	1,096,093	19,817
	RadioShack Corp.	1,190,860	19,733
*	Big Lots Inc.	786,323	19,674
	Guess? Inc.	525,856	19,478
*	Hanesbrands Inc.	902,294	19,309
*	Warnaco Group Inc.	436,425	19,142
*	Lamar Advertising Co. Class A	692,621	19,006
*	Bally Technologies Inc.	492,581	18,900
*	Dick's Sporting Goods Inc.	830,569	18,605
	Gentex Corp.	1,309,584	18,531
	Wendy's/Arby's Group Inc. Class A	3,809,064	18,017
*	Liberty Media Corp. - Capital	857,022	17,929
	Foot Locker Inc.	1,480,638	17,694
*	Penn National Gaming Inc.	636,625	17,609
	Williams-Sonoma Inc.	857,113	17,339
*	Office Depot Inc.	2,613,065	17,298
*	J Crew Group Inc.	476,721	17,076
	Service Corp. International/US	2,395,007	16,789
	Burger King Holdings Inc.	899,154	15,816
*	Panera Bread Co. Class A	282,798	15,554
	Brinker International Inc.	974,070	15,322
*	Tractor Supply Co.	308,586	14,942
*	Corinthian Colleges Inc.	786,568	14,599
	Jones Apparel Group Inc.	811,924	14,558
	John Wiley & Sons Inc. Class A	416,494	14,486
*	Carter's Inc.	540,578	14,433
*	Chipotle Mexican Grill Inc. Class B	164,510	13,691
	Lennar Corp. Class A	955,747	13,619
*,^ Chipotle Mexican Grill Inc. Class A		139,139	13,503
*	Gymboree Corp.	278,087	13,454
*	Brink's Home Security Holdings Inc.	435,240	13,401
	WABCO Holdings Inc.	610,350	12,817
	KB Home	770,747	12,802
*	Fossil Inc.	443,502	12,618
	MDC Holdings Inc.	355,969	12,366
	Eastman Kodak Co.	2,558,494	12,230
*	Tempur-Pedic International Inc.	642,467	12,168
	Polaris Industries Inc.	295,736	12,060
	Hillenbrand Inc.	587,872	11,975
*	Rent-A-Center Inc./TX	630,043	11,895
	Men's Wearhouse Inc.	471,742	11,652
	Wolverine World Wide Inc.	468,766	11,644
	Aaron's Inc.	427,857	11,295
*	Jack in the Box Inc.	543,506	11,136
*	TRW Automotive Holdings Corp.	660,598	11,065
	Sotheby's	638,685	11,005
	Thor Industries Inc.	344,536	10,663
*	Deckers Outdoor Corp.	125,071	10,612
*	Collective Brands Inc.	610,002	10,571
	New York Times Co. Class A	1,296,604	10,528
*	Scientific Games Corp. Class A	662,645	10,490
	Pool Corp.	461,933	10,264
	Meredith Corp.	342,218	10,246
	Matthews International Corp. Class A	288,214	10,197

	Brunswick Corp./DE	841,884	10,086
*	Cheesecake Factory Inc.	543,520	10,066
	Regal Entertainment Group Class A	807,374	9,947
	Choice Hotels International Inc.	317,472	9,861
*	Life Time Fitness Inc.	346,431	9,717
*	Coinstar Inc.	288,286	9,508
	Interactive Data Corp.	359,693	9,428
	Cooper Tire & Rubber Co.	535,825	9,420
	OfficeMax Inc.	730,636	9,191
*	Capella Education Co.	136,094	9,165
	Weight Watchers International Inc.	330,565	9,071
	American Greetings Corp. Class A	405,954	9,053
^	Buckle Inc.	263,768	9,005
*	AnnTaylor Stores Corp.	560,394	8,905
*,^ Under Armour Inc. Class A		319,069	8,880
*	Morningstar Inc.	182,396	8,857
*	Gaylord Entertainment Co.	440,369	8,851
*,^ Saks Inc.		1,283,924	8,756
*	Dana Holding Corp.	1,285,371	8,753
	Ryland Group Inc.	411,181	8,664
*,^ Blue Nile Inc.		138,909	8,629
	Bob Evans Farms Inc./DE	293,969	8,543
	Orient-Express Hotels Ltd. Class A	735,691	8,468
^	Barnes & Noble Inc.	380,632	8,458
*	Lululemon Athletica Inc.	369,710	8,411
*	Charming Shoppes Inc.	1,703,429	8,364
*	Iconix Brand Group Inc.	665,996	8,305
*	Dress Barn Inc.	460,791	8,262
	Regis Corp.	528,730	8,195
*	Vail Resorts Inc.	243,872	8,179
*	Valassis Communications Inc.	443,154	7,924
*	JOS A Bank Clothiers Inc.	175,162	7,842
*	Childrens Place Retail Stores Inc.	253,707	7,601
*	Exide Technologies	944,077	7,524
*	PF Chang's China Bistro Inc.	220,614	7,494
	Penske Auto Group Inc.	389,908	7,478
*	True Religion Apparel Inc.	286,002	7,416
	Scholastic Corp.	301,204	7,331
	International Speedway Corp. Class A	265,083	7,308
	Cracker Barrel Old Country Store Inc.	211,779	7,285
	Monro Muffler Brake Inc.	227,009	7,217
	Dillard's Inc. Class A	508,729	7,173
*	HSN Inc.	434,883	7,080
*	Coldwater Creek Inc.	849,650	6,967
	National CineMedia Inc.	402,487	6,830
*,^ Lions Gate Entertainment Corp.		1,100,299	6,778
*	Pinnacle Entertainment Inc.	662,640	6,752
	Cato Corp. Class A	324,468	6,583
*	CTC Media Inc.	410,345	6,451
*	99 Cents Only Stores	464,146	6,243
*	Boyd Gaming Corp.	560,671	6,128
*	Buffalo Wild Wings Inc.	146,916	6,113
*	Timberland Co. Class A	434,462	6,048
	Columbia Sportswear Co.	143,443	5,904
	Arbitron Inc.	282,259	5,860
*	Sonic Corp.	527,813	5,838
*	Standard Pacific Corp.	1,575,764	5,815
*	Tenneco Inc.	440,796	5,748

*	Steven Madden Ltd.	155,572	5,727
	Harte-Hanks Inc.	412,050	5,699
*	Helen of Troy Ltd.	293,274	5,698
*	CEC Entertainment Inc.	217,399	5,622
*	American Public Education Inc.	161,253	5,602
*	Jo-Ann Stores Inc.	207,502	5,567
*	Meritage Homes Corp.	269,379	5,468
*	Hibbett Sports Inc.	298,901	5,449
*	Skechers U.S.A. Inc. Class A	317,743	5,446
	Ameristar Casinos Inc.	343,111	5,414
*	Papa John's International Inc.	218,461	5,368
	Liz Claiborne Inc.	1,075,356	5,302
	Group 1 Automotive Inc.	195,044	5,237
*	Pre-Paid Legal Services Inc.	102,301	5,197
*	Live Nation Inc.	632,890	5,183
	NutriSystem Inc.	336,953	5,142
	Finish Line Inc. Class A	504,554	5,126
	Callaway Golf Co.	669,235	5,093
*	Domino's Pizza Inc.	572,840	5,064
	Fred's Inc. Class A	396,133	5,043
*	Steak N Shake Co.	425,304	5,006
*	Sally Beauty Holdings Inc.	700,573	4,981
*,^ Cabela's Inc.		373,257	4,979
	Unifirst Corp./MA	110,642	4,918
	CKE Restaurants Inc.	466,382	4,892
*	Texas Roadhouse Inc. Class A	453,932	4,821
	ArvinMeritor Inc.	611,085	4,779
*	Interval Leisure Group Inc.	381,269	4,758
	Stage Stores Inc.	344,230	4,461
*	DSW Inc. Class A	274,181	4,379
	Ethan Allen Interiors Inc.	258,370	4,263
	PetMed Express Inc.	223,557	4,214
*	CROCS Inc.	627,996	4,176
*,^ Fuel Systems Solutions Inc.		115,901	4,171
	Stewart Enterprises Inc. Class A	776,711	4,062
*	Quiksilver Inc.	1,469,974	4,042
*	Ticketmaster Entertainment Inc.	337,613	3,947
*	Ruby Tuesday Inc.	464,021	3,907
	PEP Boys-Manny Moe & Jack	398,556	3,894
*	Steiner Leisure Ltd.	108,806	3,891
	Winnebago Industries	260,211	3,828
*	Wet Seal Inc. Class A	1,012,165	3,826
*	EW Scripps Co. Class A	507,172	3,804
	Standard Motor Products Inc.	249,147	3,787
*	Genesco Inc.	154,206	3,712
*	Shuffle Master Inc.	389,954	3,673
*,^ Fuqi International Inc.		119,600	3,502
*	CKX Inc.	519,044	3,483
*	California Pizza Kitchen Inc.	222,857	3,481
*	Drew Industries Inc.	158,131	3,430
	DineEquity Inc.	138,371	3,425
*	HOT Topic Inc.	456,525	3,419
	Belo Corp. Class A	620,622	3,358
*	Carmike Cinemas Inc.	322,803	3,264
^	Sturm Ruger & Co. Inc.	252,134	3,263
*	Denny's Corp.	1,214,449	3,230
*	Universal Technical Institute Inc.	163,542	3,222
	Superior Industries International Inc.	225,531	3,203

*	Lumber Liquidators Inc.	146,800	3,184
	La-Z-Boy Inc.	366,647	3,172
*	Mediacom Communications Corp. Class A	546,335	3,147
*	Asbury Automotive Group Inc.	247,265	3,135
	Lennar Corp. Class B	273,234	3,088
*	Shutterfly Inc.	185,132	3,079
	Brown Shoe Co. Inc.	382,884	3,071
*	Stein Mart Inc.	237,424	3,018
*	Furniture Brands International Inc.	542,421	3,000
*	Jakks Pacific Inc.	208,135	2,980
	National Presto Industries Inc.	34,448	2,980
*	Clear Channel Outdoor Holdings Inc. Class A	422,556	2,958
*	America's Car-Mart Inc.	121,756	2,916
	Movado Group Inc.	199,207	2,894
*	Citi Trends Inc.	101,603	2,893
*	RCN Corp.	310,011	2,883
*	Ulta Salon Cosmetics & Fragrance Inc.	174,534	2,882
*	Rentrak Corp.	160,778	2,871
	Churchill Downs Inc.	74,238	2,858
*	Zale Corp.	396,966	2,838
*	Pacific Sunwear Of California	543,578	2,799
*	Peet's Coffee & Tea Inc.	98,211	2,773
^	News Corp. Class B	196,388	2,747
	Sonic Automotive Inc. Class A	258,980	2,719
	Modine Manufacturing Co.	288,948	2,679
	Big 5 Sporting Goods Corp.	176,407	2,664
*,^ Beazer Homes USA Inc.		467,309	2,612
*	Maidenform Brands Inc.	161,793	2,598
	Blyth Inc.	63,891	2,475
	World Wrestling Entertainment Inc. Class A	176,099	2,467
*	Knology Inc.	249,369	2,431
*	Smith & Wesson Holding Corp.	464,251	2,428
*	Systemax Inc.	198,356	2,406
*	Red Robin Gourmet Burgers Inc.	116,915	2,387
*	Ascent Media Corp. Class A	92,159	2,359
*,^ Hovnanian Enterprises Inc. Class A		608,874	2,338
*	Zumiez Inc.	139,812	2,294
*	Drugstore.Com Inc.	940,106	2,284
*	Core-Mark Holding Co. Inc.	78,838	2,255
	K-Swiss Inc. Class A	255,688	2,248
	Cinemark Holdings Inc.	213,272	2,210
*	Pier 1 Imports Inc.	563,688	2,181
*	hhgregg Inc.	128,698	2,180
*	Perry Ellis International Inc.	133,406	2,140
	American Axle & Manufacturing Holdings Inc.	300,809	2,130
	Christopher & Banks Corp.	311,129	2,106
*	Warner Music Group Corp.	377,980	2,090
	Oxford Industries Inc.	105,094	2,070
*	Unifi Inc.	632,251	2,023
*	Kirkland's Inc.	141,488	2,016
	Marcus Corp.	156,543	2,002
	CPI Corp.	159,315	1,987
	Cherokee Inc.	82,645	1,981
*	Cavco Industries Inc.	55,249	1,961
*,^ Blockbuster Inc. Class A		1,805,063	1,931
*	RC2 Corp.	134,965	1,923
	Talbots Inc.	207,406	1,914
*,^ K12 Inc.		115,798	1,908

*	O'Charleys Inc.	203,105	1,903
	Journal Communications Inc. Class A	516,521	1,901
*	Isle of Capri Casinos Inc.	158,709	1,871
*	BJ's Restaurants Inc.	123,637	1,853
*	Alloy Inc.	273,701	1,853
*	Volcom Inc.	112,309	1,851
	Sinclair Broadcast Group Inc. Class A	509,071	1,822
*	Universal Electronics Inc.	89,157	1,821
*	Tween Brands Inc.	213,751	1,793
*	Martha Stewart Living Omnimedia Class A	281,087	1,760
*,^ Overstock.com Inc.		119,661	1,755
*	Dolan Media Co.	146,273	1,754
*	Lincoln Educational Services Corp.	76,343	1,747
	Stanley Furniture Co. Inc.	165,753	1,719
	Hooker Furniture Corp.	126,648	1,710
*	Landry's Restaurants Inc.	160,224	1,682
*	Midas Inc.	174,720	1,642
*	FGX International Holdings Ltd.	116,938	1,631
*	Kid Brands Inc.	262,535	1,628
*	Monarch Casino & Resort Inc.	150,360	1,618
	Ambassadors Group Inc.	102,950	1,611
*	G-III Apparel Group Ltd.	111,397	1,576
*	Grand Canyon Education Inc.	87,815	1,566
*	LIN TV Corp. Class A	330,853	1,565
	Bebe Stores Inc.	210,329	1,548
*	Krispy Kreme Doughnuts Inc.	430,740	1,538
*	Amerigon Inc.	207,529	1,525
	Speedway Motorsports Inc.	105,988	1,525
*	Stamps.com Inc.	164,000	1,517
	Jackson Hewitt Tax Service Inc.	292,493	1,492
	Lithia Motors Inc. Class A	93,771	1,462
*	Steinway Musical Instruments	122,298	1,452
	Weyco Group Inc.	61,619	1,411
*	Leapfrog Enterprises Inc.	341,837	1,405
*	Learning Tree International Inc.	121,960	1,389
*	M/I Homes Inc.	101,098	1,374
*	AFC Enterprises Inc.	159,071	1,339
*	Dorman Products Inc.	89,047	1,337
*	Retail Ventures Inc.	245,574	1,294
*	Audiovox Corp. Class A	183,839	1,259
*	Carriage Services Inc. Class A	317,100	1,237
*	Orbitz Worldwide Inc.	198,340	1,226
*	iRobot Corp.	99,184	1,221
	CSS Industries Inc.	61,265	1,211
*	Famous Dave's Of America Inc.	204,651	1,197
*	Stoneridge Inc.	168,930	1,196
*	Haverty Furniture Cos. Inc.	100,210	1,183
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		884,376	1,176
*,^ Jamba Inc.		630,892	1,173
*	New York & Co. Inc.	229,181	1,173
	Dover Downs Gaming & Entertainment Inc.	204,348	1,165
	Spartan Motors Inc.	226,348	1,163
*	Rex Stores Corp.	102,859	1,121
	Arctic Cat Inc.	156,375	1,104
*	American Apparel Inc.	310,616	1,090
	Books-A-Million Inc.	90,159	1,086
*	Sealy Corp.	337,861	1,081
*	Borders Group Inc.	334,985	1,042

*	Youbet.com Inc.	494,681	1,039
*	Gaiam Inc. Class A	143,140	999
*	Multimedia Games Inc.	193,582	991
^	Bon-Ton Stores Inc.	135,855	989
*	Playboy Enterprises Inc. Class B	323,841	978
*	Morgans Hotel Group Co.	176,057	954
*	Empire Resorts Inc.	313,271	943
*	Princeton Review Inc.	222,028	933
	Kenneth Cole Productions Inc. Class A	91,051	913
*	Select Comfort Corp.	190,016	903
*	Daily Journal Corp.	17,029	898
	AH Belo Corp. Class A	277,542	896
*	ChinaCast Education Corp.	122,747	892
*	Destination Maternity Corp.	49,107	890
*	Great Wolf Resorts Inc.	248,722	888
*	Rubio's Restaurants Inc.	136,949	868
*	Cache Inc.	174,683	866
*,^ Brookfield Homes Corp.		128,917	861
*	Mac-Gray Corp.	79,626	858
	Skyline Corp.	36,907	833
	Strattec Security Corp.	57,443	819
*,^ Raser Technologies Inc.		529,092	810
*	Shoe Carnival Inc.	52,147	804
*	Red Lion Hotels Corp.	139,613	803
*	MarineMax Inc.	101,965	796
*	Navarre Corp.	351,181	773
	Marine Products Corp.	136,760	756
*	Fisher Communications Inc.	40,877	743
*	1-800-Flowers.com Inc. Class A	210,760	727
*	West Marine Inc.	91,940	723
	Lee Enterprises Inc./IA	248,140	682
	Heelys Inc.	318,703	676
*,^ Conn's Inc.		56,748	641
*	Outdoor Channel Holdings Inc.	97,735	639
*	MTR Gaming Group Inc.	208,151	637
*	McCormick & Schmick's Seafood Restaurants Inc.	83,802	623
	Bassett Furniture Industries Inc.	144,672	619
	Media General Inc. Class A	72,319	618
*	dELiA*s Inc.	276,488	594
*	Cumulus Media Inc. Class A	338,403	585
*	Morton's Restaurant Group Inc.	133,881	570
*	Carrols Restaurant Group Inc.	74,558	564
*	Pomeroy IT Solutions Inc.	86,157	556
	Primedia Inc.	218,786	551
*	Build-A-Bear Workshop Inc.	110,728	539
*	Benihana Inc. Class A	92,072	528
*	Luby's Inc.	120,681	507
*	Saga Communications Inc. Class A	37,091	497
*	Hawk Corp. Class A	35,744	490
*	Hastings Entertainment Inc./United States	110,957	473
	Johnson Outdoors Inc. Class A	48,063	433
*	Duckwall-ALCO Stores Inc.	23,358	419
*	Tuesday Morning Corp.	100,343	417
*	MAXXAM Inc.	40,662	413
*	Radio One Inc.	413,901	406
*	Harris Interactive Inc.	388,366	396
*	Bluegreen Corp.	125,143	382
*	Century Casinos Inc.	129,286	375

*	Town Sports International Holdings Inc.	145,710	366
*,^ Gander Mountain Co.		68,721	353
*	Cost Plus Inc.	170,645	346
*	LodgeNet Interactive Corp.	43,500	328
	Lifetime Brands Inc.	55,386	317
*	Rick's Cabaret International Inc.	36,174	311
	Dover Motorsports Inc.	204,207	306
*	Reading International Inc. Class A	74,141	305
	Lakes Entertainment Inc.	90,056	303
	McClatchy Co. Class A	112,764	289
*	EDCI Holdings Inc.	45,540	272
	Beasley Broadcasting Group Inc. Class A	75,514	270
*	Hollywood Media Corp.	165,037	254
*	Dixie Group Inc.	80,217	247
*	Private Media Group Inc.	377,589	245
*	Nautilus Inc.	140,305	239
*	Benihana Inc. Class A	37,839	230
*	Escalade Inc.	90,342	228
*	Premier Exhibitions Inc.	209,740	218
	Aaron's Inc. Class A	10,125	209
*	Palm Harbor Homes Inc.	65,633	190
	Hallwood Group Inc.	7,400	186
*	Nexstar Broadcasting Group Inc. Class A	52,575	180
*	Emerson Radio Corp.	135,771	174
*	Salem Communications Corp. Class A	75,777	171
*	Blockbuster Inc. Class B	280,668	168
*	Canterbury Park Holding Corp.	23,800	168
*	AC Moore Arts & Crafts Inc.	46,071	166
*	Shiloh Industries Inc.	36,386	164
*	Atrinsic Inc.	144,106	157
*	RHI Entertainment Inc.	48,739	155
*	Craftmade International Inc.	49,016	151
*	Spanish Broadcasting System Inc.	320,397	151
*	Entercom Communications Corp. Class A	29,400	150
*	Trans World Entertainment	160,982	146
*	Entravision Communications Corp. Class A	77,431	134
*	Casual Male Retail Group Inc.	37,355	129
*,^ Orleans Homebuilders Inc.		37,570	115
*	Joe's Jeans Inc.	157,620	109
*	Lodgian Inc.	62,056	103
*	Sport Chalet Inc. Class A	48,300	86
*	Valuevision Media Inc. Class A	24,026	80
	Gray Television Inc.	32,600	76
*	Hovnanian Enterprises Inc. Class B	19,300	74
	Frisch's Restaurants Inc.	2,757	71
*	4Kids Entertainment Inc.	41,617	70
	Tandy Brands Accessories Inc.	16,602	57
*	California Coastal Communities Inc.	28,604	44
*	WPT Enterprises Inc.	40,597	40
*	Lazare Kaplan International Inc.	15,258	38
*	Champion Enterprises Inc.	79,900	37
*	Nobel Learning Communities Inc.	3,108	29
*	Gaming Partners International Corp.	3,307	19
*	SPAR Group Inc.	16,174	12
*	Sport Chalet Inc. Class B	1,825	7
*	Emmis Communications Corp. Class A	6,535	5
*	Crown Media Holdings Inc. Class A	1,300	2
*	Global Traffic Network Inc.	200	1

*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	9,739	1
	Educational Development Corp.	3	—
			11,108,787
Consumer Staples (9.9%)
	Procter & Gamble Co.	27,679,887	1,603,219
	Wal-Mart Stores Inc.	22,295,472	1,094,485
	Coca-Cola Co.	19,786,257	1,062,522
	Philip Morris International Inc.	18,628,393	907,948
	PepsiCo Inc./NC	14,784,300	867,247
	CVS Caremark Corp.	13,825,957	494,140
	Kraft Foods Inc.	13,986,158	367,416
	Colgate-Palmolive Co.	4,744,200	361,888
	Walgreen Co.	9,417,945	352,890
	Altria Group Inc.	19,635,695	349,712
	Costco Wholesale Corp.	4,121,808	232,717
	Kimberly-Clark Corp.	3,933,623	232,005
	General Mills Inc.	3,124,249	201,139
	Archer-Daniels-Midland Co.	5,487,189	160,336
	Sysco Corp.	5,602,050	139,211
	Avon Products Inc.	4,054,201	137,681
	Kellogg Co.	2,542,982	125,191
	Kroger Co.	5,885,567	121,478
	HJ Heinz Co.	2,988,004	118,773
	Lorillard Inc.	1,597,098	118,664
	ConAgra Foods Inc.	4,247,961	92,096
	Safeway Inc.	4,044,683	79,761
	Bunge Ltd.	1,258,720	78,808
	Clorox Co.	1,320,695	77,683
	Reynolds American Inc.	1,660,119	73,909
	Molson Coors Brewing Co. Class B	1,438,865	70,044
	Sara Lee Corp.	6,276,351	69,919
*	Dr Pepper Snapple Group Inc.	2,411,764	69,338
	Campbell Soup Co.	2,013,807	65,690
	JM Smucker Co.	1,124,708	59,621
	Coca-Cola Enterprises Inc.	2,780,891	59,539
	Hershey Co.	1,500,855	58,323
	Pepsi Bottling Group Inc.	1,420,101	51,749
*,^ Whole Foods Market Inc.		1,334,674	40,694
*	Energizer Holdings Inc.	612,428	40,629
	Estee Lauder Cos. Inc. Class A	1,070,763	39,704
	McCormick & Co. Inc./MD	1,120,433	38,028
	Church & Dwight Co. Inc.	666,966	37,844
	Brown-Forman Corp. Class B	755,836	36,446
	Tyson Foods Inc. Class A	2,775,812	35,059
*	Ralcorp Holdings Inc.	538,405	31,481
*	Dean Foods Co.	1,713,193	30,478
	SUPERVALU Inc.	2,011,843	30,298
*	Constellation Brands Inc. Class A	1,877,366	28,442
*	Hansen Natural Corp.	731,214	26,865
	Hormel Foods Corp.	702,258	24,944
*,^ Green Mountain Coffee Roasters Inc.		325,118	24,007
	Alberto-Culver Co. Class B	840,772	23,273
	Del Monte Foods Co.	1,879,332	21,763
*	NBTY Inc.	530,171	20,984
	Flowers Foods Inc.	792,768	20,842
	Corn Products International Inc.	710,951	20,276
*	Smithfield Foods Inc.	1,417,114	19,556

	Herbalife Ltd.	586,498	19,202
*	BJ's Wholesale Club Inc.	521,430	18,886
	PepsiAmericas Inc.	593,882	16,961
*	Central European Distribution Corp.	481,161	15,763
	Casey's General Stores Inc.	484,105	15,191
	Mead Johnson Nutrition Co. Class A	329,453	14,862
*,^ Chattem Inc.		167,098	11,097
*	TreeHouse Foods Inc.	301,573	10,757
	Ruddick Corp.	392,842	10,457
	Universal Corp./VA	238,923	9,992
*	Rite Aid Corp.	5,921,460	9,711
	Lancaster Colony Corp.	187,058	9,590
*	United Natural Foods Inc.	388,695	9,298
	Nu Skin Enterprises Inc. Class A	483,496	8,959
*	Hain Celestial Group Inc.	375,681	7,202
	Vector Group Ltd.	449,964	7,010
*	Winn-Dixie Stores Inc.	514,948	6,756
*	Darling International Inc.	917,470	6,743
*	Chiquita Brands International Inc.	402,371	6,502
*	Bare Escentuals Inc.	515,478	6,129
	Sanderson Farms Inc.	162,631	6,121
	Lance Inc.	233,851	6,038
	Diamond Foods Inc.	182,134	5,777
	Andersons Inc.	155,553	5,476
	J&J Snack Foods Corp.	123,598	5,338
	Tootsie Roll Industries Inc.	200,822	4,776
*	American Italian Pasta Co.	163,410	4,442
	Nash Finch Co.	159,310	4,356
	WD-40 Co.	148,694	4,223
	Cal-Maine Foods Inc.	148,451	3,974
*	Heckmann Corp.	803,700	3,681
*	Central Garden and Pet Co. Class A	334,851	3,660
*	Alliance One International Inc.	781,949	3,503
*	Smart Balance Inc.	541,715	3,326
*	Medifast Inc.	146,148	3,174
	Spartan Stores Inc.	217,661	3,076
	Weis Markets Inc.	93,899	3,000
*	Pantry Inc.	188,540	2,956
*	Boston Beer Co. Inc. Class A	77,088	2,858
*	USANA Health Sciences Inc.	82,835	2,826
*	Great Atlantic & Pacific Tea Co.	313,839	2,796
*	Central Garden and Pet Co.	230,992	2,714
	Pricesmart Inc.	136,793	2,565
*,^ American Dairy Inc.		88,940	2,520
	B&G Foods Inc. Class A	304,232	2,492
*	Elizabeth Arden Inc.	195,175	2,297
*,^ American Oriental Bioengineering Inc.		468,045	2,275
	Coca-Cola Bottling Co. Consolidated	44,873	2,173
	Village Super Market Inc. Class A	68,348	2,014
*	Prestige Brands Holdings Inc.	276,462	1,946
*	John B. Sanfilippo & Son Inc.	158,467	1,841
*	Reddy Ice Holdings Inc.	293,594	1,597
	Imperial Sugar Co.	125,312	1,589
*	Physicians Formula Holdings Inc.	545,642	1,533
	Ingles Markets Inc. Class A	90,037	1,425
	Tasty Baking Co.	215,545	1,414
*	Nutraceutical International Corp.	123,691	1,394
	Calavo Growers Inc.	66,261	1,258

*	Lifeway Foods Inc.	108,477	1,192
	Arden Group Inc.	9,082	1,085
	Alico Inc.	34,069	1,001
*	National Beverage Corp.	80,604	928
	Inter Parfums Inc.	72,499	885
	Oil-Dri Corp. of America	59,281	860
*	Revlon Inc. Class A	173,662	844
	Mannatech Inc.	210,060	805
	Farmer Bros Co.	38,062	788
*	Seneca Foods Corp. Class A	24,923	683
	Schiff Nutrition International Inc.	128,661	670
*	Omega Protein Corp.	112,817	547
	Griffin Land & Nurseries Inc.	16,195	518
	Reliv International Inc.	144,044	481
*	Susser Holdings Corp.	33,174	417
*	Inventure Group Inc.	140,475	398
*,^ Star Scientific Inc.		423,326	394
*	Zapata Corp.	41,705	290
*	Female Health Co.	55,305	279
*	Parlux Fragrances Inc.	120,858	261
*	MGP Ingredients Inc.	54,774	239
*	HQ Sustainable Maritime Industries Inc.	4,059	36
*	Vermont Pure Holdings Ltd.	33,000	21
*	Jones Soda Co.	25,244	21
			10,899,890
Energy (11.1%)
	Exxon Mobil Corp.	46,340,813	3,179,443
	Chevron Corp.	19,037,681	1,340,824
	Schlumberger Ltd.	11,361,910	677,170
	ConocoPhillips	13,366,345	603,624
	Occidental Petroleum Corp.	7,697,774	603,505
	Anadarko Petroleum Corp.	4,740,660	297,382
	Apache Corp.	3,183,182	292,312
	Devon Energy Corp.	4,004,849	269,646
*	Transocean Ltd.	3,045,759	260,504
	Halliburton Co.	8,519,591	231,051
	XTO Energy Inc.	5,229,983	216,103
	Marathon Oil Corp.	6,721,492	214,416
	EOG Resources Inc.	2,377,124	198,514
*	National Oilwell Varco Inc.	3,971,106	171,274
	Chesapeake Energy Corp.	5,649,239	160,438
	Hess Corp.	2,795,248	149,434
*	Southwestern Energy Co.	3,263,446	139,284
*	Weatherford International Ltd.	6,631,008	137,461
	Baker Hughes Inc.	2,941,152	125,470
	Spectra Energy Corp.	6,125,099	116,009
	Noble Energy Inc.	1,646,320	108,591
	Valero Energy Corp.	5,284,352	102,464
	Murphy Oil Corp.	1,721,485	99,106
	Williams Cos. Inc.	5,509,549	98,456
	Peabody Energy Corp.	2,539,428	94,517
	Noble Corp.	2,481,041	94,180
*	Cameron International Corp.	2,060,579	77,931
	Consol Energy Inc.	1,715,841	77,402
	Range Resources Corp.	1,487,013	73,399
*	Ultra Petroleum Corp.	1,436,865	70,349
*	PetroHawk Energy Corp.	2,857,097	69,170

	El Paso Corp.	6,657,284	68,703
	Diamond Offshore Drilling Inc.	660,227	63,065
*	FMC Technologies Inc.	1,173,899	61,324
	Smith International Inc.	2,083,562	59,798
	ENSCO International Inc.	1,347,359	57,317
*	Nabors Industries Ltd.	2,689,351	56,207
	BJ Services Co.	2,775,171	53,922
*	Newfield Exploration Co.	1,260,009	53,626
*	Pride International Inc.	1,649,164	50,201
*	Alpha Natural Resources Inc.	1,138,150	39,949
	Helmerich & Payne Inc.	1,001,663	39,596
	Pioneer Natural Resources Co.	1,082,914	39,299
*	Plains Exploration & Production Co.	1,302,961	36,040
*	Denbury Resources Inc.	2,363,863	35,765
	Cabot Oil & Gas Corp.	984,508	35,196
	Cimarex Energy Co.	792,260	34,321
	Arch Coal Inc.	1,520,674	33,652
*	Kinder Morgan Management LLC	701,015	33,193
*	EXCO Resources Inc.	1,704,578	31,859
	Sunoco Inc.	1,110,141	31,583
*	Oceaneering International Inc.	520,740	29,552
*	Whiting Petroleum Corp.	483,170	27,821
	Rowan Cos. Inc.	1,077,736	24,863
*	Dresser-Rand Group Inc.	782,838	24,323
	Tidewater Inc.	491,572	23,148
	Massey Energy Co.	813,111	22,678
*	Concho Resources Inc./Midland TX	609,174	22,125
	Southern Union Co.	1,061,830	22,075
	Patterson-UTI Energy Inc.	1,461,018	22,061
	Core Laboratories NV	207,368	21,378
	Tesoro Corp./Texas	1,318,856	19,756
*	Atwood Oceanics Inc.	551,003	19,434
*	Forest Oil Corp.	992,482	19,423
	St Mary Land & Exploration Co.	594,310	19,291
*	Encore Acquisition Co.	501,774	18,766
*	Unit Corp.	430,749	17,768
*	Comstock Resources Inc.	442,664	17,742
*	Superior Energy Services Inc.	745,887	16,797
*	Oil States International Inc.	472,963	16,615
*	Quicksilver Resources Inc.	1,126,855	15,990
*	SandRidge Energy Inc.	1,211,193	15,697
*	SEACOR Holdings Inc.	182,753	14,918
*	Dril-Quip Inc.	297,295	14,758
	Frontier Oil Corp.	998,047	13,893
*	Mariner Energy Inc.	955,468	13,549
*	Exterran Holdings Inc.	565,635	13,428
*	Helix Energy Solutions Group Inc.	891,989	13,362
*	Arena Resources Inc.	364,772	12,949
	World Fuel Services Corp.	267,641	12,865
*	Bill Barrett Corp.	389,737	12,779
*	Continental Resources Inc./OK	323,180	12,659
	Holly Corp.	407,159	10,431
*	Key Energy Services Inc.	1,180,160	10,267
	Penn Virginia Corp.	433,725	9,937
	CARBO Ceramics Inc.	189,062	9,746
*	Atlas Energy Inc.	357,688	9,683
*,^ Patriot Coal Corp.		818,570	9,626
	Berry Petroleum Co. Class A	347,159	9,297

*	Global Industries Ltd.	976,535	9,277
	Overseas Shipholding Group Inc.	243,854	9,113
*	Rosetta Resources Inc.	618,541	9,086
*	CNX Gas Corp.	288,429	8,855
*	Cal Dive International Inc.	889,564	8,798
*	NATCO Group Inc.	190,617	8,440
	Lufkin Industries Inc.	157,377	8,369
*	Swift Energy Co.	349,625	8,279
*	Tetra Technologies Inc.	825,891	8,003
*	Bristow Group Inc.	265,035	7,869
*,^ ATP Oil & Gas Corp.		431,224	7,715
*	Contango Oil & Gas Co.	131,209	6,700
*	Willbros Group Inc.	418,985	6,381
*,^ Goodrich Petroleum Corp.		245,742	6,343
*	Gulfmark Offshore Inc.	188,349	6,167
*	Hornbeck Offshore Services Inc.	222,546	6,133
*	Carrizo Oil & Gas Inc.	245,991	6,024
*	International Coal Group Inc.	1,477,925	5,956
*	Brigham Exploration Co.	618,911	5,620
*	Stone Energy Corp.	336,313	5,485
*	Complete Production Services Inc.	482,397	5,451
*,^ McMoRan Exploration Co.		704,593	5,320
*	Parker Drilling Co.	933,070	5,095
*	USEC Inc.	1,075,806	5,046
*	ION Geophysical Corp.	1,426,126	5,020
*	James River Coal Co.	262,320	5,013
*	Hercules Offshore Inc.	998,767	4,904
*	Enbridge Energy Management LLC	105,812	4,771
*	CVR Energy Inc.	367,624	4,573
	General Maritime Corp.	558,821	4,325
*	Delta Petroleum Corp.	2,437,851	4,266
*	Clean Energy Fuels Corp.	277,140	3,994
*	BPZ Resources Inc.	510,522	3,839
*	Western Refining Inc.	578,565	3,732
*	Oilsands Quest Inc.	3,114,152	3,519
*	Venoco Inc.	303,329	3,491
*	Petroquest Energy Inc.	516,472	3,352
*	Seahawk Drilling Inc.	106,278	3,304
*	Pioneer Drilling Co.	444,365	3,262
	W&T Offshore Inc.	273,330	3,201
*	GMX Resources Inc.	196,129	3,081
*	Matrix Service Co.	256,402	2,787
*,^ Rentech Inc.		1,661,217	2,691
	RPC Inc.	248,992	2,609
*	Newpark Resources Inc.	804,621	2,583
*	Tesco Corp.	309,719	2,472
	Gulf Island Fabrication Inc.	131,498	2,464
*	Syntroleum Corp.	871,227	2,352
	Vaalco Energy Inc.	480,437	2,210
*	Kodiak Oil & Gas Corp.	900,216	2,160
*	Petroleum Development Corp.	114,825	2,143
*	Rex Energy Corp.	232,400	1,941
*	Basic Energy Services Inc.	227,391	1,931
*	Allis-Chalmers Energy Inc.	442,100	1,928
*	Dawson Geophysical Co.	68,869	1,886
*	Harvest Natural Resources Inc.	354,119	1,817
*	Gulfport Energy Corp.	194,079	1,696
*	Endeavour International Corp.	1,343,433	1,626

*	T-3 Energy Services Inc.	80,327	1,582
*	Warren Resources Inc.	526,696	1,559
*	PHI Inc.	73,329	1,487
*	Clayton Williams Energy Inc.	48,612	1,464
*	Natural Gas Services Group Inc.	82,953	1,462
*	Boots & Coots Inc.	906,780	1,460
*	Bronco Drilling Co. Inc.	203,834	1,335
*	Superior Well Services Inc.	135,288	1,310
*,^ Trico Marine Services Inc./United States		169,433	1,308
*	Double Eagle Petroleum Co.	267,698	1,280
	Toreador Resources Corp.	124,828	1,247
	Alon USA Energy Inc.	125,479	1,246
*	Abraxas Petroleum Corp.	674,841	1,208
	Crosstex Energy Inc.	202,453	1,069
	Panhandle Oil and Gas Inc. Class A	47,704	1,019
*	Parallel Petroleum Corp.	309,250	980
*	CREDO Petroleum Corp.	95,730	969
*	Northern Oil And Gas Inc.	114,634	963
*,^ Sulphco Inc.		698,465	957
*	Union Drilling Inc.	122,287	934
*	Bolt Technology Corp.	73,860	928
*	Cheniere Energy Inc.	313,647	919
	Delek US Holdings Inc.	103,300	885
*	FX Energy Inc.	270,000	872
*	ENGlobal Corp.	190,026	783
*	Westmoreland Coal Co.	96,152	782
*	OYO Geospace Corp.	29,119	752
*,^ Isramco Inc.		5,663	740
*	Vantage Drilling Co.	353,025	646
*,^ GeoGlobal Resources Inc.		500,871	551
*	Callon Petroleum Co.	300,640	550
*,^ Tri-Valley Corp.		191,836	522
*	Pacific Ethanol Inc.	907,372	467
*	Gasco Energy Inc.	943,505	462
*,^ NGAS Resources Inc.		180,751	432
*	RAM Energy Resources Inc.	346,770	420
*	American Oil & Gas Inc.	164,934	325
*	Mitcham Industries Inc.	51,446	319
*	National Coal Corp.	256,028	315
*	Approach Resources Inc.	34,160	310
*,^ Evergreen Energy Inc.		496,824	308
*	Cano Petroleum Inc.	227,791	289
*	Geokinetics Inc.	13,371	283
	Barnwell Industries Inc.	62,895	274
*	Meridian Resource Corp.	633,127	260
	Houston American Energy Corp.	71,232	250
*,^ Verenium Corp.		34,165	234
*,^ BMB Munai Inc.		186,214	179
*	GeoMet Inc.	94,535	160
*	HKN Inc.	34,414	106
*	Uranium Resources Inc.	85,196	98
*	TGC Industries Inc.	3,940	19
*	Georesources Inc.	1,712	19
*	Cubic Energy Inc.	9,163	9
			12,219,270

Financials (15.9%)
JPMorgan Chase & Co.	35,699,343	1,564,345

	Bank of America Corp.	82,069,509	1,388,616
	Wells Fargo & Co.	41,544,070	1,170,712
	Goldman Sachs Group Inc.	4,541,774	837,276
	Citigroup Inc.	152,099,945	736,164
	US Bancorp	18,020,720	393,933
	Morgan Stanley	11,179,614	345,226
	American Express Co.	9,979,706	338,312
	Bank of New York Mellon Corp.	11,352,774	329,117
	MetLife Inc.	7,773,104	295,922
	Travelers Cos. Inc.	5,559,629	273,701
*	Berkshire Hathaway Inc. Class B	80,191	266,475
	State Street Corp.	4,616,414	242,823
	Prudential Financial Inc.	4,331,004	216,160
	PNC Financial Services Group Inc.	4,227,168	205,398
	Aflac Inc.	4,439,161	189,730
	Simon Property Group Inc.	2,684,954	186,416
	Charles Schwab Corp.	9,358,279	179,211
	BB&T Corp.	6,472,825	176,320
	CME Group Inc.	567,162	174,794
	ACE Ltd.	3,189,923	170,533
	Chubb Corp.	3,343,917	168,567
	Franklin Resources Inc.	1,540,802	155,005
	Capital One Financial Corp.	4,289,335	153,258
	Allstate Corp.	4,839,027	148,171
	Marsh & McLennan Cos. Inc.	4,962,382	122,720
	Northern Trust Corp.	2,040,217	118,659
	Loews Corp.	3,306,280	113,240
	T Rowe Price Group Inc.	2,426,337	110,884
*	Progressive Corp.	6,144,571	101,877
	SunTrust Banks Inc.	4,414,580	99,549
	Vornado Realty Trust	1,506,111	97,009
	AON Corp.	2,366,228	96,282
	Annaly Capital Management Inc.	5,170,108	93,786
	Public Storage	1,199,314	90,236
	Invesco Ltd.	3,906,199	88,905
	Ameriprise Financial Inc.	2,422,319	88,003
*	Berkshire Hathaway Inc. Class A	848	85,648
	Boston Properties Inc.	1,294,659	84,865
	Discover Financial Services	5,101,900	82,804
	Hartford Financial Services Group Inc.	3,090,971	81,911
	Principal Financial Group Inc.	2,950,424	80,812
	Equity Residential	2,601,027	79,852
	HCP Inc.	2,762,300	79,388
	Lincoln National Corp.	2,812,044	72,860
	Fifth Third Bancorp	7,172,923	72,662
	NYSE Euronext	2,469,797	71,352
	Unum Group	3,146,860	67,469
	Host Hotels & Resorts Inc.	5,626,475	66,224
	Regions Financial Corp.	10,400,046	64,584
	Hudson City Bancorp Inc.	4,458,085	58,624
	Ventas Inc.	1,486,759	57,240
*	IntercontinentalExchange Inc.	588,151	57,162
	XL Capital Ltd. Class A	3,249,895	56,743
	AvalonBay Communities Inc.	758,854	55,191
	Genworth Financial Inc. Class A	4,571,128	54,625
	People's United Financial Inc.	3,307,986	51,472
	Everest Re Group Ltd.	584,630	51,272
*,^ American International Group Inc.		1,150,333	50,741

	ProLogis	4,203,644	50,107
*	TD Ameritrade Holding Corp.	2,495,278	48,957
	Keycorp	7,408,452	48,155
	Plum Creek Timber Co. Inc.	1,546,360	47,380
	Health Care REIT Inc.	1,138,004	47,364
^	M&T Bank Corp.	722,709	45,039
	Willis Group Holdings Ltd.	1,590,004	44,870
*	Leucadia National Corp.	1,812,376	44,802
	Kimco Realty Corp.	3,396,286	44,288
	BlackRock Inc.	201,650	43,722
	Comerica Inc.	1,435,635	42,595
	Legg Mason Inc.	1,344,966	41,734
	PartnerRe Ltd.	537,437	41,350
	Moody's Corp.	1,903,029	38,936
	Axis Capital Holdings Ltd.	1,284,832	38,776
*	SLM Corp.	4,440,895	38,725
	Cincinnati Financial Corp.	1,466,960	38,126
	Assurant Inc.	1,118,843	35,870
	New York Community Bancorp Inc.	3,117,191	35,598
	WR Berkley Corp.	1,367,759	34,577
	Federal Realty Investment Trust	561,891	34,483
	Torchmark Corp.	786,159	34,143
	RenaissanceRe Holdings Ltd.	592,505	32,446
	Fidelity National Financial Inc. Class A	2,120,791	31,982
	AMB Property Corp.	1,390,449	31,911
	Liberty Property Trust	979,928	31,877
	Digital Realty Trust Inc.	687,747	31,437
	SL Green Realty Corp.	707,085	31,006
	Reinsurance Group of America Inc. Class A	691,198	30,827
	Rayonier Inc.	751,381	30,739
	Huntington Bancshares Inc./OH	6,454,824	30,402
	Nationwide Health Properties Inc.	979,227	30,346
	Eaton Vance Corp.	1,052,914	29,471
*	Markel Corp.	88,560	29,209
	HCC Insurance Holdings Inc.	1,067,680	29,201
*	NASDAQ OMX Group Inc.	1,346,556	28,345
	Regency Centers Corp.	762,014	28,233
*	MSCI Inc. Class A	950,684	28,159
	Old Republic International Corp.	2,290,375	27,897
*	First Horizon National Corp.	2,078,823	27,503
*	Arch Capital Group Ltd.	402,656	27,195
*	Jefferies Group Inc.	975,288	26,557
	Cullen/Frost Bankers Inc.	508,787	26,274
	Marshall & Ilsley Corp.	3,184,489	25,699
	Duke Realty Corp.	2,133,619	25,625
*,^ St Joe Co.		878,500	25,582
*	Affiliated Managers Group Inc.	392,423	25,511
^	Realty Income Corp.	993,944	25,495
	Transatlantic Holdings Inc.	506,091	25,391
*	CB Richard Ellis Group Inc. Class A	2,145,432	25,187
	Camden Property Trust	620,803	25,018
	SEI Investments Co.	1,269,448	24,983
	First American Corp.	755,298	24,449
	Janus Capital Group Inc.	1,709,664	24,243
	Hospitality Properties Trust	1,160,659	23,643
	Mack-Cali Realty Corp.	729,152	23,573
	Waddell & Reed Financial Inc.	818,304	23,281
	White Mountains Insurance Group Ltd.	75,812	23,275

	Arthur J Gallagher & Co.	952,650	23,216
	Federated Investors Inc. Class B	880,039	23,207
	Macerich Co.	763,712	23,163
	Senior Housing Properties Trust	1,207,631	23,078
	Commerce Bancshares Inc./Kansas City MO	616,394	22,954
	Validus Holdings Ltd.	888,733	22,929
	UDR Inc.	1,432,142	22,542
^	Alexandria Real Estate Equities Inc.	413,645	22,482
	Chimera Investment Corp.	5,794,203	22,134
	Brown & Brown Inc.	1,143,690	21,913
	Raymond James Financial Inc.	935,290	21,774
	Weingarten Realty Investors	1,080,363	21,521
	Highwoods Properties Inc.	665,240	20,922
	Aspen Insurance Holdings Ltd.	789,061	20,886
	Essex Property Trust Inc.	261,533	20,813
	First Niagara Financial Group Inc.	1,687,473	20,807
	MFA Financial Inc.	2,597,487	20,676
	Assured Guaranty Ltd.	1,048,917	20,370
	Corporate Office Properties Trust SBI/MD	546,215	20,144
	Hanover Insurance Group Inc.	486,634	20,113
*	AmeriCredit Corp.	1,263,946	19,958
	Allied World Assurance Co. Holdings Ltd.	400,898	19,215
	Bank of Hawaii Corp.	455,753	18,932
	StanCorp Financial Group Inc.	466,263	18,823
	Zions Bancorporation	1,044,148	18,763
	Jones Lang LaSalle Inc.	393,165	18,624
*	Knight Capital Group Inc. Class A	842,074	18,315
	Taubman Centers Inc.	506,991	18,292
	American Financial Group Inc./OH	716,982	18,283
	Washington Federal Inc.	1,040,774	17,547
	Platinum Underwriters Holdings Ltd.	487,993	17,490
*	E*Trade Financial Corp.	9,991,827	17,486
	Bancorpsouth Inc.	713,883	17,426
	Protective Life Corp.	795,359	17,037
	Endurance Specialty Holdings Ltd.	464,686	16,947
	Greenhill & Co. Inc.	188,169	16,856
	Apartment Investment & Management Co.	1,117,925	16,489
	National Retail Properties Inc.	763,022	16,382
	City National Corp./CA	414,201	16,125
*,^ Federal National Mortgage Assn.		10,559,003	16,050
	HRPT Properties Trust	2,127,056	15,995
	Washington Real Estate Investment Trust	554,163	15,960
	Valley National Bancorp	1,281,549	15,750
*	ProAssurance Corp.	298,862	15,598
	Synovus Financial Corp.	4,127,619	15,479
	BRE Properties Inc.	487,237	15,250
	FirstMerit Corp.	785,752	14,953
	Apollo Investment Corp.	1,528,247	14,595
	Westamerica Bancorporation	278,007	14,456
	Forest City Enterprises Inc. Class A	1,078,747	14,423
	TCF Financial Corp.	1,100,763	14,354
	Popular Inc.	5,030,357	14,236
	Tanger Factory Outlet Centers	379,931	14,187
*	Stifel Financial Corp.	258,182	14,174
	Prosperity Bancshares Inc.	394,961	13,741
*	SVB Financial Group	314,144	13,593
	Home Properties Inc.	313,924	13,527
*	Alleghany Corp.	52,209	13,525

	Associated Banc-Corp	1,158,532	13,230
	American Campus Communities Inc.	485,670	13,040
	Odyssey Re Holdings Corp.	201,029	13,029
	Brandywine Realty Trust	1,176,415	12,988
	BioMed Realty Trust Inc.	934,225	12,892
	Montpelier Re Holdings Ltd.	781,985	12,762
	Omega Healthcare Investors Inc.	784,381	12,566
	Fulton Financial Corp.	1,673,763	12,319
*	MBIA Inc.	1,582,811	12,283
	Mid-America Apartment Communities Inc.	268,908	12,136
	Developers Diversified Realty Corp.	1,292,940	11,947
	Healthcare Realty Trust Inc.	564,260	11,923
	LaSalle Hotel Properties	604,022	11,875
	UMB Financial Corp.	291,084	11,771
	Equity Lifestyle Properties Inc.	270,458	11,573
*	Investment Technology Group Inc.	413,252	11,538
	CBL & Associates Properties Inc.	1,175,512	11,402
	Ares Capital Corp.	1,033,271	11,387
	Douglas Emmett Inc.	926,121	11,373
	Entertainment Properties Trust	332,408	11,348
*,^ Federal Home Loan Mortgage Corp.		6,189,510	11,141
	Kilroy Realty Corp.	399,332	11,077
*	Signature Bank/New York NY	379,407	11,003
	Zenith National Insurance Corp.	355,505	10,985
	Erie Indemnity Co. Class A	292,524	10,958
	Ambac Financial Group Inc.	6,469,137	10,868
	Potlatch Corp.	379,104	10,785
	CapitalSource Inc.	2,453,014	10,646
	Redwood Trust Inc.	682,247	10,575
	TFS Financial Corp.	884,985	10,531
	BOK Financial Corp.	226,030	10,470
	Hatteras Financial Corp.	345,671	10,363
*	PHH Corp.	519,914	10,315
	Delphi Financial Group Inc.	455,717	10,313
*	Argo Group International Holdings Ltd.	294,283	9,911
	NewAlliance Bancshares Inc.	916,094	9,802
	Max Capital Group Ltd.	458,089	9,789
	DCT Industrial Trust Inc.	1,908,211	9,751
*	KBW Inc.	297,343	9,580
	PrivateBancorp Inc.	388,556	9,504
	Mercury General Corp.	261,385	9,457
	Wilmington Trust Corp.	663,206	9,418
	PS Business Parks Inc.	182,396	9,361
	Unitrin Inc.	478,137	9,319
*	Conseco Inc.	1,767,196	9,295
	RLI Corp.	175,394	9,257
	MB Financial Inc.	439,935	9,225
	EastGroup Properties Inc.	241,020	9,212
	Old National Bancorp/IN	809,076	9,062
*	Piper Jaffray Cos.	187,628	8,954
	Trustmark Corp.	465,759	8,873
*,^ MGIC Investment Corp.		1,194,335	8,850
	Franklin Street Properties Corp.	675,403	8,848
	Glacier Bancorp Inc.	587,758	8,781
^	American Capital Ltd.	2,702,847	8,730
	Astoria Financial Corp.	787,773	8,697
	Hancock Holding Co.	228,310	8,578
	Cash America International Inc.	282,626	8,524

	Tower Group Inc.	348,326	8,496
	Umpqua Holdings Corp.	796,094	8,439
	Capstead Mortgage Corp.	606,330	8,434
*	DiamondRock Hospitality Co.	1,027,667	8,324
	Radian Group Inc.	784,448	8,299
	Extra Space Storage Inc.	786,308	8,296
	Iberiabank Corp.	181,721	8,279
	Post Properties Inc.	458,529	8,254
	International Bancshares Corp.	492,875	8,039
	Selective Insurance Group	500,129	7,867
*	Interactive Brokers Group Inc.	393,898	7,827
	First Financial Bankshares Inc.	158,169	7,823
^	United Bankshares Inc.	394,033	7,719
	Sovran Self Storage Inc.	250,147	7,612
	Anworth Mortgage Asset Corp.	962,822	7,587
*	Texas Capital Bancshares Inc.	445,165	7,497
*	Navigators Group Inc.	135,765	7,467
	FNB Corp./PA	1,048,391	7,454
	optionsXpress Holdings Inc.	427,532	7,388
	NBT Bancorp Inc.	322,981	7,280
	Employers Holdings Inc.	460,486	7,128
*	MF Global Ltd.	980,460	7,128
	National Health Investors Inc.	221,442	7,009
	Capitol Federal Financial	210,431	6,927
*	Pinnacle Financial Partners Inc.	526,154	6,687
*	Ocwen Financial Corp.	580,186	6,568
	First Citizens BancShares Inc./NC Class A	40,795	6,490
	PacWest Bancorp	337,722	6,434
	DuPont Fabros Technology Inc.	478,737	6,382
*	Western Alliance Bancorp	1,003,134	6,330
^	Equity One Inc.	397,464	6,228
*,^ Portfolio Recovery Associates Inc.		135,967	6,163
	Park National Corp.	104,929	6,122
	Allied Capital Corp.	1,965,536	6,034
	Inland Real Estate Corp.	688,168	6,028
	Whitney Holding Corp./LA	625,516	5,967
	Financial Federal Corp.	240,017	5,924
	Community Bank System Inc.	321,271	5,870
	Investors Real Estate Trust	647,877	5,857
	Medical Properties Trust Inc.	749,560	5,854
	Cousins Properties Inc.	699,610	5,793
	Infinity Property & Casualty Corp.	135,029	5,736
	Webster Financial Corp.	456,671	5,695
	East West Bancorp Inc.	676,133	5,612
	National Penn Bancshares Inc.	914,555	5,588
	Wintrust Financial Corp.	197,995	5,536
	Brookline Bancorp Inc.	544,191	5,290
	Horace Mann Educators Corp.	377,542	5,274
	Provident Financial Services Inc.	499,162	5,136
	Sterling Bancshares Inc./TX	699,559	5,114
*	Hilltop Holdings Inc.	415,238	5,091
*	Pico Holdings Inc.	151,024	5,037
*,^ iStar Financial Inc.		1,642,486	4,993
	Alexander's Inc.	16,707	4,943
	CVB Financial Corp.	640,098	4,858
	First Midwest Bancorp Inc./IL	429,562	4,841
	Getty Realty Corp.	194,435	4,771
	Susquehanna Bancshares Inc.	795,706	4,687

	Ashford Hospitality Trust Inc.	1,351,341	4,676
	Bank Mutual Corp.	528,713	4,674
	First Financial Bancorp	383,914	4,626
*	Investors Bancorp Inc.	431,386	4,577
*	Forestar Group Inc.	262,948	4,517
	Acadia Realty Trust	299,254	4,510
	Trustco Bank Corp. NY	719,986	4,500
	Hercules Technology Growth Capital Inc.	455,346	4,471
^	CIT Group Inc.	3,688,972	4,464
	LTC Properties Inc.	180,372	4,336
	City Holding Co.	143,294	4,272
	Harleysville Group Inc.	132,303	4,187
	Colonial Properties Trust	427,774	4,162
*	First Cash Financial Services Inc.	239,033	4,095
*	Ezcorp Inc. Class A	295,703	4,039
	Chemical Financial Corp.	183,667	4,002
	First Commonwealth Financial Corp.	702,693	3,991
*	Greenlight Capital Re Ltd. Class A	208,675	3,923
	Provident New York Bancorp	409,944	3,915
	Safety Insurance Group Inc.	118,358	3,896
	Boston Private Financial Holdings Inc.	590,124	3,842
^	Prospect Capital Corp.	357,856	3,833
*	Dollar Financial Corp.	233,717	3,744
	GFI Group Inc.	515,724	3,729
*	AMERISAFE Inc.	216,044	3,727
	Sunstone Hotel Investors Inc.	523,521	3,717
	Saul Centers Inc.	115,332	3,702
	Northwest Bancorp Inc.	160,637	3,669
	Meadowbrook Insurance Group Inc.	494,015	3,656
	Dime Community Bancshares	316,712	3,620
*	Riskmetrics Group Inc.	247,589	3,620
	U-Store-It Trust	578,495	3,616
	Simmons First National Corp. Class A	125,023	3,602
	Sun Communities Inc.	166,442	3,582
	American Physicians Capital Inc.	123,178	3,549
*	World Acceptance Corp.	139,048	3,505
	American Capital Agency Corp.	122,940	3,498
*	Broadpoint Gleacher Securities Inc.	418,995	3,494
*,^ United Community Banks Inc./GA		693,595	3,468
	Evercore Partners Inc. Class A	117,231	3,425
	SWS Group Inc.	235,852	3,396
*	CNA Surety Corp.	208,376	3,376
	Lexington Realty Trust	657,962	3,356
*	MarketAxess Holdings Inc.	277,559	3,345
	GAMCO Investors Inc.	72,594	3,318
	BlackRock Kelso Capital Corp.	445,881	3,308
	Phoenix Cos. Inc.	1,008,490	3,278
*	Beneficial Mutual Bancorp Inc.	353,942	3,231
	Universal Health Realty Income Trust	98,825	3,217
	Community Trust Bancorp Inc.	122,285	3,200
*,^ Citizens Inc./TX		502,497	3,186
	National Western Life Insurance Co. Class A	18,050	3,176
	Parkway Properties Inc./Md	159,683	3,146
	United Fire & Casualty Co.	175,260	3,137
	Arrow Financial Corp.	114,931	3,136
	Oriental Financial Group Inc.	245,571	3,119
	Columbia Banking System Inc.	188,266	3,116
	Cathay General Bancorp	384,378	3,110

Independent Bank Corp./Rockland MA	140,349	3,106
Suffolk Bancorp	104,179	3,085
Bank of the Ozarks Inc.	115,427	3,062
WesBanco Inc.	197,551	3,054
Cohen & Steers Inc.	125,119	3,003
StellarOne Corp.	203,120	2,996
Flagstone Reinsurance Holdings Ltd.	262,329	2,959
Great Southern Bancorp Inc.	123,554	2,929
* Nelnet Inc. Class A	235,435	2,929
American Equity Investment Life Holding Co.	416,540	2,924
SY Bancorp Inc.	126,501	2,921
S&T Bancorp Inc.	223,989	2,903
Walter Investment Management Corp.	180,518	2,892
* FBR Capital Markets Corp.	482,347	2,860
* TradeStation Group Inc.	346,680	2,825
Cedar Shopping Centers Inc.	435,558	2,809
* Safeguard Scientifics Inc.	255,989	2,808
PMI Group Inc.	658,776	2,800
^ Pennsylvania Real Estate Investment Trust	363,304	2,765
Harleysville National Corp.	518,583	2,764
Duff & Phelps Corp. Class A	143,559	2,751
* Tejon Ranch Co.	106,085	2,724
Home Bancshares Inc./Conway AR	124,120	2,721
SCBT Financial Corp.	94,140	2,645
BGC Partners Inc. Class A	614,373	2,629
ESSA Bancorp Inc.	198,982	2,629
Oritani Financial Corp.	192,700	2,628
* LaBranche & Co. Inc.	759,128	2,581
OneBeacon Insurance Group Ltd. Class A	187,692	2,579
1st Source Corp.	158,145	2,578
State Auto Financial Corp.	142,958	2,563
First Financial Corp./IN	83,532	2,559
Fifth Street Finance Corp.	233,807	2,555
Sandy Spring Bancorp Inc.	155,248	2,527
TowneBank/Portsmouth VA	197,607	2,519
Renasant Corp.	168,143	2,497
^ BankAtlantic Bancorp Inc. Class A	856,534	2,484
Calamos Asset Management Inc. Class A	189,869	2,480
FBL Financial Group Inc. Class A	127,501	2,477
Nara Bancorp Inc.	353,717	2,458
Amtrust Financial Services Inc.	214,579	2,448
Trico Bancshares	148,320	2,432
First Potomac Realty Trust	207,171	2,395
First Bancorp/Troy NC	131,963	2,382
Westfield Financial Inc.	275,268	2,332
* FPIC Insurance Group Inc.	69,192	2,321
* Penson Worldwide Inc.	237,760	2,316
Cardinal Financial Corp.	280,747	2,311
Consolidated-Tomoka Land Co.	59,365	2,274
National Financial Partners Corp.	259,893	2,266
Compass Diversified Holdings	215,691	2,258
* Altisource Portfolio Solutions SA	156,374	2,258
First Bancorp/Puerto Rico	739,691	2,256
^ NorthStar Realty Finance Corp.	637,971	2,239
* eHealth Inc.	153,905	2,235
^ Life Partners Holdings Inc.	123,723	2,215
* Tree.com Inc.	291,405	2,200
* Credit Acceptance Corp.	68,179	2,195

	Camden National Corp.	64,963	2,146
^	Sterling Financial Corp./WA	1,072,312	2,145
*	SeaBright Insurance Holdings Inc.	186,757	2,133
	RAIT Financial Trust	723,121	2,126
	Republic Bancorp Inc./KY Class A	106,201	2,120
*	Harris & Harris Group Inc.	338,291	2,114
	CapLease Inc.	523,635	2,110
*	First Marblehead Corp.	958,344	2,108
	Tompkins Financial Corp.	47,715	2,085
	US Global Investors Inc. Class A	167,948	2,071
	Resource Capital Corp.	379,171	2,063
	Flushing Financial Corp.	179,381	2,045
	First Mercury Financial Corp.	153,481	2,044
	Donegal Group Inc. Class A	131,987	2,038
*	United America Indemnity Ltd. Class A	272,808	2,016
	TICC Capital Corp.	397,777	2,005
	Univest Corp. of Pennsylvania	92,498	2,004
	Washington Trust Bancorp Inc.	114,342	2,003
	First Industrial Realty Trust Inc.	380,063	1,995
	Mission West Properties Inc.	296,255	1,994
	Kearny Financial Corp.	187,548	1,954
	Presidential Life Corp.	185,557	1,922
	Northfield Bancorp Inc.	149,204	1,910
	First Financial Holdings Inc.	119,350	1,906
	Southside Bancshares Inc.	84,207	1,896
	Bancfirst Corp.	50,927	1,881
	Lakeland Financial Corp.	90,808	1,875
	Education Realty Trust Inc.	315,362	1,870
	Medallion Financial Corp.	223,040	1,865
	Danvers Bancorp Inc.	136,701	1,858
	Berkshire Hills Bancorp Inc.	83,779	1,838
	Urstadt Biddle Properties Inc. Class A	125,462	1,830
	Abington Bancorp Inc.	235,745	1,825
	National Bankshares Inc.	70,277	1,789
	MVC Capital Inc.	203,681	1,788
*,^ Maguire Properties Inc.		832,287	1,748
	OceanFirst Financial Corp.	150,666	1,748
	Baldwin & Lyons Inc.	74,011	1,736
	Stewart Information Services Corp.	138,648	1,715
*	MCG Capital Corp.	408,591	1,712
	First Merchants Corp.	245,322	1,710
	Glimcher Realty Trust	462,535	1,697
	Student Loan Corp.	36,497	1,693
	Southwest Bancorp Inc./Stillwater OK	120,524	1,692
	Ames National Corp.	69,843	1,684
	BankFinancial Corp.	174,024	1,667
	FelCor Lodging Trust Inc.	364,259	1,650
	Agree Realty Corp.	71,430	1,638
	Kite Realty Group Trust	392,347	1,636
	WSFS Financial Corp.	60,443	1,610
	Capital Southwest Corp.	20,888	1,603
	Lakeland Bancorp Inc.	213,457	1,601
*	Sun Bancorp Inc./NJ	299,683	1,582
	Patriot Capital Funding Inc.	382,060	1,559
	Clifton Savings Bancorp Inc.	158,920	1,557
	Kohlberg Capital Corp.	257,191	1,551
*,^ Citizens Republic Bancorp Inc.		2,039,043	1,550
	First of Long Island Corp.	58,203	1,548

	Capital City Bank Group Inc.	108,034	1,534
	Advance America Cash Advance Centers Inc.	273,703	1,533
*	Rewards Network Inc.	110,854	1,523
	German American Bancorp Inc.	97,662	1,515
	Sterling Bancorp/NY	209,443	1,512
	First Bancorp Inc./ME	80,666	1,500
	Peoples Bancorp Inc./OH	114,956	1,500
	Gladstone Capital Corp.	167,191	1,493
*	Guaranty Bancorp	999,048	1,479
	South Financial Group Inc.	998,572	1,468
	Monmouth Real Estate Investment Corp. Class A	210,332	1,464
	Union Bankshares Corp./VA	116,591	1,452
	Associated Estates Realty Corp.	149,964	1,443
*	Bancorp Inc./DE	244,900	1,401
	Federal Agricultural Mortgage Corp.	186,556	1,399
*	Virginia Commerce Bancorp	350,353	1,398
	MainSource Financial Group Inc.	201,401	1,370
	Heartland Financial USA Inc.	92,782	1,369
	EMC Insurance Group Inc.	64,572	1,364
	Ramco-Gershenson Properties Trust	151,981	1,356
	Sanders Morris Harris Group Inc.	224,985	1,330
*,^ CompuCredit Holdings Corp.		280,713	1,322
*	Encore Capital Group Inc.	97,661	1,314
	Pacific Capital Bancorp NA	903,123	1,300
	Smithtown Bancorp Inc.	111,513	1,287
*	PMA Capital Corp. Class A	225,107	1,281
	First Community Bancshares Inc./VA	97,778	1,234
*	Hanmi Financial Corp.	752,195	1,234
*	Thomas Weisel Partners Group Inc.	227,507	1,215
	NGP Capital Resources Co.	163,718	1,189
	Bancorp Rhode Island Inc.	46,255	1,155
	Wilshire Bancorp Inc.	154,885	1,137
	One Liberty Properties Inc.	125,108	1,126
*	Eagle Bancorp Inc.	115,354	1,105
	Peapack Gladstone Financial Corp.	67,218	1,080
	Westwood Holdings Group Inc.	30,926	1,073
	Bryn Mawr Bank Corp.	61,165	1,069
	Merchants Bancshares Inc.	49,330	1,054
*	Primus Guaranty Ltd.	243,204	1,038
	NYMAGIC Inc.	59,642	1,029
	Seacoast Banking Corp. of Florida	404,543	1,019
	LSB Corp.	96,599	1,014
*,^ Flagstar Bancorp Inc.		971,633	1,001
	ViewPoint Financial Group	70,678	992
*	First Acceptance Corp.	367,252	992
	PennantPark Investment Corp.	121,204	983
^	ESB Financial Corp.	72,332	969
^	United Security Bancshares/Thomasville AL	43,556	966
*	Taylor Capital Group Inc.	146,239	965
^	First Busey Corp.	204,502	961
	Hersha Hospitality Trust	309,135	958
^	Old Second Bancorp Inc.	166,567	954
	American National Bankshares Inc.	43,613	952
	Gladstone Commercial Corp.	69,243	947
	American Physicians Service Group Inc.	40,760	939
*	Asset Acceptance Capital Corp.	127,683	926
	West Bancorporation Inc.	186,540	925
	First Financial Northwest Inc.	157,223	915

*	Virtus Investment Partners Inc.	58,496	913
	Asta Funding Inc.	120,104	908
	Thomas Properties Group Inc.	313,390	906
*	Republic First Bancorp Inc.	199,232	904
^	UCBH Holdings Inc.	1,119,226	895
	National Interstate Corp.	50,484	883
	Kayne Anderson Energy Development Co.	66,200	876
^	Frontier Financial Corp.	801,794	874
*	Crawford & Co. Class B	198,110	874
	Ameris Bancorp	121,771	871
^	Anthracite Capital Inc.	825,597	867
	United Financial Bancorp Inc.	72,821	843
	Care Investment Trust Inc.	109,401	839
^	Arbor Realty Trust Inc.	291,980	829
*	International Assets Holding Corp.	49,799	822
^	W Holding Co. Inc.	61,031	818
	Penns Woods Bancorp Inc.	25,080	803
	Gladstone Investment Corp.	160,567	779
	Newcastle Investment Corp.	256,461	762
	Cogdell Spencer Inc.	157,332	755
	Heritage Financial Corp./WA	57,379	755
^	Cascade Bancorp	615,629	745
	Rome Bancorp Inc.	86,343	738
	TF Financial Corp.	38,622	734
	K-Fed Bancorp	80,411	725
	Shore Bancshares Inc.	43,190	723
^	BancTrust Financial Group Inc.	201,005	718
	Centerstate Banks Inc.	88,926	702
	BRT Realty Trust	122,856	700
	Eastern Virginia Bankshares Inc.	84,381	689
	Center Financial Corp.	178,268	681
*	Bank of Florida Corp.	287,170	681
	State Bancorp Inc./NY	79,925	675
	Citizens & Northern Corp.	45,536	673
	First South Bancorp Inc./Washington NC	57,555	662
	Eastern Insurance Holdings Inc.	68,800	656
	Enterprise Financial Services Corp.	70,392	651
	Financial Institutions Inc.	64,801	646
	PMC Commercial Trust	87,483	639
*	Reis Inc.	111,582	636
*	American Safety Insurance Holdings Ltd.	40,248	636
*	Ladenburg Thalmann Financial Services Inc.	877,990	632
	Meta Financial Group Inc.	25,907	626
	First United Corp.	56,904	625
*	Marlin Business Services Corp.	75,931	621
	UMH Properties Inc.	76,018	620
	Kansas City Life Insurance Co.	19,744	615
	Central Pacific Financial Corp.	243,134	613
*	Waterstone Financial Inc.	120,585	610
*,^ Macatawa Bank Corp.		232,734	605
*	NewStar Financial Inc.	181,654	598
*	Intervest Bancshares Corp. Class A	165,107	594
	Alliance Bancorp Inc. of Pennsylvania	68,209	593
	Provident Financial Holdings Inc.	73,342	593
	Winthrop Realty Trust	60,830	592
	Farmers Capital Bank Corp.	31,699	567
*	Avatar Holdings Inc.	28,240	537
^	Center Bancorp Inc.	70,210	529

	First Defiance Financial Corp.	35,348	527
	CFS Bancorp Inc.	110,858	525
*	Gramercy Capital Corp./New York	215,446	524
	Independent Bank Corp./MI	275,184	523
*	Metro Bancorp Inc.	42,823	521
	Century Bancorp Inc./MA Class A	24,012	521
*	Pacific Mercantile Bancorp	158,691	518
*	Grubb & Ellis Co.	304,246	514
	Citizens South Banking Corp.	84,132	513
	CoBiz Financial Inc.	102,539	511
	LNB Bancorp Inc.	74,555	498
	Urstadt Biddle Properties Inc.	37,652	495
	Resource America Inc. Class A	101,887	490
	AmeriServ Financial Inc.	270,601	487
	Diamond Hill Investment Group Inc.	8,336	483
	Heritage Commerce Corp.	98,860	467
	Strategic Hotels & Resorts Inc.	177,351	459
*	Stratus Properties Inc.	56,206	458
	Mercantile Bank Corp.	106,988	450
	Sierra Bancorp	37,040	445
	Comm Bancorp Inc.	13,723	419
	NewBridge Bancorp	150,777	413
^	City Bank/Lynnwood WA	159,099	412
	Bank of Marin Bancorp	13,021	408
	Indiana Community Bancorp	45,580	407
^	Bridge Bancorp Inc.	16,683	406
*	Market Leader Inc.	186,097	402
	First Place Financial Corp./OH	133,750	395
	Middleburg Financial Corp.	29,701	390
	Preferred Bank/Los Angeles CA	119,372	389
	Roma Financial Corp.	31,090	386
	Cheviot Financial Corp.	44,879	384
	Firstbank Corp./Alma MI	67,916	384
^	Green Bankshares Inc.	76,085	380
	West Coast Bancorp/OR	151,355	375
	Capital Bank Corp.	75,053	374
*,^ Amcore Financial Inc.		233,264	373
	Pulaski Financial Corp.	48,606	368
	Horizon Bancorp/IN	20,991	367
	JMP Group Inc.	38,007	367
	Premierwest Bancorp	135,422	367
*	Arlington Asset Investment Corp. Class A	737,367	361
^	Capitol Bancorp Ltd.	138,217	361
*	Superior Bancorp	146,938	359
	Commercial National Financial Corp./PA	21,501	355
	Investors Title Co.	11,024	352
*	Cowen Group Inc.	49,091	350
	Parkvale Financial Corp.	37,170	348
*	United Community Financial Corp./OH	198,347	345
*	First State Bancorporation/NM	288,977	344
	Banner Corp.	125,836	344
*	First Keystone Financial Inc.	35,644	343
*	TierOne Corp.	102,307	341
	Norwood Financial Corp.	10,575	329
*,^ First Regional Bancorp/Los Angeles CA		267,244	323
	Yadkin Valley Financial Corp.	63,343	296
	HopFed Bancorp Inc.	29,361	294
	Codorus Valley Bancorp Inc.	48,967	291

	Wainwright Bank & Trust Co.	44,410	291
^	Capital Trust Inc./NY Class A	92,499	281
	Pacific Continental Corp.	26,700	281
	Hawthorn Bancshares Inc.	27,527	275
	Pamrapo Bancorp Inc.	38,416	274
	Jefferson Bancshares Inc./TN	50,434	261
	MutualFirst Financial Inc.	36,457	257
	Universal Insurance Holdings Inc.	50,500	254
	Alliance Financial Corp./NY	9,381	254
	Independence Holding Co.	42,503	250
^	Hampton Roads Bankshares Inc.	86,566	249
	ECB Bancorp Inc.	14,795	243
	Hingham Institution for Savings	7,900	242
*	Maui Land & Pineapple Co. Inc.	38,204	240
	Ameriana Bancorp	68,107	237
*	Cape Bancorp Inc.	30,480	234
*,^ Midwest Banc Holdings Inc.		327,380	232
	Integra Bank Corp.	207,677	231
	Southern Community Financial Corp./NC	76,881	230
	Federal Agricultural Mortgage Corp. Class A	38,986	226
	Anchor Bancorp Wisconsin Inc.	172,170	224
	North Valley Bancorp	73,241	219
	MBT Financial Corp.	103,204	217
*	Vestin Realty Mortgage II Inc.	74,163	214
*	FCStone Group Inc.	44,280	213
*	Unity Bancorp Inc.	46,011	193
	FNB United Corp.	71,605	190
	VIST Financial Corp.	29,765	188
	First Pactrust Bancorp Inc.	29,358	187
*	HMN Financial Inc.	48,817	183
	Camco Financial Corp.	81,410	177
	First Security Group Inc./TN	44,571	172
*	Consumer Portfolio Services Inc.	142,596	171
*	American Independence Corp.	35,613	169
	Cadence Financial Corp.	91,911	168
	Colony Bankcorp Inc.	25,134	160
*	TIB Financial Corp.	103,293	160
	Legacy Bancorp Inc./MA	14,590	153
*,^ United Security Bancshares/Fresno CA		33,927	153
	Rockville Financial Inc.	14,175	152
*	Alesco Financial Inc.	119,475	149
	Wayne Savings Bancshares Inc.	23,970	143
	Citizens Holding Co.	5,248	139
*	Bank of Granite Corp.	131,401	135
	First M&F Corp.	48,652	134
	Advanta Corp. Class B	237,718	133
	Main Street Capital Corp.	8,837	126
*	Transcontinental Realty Investors Inc.	10,500	123
	First Federal Bancshares of Arkansas Inc.	31,337	121
	WSB Holdings Inc.	54,300	121
*	Crawford & Co. Class A	34,961	114
	CNB Financial Corp./PA	6,575	113
*	AmericanWest Bancorp	212,775	113
*	Home Bancorp Inc.	8,932	109
	Ohio Valley Banc Corp.	4,023	107
*	Hallmark Financial Services	12,479	100
*	Royal Bancshares of Pennsylvania Inc.	64,132	99
	Epoch Holding Corp.	11,326	99

* Encore Bancshares Inc.	10,699	96
* BCSB Bancorp Inc.	9,610	82
* Cardtronics Inc.	10,486	82
Advanta Corp. Class A	148,321	82
^ Horizon Financial Corp.	98,115	80
Atlantic Coast Federal Corp./Waycross GA	35,784	77
QC Holdings Inc.	9,411	64
Mercer Insurance Group Inc.	3,507	63
Cascade Financial Corp.	37,178	63
United Western Bancorp Inc.	12,999	52
Bar Harbor Bankshares	1,441	49
* Northern States Financial Corp.	11,261	45
Community Bankers Trust Corp.	11,500	39
* PAB Bankshares Inc.	10,495	33
* AMV Liquidating Trust	289,511	32
Crescent Banking Co.	19,235	28
* Citizens First Bancorp Inc.	32,429	27
* HFF Inc. Class A	3,660	25
Midsouth Bancorp Inc.	1,727	23
Old Point Financial Corp.	1,348	22
California First National Bancorp	1,724	19
* Fox Chase Bancorp Inc.	1,591	16
* Valley National Bancorp Warrants Exp. 06/30/2015	6,511	12
* Firstcity Financial Corp.	1,302	11
* Nicholas Financial Inc.	1,500	10
Porter Bancorp Inc.	600	10
Washington Banking Co.	841	8
C&F Financial Corp.	403	7
New Hampshire Thrift Bancshares Inc.	600	6
United Bancshares Inc./OH	500	6
Summit Financial Group Inc.	600	3
* GAINSCO INC.	220	3
* Central Jersey Bancorp/Long Branch NJ	500	3
Teton Advisors Inc. Class B	967	2
National Security Group Inc.	100	1
Community Capital Corp.	260	1
		17,593,308
Health Care (12.9%)
Johnson & Johnson	26,168,637	1,593,408
Pfizer Inc.	64,083,043	1,060,574
Abbott Laboratories	14,676,680	726,055
Merck & Co. Inc./NJ	20,022,356	633,307
Wyeth	12,664,355	615,234
* Amgen Inc.	9,614,206	579,064
Schering-Plough Corp.	15,443,740	436,286
Bristol-Myers Squibb Co.	18,811,704	423,640
* Gilead Sciences Inc.	8,607,754	400,949
Medtronic Inc.	10,629,447	391,164
Baxter International Inc.	5,745,761	327,566
Eli Lilly & Co.	9,820,631	324,375
UnitedHealth Group Inc.	11,296,364	282,861
* Medco Health Solutions Inc.	4,580,931	253,371
* Celgene Corp.	4,371,257	244,353
* WellPoint Inc.	4,602,454	217,972
Covidien PLC	4,786,404	207,060
* Express Scripts Inc.	2,446,455	189,796
* Thermo Fisher Scientific Inc.	3,972,600	173,483

	Allergan Inc./United States	2,891,676	164,132
	Becton Dickinson and Co.	2,274,780	158,666
	McKesson Corp.	2,577,607	153,496
*	Boston Scientific Corp.	14,305,777	151,498
*	Genzyme Corp.	2,561,886	145,336
*	Biogen Idec Inc.	2,740,423	138,446
	Stryker Corp.	2,828,719	128,509
*	St Jude Medical Inc.	3,289,269	128,314
	Aetna Inc.	4,244,074	118,113
*	Zimmer Holdings Inc.	2,042,809	109,188
*	Intuitive Surgical Inc.	359,564	94,296
	Cardinal Health Inc.	3,419,436	91,641
*	Forest Laboratories Inc.	2,865,161	84,350
	Quest Diagnostics Inc./DE	1,496,406	78,097
*	Life Technologies Corp.	1,658,921	77,223
	CR Bard Inc.	943,105	74,137
	CIGNA Corp.	2,590,544	72,768
*	Hospira Inc.	1,524,213	67,980
*	Laboratory Corp. of America Holdings	1,028,634	67,581
	AmerisourceBergen Corp. Class A	2,864,418	64,106
*	Vertex Pharmaceuticals Inc.	1,644,360	62,321
*	Humana Inc.	1,611,145	60,096
*	DaVita Inc.	982,399	55,643
*	Waters Corp.	915,666	51,149
*	Varian Medical Systems Inc.	1,191,238	50,187
*	Illumina Inc.	1,168,746	49,672
*	Cerner Corp.	650,429	48,652
*	Henry Schein Inc.	856,584	47,035
*	Mylan Inc./PA	2,898,356	46,403
	DENTSPLY International Inc.	1,340,793	46,311
	Beckman Coulter Inc.	645,509	44,501
*	Cephalon Inc.	701,340	40,846
*	Hologic Inc.	2,436,682	39,815
*	CareFusion Corp.	1,711,432	37,309
*	Edwards Lifesciences Corp.	532,019	37,193
*	Millipore Corp.	526,601	37,036
*	Watson Pharmaceuticals Inc.	951,376	34,858
*	Alexion Pharmaceuticals Inc.	779,666	34,726
*	Covance Inc.	607,600	32,902
*	ResMed Inc.	716,349	32,379
*	Dendreon Corp.	1,062,014	29,726
*	Mettler-Toledo International Inc.	319,965	28,986
*	Human Genome Sciences Inc.	1,516,011	28,531
*	Coventry Health Care Inc.	1,412,721	28,198
*	Community Health Systems Inc.	880,490	28,114
*,^ Idexx Laboratories Inc.		561,629	28,081
*	Inverness Medical Innovations Inc.	712,562	27,598
	Universal Health Services Inc. Class B	432,847	26,806
*	Tenet Healthcare Corp.	4,557,941	26,801
	IMS Health Inc.	1,727,875	26,523
*	King Pharmaceuticals Inc.	2,364,192	25,462
	Omnicare Inc.	1,128,204	25,407
	Perrigo Co.	744,448	25,304
*	Endo Pharmaceuticals Holdings Inc.	1,116,554	25,268
*	Myriad Genetics Inc.	910,089	24,936
*	Mednax Inc.	435,522	23,919
*	Sepracor Inc.	1,038,756	23,788
*	Patterson Cos. Inc.	870,042	23,709

*	Charles River Laboratories International Inc.	628,100	23,227
*	United Therapeutics Corp.	452,548	22,170
	Pharmaceutical Product Development Inc.	1,008,929	22,136
*	VCA Antech Inc.	805,167	21,651
	PerkinElmer Inc.	1,109,839	21,353
*	Lincare Holdings Inc.	678,118	21,191
	Techne Corp.	336,642	21,057
*	Valeant Pharmaceuticals International	742,997	20,848
*	Warner Chilcott PLC Class A	955,840	20,665
*	Gen-Probe Inc.	495,798	20,546
*	OSI Pharmaceuticals Inc.	551,738	19,476
*	Kinetic Concepts Inc.	506,361	18,725
*	Amylin Pharmaceuticals Inc.	1,343,512	18,393
	Teleflex Inc.	378,110	18,266
	Owens & Minor Inc.	396,994	17,964
*	Health Management Associates Inc. Class A	2,351,680	17,614
*	Onyx Pharmaceuticals Inc.	583,213	17,479
*	BioMarin Pharmaceutical Inc.	953,803	17,245
	STERIS Corp.	557,800	16,985
*	Bio-Rad Laboratories Inc. Class A	179,828	16,523
*	Thoratec Corp.	537,559	16,272
*	Health Net Inc.	987,570	15,209
*	Auxilium Pharmaceuticals Inc.	435,404	14,895
*	NuVasive Inc.	347,402	14,507
*	Varian Inc.	274,474	14,015
*,^ HLTH Corp.		937,165	13,692
*	Haemonetics Corp.	243,824	13,683
*	Psychiatric Solutions Inc.	508,574	13,609
*	LifePoint Hospitals Inc.	492,100	13,316
*	Healthsouth Corp.	841,777	13,165
*	Isis Pharmaceuticals Inc.	887,939	12,937
	Cooper Cos. Inc.	430,344	12,794
	West Pharmaceutical Services Inc.	311,729	12,659
	Allscripts-Misys Healthcare Solutions Inc.	612,053	12,406
*	PSS World Medical Inc.	566,032	12,356
	Hill-Rom Holdings Inc.	565,414	12,315
*	Masimo Corp.	465,840	12,205
	Medicis Pharmaceutical Corp. Class A	561,971	11,998
*	American Medical Systems Holdings Inc.	703,631	11,905
*	Immucor Inc.	671,637	11,888
*	Regeneron Pharmaceuticals Inc.	593,961	11,463
*,^ Amedisys Inc.		260,694	11,374
*	AMERIGROUP Corp.	504,463	11,184
*	Seattle Genetics Inc.	793,183	11,128
*	Cubist Pharmaceuticals Inc.	548,283	11,075
*	Dionex Corp.	168,859	10,971
	Quality Systems Inc.	175,650	10,815
*	Magellan Health Services Inc.	337,310	10,477
*	Eclipsys Corp.	536,782	10,360
*	Catalyst Health Solutions Inc.	354,845	10,344
*	WellCare Health Plans Inc.	402,361	9,918
*	Salix Pharmaceuticals Ltd.	458,475	9,747
	Meridian Bioscience Inc.	387,355	9,688
	Chemed Corp.	215,823	9,472
*	HMS Holdings Corp.	246,855	9,437
	Brookdale Senior Living Inc.	499,757	9,061
*	Par Pharmaceutical Cos. Inc.	418,770	9,008
	PDL BioPharma Inc.	1,141,869	8,998

*,^ MannKind Corp.		906,496	8,929
*	Savient Pharmaceuticals Inc.	581,778	8,843
*	Incyte Corp. Ltd.	1,276,358	8,615
*	Nektar Therapeutics	880,220	8,573
*	Acorda Therapeutics Inc.	362,988	8,450
*	Alkermes Inc.	904,407	8,311
*	Emergency Medical Services Corp. Class A	176,668	8,215
*	athenahealth Inc.	208,691	8,007
*	Centene Corp.	409,411	7,754
*	Align Technology Inc.	541,187	7,696
*	Alnylam Pharmaceuticals Inc.	337,730	7,660
*	Emeritus Corp.	343,043	7,530
*	ev3 Inc.	611,607	7,529
*	Parexel International Corp.	550,107	7,476
*	Vivus Inc.	710,421	7,424
*	Cepheid Inc.	547,905	7,243
*	Medivation Inc.	265,919	7,217
*	Wright Medical Group Inc.	399,489	7,135
	Martek Biosciences Corp.	314,607	7,107
*	Viropharma Inc.	735,718	7,078
*	AMAG Pharmaceuticals Inc.	161,631	7,060
	Invacare Corp.	306,083	6,820
*	Volcano Corp.	402,643	6,772
*	Gentiva Health Services Inc.	269,794	6,748
*	Theravance Inc.	457,707	6,701
*	Integra LifeSciences Holdings Corp.	192,170	6,563
*	Affymetrix Inc.	741,383	6,509
*	Exelixis Inc.	1,003,455	6,402
*	Luminex Corp.	373,080	6,342
*	Amsurg Corp. Class A	298,582	6,339
*	Healthspring Inc.	477,442	5,849
	Computer Programs & Systems Inc.	140,422	5,815
*	Sirona Dental Systems Inc.	194,965	5,800
*	Phase Forward Inc.	411,634	5,779
*,^ Geron Corp.		868,867	5,700
*	Bruker Corp.	525,766	5,610
*	Halozyme Therapeutics Inc.	782,543	5,564
*	PharMerica Corp.	295,706	5,491
*	Medicines Co.	498,749	5,491
*	Healthways Inc.	356,653	5,464
*	InterMune Inc.	336,899	5,367
*,^ Novavax Inc.		1,225,719	4,854
*	Poniard Pharmaceuticals Inc.	647,260	4,841
*	Quidel Corp.	298,142	4,839
*	Conmed Corp.	252,138	4,833
*	MedAssets Inc.	214,015	4,830
	Landauer Inc.	86,871	4,776
*	Celera Corp.	747,085	4,654
*	Greatbatch Inc.	205,774	4,624
*	Abaxis Inc.	172,537	4,615
*	Conceptus Inc.	248,484	4,607
*	SonoSite Inc.	173,872	4,601
*	Allos Therapeutics Inc.	626,710	4,544
*	inVentiv Health Inc.	270,435	4,524
*	Cytokinetics Inc.	845,120	4,471
*	Merit Medical Systems Inc.	255,637	4,430
*	XenoPort Inc.	206,644	4,387
*	Kindred Healthcare Inc.	267,324	4,339

*	Cyberonics Inc.	262,777	4,189
*	Natus Medical Inc.	270,886	4,180
	Analogic Corp.	111,364	4,123
*	LHC Group Inc.	135,280	4,049
*	Bio-Reference Labs Inc.	117,549	4,044
*	Immunomedics Inc.	728,100	4,019
*	DexCom Inc.	501,903	3,980
*,^ Enzon Pharmaceuticals Inc.		480,936	3,968
*,^ Arena Pharmaceuticals Inc.		883,105	3,947
*	RehabCare Group Inc.	180,771	3,921
*	Hi-Tech Pharmacal Co. Inc.	172,757	3,877
*	ICU Medical Inc.	101,851	3,754
*	Zoll Medical Corp.	172,528	3,713
*	I-Flow Corp.	325,268	3,705
*	Aspect Medical Systems Inc.	308,378	3,694
*	Facet Biotech Corp.	212,702	3,678
*	Air Methods Corp.	112,640	3,669
*	Endologix Inc.	589,038	3,646
*	Hanger Orthopedic Group Inc.	254,186	3,526
*	MWI Veterinary Supply Inc.	85,952	3,434
*	Odyssey HealthCare Inc.	268,256	3,353
*	Orthovita Inc.	763,516	3,352
*	Accuray Inc.	513,038	3,335
*	BioScrip Inc.	491,070	3,320
*	Ligand Pharmaceuticals Inc. Class B	1,431,790	3,307
*	Universal American Corp./NY	349,351	3,291
*	Res-Care Inc.	231,419	3,288
*	Momenta Pharmaceuticals Inc.	309,218	3,281
*	Ariad Pharmaceuticals Inc.	1,473,037	3,270
*	Cantel Medical Corp.	216,409	3,259
*,^ SurModics Inc.		132,009	3,247
*	Sun Healthcare Group Inc.	375,439	3,244
*	Immunogen Inc.	390,807	3,169
*	AMN Healthcare Services Inc.	331,529	3,153
*,^ Sangamo Biosciences Inc.		383,055	3,145
*	Neogen Corp.	97,339	3,143
*	Orthofix International NV	105,744	3,108
*	IPC The Hospitalist Co. Inc.	98,626	3,102
*	TomoTherapy Inc.	707,922	3,065
*	Pharmasset Inc.	144,698	3,059
*	Cypress Bioscience Inc.	369,982	3,023
*	eResearchTechnology Inc.	424,103	2,969
*	Questcor Pharmaceuticals Inc.	529,200	2,921
*	Rigel Pharmaceuticals Inc.	354,216	2,905
*	Corvel Corp.	101,084	2,871
*	Targacept Inc.	133,316	2,849
*	Sciclone Pharmaceuticals Inc.	658,199	2,804
*	Lexicon Pharmaceuticals Inc.	1,310,639	2,792
*	Omnicell Inc.	248,629	2,770
*	NxStage Medical Inc.	411,450	2,753
*	Spectranetics Corp.	429,326	2,752
*	Albany Molecular Research Inc.	317,264	2,747
*	Symmetry Medical Inc.	263,484	2,732
	America Service Group Inc.	164,912	2,728
*	Insulet Corp.	236,857	2,660
*	Chindex International Inc.	210,912	2,653
*	Pain Therapeutics Inc.	523,770	2,650
*	Cross Country Healthcare Inc.	283,648	2,641

*	Abraxis Bioscience Inc.	71,339	2,595
*	Palomar Medical Technologies Inc.	159,329	2,583
*	Vanda Pharmaceuticals Inc.	221,761	2,581
*	Optimer Pharmaceuticals Inc.	185,519	2,510
*	Inspire Pharmaceuticals Inc.	476,381	2,487
*	Molina Healthcare Inc.	119,483	2,472
*	Emergent Biosolutions Inc.	139,391	2,462
*	Obagi Medical Products Inc.	210,314	2,440
*	Somanetics Corp.	148,774	2,398
*	US Physical Therapy Inc.	159,133	2,398
*	Kendle International Inc.	142,398	2,381
*	Assisted Living Concepts Inc. Class A	114,709	2,377
*	Nabi Biopharmaceuticals	657,566	2,361
*	Matrixx Initiatives Inc.	413,533	2,349
*	Genoptix Inc.	66,988	2,330
*	Kensey Nash Corp.	77,366	2,240
*	Nighthawk Radiology Holdings Inc.	309,350	2,237
*	ABIOMED Inc.	227,931	2,213
*	Triple-S Management Corp. Class B	131,769	2,210
*	Five Star Quality Care Inc.	598,581	2,191
*	Orexigen Therapeutics Inc.	220,637	2,173
*,^ BioCryst Pharmaceuticals Inc.		261,093	2,151
*	Pozen Inc.	292,114	2,150
*	Repligen Corp.	425,553	2,132
*	Genomic Health Inc.	96,629	2,112
*	Accelrys Inc.	364,048	2,111
*	CryoLife Inc.	264,769	2,110
*	IRIS International Inc.	185,076	2,091
*	Zymogenetics Inc.	345,755	2,088
*,^ StemCells Inc.		1,241,191	2,023
*,^ Stereotaxis Inc.		433,551	1,934
*	Depomed Inc.	441,141	1,928
*	American Dental Partners Inc.	137,648	1,927
*	Icad Inc.	887,901	1,909
*	Almost Family Inc.	63,825	1,899
*	Affymax Inc.	78,510	1,876
*	NPS Pharmaceuticals Inc.	464,087	1,866
*	Enzo Biochem Inc.	260,323	1,843
*	Dyax Corp.	499,665	1,794
*	Durect Corp.	668,417	1,785
*	Alliance HealthCare Services Inc.	305,055	1,727
*,^ Sequenom Inc.		528,065	1,706
*	Micromet Inc.	255,707	1,703
*	Cynosure Inc. Class A	145,033	1,690
*	Neurocrine Biosciences Inc.	548,403	1,673
*	Santarus Inc.	506,995	1,668
	National Healthcare Corp.	44,498	1,659
*,^ Hemispherx Biopharma Inc.		827,128	1,654
*	Medical Action Industries Inc.	136,462	1,647
*	Clarient Inc.	390,100	1,642
*	Capital Senior Living Corp.	268,317	1,637
*	Cambrex Corp.	258,575	1,629
*	Spectrum Pharmaceuticals Inc.	242,030	1,629
*	ATS Medical Inc.	604,075	1,619
*	Progenics Pharmaceuticals Inc.	305,281	1,600
*	Rochester Medical Corp.	132,214	1,592
*	Skilled Healthcare Group Inc.	197,035	1,582
	Young Innovations Inc.	60,066	1,580

*,^ Discovery Laboratories Inc.		1,150,142	1,564
*	Cadence Pharmaceuticals Inc.	140,153	1,550
*	RTI Biologics Inc.	343,813	1,496
*	Exactech Inc.	91,217	1,436
*	Ardea Biosciences Inc.	76,968	1,410
*	OraSure Technologies Inc.	486,085	1,410
*	Maxygen Inc.	207,469	1,388
*	SuperGen Inc.	518,737	1,385
*,^ GTx Inc.		106,070	1,358
*	Vital Images Inc.	103,993	1,302
*	Synovis Life Technologies Inc.	94,175	1,300
*	Staar Surgical Co.	314,079	1,281
*	Myriad Pharmaceuticals Inc.	217,996	1,277
*	AMICAS Inc.	346,533	1,248
*	Allied Healthcare International Inc.	440,427	1,233
*,^ XOMA Ltd.		1,507,184	1,221
*	Vical Inc.	284,345	1,211
*	Peregrine Pharmaceuticals Inc.	1,747,004	1,205
*	Medcath Corp.	135,569	1,189
*	LCA-Vision Inc.	165,454	1,160
*	SIGA Technologies Inc.	146,451	1,155
	Atrion Corp.	8,001	1,155
*,^ AVI BioPharma Inc.		654,511	1,126
*	Allion Healthcare Inc.	191,657	1,121
*	BMP Sunstone Corp.	271,885	1,107
*	Vascular Solutions Inc.	132,522	1,096
*	Penwest Pharmaceuticals Co.	513,499	1,073
*	KV Pharmaceutical Co. Class A	349,181	1,072
*	Metabolix Inc.	102,863	1,057
*	Idenix Pharmaceuticals Inc.	336,756	1,041
*	Insmed Inc.	1,266,984	1,039
*	Curis Inc.	440,668	1,031
*	Arqule Inc.	224,047	1,017
*,^ Osiris Therapeutics Inc.		142,569	949
*	Micrus Endovascular Corp.	72,557	940
*	Harvard Bioscience Inc.	246,283	933
*	CardioNet Inc.	138,660	932
*	Cerus Corp.	422,512	925
*	HealthTronics Inc.	368,929	908
*	Anika Therapeutics Inc.	137,500	894
*	National Dentex Corp.	102,976	877
*	Adolor Corp.	537,388	854
*	Rural/Metro Corp.	201,376	842
*	Osteotech Inc.	189,150	842
*,^ MiddleBrook Pharmaceuticals Inc.		729,455	839
	Ensign Group Inc.	59,521	835
*	Theragenics Corp.	514,963	824
*	Cutera Inc.	94,540	818
	Utah Medical Products Inc.	27,747	814
*	Clinical Data Inc.	47,835	797
*	Biolase Technology Inc.	338,461	765
*	Life Sciences Research Inc.	92,049	733
*	Idera Pharmaceuticals Inc.	96,915	718
*	Opko Health Inc.	303,657	692
*	Synta Pharmaceuticals Corp.	220,113	682
*	Biodel Inc.	125,832	676
*,^ Alexza Pharmaceuticals Inc.		285,876	643
	Psychemedics Corp.	101,633	630

*	Columbia Laboratories Inc.	482,490	622
*	Acadia Pharmaceuticals Inc.	359,825	615
*,^ Celldex Therapeutics Inc.		111,602	613
*	BioForm Medical Inc.	169,000	605
*	Array Biopharma Inc.	251,569	599
*	ISTA Pharmaceuticals Inc.	132,312	590
*	RadNet Inc.	226,997	588
*	Strategic Diagnostics Inc.	331,003	583
*	Anadys Pharmaceuticals Inc.	220,770	581
*	Continucare Corp.	189,148	571
*	Providence Service Corp.	48,535	566
*	PDI Inc.	123,052	564
*	American Caresource Holdings Inc.	126,267	552
*	Merge Healthcare Inc.	133,828	550
*,^ GenVec Inc.		711,245	548
*,^ Generex Biotechnology Corp.		750,520	531
*	Akorn Inc.	387,727	531
*	Candela Corp.	160,009	528
*	BioSphere Medical Inc.	152,870	521
*,^ AVANIR Pharmaceuticals Inc.		247,859	516
*	BioMimetic Therapeutics Inc.	40,273	492
*	Caraco Pharmaceutical Laboratories Ltd.	95,803	488
*	CPEX Pharmaceuticals Inc.	48,951	487
*,^ Antigenics Inc.		224,097	464
	Trimeris Inc.	188,935	461
*	Infinity Pharmaceuticals Inc.	72,026	449
*	Javelin Pharmaceuticals Inc.	229,173	447
*	Caliper Life Sciences Inc.	155,724	439
*	Hansen Medical Inc.	119,384	418
*	Avigen Inc.	280,395	418
*	Sunrise Senior Living Inc.	126,209	382
*	Health Grades Inc.	73,599	364
*	Cardiac Science Corp.	88,496	354
*,^ AspenBio Pharma Inc.		167,556	342
*	Mediware Information Systems	46,156	334
*	Telik Inc.	409,528	325
*	Hooper Holmes Inc.	334,611	325
*	CuraGen Corp.	211,963	312
*	NMT Medical Inc.	146,218	301
*	Orchid Cellmark Inc.	169,807	285
*	Corcept Therapeutics Inc.	190,028	285
*,^ Biosante Pharmaceuticals Inc.		142,705	283
*	Lannett Co. Inc.	34,400	257
*	MAP Pharmaceuticals Inc.	24,500	256
*	Alphatec Holdings Inc.	54,947	253
*	CombiMatrix Corp.	38,056	251
*,^ deCODE genetics Inc.		505,497	248
*	Dynavax Technologies Corp.	135,655	247
*,^ Arrowhead Research Corp.		358,422	240
*	MAKO Surgical Corp.	27,258	239
*	Aastrom Biosciences Inc.	546,506	237
*	Hythiam Inc.	348,637	234
*	Digirad Corp.	78,873	225
*	CytRx Corp.	188,380	211
	Daxor Corp.	16,600	197
*	TranS1 Inc.	39,102	188
*	Entremed Inc.	395,759	178
*	OTIX Global Inc.	180,737	172

*	Pharmacyclics Inc.	83,213	163
*	Orthologic Corp.	195,946	155
*	Animal Health International Inc.	69,206	147
*	Dusa Pharmaceuticals Inc.	129,163	141
*	Metropolitan Health Networks Inc.	62,498	136
*	Chelsea Therapeutics International Inc.	50,785	127
*	ThermoGenesis Corp.	196,394	122
*	Retractable Technologies Inc.	67,334	109
*	Heska Corp.	244,014	107
*	Combinatorx Inc.	74,800	105
	MedQuist Inc.	15,800	100
*	Cytori Therapeutics Inc.	22,625	89
*	Exact Sciences Corp.	30,960	86
*,^ Cell Genesys Inc.		209,302	73
*	Molecular Insight Pharmaceuticals Inc.	12,912	71
*	Quigley Corp.	28,774	66
*	Inhibitex Inc.	62,180	62
*	Transcend Services Inc.	3,517	61
*	Synergetics USA Inc.	41,580	58
*	RXi Pharmaceuticals Corp.	22,216	54
*	Nexmed Inc.	316,001	54
*	OXiGENE Inc.	36,800	52
*	PhotoMedex Inc.	62,150	44
*	Celsion Corp.	11,600	41
*	SCOLR Pharma Inc.	82,225	40
*	IVAX Diagnostics Inc.	61,215	34
*,^ Repros Therapeutics Inc.		37,263	34
*	GTC Biotherapeutics Inc.	19,356	31
	National Research Corp.	984	24
*	Bovie Medical Corp.	2,900	23
*	Sucampo Pharmaceuticals Inc. Class A	2,400	14
*	Neurobiological Technologies Inc.	14,300	13
*	ARYx Therapeutics Inc.	2,600	8
*	Dialysis Corp. Of America	600	4
*	Vision-Sciences Inc.	1,600	2
*	KV Pharmaceutical Co. Class B	500	2
*	Quadramed Corp.	137	1
*	Neurogen Corp.	2,800	1
*	Palatin Technologies Inc.	6	—
			14,218,366
Industrials (10.9%)
	General Electric Co.	100,565,235	1,651,281
	United Technologies Corp.	8,498,878	517,837
	3M Co.	6,257,033	461,769
	United Parcel Service Inc. Class B	6,640,547	374,992
	Boeing Co.	6,551,607	354,770
	Caterpillar Inc.	5,714,617	293,331
	Emerson Electric Co.	7,136,163	286,017
	Union Pacific Corp.	4,787,301	279,339
	Burlington Northern Santa Fe Corp.	3,224,676	257,426
	Honeywell International Inc.	6,710,902	249,310
	Lockheed Martin Corp.	3,181,921	248,444
	FedEx Corp.	2,809,074	211,299
	General Dynamics Corp.	3,107,950	200,774
	Raytheon Co.	3,722,466	178,567
	Danaher Corp.	2,572,641	173,190
	Deere & Co.	4,014,000	172,281

	Illinois Tool Works Inc.	4,030,620	172,148
	CSX Corp.	3,717,598	155,619
	Tyco International Ltd.	4,495,494	155,005
	Northrop Grumman Corp.	2,918,284	151,021
	Norfolk Southern Corp.	3,485,640	150,266
	Precision Castparts Corp.	1,330,130	135,500
	Waste Management Inc.	4,438,825	132,366
	PACCAR Inc.	3,276,611	123,561
	Republic Services Inc. Class A	3,597,908	95,596
*	Ingersoll-Rand PLC	3,030,829	92,956
	CH Robinson Worldwide Inc.	1,609,525	92,950
	L-3 Communications Holdings Inc.	1,106,907	88,907
	Fluor Corp.	1,708,270	86,866
	ITT Corp.	1,642,424	85,652
	Eaton Corp.	1,494,434	84,570
	Cummins Inc.	1,820,790	81,590
	Parker Hannifin Corp.	1,524,347	79,022
	Rockwell Collins Inc.	1,504,453	76,426
	Expeditors International of Washington Inc.	2,017,213	70,905
	Dover Corp.	1,766,756	68,479
	Southwest Airlines Co.	7,035,815	67,544
*,^ First Solar Inc.		441,287	67,455
*	Delta Air Lines Inc.	7,328,592	65,664
	Goodrich Corp.	1,176,487	63,930
*	Cooper Industries PLC Class A	1,581,508	59,417
	Rockwell Automation Inc./DE	1,346,998	57,382
*	McDermott International Inc.	2,170,924	54,859
*	Jacobs Engineering Group Inc.	1,172,975	53,898
	WW Grainger Inc.	591,279	52,837
	Flowserve Corp.	532,336	52,456
	Fastenal Co.	1,270,132	49,154
	Pitney Bowes Inc.	1,961,067	48,733
	Textron Inc.	2,521,160	47,852
	Joy Global Inc.	970,721	47,507
*	Iron Mountain Inc.	1,728,499	46,082
	Masco Corp.	3,419,940	44,186
	Roper Industries Inc.	860,584	43,873
	Manpower Inc.	744,038	42,194
*	Quanta Services Inc.	1,877,523	41,550
	RR Donnelley & Sons Co.	1,949,167	41,439
	Cintas Corp.	1,306,493	39,600
*	Foster Wheeler AG	1,201,252	38,332
	Dun & Bradstreet Corp.	505,032	38,039
*	Stericycle Inc.	765,880	37,107
	Pall Corp.	1,117,101	36,060
	AMETEK Inc.	1,020,565	35,628
	KBR Inc.	1,524,437	35,504
	Equifax Inc.	1,201,010	34,997
	Avery Dennison Corp.	964,217	34,721
	Robert Half International Inc.	1,378,921	34,501
*	URS Corp.	790,387	34,500
	Stanley Works	677,593	28,926
	SPX Corp.	466,518	28,584
	Harsco Corp.	764,991	27,088
	JB Hunt Transport Services Inc.	840,858	27,017
	Pentair Inc.	889,867	26,269
	Oshkosh Corp.	833,328	25,775
*	Shaw Group Inc.	796,591	25,563

	Bucyrus International Inc. Class A	713,849	25,427
*	AMR Corp.	3,126,703	24,857
*	Corrections Corp. of America	1,094,434	24,789
*	IHS Inc. Class A	479,368	24,510
*	AGCO Corp.	880,884	24,339
*	Alliant Techsystems Inc.	312,008	24,290
	Donaldson Co. Inc.	699,311	24,217
*	Kansas City Southern	871,887	23,096
*	Navistar International Corp.	604,469	22,619
*	Aecom Technology Corp.	830,010	22,526
*	Copart Inc.	677,309	22,493
*	Waste Connections Inc.	762,894	22,017
*	Continental Airlines Inc. Class B	1,316,358	21,641
	IDEX Corp.	767,495	21,451
*	Terex Corp.	1,004,516	20,824
*	FTI Consulting Inc.	488,251	20,804
	Ryder System Inc.	531,738	20,770
*	Covanta Holding Corp.	1,178,937	20,042
*	Monster Worldwide Inc.	1,140,260	19,932
	Carlisle Cos. Inc.	583,925	19,801
	Hubbell Inc. Class B	461,491	19,383
*	General Cable Corp.	493,845	19,334
	Lincoln Electric Holdings Inc.	404,832	19,209
	Snap-On Inc.	548,875	19,079
	Kennametal Inc.	763,774	18,796
*	Hertz Global Holdings Inc.	1,721,734	18,646
	Landstar System Inc.	489,233	18,620
*	BE Aerospace Inc.	915,201	18,432
	Timken Co.	782,410	18,332
*	TransDigm Group Inc.	367,505	18,305
	MSC Industrial Direct Co. Class A	418,221	18,226
*	Kirby Corp.	486,816	17,925
*	Spirit Aerosystems Holdings Inc. Class A	986,320	17,813
	Watson Wyatt Worldwide Inc. Class A	406,295	17,698
*	Gardner Denver Inc.	495,262	17,275
	Con-way Inc.	441,381	16,914
*	GrafTech International Ltd.	1,147,378	16,866
*	Owens Corning	732,374	16,442
	Wabtec Corp./DE	433,164	16,257
	Lennox International Inc.	449,416	16,233
	Nordson Corp.	288,405	16,177
	Graco Inc.	570,015	15,886
*	EMCOR Group Inc.	626,066	15,852
	Regal-Beloit Corp.	336,366	15,375
	CLARCOR Inc.	486,158	15,246
*	Tetra Tech Inc.	574,190	15,233
*,^ SunPower Corp. Class A		506,120	15,128
*	Thomas & Betts Corp.	502,903	15,127
	Valmont Industries Inc.	174,900	14,898
	Curtiss-Wright Corp.	431,289	14,720
	Woodward Governor Co.	581,397	14,105
	Toro Co.	341,191	13,569
*	JetBlue Airways Corp.	2,243,670	13,417
	Brady Corp. Class A	464,517	13,341
*,^ American Superconductor Corp.		393,565	13,200
	UTi Worldwide Inc.	908,366	13,153
*	Avis Budget Group Inc.	968,647	12,941
	Trinity Industries Inc.	749,388	12,882

	Watsco Inc.	235,499	12,696
*	Clean Harbors Inc.	225,181	12,669
*	UAL Corp.	1,372,568	12,655
	GATX Corp.	450,038	12,579
	Acuity Brands Inc.	390,029	12,563
	Alexander & Baldwin Inc.	391,291	12,557
	Manitowoc Co. Inc.	1,242,734	11,769
*	Teledyne Technologies Inc.	326,711	11,758
	Crane Co.	445,540	11,499
	Baldor Electric Co.	420,526	11,497
*	USG Corp.	661,821	11,370
*	Moog Inc. Class A	378,132	11,155
*	Esterline Technologies Corp.	283,739	11,125
	Brink's Co.	413,114	11,117
*	WESCO International Inc.	382,957	11,029
*	Genesee & Wyoming Inc. Class A	359,713	10,907
*	United Stationers Inc.	225,944	10,757
*	Hexcel Corp.	921,365	10,540
	Kaydon Corp.	317,605	10,297
	Granite Construction Inc.	332,320	10,282
	Belden Inc.	443,459	10,244
	Actuant Corp. Class A	631,511	10,142
*	SunPower Corp. Class B	401,347	10,126
	Knight Transportation Inc.	594,670	9,979
*	ESCO Technologies Inc.	250,524	9,871
*	Geo Group Inc.	487,786	9,839
*	EnerSys	435,552	9,634
	Simpson Manufacturing Co. Inc.	373,968	9,446
*	Alaska Air Group Inc.	348,507	9,337
*	MPS Group Inc.	884,045	9,300
	Briggs & Stratton Corp.	475,447	9,228
	Mine Safety Appliances Co.	324,780	8,935
	Skywest Inc.	532,292	8,825
*	Middleby Corp.	159,495	8,774
	ABM Industries Inc.	414,299	8,717
	Herman Miller Inc.	513,485	8,683
	HNI Corp.	365,195	8,619
	Watts Water Technologies Inc. Class A	281,849	8,526
	Mueller Industries Inc.	354,314	8,457
	Deluxe Corp.	489,184	8,365
	Werner Enterprises Inc.	445,176	8,294
	Heartland Express Inc.	564,549	8,130
	Corporate Executive Board Co.	326,245	8,124
*	HUB Group Inc. Class A	355,094	8,114
*	AAR Corp.	369,707	8,111
*	Old Dominion Freight Line Inc.	266,371	8,106
*	Orbital Sciences Corp.	540,039	8,084
	Rollins Inc.	427,876	8,065
	Mueller Water Products Inc. Class A	1,461,654	8,010
	Triumph Group Inc.	164,331	7,886
	Otter Tail Corp.	320,081	7,660
	Applied Industrial Technologies Inc.	361,436	7,648
	Barnes Group Inc.	446,880	7,637
*,^ EnerNOC Inc.		227,271	7,536
*	CoStar Group Inc.	178,565	7,360
	AO Smith Corp.	192,235	7,324
	Forward Air Corp.	315,603	7,306
*	Armstrong World Industries Inc.	207,076	7,136

*	Insituform Technologies Inc. Class A	372,510	7,130
	Arkansas Best Corp.	237,330	7,106
*	MasTec Inc.	580,330	7,051
	Healthcare Services Group Inc.	380,140	6,979
*	Beacon Roofing Supply Inc.	433,406	6,926
*	Resources Connection Inc.	404,212	6,896
*	SYKES Enterprises Inc.	331,029	6,892
*	Airtran Holdings Inc.	1,082,629	6,766
	Universal Forest Products Inc.	170,107	6,712
	Robbins & Myers Inc.	281,416	6,608
*	US Airways Group Inc.	1,401,689	6,588
*	TrueBlue Inc.	463,146	6,516
	EnergySolutions Inc.	705,044	6,501
*,^ Evergreen Solar Inc.		3,276,145	6,290
*	Navigant Consulting Inc.	460,129	6,212
	Cubic Corp.	153,551	6,061
	American Science & Engineering Inc.	87,964	5,985
*	Korn/Ferry International	397,668	5,802
*	Chart Industries Inc.	268,235	5,791
*	Dollar Thrifty Automotive Group Inc.	234,194	5,759
*,^ Allegiant Travel Co. Class A		145,994	5,561
^	Genco Shipping & Trading Ltd.	264,595	5,498
	Albany International Corp.	282,979	5,490
	Administaff Inc.	207,481	5,451
*	Tutor Perini Corp.	255,887	5,450
*	Layne Christensen Co.	169,949	5,447
*	Griffon Corp.	531,193	5,349
*	II-VI Inc.	210,189	5,347
	Ameron International Corp.	76,222	5,334
*	DynCorp International Inc. Class A	291,166	5,241
*,^ Energy Conversion Devices Inc.		435,423	5,042
	Badger Meter Inc.	129,970	5,029
*	Interline Brands Inc.	291,993	4,920
*	Spherion Corp.	785,331	4,877
	Kaman Corp.	221,813	4,875
	Quanex Building Products Corp.	338,665	4,863
*	Force Protection Inc.	889,030	4,854
*	EnPro Industries Inc.	210,834	4,820
*	School Specialty Inc.	202,544	4,804
*	Mobile Mini Inc.	274,931	4,773
*	United Rentals Inc.	460,817	4,746
*	Huron Consulting Group Inc.	182,826	4,722
*	Dycom Industries Inc.	381,028	4,687
	Raven Industries Inc.	172,109	4,600
	Franklin Electric Co. Inc.	159,936	4,585
	Knoll Inc.	433,835	4,525
*	Cenveo Inc.	632,298	4,376
*	Atlas Air Worldwide Holdings Inc.	135,863	4,344
*	GeoEye Inc.	155,757	4,174
*	Ceradyne Inc.	225,174	4,127
	Tennant Co.	140,946	4,096
*	Orion Marine Group Inc.	199,042	4,088
	CIRCOR International Inc.	144,245	4,076
	Comfort Systems USA Inc.	351,223	4,071
	Encore Wire Corp.	181,979	4,065
	Applied Signal Technology Inc.	174,108	4,052
	Lindsay Corp.	101,568	4,000
*	Astec Industries Inc.	155,361	3,957

*	GenCorp Inc.	734,389	3,936
*,^ Microvision Inc.		704,277	3,881
	Apogee Enterprises Inc.	255,959	3,845
	Heidrick & Struggles International Inc.	162,907	3,789
	Mcgrath Rentcorp	177,838	3,783
	John Bean Technologies Corp.	207,800	3,776
*,^ China BAK Battery Inc.		759,436	3,759
*	Altra Holdings Inc.	333,956	3,737
	Aircastle Ltd.	383,510	3,709
	Steelcase Inc. Class A	589,337	3,660
*	American Commercial Lines Inc.	125,439	3,653
*	AZZ Inc.	89,959	3,614
	Heico Corp. Class A	105,827	3,589
*	Kforce Inc.	298,092	3,583
*	American Reprographics Co.	366,474	3,489
	G&K Services Inc. Class A	156,342	3,465
*	CBIZ Inc.	459,815	3,430
*	ATC Technology Corp./IL	173,131	3,421
	Seaboard Corp.	2,631	3,420
	Viad Corp.	169,476	3,374
	Tredegar Corp.	232,120	3,366
*	Advisory Board Co.	133,085	3,346
*	Blount International Inc.	349,035	3,305
	Interface Inc. Class A	396,649	3,292
*,^ FuelCell Energy Inc.		759,720	3,244
	Ennis Inc.	200,491	3,234
*	Hawaiian Holdings Inc.	389,511	3,217
*,^ YRC Worldwide Inc.		720,347	3,206
*	Taser International Inc.	676,295	3,192
	FreightCar America Inc.	131,136	3,187
	Kelly Services Inc. Class A	257,728	3,170
	Diamond Management & Technology Consultants Inc. Class A	452,290	3,098
*	Celadon Group Inc.	272,942	3,087
*	Aerovironment Inc.	109,419	3,074
*	Colfax Corp.	289,052	3,073
*	LB Foster Co. Class A	100,435	3,071
*	RSC Holdings Inc.	413,492	3,006
*	Team Inc.	176,395	2,990
	Gorman-Rupp Co.	118,504	2,952
*	Michael Baker Corp.	81,222	2,952
*	M&F Worldwide Corp.	145,157	2,938
*	Flow International Corp.	1,124,509	2,912
	Great Lakes Dredge & Dock Corp.	413,710	2,888
*	MYR Group Inc./Delaware	135,644	2,861
*	Republic Airways Holdings Inc.	306,126	2,856
*	Consolidated Graphics Inc.	111,965	2,794
*	Acacia Research - Acacia Technologies	319,150	2,780
*	Power-One Inc.	1,425,409	2,780
*	Rush Enterprises Inc. Class A	213,336	2,756
	AAON Inc.	134,480	2,700
*,^ Capstone Turbine Corp.		2,037,726	2,690
*	Stanley Inc.	104,266	2,682
*	On Assignment Inc.	454,235	2,657
	Gibraltar Industries Inc.	198,936	2,640
*	Exponent Inc.	93,489	2,634
*	H&E Equipment Services Inc.	229,274	2,598
	Federal Signal Corp.	356,236	2,561
*	ACCO Brands Corp.	351,876	2,541

	Cascade Corp.	94,358	2,523
*	Columbus McKinnon Corp./NY	164,174	2,487
	American Ecology Corp.	132,193	2,472
	Macquarie Infrastructure Co. LLC	272,646	2,457
*	Amerco Inc.	52,902	2,426
	Eagle Bulk Shipping Inc.	460,814	2,364
*	Polypore International Inc.	181,307	2,341
	NACCO Industries Inc. Class A	38,726	2,326
*	Miller Industries Inc./TN	211,310	2,324
*	Cornell Cos. Inc.	102,236	2,294
	Titan International Inc.	257,543	2,292
*	Fuel Tech Inc.	203,287	2,277
*	Pike Electric Corp.	189,437	2,269
	Heico Corp.	52,314	2,268
	Standex International Corp.	114,201	2,265
	Dynamic Materials Corp.	112,640	2,248
*	Northwest Pipe Co.	66,496	2,230
*,^ Valence Technology Inc.		1,234,311	2,222
*	Marten Transport Ltd.	127,482	2,175
	CDI Corp.	152,541	2,143
*,^ Builders FirstSource Inc.		488,957	2,132
*	Powell Industries Inc.	55,521	2,131
	Insteel Industries Inc.	178,238	2,130
*	UQM Technologies Inc.	368,662	2,120
*	Sterling Construction Co. Inc.	117,189	2,099
	Sun Hydraulics Corp.	95,902	2,020
*,^ Metalico Inc.		475,368	1,982
*,^ Ener1 Inc.		286,038	1,979
	TAL International Group Inc.	137,648	1,957
	Bowne & Co. Inc.	248,727	1,915
*	Argon ST Inc.	100,062	1,906
*	CRA International Inc.	68,831	1,878
	Houston Wire & Cable Co.	168,178	1,858
*	Volt Information Sciences Inc.	151,652	1,853
*	Waste Services Inc.	400,838	1,852
*	Tecumseh Products Co. Class A	162,217	1,838
*	Furmanite Corp.	418,140	1,802
	Ampco-Pittsburgh Corp.	67,560	1,796
*	Titan Machinery Inc.	143,079	1,791
	Ducommun Inc.	93,571	1,769
*	Innerworkings Inc.	351,684	1,737
*	Dynamex Inc.	104,028	1,699
	Met-Pro Corp.	172,862	1,675
	Graham Corp.	103,500	1,609
*	Saia Inc.	99,711	1,603
	Aceto Corp.	239,375	1,580
*	APAC Customer Services Inc.	263,232	1,556
	Kimball International Inc. Class B	203,590	1,553
*	Pinnacle Airlines Corp.	231,106	1,548
	LSI Industries Inc.	229,357	1,525
	Greenbrier Cos. Inc.	130,058	1,523
*	Ladish Co. Inc.	98,714	1,494
*	Kadant Inc.	122,213	1,482
*	ICF International Inc.	48,819	1,480
	Horizon Lines Inc. Class A	231,424	1,470
	American Woodmark Corp.	75,624	1,463
*,^ TBS International Ltd. Class A		166,778	1,451
	Twin Disc Inc.	115,521	1,441

*,^ GT Solar International Inc.		247,312	1,437
*	GP Strategies Corp.	188,753	1,414
*	PRG-Schultz International Inc.	252,033	1,411
	International Shipholding Corp.	45,504	1,402
	Courier Corp.	88,020	1,334
	Pacer International Inc.	339,720	1,311
*	Willis Lease Finance Corp.	95,068	1,300
*	NN Inc.	278,530	1,292
*,^ Advanced Battery Technologies Inc.		295,991	1,285
*	Standard Parking Corp.	73,223	1,281
*	Energy Recovery Inc.	210,348	1,224
*	WCA Waste Corp.	310,093	1,206
*	Astronics Corp.	126,756	1,192
*	Herley Industries Inc.	89,203	1,164
*	K-Tron International Inc.	12,121	1,154
*	Plug Power Inc.	1,306,085	1,149
*	Ultralife Corp.	176,784	1,071
*	Flanders Corp.	207,422	1,070
*	3D Systems Corp.	115,764	1,069
*	Trex Co. Inc.	58,299	1,061
*	Lydall Inc.	197,157	1,037
	Alamo Group Inc.	64,566	1,020
	Todd Shipyards Corp.	61,920	1,018
*	Perma-Fix Environmental Services	427,960	1,001
*	Odyssey Marine Exploration Inc.	536,701	998
*	Quality Distribution Inc.	294,598	993
*	LaBarge Inc.	88,160	992
	Lawson Products Inc./IL	55,495	966
*	Hill International Inc.	135,478	962
*	Rush Enterprises Inc. Class B	88,165	960
	Multi-Color Corp.	61,331	946
*	Air Transport Services Group Inc.	270,986	938
*	USA Truck Inc.	71,783	912
	Sauer-Danfoss Inc.	118,567	909
*	Vicor Corp.	114,728	886
*	COMSYS IT Partners Inc.	137,126	878
*	Xerium Technologies Inc.	669,607	871
*	Integrated Electrical Services Inc.	107,462	865
*	PMFG Inc.	66,417	854
	Innovative Solutions & Support Inc.	165,548	829
*	Park-Ohio Holdings Corp.	91,630	799
*	BlueLinx Holdings Inc.	196,332	787
	Superior Uniform Group Inc.	99,389	773
	Standard Register Co.	131,169	771
	Schawk Inc. Class A	65,078	759
*	Casella Waste Systems Inc. Class A	255,552	751
*,^ Orion Energy Systems Inc.		238,065	745
*	Hudson Highland Group Inc.	245,099	745
*	Commercial Vehicle Group Inc.	114,134	743
	Barrett Business Services Inc.	68,180	721
*	ICT Group Inc.	68,060	715
	Chase Corp.	58,247	682
*	Trimas Corp.	132,874	678
*	LMI Aerospace Inc.	66,629	668
*	PowerSecure International Inc.	98,448	667
*	LECG Corp.	183,446	644
*	Kratos Defense & Security Solutions Inc.	72,128	631
*	Hurco Cos. Inc.	35,289	603

	LS Starrett Co. Class A	57,683	600
*	Fushi Copperweld Inc.	67,386	570
*,^ C&D Technologies Inc.		262,808	565
	Omega Flex Inc.	33,102	555
	American Railcar Industries Inc.	52,300	555
	Wabash National Corp.	203,360	553
*	First Advantage Corp. Class A	29,701	551
*	Magnetek Inc.	343,833	536
*	Intersections Inc.	91,501	528
	Frozen Food Express Industries	179,098	525
*	TRC Cos. Inc.	151,355	522
*	Allied Defense Group Inc.	97,859	510
*	PAM Transportation Services Inc.	61,408	509
*	United Capital Corp.	21,238	491
*,^ Quixote Corp.		196,920	490
*	US Home Systems Inc.	191,499	481
*	DXP Enterprises Inc.	42,200	471
	Virco Manufacturing	151,948	457
	VSE Corp.	11,717	457
*,^ NCI Building Systems Inc.		140,247	449
	Universal Truckload Services Inc.	26,634	440
	Hardinge Inc.	70,340	436
*	SatCon Technology Corp.	234,400	401
*	Active Power Inc.	386,650	333
*	Patriot Transportation Holding Inc.	4,338	328
	Hubbell Inc. Class A	7,600	308
*,^ Ascent Solar Technologies Inc.		36,204	273
*	Protection One Inc.	54,783	242
	Sypris Solutions Inc.	91,591	234
*	Raytheon Co. Warrants Exp. 06/16/2011	19,938	228
*,^ Akeena Solar Inc.		200,212	226
*	Innotrac Corp.	73,631	219
*	CAI International Inc.	26,166	193
*,^ China Architectural Engineering Inc.		110,733	185
*	SL Industries Inc.	22,800	182
*	Argan Inc.	11,463	154
	Preformed Line Products Co.	3,600	144
*	Ceco Environmental Corp.	37,480	141
*	Amrep Corp.	10,312	136
*	Applied Energetics Inc.	287,190	132
*	Covenant Transportation Group Inc. Class A	19,665	97
*	Advanced Environmental Recycling Technologies Inc. Class A	78,953	47
	Primoris Services Corp.	3,864	28
*	ExpressJet Holdings Inc.	10,069	25
*	Arotech Corp.	6,745	12
*	AT Cross Co. Class A	1,100	4
*	Spire Corp.	600	3
*	Thermadyne Holdings Corp.	100	1
*	BMC Industries Inc.	211,416	—
			12,034,435
Information Technology (18.5%)
	Microsoft Corp.	76,065,606	1,969,339
*	Apple Inc.	8,472,109	1,570,475
	International Business Machines Corp.	12,548,840	1,500,967
*	Cisco Systems Inc.	54,775,447	1,289,414
*	Google Inc. Class A	2,289,516	1,135,257
	Hewlett-Packard Co.	22,710,518	1,072,164

Intel Corp.	53,038,619	1,037,966
Oracle Corp.	37,860,506	789,013
QUALCOMM Inc.	15,717,151	706,957
* EMC Corp./Massachusetts	19,116,736	325,749
Visa Inc. Class A	4,264,913	294,748
Texas Instruments Inc.	12,093,567	286,497
* Dell Inc.	16,675,534	254,469
* eBay Inc.	10,385,529	245,202
Corning Inc.	14,756,576	225,923
* Yahoo! Inc.	12,591,325	224,251
* Accenture PLC Class A	5,823,484	217,041
Automatic Data Processing Inc.	4,763,971	187,224
Motorola Inc.	21,770,128	187,005
Mastercard Inc. Class A	842,013	170,213
Applied Materials Inc.	12,624,379	169,167
* Adobe Systems Inc.	4,973,745	164,333
* Juniper Networks Inc.	4,968,291	134,243
* Symantec Corp.	7,796,596	128,410
Western Union Co.	6,659,854	126,004
* Broadcom Corp. Class A	4,081,702	125,267
* Cognizant Technology Solutions Corp. Class A	2,774,366	107,257
Tyco Electronics Ltd.	4,350,532	96,930
* Agilent Technologies Inc.	3,279,396	91,266
Paychex Inc.	3,084,580	89,607
CA Inc.	3,942,708	86,700
* NetApp Inc.	3,160,299	84,317
* Intuit Inc.	2,898,086	82,595
* Marvell Technology Group Ltd.	4,990,544	80,797
* Nvidia Corp.	5,187,250	77,964
* Western Digital Corp.	2,117,052	77,336
Analog Devices Inc.	2,765,930	76,284
* Computer Sciences Corp.	1,439,090	75,854
* Fiserv Inc.	1,478,016	71,240
Seagate Technology	4,667,540	70,993
* Activision Blizzard Inc.	5,500,983	68,157
* Citrix Systems Inc.	1,718,759	67,427
* BMC Software Inc.	1,756,625	65,926
* Micron Technology Inc.	7,956,589	65,244
* McAfee Inc.	1,475,841	64,627
* Sun Microsystems Inc.	7,107,010	64,603
Xerox Corp.	8,214,278	63,579
Amphenol Corp. Class A	1,626,842	61,299
Xilinx Inc.	2,604,369	60,994
* Salesforce.com Inc.	1,055,836	60,109
* Electronic Arts Inc.	3,067,823	58,442
Linear Technology Corp.	2,111,335	58,336
Kla-Tencor Corp.	1,613,800	57,871
* Flextronics International Ltd.	7,694,544	57,401
Altera Corp.	2,787,010	57,162
Maxim Integrated Products Inc.	2,895,759	52,529
* Autodesk Inc.	2,124,763	50,569
* Red Hat Inc.	1,794,903	49,611
Harris Corp.	1,269,554	47,735
* Affiliated Computer Services Inc. Class A	864,525	46,831
* SanDisk Corp.	2,155,561	46,776
Fidelity National Information Services Inc.	1,816,685	46,344
Microchip Technology Inc.	1,730,449	45,857
* Teradata Corp.	1,640,538	45,148

*	VeriSign Inc.	1,831,376	43,385
*	Lam Research Corp.	1,200,479	41,008
*	FLIR Systems Inc.	1,427,274	39,921
*	Avnet Inc.	1,435,704	37,285
	Global Payments Inc.	763,941	35,676
*	MEMC Electronic Materials Inc.	2,122,888	35,304
	Lender Processing Services Inc.	907,941	34,656
*	SAIC Inc.	1,973,987	34,624
*	LSI Corp.	6,167,128	33,858
*	Cree Inc.	918,188	33,743
*,^ Alliance Data Systems Corp.		552,168	33,726
*	Equinix Inc.	360,850	33,198
*	Akamai Technologies Inc.	1,643,293	32,340
*	Rovi Corp.	961,659	32,312
*	Arrow Electronics Inc.	1,137,629	32,024
*	ON Semiconductor Corp.	3,796,910	31,325
*	ANSYS Inc.	833,453	31,229
	National Semiconductor Corp.	2,184,596	31,174
*	Sybase Inc.	791,433	30,787
*	Synopsys Inc.	1,370,651	30,730
*	Advanced Micro Devices Inc.	5,396,477	30,544
*	F5 Networks Inc.	747,641	29,629
*	Metavante Technologies Inc.	855,400	29,494
*	Hewitt Associates Inc. Class A	801,379	29,194
*	Brocade Communications Systems Inc.	3,675,767	28,892
*	Nuance Communications Inc.	1,886,647	28,224
	Factset Research Systems Inc.	423,449	28,049
*	Trimble Navigation Ltd.	1,135,790	27,157
	Broadridge Financial Solutions Inc.	1,335,572	26,845
	Total System Services Inc.	1,596,706	25,723
*,^ Palm Inc.		1,467,443	25,578
*	Perot Systems Corp. Class A	856,362	25,434
*	Tellabs Inc.	3,571,297	24,713
*	Itron Inc.	375,997	24,116
*	Ingram Micro Inc.	1,384,146	23,323
*	CommScope Inc.	777,063	23,257
	Jabil Circuit Inc.	1,727,099	23,160
*	Micros Systems Inc.	764,319	23,075
*	Varian Semiconductor Equipment Associates Inc.	694,897	22,820
*	Polycom Inc.	797,385	21,330
*	Skyworks Solutions Inc.	1,593,318	21,096
*	NCR Corp.	1,511,304	20,886
	Diebold Inc.	631,470	20,794
*	PMC - Sierra Inc.	2,123,006	20,296
*	Sohu.com Inc.	291,833	20,072
*	Tech Data Corp.	478,777	19,922
*	IAC/InterActiveCorp	986,560	19,919
	Solera Holdings Inc.	628,633	19,557
*	Novellus Systems Inc.	931,443	19,542
*	QLogic Corp.	1,132,119	19,472
*,^ VistaPrint NV		383,240	19,449
*	VMware Inc. Class A	482,032	19,363
*	3Com Corp.	3,693,973	19,319
*	Dolby Laboratories Inc. Class A	500,728	19,123
*	Silicon Laboratories Inc.	404,421	18,749
*	Informatica Corp.	829,369	18,727
*	Cadence Design Systems Inc.	2,512,635	18,443
	Intersil Corp. Class A	1,165,173	17,839

	Jack Henry & Associates Inc.	759,578	17,827
*	Atmel Corp.	4,082,873	17,107
*	DST Systems Inc.	378,628	16,963
*	Compuware Corp.	2,308,343	16,920
*	Rambus Inc.	946,908	16,476
*	Lexmark International Inc. Class A	743,245	16,009
*	TIBCO Software Inc.	1,676,043	15,906
*	Concur Technologies Inc.	392,654	15,612
*	NeuStar Inc. Class A	690,288	15,601
*	Atheros Communications Inc.	581,887	15,437
*	Arris Group Inc.	1,181,119	15,366
	National Instruments Corp.	554,674	15,326
*	Teradyne Inc.	1,647,563	15,240
*	Parametric Technology Corp.	1,101,783	15,227
*	Novell Inc.	3,290,236	14,839
	Molex Inc.	706,729	14,757
*	Digital River Inc.	363,686	14,664
*	Zebra Technologies Corp.	565,282	14,658
*	JDS Uniphase Corp.	2,009,480	14,287
*	Cypress Semiconductor Corp.	1,365,615	14,107
*	Ciena Corp.	863,790	14,062
*	Omniture Inc.	653,143	14,003
*	CACI International Inc. Class A	285,049	13,474
*	International Rectifier Corp.	683,801	13,327
	Adtran Inc.	534,654	13,126
*	RF Micro Devices Inc.	2,408,453	13,078
*	Tessera Technologies Inc.	464,943	12,967
*	Vishay Intertechnology Inc.	1,639,905	12,955
	Plantronics Inc.	466,111	12,496
*	Microsemi Corp.	774,728	12,233
*	Fairchild Semiconductor International Inc. Class A	1,177,969	12,051
*	Convergys Corp.	1,167,910	11,609
*	VeriFone Holdings Inc.	725,752	11,532
*	Anixter International Inc.	286,099	11,475
*	Riverbed Technology Inc.	522,159	11,467
	Syntel Inc.	237,790	11,350
*	Formfactor Inc.	470,875	11,263
*	Benchmark Electronics Inc.	622,191	11,199
*	Valueclick Inc.	830,081	10,949
	Molex Inc. Class A	579,355	10,886
*	TriQuint Semiconductor Inc.	1,404,728	10,844
*	Blackboard Inc.	286,930	10,840
*	Gartner Inc.	584,568	10,680
*	Integrated Device Technology Inc.	1,576,770	10,659
*	Quest Software Inc.	631,581	10,642
*	Cymer Inc.	269,098	10,457
*	Cybersource Corp.	626,338	10,441
*,^ STEC Inc.		354,331	10,414
*	Euronet Worldwide Inc.	433,173	10,409
*	TiVo Inc.	996,571	10,324
*	Starent Networks Corp.	405,476	10,307
*	Wright Express Corp.	347,458	10,253
	Fair Isaac Corp.	466,390	10,023
*	Plexus Corp.	377,313	9,938
*	Semtech Corp.	581,155	9,885
*	Mantech International Corp. Class A	209,587	9,884
	Blackbaud Inc.	419,577	9,734
*	InterDigital Inc./PA	417,723	9,674

*	Ariba Inc.	832,393	9,656
*	j2 Global Communications Inc.	416,652	9,587
*	Unisys Corp.	3,537,296	9,445
*	Tekelec	573,001	9,414
*	Comtech Telecommunications Corp.	268,877	8,932
*	Genpact Ltd.	719,624	8,851
*	SRA International Inc. Class A	405,054	8,745
*	SPSS Inc.	174,960	8,739
*	FEI Co.	354,275	8,733
*	MKS Instruments Inc.	447,801	8,638
*	Progress Software Corp.	380,765	8,624
	Take-Two Interactive Software Inc.	767,462	8,603
*	Mentor Graphics Corp.	918,454	8,551
*	Avocent Corp.	421,539	8,545
*	Blue Coat Systems Inc.	378,035	8,540
	Earthlink Inc.	1,011,170	8,504
*,^ Synaptics Inc.		328,492	8,278
*	Emulex Corp.	794,896	8,179
*	Netlogic Microsystems Inc.	178,376	8,027
	MAXIMUS Inc.	170,460	7,943
*	Omnivision Technologies Inc.	485,188	7,899
*	CommVault Systems Inc.	379,184	7,868
*	Amkor Technology Inc.	1,139,676	7,841
*	Lawson Software Inc.	1,252,159	7,813
*	Cabot Microelectronics Corp.	223,726	7,799
*	Sapient Corp.	967,741	7,781
*	Avago Technologies Ltd.	447,870	7,645
*	ADC Telecommunications Inc.	914,011	7,623
*	Cavium Networks Inc.	352,564	7,570
*	TeleTech Holdings Inc.	443,478	7,566
*	Rackspace Hosting Inc.	433,889	7,402
*	Websense Inc.	437,006	7,342
*	THQ Inc.	1,055,830	7,222
*	EchoStar Corp. Class A	389,605	7,192
*	JDA Software Group Inc.	327,179	7,178
*	Scansource Inc.	252,313	7,146
*,^ Advent Software Inc.		176,593	7,108
*	Viasat Inc.	262,611	6,980
*	DealerTrack Holdings Inc.	367,457	6,949
*	Hittite Microwave Corp.	186,341	6,854
*	Verigy Ltd.	577,856	6,715
*	Acxiom Corp.	701,870	6,640
*	Infinera Corp.	826,530	6,571
*	Intermec Inc.	458,333	6,462
*	Monolithic Power Systems Inc.	273,900	6,423
*	GSI Commerce Inc.	328,006	6,334
*	Checkpoint Systems Inc.	371,319	6,104
*	Sonus Networks Inc.	2,875,136	6,095
	Cognex Corp.	372,116	6,095
*	Sanmina-SCI Corp.	701,613	6,034
*	Veeco Instruments Inc.	253,737	5,917
*	Brightpoint Inc.	673,551	5,894
*	Rofin-Sinar Technologies Inc.	254,408	5,841
*	Harmonic Inc.	868,736	5,803
*	L-1 Identity Solutions Inc.	821,825	5,745
*	Ultimate Software Group Inc.	199,171	5,720
*	Netgear Inc.	311,177	5,710
*	Sycamore Networks Inc.	1,874,887	5,662

*	Zoran Corp.	489,228	5,636
*	Global Cash Access Holdings Inc.	758,476	5,544
*	Rogers Corp.	184,961	5,543
*	AsiaInfo Holdings Inc.	276,543	5,523
*	TNS Inc.	199,195	5,458
*	Maxwell Technologies Inc.	294,205	5,422
*	MicroStrategy Inc. Class A	75,663	5,413
*	Electronics for Imaging Inc.	479,113	5,400
	United Online Inc.	671,103	5,396
*	Tyler Technologies Inc.	315,030	5,384
*	Applied Micro Circuits Corp.	538,783	5,382
*	TTM Technologies Inc.	456,751	5,239
*	Coherent Inc.	222,540	5,190
*	ATMI Inc.	283,897	5,153
	AVX Corp.	431,607	5,149
*	ACI Worldwide Inc.	339,658	5,139
*	Manhattan Associates Inc.	253,281	5,116
*	SAVVIS Inc.	323,178	5,113
*	CSG Systems International Inc.	318,784	5,104
*	Insight Enterprises Inc.	403,644	4,928
*	Littelfuse Inc.	187,206	4,912
*	Entegris Inc.	987,783	4,890
*	Diodes Inc.	269,480	4,875
*	Taleo Corp. Class A	209,274	4,738
*	Avid Technology Inc.	331,437	4,670
*	Brooks Automation Inc.	603,760	4,667
*	SYNNEX Corp.	150,607	4,590
*	Move Inc.	1,691,839	4,568
*	Volterra Semiconductor Corp.	246,315	4,525
*,^ Sigma Designs Inc.		310,958	4,518
*	DTS Inc./CA	161,180	4,413
*	Smith Micro Software Inc.	355,141	4,390
*	Echelon Corp.	340,281	4,379
	Micrel Inc.	533,425	4,347
*	Advanced Energy Industries Inc.	299,576	4,266
*	Loral Space & Communications Inc.	154,121	4,235
*	SonicWALL Inc.	500,979	4,208
*	Cogent Inc.	411,992	4,161
	Black Box Corp.	165,403	4,150
*	RealNetworks Inc.	1,109,057	4,126
	Pegasystems Inc.	119,269	4,118
*	Novatel Wireless Inc.	361,238	4,104
*	Art Technology Group Inc.	1,055,988	4,076
*	Aruba Networks Inc.	460,160	4,068
*	RightNow Technologies Inc.	281,095	4,059
	Park Electrochemical Corp.	164,271	4,049
*	Harris Stratex Networks Inc. Class A	575,529	4,029
*	Standard Microsystems Corp.	173,267	4,022
*	3PAR Inc.	362,309	3,996
*	EPIQ Systems Inc.	275,517	3,995
*	Cirrus Logic Inc.	715,719	3,979
*	Internet Capital Group Inc.	470,978	3,937
*	Forrester Research Inc.	146,969	3,915
*	SuccessFactors Inc.	276,331	3,888
*	ModusLink Global Solutions Inc.	476,242	3,853
*	Knot Inc.	344,767	3,765
	MTS Systems Corp.	128,826	3,763
	Heartland Payment Systems Inc.	257,793	3,741

*	S1 Corp.	591,081	3,653
*	NVE Corp.	67,565	3,592
*	Ultratech Inc.	267,603	3,540
*	Electro Scientific Industries Inc.	258,816	3,466
*	comScore Inc.	191,540	3,450
*	Finisar Corp.	356,188	3,448
*	Netezza Corp.	305,503	3,434
	NIC Inc.	383,850	3,412
*	TeleCommunication Systems Inc. Class A	407,864	3,410
*,^ Stratasys Inc.		195,940	3,362
*	Kulicke & Soffa Industries Inc.	557,093	3,359
*	OSI Systems Inc.	181,767	3,325
*	Epicor Software Corp.	515,174	3,282
*	Newport Corp.	373,487	3,272
*	ExlService Holdings Inc.	218,743	3,251
*	Bottomline Technologies Inc.	248,332	3,203
	Imation Corp.	341,711	3,168
*	MSC.Software Corp.	368,173	3,096
*	Online Resources Corp.	501,455	3,094
*	Constant Contact Inc.	160,221	3,084
*	DG FastChannel Inc.	145,694	3,051
*	Synchronoss Technologies Inc.	243,516	3,037
*	Kopin Corp.	631,720	3,032
*	Universal Display Corp.	249,190	2,975
*	Adaptec Inc.	884,572	2,954
*	Terremark Worldwide Inc.	471,872	2,935
*	Utstarcom Inc.	1,389,207	2,903
*	Ixia	422,304	2,897
	Technitrol Inc.	313,978	2,892
*	Symyx Technologies Inc.	433,915	2,873
*	Infospace Inc.	371,056	2,872
*	LTX-Credence Corp.	1,736,672	2,866
*	Supertex Inc.	94,384	2,832
*	Kenexa Corp.	208,234	2,807
*	Comverge Inc.	229,617	2,804
	iGate Corp.	323,631	2,777
*	Symmetricom Inc.	531,864	2,755
*	Netscout Systems Inc.	203,822	2,754
*	Ebix Inc.	49,037	2,715
*	ArcSight Inc.	112,445	2,707
*	Oplink Communications Inc.	183,863	2,670
*	Mercury Computer Systems Inc.	265,725	2,620
*	EMS Technologies Inc.	124,981	2,602
*	Intevac Inc.	191,698	2,576
*	SMART Modular Technologies WWH Inc.	536,778	2,555
*	Extreme Networks	898,693	2,516
*	KVH Industries Inc.	251,197	2,509
*	Actel Corp.	205,302	2,499
*	FARO Technologies Inc.	145,323	2,497
*	Lattice Semiconductor Corp.	1,109,008	2,495
*	Vocus Inc.	118,094	2,467
*	Limelight Networks Inc.	596,989	2,424
*	LoopNet Inc.	260,347	2,354
	CTS Corp.	251,774	2,341
*	Sourcefire Inc.	108,559	2,331
*	Anaren Inc.	136,822	2,326
	Daktronics Inc.	270,272	2,316
*	Hughes Communications Inc.	76,279	2,314

*	Measurement Specialties Inc.	226,519	2,313
*	Silicon Storage Technology Inc.	940,805	2,277
*	Hypercom Corp.	726,295	2,252
	IXYS Corp.	264,357	2,250
*	VASCO Data Security International Inc.	300,390	2,229
*	Exar Corp.	303,158	2,228
*	ShoreTel Inc.	284,172	2,219
*	Switch & Data Facilities Co. Inc.	162,255	2,208
*	Lionbridge Technologies Inc.	830,970	2,161
*	Internet Brands Inc. Class A	266,184	2,124
*	IPG Photonics Corp.	138,523	2,106
*	Multi-Fineline Electronix Inc.	72,827	2,091
*	Silicon Image Inc.	847,813	2,060
*	Globecomm Systems Inc.	282,995	2,057
	Methode Electronics Inc.	235,298	2,040
*	PROS Holdings Inc.	239,168	2,014
*	Pericom Semiconductor Corp.	205,170	2,013
*	Seachange International Inc.	263,745	1,978
*	WebMD Health Corp. Class A	59,294	1,964
*	DSP Group Inc.	233,242	1,899
*	infoGROUP Inc.	268,695	1,884
*	Rimage Corp.	108,831	1,860
*	Digi International Inc.	217,878	1,856
*	MoneyGram International Inc.	590,206	1,853
*	Ness Technologies Inc.	233,859	1,845
	Electro Rent Corp.	159,479	1,837
*	Gerber Scientific Inc.	304,170	1,819
*	Dynamics Research Corp.	139,611	1,818
*	Anadigics Inc.	383,458	1,806
*	LivePerson Inc.	355,854	1,794
	Bel Fuse Inc. Class B	93,963	1,788
*	Radiant Systems Inc.	165,711	1,780
*	Acme Packet Inc.	177,011	1,772
*	Quantum Corp.	1,382,331	1,742
*	Travelzoo Inc.	123,120	1,740
	Cohu Inc.	127,851	1,734
*	Monotype Imaging Holdings Inc.	204,850	1,723
*	Ceva Inc.	159,977	1,720
*	Compellent Technologies Inc.	95,160	1,718
*	Ciber Inc.	428,558	1,714
*	Conexant Systems Inc.	623,697	1,709
	Agilysys Inc.	257,613	1,698
*	Radisys Corp.	191,739	1,666
*	Silicon Graphics International Corp.	245,917	1,650
*	Web.com Group Inc.	229,498	1,627
*	Openwave Systems Inc.	625,484	1,626
*	FalconStor Software Inc.	321,884	1,600
*	Trident Microsystems Inc.	616,190	1,596
*	Interactive Intelligence Inc.	82,756	1,581
*	Cray Inc.	187,483	1,562
*,^ Zix Corp.		706,486	1,554
*	StarTek Inc.	177,188	1,538
*	Photronics Inc.	324,071	1,536
*	Advanced Analogic Technologies Inc.	386,810	1,536
*	OpenTV Corp. Class A	1,108,943	1,530
*	MIPS Technologies Inc. Class A	404,721	1,526
*	LaserCard Corp.	180,500	1,523
*	support.com Inc.	634,134	1,522

*	Rudolph Technologies Inc.	202,447	1,498
	Opnet Technologies Inc.	136,360	1,490
*	Sonic Solutions Inc.	251,277	1,490
*	DivX Inc.	268,573	1,466
*	NetSuite Inc.	95,581	1,462
	Imergent Inc.	184,477	1,454
*	Virage Logic Corp.	278,763	1,452
*	Techwell Inc.	131,411	1,443
*	Oclaro Inc.	1,266,668	1,393
*	Chordiant Software Inc.	356,259	1,386
*	Perficient Inc.	166,392	1,376
*,^ Magma Design Automation Inc.		651,598	1,362
*,^ Emcore Corp.		1,044,387	1,358
*	BigBand Networks Inc.	335,872	1,347
*	SourceForge Inc.	1,061,901	1,338
*	Rubicon Technology Inc.	89,482	1,328
*	Integrated Silicon Solution Inc.	351,416	1,321
*	Network Equipment Technologies Inc.	182,244	1,318
*	NCI Inc. Class A	45,587	1,307
	American Software Inc./Georgia Class A	197,174	1,288
*	Integral Systems Inc./MD	183,594	1,267
*	Mattson Technology Inc.	447,071	1,261
*	Isilon Systems Inc.	204,728	1,249
*	Hutchinson Technology Inc.	174,519	1,239
*	Telular Corp.	380,211	1,236
*	DemandTec Inc.	137,342	1,213
*	Actuate Corp.	208,979	1,208
	Cass Information Systems Inc.	39,699	1,185
*	Cogo Group Inc.	189,819	1,162
*	Double-Take Software Inc.	113,750	1,159
*	Computer Task Group Inc.	138,086	1,120
*	Semitool Inc.	132,071	1,116
*	Keynote Systems Inc.	118,294	1,116
*,^ Parkervision Inc.		272,455	1,114
	TheStreet.com Inc.	384,051	1,114
*	SRS Labs Inc.	152,150	1,112
*	NU Horizons Electronics Corp.	277,427	1,099
*	LeCroy Corp.	266,406	1,079
*	Hackett Group Inc.	370,798	1,075
*	Liquidity Services Inc.	104,174	1,075
*	PC-Tel Inc.	171,181	1,070
*	LoJack Corp.	208,916	1,063
	Marchex Inc. Class B	214,299	1,052
*	Orbcomm Inc.	375,812	1,022
*	Saba Software Inc.	242,535	1,021
	Renaissance Learning Inc.	101,464	1,009
*	Powerwave Technologies Inc.	628,101	1,005
*	Airvana Inc.	142,161	962
*	Super Micro Computer Inc.	113,093	957
*	Zygo Corp.	139,138	943
*	Opnext Inc.	321,034	941
*	Concurrent Computer Corp.	201,952	929
*	GSE Systems Inc.	147,460	917
*	DDi Corp.	215,177	915
*	Tollgrade Communications Inc.	140,898	913
*	White Electronic Designs Corp.	195,203	902
*	Mindspeed Technologies Inc.	308,306	888
*	Transwitch Corp.	1,243,641	871

*	California Micro Devices Corp.	269,537	868
*	PC Mall Inc.	124,176	852
*	Ramtron International Corp.	332,320	841
*	Spectrum Control Inc.	97,803	830
	Ipass Inc.	601,172	830
*	RAE Systems Inc.	752,576	828
*	PLX Technology Inc.	236,468	797
*	TechTeam Global Inc.	90,812	772
*	Phoenix Technologies Ltd.	202,205	738
*	PAR Technology Corp.	114,957	733
*	Internap Network Services Corp.	228,335	733
*	Ultra Clean Holdings	139,921	722
	Richardson Electronics Ltd./United States	140,985	719
*	Pervasive Software Inc.	142,250	704
*	Transact Technologies Inc.	132,209	701
*	Microtune Inc.	378,848	690
*	Immersion Corp.	159,031	681
	Keithley Instruments Inc.	120,802	669
	QAD Inc.	146,340	666
*	MoSys Inc.	264,320	661
*	On2 Technologies Inc.	1,106,806	653
*	PC Connection Inc.	116,682	635
*	Evolving Systems Inc.	88,040	612
*,^ Research Frontiers Inc.		146,137	602
*	Entropic Communications Inc.	219,186	601
*	Datalink Corp.	166,619	600
*	Cyberoptics Corp.	82,537	555
*	X-Rite Inc.	276,315	555
*	Aware Inc.	223,397	545
*	Axcelis Technologies Inc.	443,758	533
*	Tier Technologies Inc. Class B	59,360	503
*	Ditech Networks Inc.	240,802	503
*	Edgewater Technology Inc.	170,656	502
*	CalAmp Corp.	178,061	499
*	Performance Technologies Inc.	163,552	469
*	QuickLogic Corp.	271,881	462
*	PLATO Learning Inc.	106,351	459
*	Rainmaker Systems Inc.	318,962	459
*	Callidus Software Inc.	152,580	459
*	Presstek Inc.	209,732	443
*	Intellon Corp.	62,012	440
*	PDF Solutions Inc.	125,033	436
*	Nanometrics Inc.	63,769	419
*	ID Systems Inc.	104,902	416
*	Planar Systems Inc.	146,136	392
*	Dice Holdings Inc.	57,706	379
*	EF Johnson Technologies Inc.	268,122	359
*	Bsquare Corp.	125,729	327
*	ActivIdentity Corp.	114,145	316
*	American Technology Corp./Del	178,397	316
*	Frequency Electronics Inc.	63,789	295
*	GTSI Corp.	36,542	294
*	Comarco Inc.	95,710	259
*	Merix Corp.	85,484	257
*	Network Engines Inc.	227,952	253
*	Virtusa Corp.	25,031	238
*	AuthenTec Inc.	81,142	227
*	CPI International Inc.	19,645	220

*	iGO Inc.	185,915	203
*	Looksmart Ltd.	173,418	201
	Bel Fuse Inc. Class A	10,580	192
*	Leadis Technology Inc.	191,644	192
*	Pixelworks Inc.	56,117	190
*	SCM Microsystems Inc.	75,032	188
*	Zhone Technologies Inc.	364,247	182
*	Video Display Corp.	48,365	169
*	Access Integrated Technologies Inc. Class A	130,962	168
*,^ Wave Systems Corp. Class A		183,885	158
*	WebMediaBrands Inc.	217,997	157
*	China Information Security Technology Inc.	26,734	148
*	Authentidate Holding Corp.	93,043	131
*	FSI International Inc.	111,758	130
*	Newtek Business Services Inc.	201,851	123
	Selectica Inc.	335,788	111
*	Analysts International Corp.	148,261	107
*	Lantronix Inc.	182,643	104
*	NaviSite Inc.	45,075	99
*	Guidance Software Inc.	21,860	97
*	Autobytel Inc.	136,187	95
*	GSI Group Inc.	126,476	95
*	EndWave Corp.	27,421	87
*	Management Network Group Inc.	126,767	81
*	Intelli-Check - Mobilisa Inc.	50,451	76
*	Convera Corp. Class A	309,351	74
*	Wireless Telecom Group Inc.	98,580	66
*	Westell Technologies Inc. Class A	47,358	63
*	Vertro Inc.	139,637	63
*	Dot Hill Systems Corp.	29,799	52
*	Henry Bros Electronics Inc.	9,700	47
*	Nextwave Wireless Inc.	48,361	43
*	Ikanos Communications Inc.	18,419	43
*	Allen Organ Co. Escrow Shares	11,462	34
*	Digital Angel Corp.	31,230	34
*	Deltek Inc.	3,400	26
*	AXT Inc.	8,500	16
*	TechTarget Inc.	2,580	15
*	ICx Technologies Inc.	1,245	7
*	Information Services Group Inc.	688	3
*	VirnetX Holding Corp.	577	2
			20,453,650
Materials (3.8%)
	Monsanto Co.	5,182,778	401,147
	EI Du Pont de Nemours & Co.	8,581,019	275,794
	Freeport-McMoRan Copper & Gold Inc.	3,910,300	268,286
	Dow Chemical Co.	10,217,603	266,373
	Praxair Inc.	2,919,906	238,527
	Newmont Mining Corp.	4,548,683	200,233
	Air Products & Chemicals Inc.	1,992,665	154,591
	Nucor Corp.	2,984,437	140,298
	Alcoa Inc.	9,252,427	121,392
	Ecolab Inc.	2,246,056	103,835
	PPG Industries Inc.	1,562,604	90,959
	International Paper Co.	3,900,296	86,704
	Weyerhaeuser Co.	2,007,252	73,566
	Mosaic Co.	1,477,227	71,010

Vulcan Materials Co.	1,159,327	62,685
Sigma-Aldrich Corp.	1,159,514	62,591
United States Steel Corp.	1,361,210	60,397
* Owens-Illinois Inc.	1,598,595	58,988
Lubrizol Corp.	640,809	45,792
Ball Corp.	848,840	41,763
* Crown Holdings Inc.	1,519,383	41,327
Cliffs Natural Resources Inc.	1,224,023	39,609
CF Industries Holdings Inc.	436,752	37,661
Martin Marietta Materials Inc.	403,308	37,133
Eastman Chemical Co.	690,186	36,953
FMC Corp.	655,874	36,893
MeadWestvaco Corp.	1,625,300	36,260
Celanese Corp. Class A	1,365,111	34,128
Airgas Inc.	695,075	33,621
Terra Industries Inc.	947,521	32,851
* Pactiv Corp.	1,254,116	32,670
Walter Energy Inc.	503,061	30,214
Sealed Air Corp.	1,509,182	29,625
Allegheny Technologies Inc.	839,965	29,390
Ashland Inc.	670,988	29,000
International Flavors & Fragrances Inc.	749,141	28,415
Steel Dynamics Inc.	1,796,664	27,561
Nalco Holding Co.	1,316,656	26,978
Reliance Steel & Aluminum Co.	626,966	26,684
Bemis Co. Inc.	1,024,812	26,553
Sonoco Products Co.	947,869	26,104
Valspar Corp.	904,734	24,889
Albemarle Corp.	695,758	24,073
Aptargroup Inc.	643,654	24,047
RPM International Inc.	1,221,457	22,585
AK Steel Holding Corp.	1,039,297	20,505
Packaging Corp. of America	975,108	19,892
Compass Minerals International Inc.	310,901	19,158
Commercial Metals Co.	1,070,027	19,154
Scotts Miracle-Gro Co. Class A	438,214	18,821
Royal Gold Inc.	369,195	16,835
Rock-Tenn Co. Class A	346,923	16,344
Temple-Inland Inc.	964,581	15,838
* WR Grace & Co.	687,566	14,948
Cytec Industries Inc.	449,514	14,596
Huntsman Corp.	1,580,806	14,401
Cabot Corp.	622,593	14,388
Silgan Holdings Inc.	255,087	13,451
* Coeur d'Alene Mines Corp.	653,814	13,403
Olin Corp.	744,453	12,983
Sensient Technologies Corp.	464,564	12,901
Greif Inc. Class A	232,038	12,774
* Solutia Inc.	1,091,451	12,639
Eagle Materials Inc.	395,007	11,289
Schnitzer Steel Industries Inc.	208,212	11,087
NewMarket Corp.	116,033	10,796
Titanium Metals Corp.	1,122,338	10,763
* Intrepid Potash Inc.	429,831	10,140
Carpenter Technology Corp.	420,206	9,829
HB Fuller Co.	464,453	9,707
Texas Industries Inc.	224,774	9,438
* Hecla Mining Co.	2,082,989	9,144

*	OM Group Inc.	292,769	8,897
*	Rockwood Holdings Inc.	424,914	8,740
	Minerals Technologies Inc.	178,704	8,499
	Worthington Industries Inc.	603,901	8,394
	Schweitzer-Mauduit International Inc.	148,133	8,053
*	Louisiana-Pacific Corp.	1,177,662	7,855
*	PolyOne Corp.	1,161,408	7,747
*	Calgon Carbon Corp.	491,849	7,294
	Arch Chemicals Inc.	237,870	7,134
*	RTI International Metals Inc.	240,727	5,997
*	Omnova Solutions Inc.	854,710	5,539
	Kaiser Aluminum Corp.	145,810	5,302
	AMCOL International Corp.	229,444	5,252
	Deltic Timber Corp.	107,457	4,918
	Glatfelter	414,451	4,758
	Wausau Paper Corp.	466,952	4,670
	Koppers Holdings Inc.	155,201	4,602
*	Horsehead Holding Corp.	385,365	4,516
*	Allied Nevada Gold Corp.	450,784	4,413
	A Schulman Inc.	221,232	4,409
	Balchem Corp.	163,209	4,292
*	Clearwater Paper Corp.	94,157	3,892
*	Stillwater Mining Co.	572,941	3,850
	Olympic Steel Inc.	131,566	3,775
	Westlake Chemical Corp.	142,969	3,674
*	Brush Engineered Materials Inc.	148,072	3,622
	Stepan Co.	58,477	3,513
*	Century Aluminum Co.	366,968	3,431
	Zep Inc.	207,353	3,370
	Spartech Corp.	309,271	3,331
*	Buckeye Technologies Inc.	310,323	3,330
	Ferro Corp.	371,504	3,306
*	AEP Industries Inc.	75,090	2,996
*,^ Zoltek Cos. Inc.		269,060	2,825
	Innospec Inc.	184,081	2,715
*	Graphic Packaging Holding Co.	1,147,111	2,650
*	Haynes International Inc.	83,064	2,643
	Myers Industries Inc.	243,883	2,627
*	US Gold Corp.	886,796	2,563
	Quaker Chemical Corp.	112,007	2,456
*	GenTek Inc.	61,902	2,355
	Innophos Holdings Inc.	119,723	2,215
	Great Northern Iron ORE Ppty	19,247	1,771
	Neenah Paper Inc.	146,198	1,721
	Hawkins Inc.	69,671	1,628
*	Headwaters Inc.	416,109	1,610
*	LSB Industries Inc.	96,972	1,510
	American Vanguard Corp.	160,420	1,333
*	Landec Corp.	204,569	1,309
	AM Castle & Co.	122,835	1,221
*	ICO Inc.	259,338	1,211
*,^ Altair Nanotechnologies Inc.		1,022,834	1,176
*	General Moly Inc.	312,337	984
*	American Pacific Corp.	117,126	909
*	Mercer International Inc.	266,983	905
*	US Energy Corp. Wyoming	226,755	884
*	Universal Stainless & Alloy	48,059	877
*	Bway Holding Co.	44,433	822

*	Senomyx Inc.	198,113	798
*,^ Georgia Gulf Corp.		25,998	780
	Penford Corp.	107,302	769
*	US Concrete Inc.	356,557	617
*	Ampal American Israel Class A	300,882	611
*	Boise Inc.	104,800	553
*,^ China Direct Industries Inc.		301,074	470
*	Nanophase Technologies Corp.	326,453	375
*	KapStone Paper and Packaging Corp.	46,000	374
*,^ Flotek Industries Inc.		134,634	277
*,^ General Steel Holdings Inc.		56,400	219
*	United States Lime & Minerals Inc.	4,930	177
*	China Precision Steel Inc.	26,400	72
*	Rock of Ages Corp.	17,900	56
*	Continental Materials Corp.	3,500	38
*	Solitario Exploration & Royalty Corp.	9,300	18
			4,197,874
Telecommunication Services (2.8%)
	AT&T Inc.	56,030,112	1,513,373
	Verizon Communications Inc.	26,975,909	816,561
*	American Tower Corp. Class A	3,776,842	137,477
*	Sprint Nextel Corp.	26,557,641	104,903
	CenturyTel Inc.	2,818,041	94,686
*	Crown Castle International Corp.	2,762,150	86,621
	Qwest Communications International Inc.	14,708,669	56,040
*	NII Holdings Inc.	1,574,678	47,209
	Windstream Corp.	4,148,224	42,021
*	SBA Communications Corp. Class A	998,285	26,984
	Frontier Communications Corp.	2,973,320	22,419
*	MetroPCS Communications Inc.	2,343,225	21,933
*	Level 3 Communications Inc.	15,483,344	21,522
	Telephone & Data Systems Inc.	676,736	20,986
*	tw telecom inc. Class A	1,418,864	19,084
*	Leap Wireless International Inc.	589,207	11,519
*	Syniverse Holdings Inc.	619,344	10,839
	Telephone & Data Systems Inc. - Special Common Shares	274,356	8,143
*	Cincinnati Bell Inc.	2,200,835	7,703
*	United States Cellular Corp.	178,884	6,989
*	Centennial Communications Corp.	818,509	6,532
	NTELOS Holdings Corp.	318,653	5,627
*	Neutral Tandem Inc.	215,738	4,910
	Iowa Telecommunications Services Inc.	381,438	4,806
*	Premiere Global Services Inc.	538,180	4,472
	Atlantic Tele-Network Inc.	74,702	3,991
	Shenandoah Telecommunications Co.	212,879	3,821
*	PAETEC Holding Corp.	980,208	3,793
*	Cogent Communications Group Inc.	331,363	3,744
	Consolidated Communications Holdings Inc.	229,241	3,670
	Alaska Communications Systems Group Inc.	379,702	3,512
*	Cbeyond Inc.	192,259	3,101
*	Global Crossing Ltd.	206,478	2,953
	USA Mobility Inc.	187,697	2,418
*	General Communication Inc. Class A	343,500	2,356
*	TerreStar Corp.	889,716	2,037
	HickoryTech Corp.	216,829	1,854
*,^ Vonage Holdings Corp.		1,205,507	1,676
*	iPCS Inc.	93,214	1,622

*	SureWest Communications	115,235	1,431
*	FiberTower Corp.	1,156,895	1,249
	D&E Communications Inc.	91,158	1,047
*	ICO Global Communications Holdings Ltd.	1,190,602	1,024
	Warwick Valley Telephone Co.	75,207	888
*	Ibasis Inc.	302,250	641
*,^ 8x8 Inc.		725,752	639
*	Arbinet Corp.	251,672	591
*	Virgin Mobile USA Inc. Class A	87,460	437
^	Fairpoint Communications Inc.	861,643	353
*,^ Globalstar Inc.		438,871	334
*	IDT Corp. Class B	75,185	225
*	IDT Corp.	21,611	64
			3,152,830
Utilities (3.8%)
	Exelon Corp.	6,256,015	310,423
	Southern Co.	7,430,470	235,323
	FPL Group Inc.	3,706,088	204,687
	Dominion Resources Inc./VA	5,602,708	193,293
	Duke Energy Corp.	12,223,319	192,395
	Public Service Enterprise Group Inc.	4,805,197	151,075
	Entergy Corp.	1,862,388	148,730
	PG&E Corp.	3,498,283	141,646
	American Electric Power Co. Inc.	4,527,690	140,313
	FirstEnergy Corp.	2,894,989	132,359
	Sempra Energy	2,204,115	109,787
	PPL Corp.	3,571,355	108,355
	Consolidated Edison Inc.	2,606,083	106,693
	Progress Energy Inc.	2,650,206	103,517
	Edison International	2,939,759	98,717
*	AES Corp.	6,332,138	93,842
	Xcel Energy Inc.	4,328,398	83,278
*	NRG Energy Inc.	2,520,178	71,044
	Questar Corp.	1,653,317	62,099
	Ameren Corp.	2,218,085	56,073
	Constellation Energy Group Inc.	1,703,317	55,136
	DTE Energy Co.	1,556,881	54,709
	EQT Corp.	1,181,511	50,332
	Wisconsin Energy Corp.	1,110,687	50,170
	Centerpoint Energy Inc.	3,489,789	43,378
	Allegheny Energy Inc.	1,608,918	42,669
	Northeast Utilities	1,665,413	39,537
	SCANA Corp.	1,099,182	38,361
*	Calpine Corp.	3,309,474	38,125
	NiSource Inc.	2,609,061	36,240
	Oneok Inc.	950,116	34,793
	MDU Resources Group Inc.	1,660,538	34,622
	NSTAR	1,016,469	32,344
	Pinnacle West Capital Corp.	961,680	31,562
	National Fuel Gas Co.	681,393	31,215
	Pepco Holdings Inc.	2,092,002	31,129
	OGE Energy Corp.	913,667	30,224
	Alliant Energy Corp.	1,050,737	29,263
	CMS Energy Corp.	2,154,261	28,867
	DPL Inc.	1,103,842	28,810
	Energen Corp.	648,352	27,944
	TECO Energy Inc.	1,922,195	27,065

Integrys Energy Group Inc.	726,781	26,084
AGL Resources Inc.	733,474	25,870
UGI Corp.	1,031,383	25,846
NV Energy Inc.	2,228,546	25,829
American Water Works Co. Inc.	1,248,259	24,890
Atmos Energy Corp.	874,107	24,632
* RRI Energy Inc.	3,330,532	23,780
Aqua America Inc.	1,292,116	22,793
Great Plains Energy Inc.	1,269,367	22,785
* Mirant Corp.	1,370,221	22,513
ITC Holdings Corp.	473,771	21,533
Westar Energy Inc.	1,034,738	20,188
Vectren Corp.	734,878	16,932
Piedmont Natural Gas Co. Inc.	699,519	16,747
Hawaiian Electric Industries Inc.	874,158	15,840
WGL Holdings Inc.	477,616	15,828
Nicor Inc.	431,731	15,797
New Jersey Resources Corp.	401,276	14,570
Cleco Corp.	576,774	14,466
Portland General Electric Co.	715,307	14,106
IDACORP Inc.	449,466	12,940
* Dynegy Inc. Class A	4,813,815	12,275
Southwest Gas Corp.	426,287	10,904
Avista Corp.	522,161	10,558
Northwest Natural Gas Co.	252,709	10,528
Unisource Energy Corp.	340,137	10,459
South Jersey Industries Inc.	284,306	10,036
PNM Resources Inc.	825,320	9,640
Black Hills Corp.	370,749	9,332
Allete Inc.	269,425	9,045
NorthWestern Corp.	343,763	8,398
MGE Energy Inc.	219,532	8,009
Ormat Technologies Inc.	194,826	7,953
* El Paso Electric Co.	429,723	7,593
California Water Service Group	190,147	7,404
Laclede Group Inc.	211,086	6,789
UIL Holdings Corp.	252,096	6,653
CH Energy Group Inc.	149,125	6,608
American States Water Co.	172,264	6,233
Empire District Electric Co.	308,929	5,589
SJW Corp.	154,897	3,539
Middlesex Water Co.	162,725	2,454
Chesapeake Utilities Corp.	75,352	2,335
Connecticut Water Service Inc.	103,903	2,326
Consolidated Water Co. Inc.	141,391	2,309
Central Vermont Public Service Corp.	100,933	1,948
Unitil Corp.	54,507	1,224
York Water Co.	87,529	1,213
Southwest Water Co.	217,106	1,068
Maine & Maritimes Corp.	27,084	974
* Cadiz Inc.	50,722	593
Artesian Resources Corp. Class A	19,062	321
Pennichuck Corp.	4,281	93
* Synthesis Energy Systems Inc.	33,393	40
* Purecycle Corp.	7,147	24

RGC Resources Inc.			550	15
				4,168,595
Total Common Stocks (Cost $116,579,540)				110,047,005
Convertible Preferred Stock (0.0%)
Consumer Discretionary (0.0%)
2 Sealy Corp. 8.000% (Cost $1,462)			13,377	1,120

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
[3,4] Vanguard Market Liquidity Fund	0.267%		1,056,529,157	1,056,529

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Freddie Mac Discount Notes	0.260%	12/22/09	40,000	39,989
[5,6] Freddie Mac Discount Notes	0.260%	2/22/10	10,000	9,994
				49,983
Total Temporary Cash Investments (Cost $1,106,495)				1,106,512
Total Investments (100.6%) (Cost $117,687,497)				111,154,637
Other Assets and Liabilities-Net (-0.6%)[4]				(656,107)
Net Assets (100%)				110,498,530

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $452,656,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Non-income producing security - new issue that has not paid a dividend as of September 30, 2009.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $498,477,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6 Securities with a value of $49,983,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Total Stock Market Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $117,621,639,000. Net unrealized depreciation of investment securities for tax purposes was $6,467,002,000, consisting of unrealized gains of $11,711,351,000 on securities that had risen in value since their purchase and $18,178,353,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	December 2009	1,302	342,719	3,055
E-mini Russell 2000 Index	December 2009	820	49,446	652
S&P MidCap 400 Index	December 2009	92	31,703	437

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Stock Market Index Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	110,046,899	106	—
Convertible Preferred Stocks	1,120	—	—
Temporary Cash Investments	1,056,529	49,983	—
Futures Contracts—Assets[1]	18
Futures Contracts—Liabilities[1]	(1,254)	—	—
Total	111,103,312	50,089	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Value Index Fund

Schedule of Investments
As of September 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (7.2%)
	Walt Disney Co.	3,699,119	101,578
	Time Warner Inc.	2,509,208	72,215
	News Corp. Class A	4,460,158	53,477
	Home Depot Inc.	1,778,982	47,392
*	Liberty Media Corp. - Entertainment Class A	1,037,603	32,280
	Johnson Controls Inc.	1,245,702	31,840
	Time Warner Cable Inc.	738,577	31,825
	Carnival Corp.	919,177	30,590
	Comcast Corp. Class A	1,439,677	24,316
	Macy's Inc.	881,531	16,123
	CBS Corp. Class B	1,238,015	14,918
	Gap Inc.	663,442	14,198
	Mattel Inc.	751,437	13,872
	Comcast Corp.	849,064	13,653
	Fortune Brands Inc.	314,737	13,527
	VF Corp.	185,783	13,456
	International Game Technology	620,945	13,338
*	Liberty Media Corp. - Interactive	1,187,770	13,030
	Starwood Hotels & Resorts Worldwide Inc.	391,134	12,919
	Genuine Parts Co.	334,195	12,719
	Harley-Davidson Inc.	491,323	11,300
	Whirlpool Corp.	154,701	10,823
	Tiffany & Co.	259,666	10,005
*	Expedia Inc.	412,802	9,887
	Limited Brands Inc.	572,608	9,729
	Darden Restaurants Inc.	273,014	9,318
	Newell Rubbermaid Inc.	582,597	9,141
	Virgin Media Inc.	586,772	8,168
*,^ Sears Holdings Corp.		116,744	7,625
	Hasbro Inc.	264,102	7,329
*	Royal Caribbean Cruises Ltd.	291,538	7,020
*	MGM Mirage	555,265	6,685
	H&R Block Inc.	356,422	6,551
	Wyndham Worldwide Corp.	374,312	6,109
	Leggett & Platt Inc.	312,470	6,062
	Autoliv Inc.	178,572	6,000
	Washington Post Co. Class B	12,782	5,983
	Black & Decker Corp.	126,129	5,839
*	Mohawk Industries Inc.	121,894	5,813
*	Goodyear Tire & Rubber Co.	313,887	5,346
	JC Penney Co. Inc.	154,794	5,224
*	Interpublic Group of Cos. Inc.	653,821	4,917
*	AutoNation Inc.	241,226	4,361
	Foot Locker Inc.	327,519	3,914
	Lennar Corp. Class A	271,260	3,865
^	News Corp. Class B	268,842	3,761
*	Toll Brothers Inc.	186,630	3,647
	DR Horton Inc.	299,112	3,413
	Garmin Ltd.	87,938	3,319

* DISH Network Corp. Class A	152,186	2,931
WABCO Holdings Inc.	134,025	2,815
Pulte Homes Inc.	250,790	2,756
* Discovery Communications Inc.	103,633	2,698
* NVR Inc.	3,407	2,172
Abercrombie & Fitch Co.	64,218	2,111
* Lamar Advertising Co. Class A	75,838	2,081
Weight Watchers International Inc.	72,189	1,981
Brinker International Inc.	107,816	1,696
* Penn National Gaming Inc.	49,327	1,364
* Clear Channel Outdoor Holdings Inc. Class A	84,781	593
		791,618
Consumer Staples (7.1%)
Coca-Cola Co.	2,840,048	152,511
Procter & Gamble Co.	2,139,404	123,914
Kraft Foods Inc.	3,088,586	81,137
Altria Group Inc.	4,336,156	77,227
Kimberly-Clark Corp.	564,827	33,313
Sysco Corp.	1,237,466	30,751
Kroger Co.	1,300,204	26,836
ConAgra Foods Inc.	937,300	20,321
Archer-Daniels-Midland Co.	605,618	17,696
Safeway Inc.	892,595	17,602
Bunge Ltd.	277,729	17,389
Reynolds American Inc.	366,355	16,310
General Mills Inc.	241,335	15,537
Molson Coors Brewing Co. Class B	317,444	15,453
Sara Lee Corp.	1,385,071	15,430
JM Smucker Co.	248,218	13,158
HJ Heinz Co.	329,655	13,104
Lorillard Inc.	176,191	13,091
McCormick & Co. Inc./MD	247,560	8,402
Tyson Foods Inc. Class A	613,215	7,745
* Dr Pepper Snapple Group Inc.	266,307	7,656
Pepsi Bottling Group Inc.	203,605	7,419
* Ralcorp Holdings Inc.	118,534	6,931
SUPERVALU Inc.	444,067	6,688
Coca-Cola Enterprises Inc.	307,134	6,576
* Constellation Brands Inc. Class A	413,928	6,271
Brown-Forman Corp. Class B	108,631	5,238
Campbell Soup Co.	155,432	5,070
* Smithfield Foods Inc.	312,375	4,311
PepsiAmericas Inc.	130,105	3,716
Hormel Foods Corp.	100,962	3,586
		780,389
Energy (16.7%)
Exxon Mobil Corp.	10,233,236	702,102
Chevron Corp.	4,203,982	296,086
ConocoPhillips	2,951,664	133,297
Occidental Petroleum Corp.	1,104,970	86,630
Apache Corp.	702,962	64,553
Devon Energy Corp.	884,423	59,548
Halliburton Co.	1,881,808	51,035
Marathon Oil Corp.	1,484,594	47,358
Chesapeake Energy Corp.	1,247,068	35,417
XTO Energy Inc.	750,409	31,007
Baker Hughes Inc.	649,694	27,716

Spectra Energy Corp.	1,353,179	25,629
Anadarko Petroleum Corp.	366,534	22,993
Valero Energy Corp.	1,166,196	22,612
Williams Cos. Inc.	1,217,176	21,751
* Transocean Ltd.	235,249	20,121
* National Oilwell Varco Inc.	438,182	18,899
EOG Resources Inc.	183,950	15,362
El Paso Corp.	1,469,200	15,162
BJ Services Co.	612,148	11,894
* Newfield Exploration Co.	277,893	11,827
Hess Corp.	215,867	11,540
* Pride International Inc.	363,788	11,074
Pioneer Natural Resources Co.	238,763	8,665
Murphy Oil Corp.	132,843	7,648
Cimarex Energy Co.	174,546	7,561
Arch Coal Inc.	335,186	7,418
* Kinder Morgan Management LLC	154,615	7,321
Noble Corp.	191,567	7,272
Sunoco Inc.	244,908	6,967
ENSCO International Inc.	148,730	6,327
* Nabors Industries Ltd.	296,389	6,194
Rowan Cos. Inc.	237,178	5,472
Tidewater Inc.	108,702	5,119
Tesoro Corp./Texas	290,711	4,355
* Forest Oil Corp.	218,585	4,278
Cabot Oil & Gas Corp.	108,553	3,881
* EXCO Resources Inc.	188,047	3,514
Massey Energy Co.	116,452	3,248
Patterson-UTI Energy Inc.	209,146	3,158
		1,842,011
Financials (25.7%)
JPMorgan Chase & Co.	7,883,365	345,449
Bank of America Corp.	18,123,035	306,642
Wells Fargo & Co.	9,173,987	258,523
Goldman Sachs Group Inc.	1,002,975	184,898
Citigroup Inc.	33,587,433	162,563
Morgan Stanley	2,468,911	76,240
Bank of New York Mellon Corp.	2,507,139	72,682
MetLife Inc.	1,716,692	65,355
Travelers Cos. Inc.	1,227,916	60,450
US Bancorp	2,587,036	56,553
Prudential Financial Inc.	956,656	47,747
PNC Financial Services Group Inc.	933,739	45,370
Aflac Inc.	979,970	41,884
Simon Property Group Inc.	597,157	41,461
BB&T Corp.	1,429,848	38,949
ACE Ltd.	704,216	37,647
American Express Co.	1,102,267	37,367
Chubb Corp.	738,188	37,212
Capital One Financial Corp.	947,501	33,854
Allstate Corp.	1,068,900	32,730
Marsh & McLennan Cos. Inc.	1,096,253	27,110
Loews Corp.	730,419	25,017
* Progressive Corp.	1,356,017	22,483
SunTrust Banks Inc.	974,211	21,969
Vornado Realty Trust	332,368	21,408
Annaly Capital Management Inc.	1,140,825	20,695

Invesco Ltd.	861,965	19,618
Ameriprise Financial Inc.	534,598	19,422
State Street Corp.	356,580	18,756
Boston Properties Inc.	285,960	18,745
Discover Financial Services	1,125,815	18,272
Hartford Financial Services Group Inc.	681,977	18,072
Principal Financial Group Inc.	651,128	17,834
Equity Residential	574,698	17,643
HCP Inc.	609,410	17,515
Lincoln National Corp.	620,522	16,078
Fifth Third Bancorp	1,583,008	16,036
NYSE Euronext	544,898	15,742
Unum Group	694,288	14,886
Regions Financial Corp.	2,295,161	14,253
AON Corp.	339,919	13,831
Ventas Inc.	328,011	12,628
XL Capital Ltd. Class A	717,027	12,519
AvalonBay Communities Inc.	167,402	12,175
People's United Financial Inc.	729,914	11,358
Everest Re Group Ltd.	128,984	11,312
ProLogis	927,693	11,058
Keycorp	1,633,914	10,620
Plum Creek Timber Co. Inc.	341,226	10,455
Health Care REIT Inc.	251,010	10,447
^ M&T Bank Corp.	159,578	9,945
Willis Group Holdings Ltd.	351,269	9,913
* Leucadia National Corp.	400,438	9,899
Kimco Realty Corp.	749,298	9,771
Comerica Inc.	316,623	9,394
Legg Mason Inc.	296,648	9,205
PartnerRe Ltd.	118,700	9,133
Axis Capital Holdings Ltd.	283,895	8,568
* SLM Corp.	981,168	8,556
Cincinnati Financial Corp.	324,026	8,421
Assurant Inc.	247,137	7,923
New York Community Bancorp Inc.	688,202	7,859
WR Berkley Corp.	302,188	7,639
Federal Realty Investment Trust	124,152	7,619
Torchmark Corp.	173,635	7,541
Host Hotels & Resorts Inc.	620,811	7,307
RenaissanceRe Holdings Ltd.	130,577	7,150
Fidelity National Financial Inc. Class A	467,474	7,050
AMB Property Corp.	306,855	7,042
Liberty Property Trust	215,962	7,025
Reinsurance Group of America Inc. Class A	152,898	6,819
Rayonier Inc.	165,732	6,780
Huntington Bancshares Inc./OH	1,423,828	6,706
Nationwide Health Properties Inc.	216,019	6,694
Hudson City Bancorp Inc.	491,736	6,466
* Markel Corp.	19,561	6,452
HCC Insurance Holdings Inc.	235,640	6,445
Regency Centers Corp.	167,859	6,219
Old Republic International Corp.	504,845	6,149
* First Horizon National Corp.	458,200	6,062
* Arch Capital Group Ltd.	88,945	6,007
Cullen/Frost Bankers Inc.	112,231	5,796
Marshall & Ilsley Corp.	702,205	5,667
Duke Realty Corp.	469,614	5,640

Realty Income Corp.	218,907	5,615
Transatlantic Holdings Inc.	111,222	5,580
Camden Property Trust	137,013	5,522
First American Corp.	166,526	5,391
Janus Capital Group Inc.	377,114	5,348
Hospitality Properties Trust	256,634	5,228
White Mountains Insurance Group Ltd.	16,726	5,135
Federated Investors Inc. Class B	194,491	5,129
Macerich Co.	169,038	5,127
Commerce Bancshares Inc./Kansas City MO	136,315	5,076
Validus Holdings Ltd.	196,166	5,061
UDR Inc.	315,313	4,963
Raymond James Financial Inc.	206,544	4,808
Weingarten Realty Investors	238,323	4,747
Zions Bancorporation	229,941	4,132
American Financial Group Inc./OH	157,742	4,022
City National Corp./CA	90,956	3,541
TCF Financial Corp.	241,725	3,152
* Jefferies Group Inc.	107,602	2,930
Associated Banc-Corp	255,200	2,914
* NASDAQ OMX Group Inc.	104,067	2,191
Mercury General Corp.	57,702	2,088
* St Joe Co.	67,823	1,975
Odyssey Re Holdings Corp.	22,054	1,429
BOK Financial Corp.	25,092	1,162
TFS Financial Corp.	97,368	1,159
Capitol Federal Financial	30,033	989
		2,840,809
Health Care (10.7%)
Pfizer Inc.	14,151,151	234,202
Johnson & Johnson	2,889,401	175,936
Merck & Co. Inc./NJ	4,421,422	139,850
Wyeth	2,796,663	135,862
Bristol-Myers Squibb Co.	4,154,080	93,550
Eli Lilly & Co.	2,168,830	71,636
Covidien PLC	1,057,215	45,735
UnitedHealth Group Inc.	1,620,940	40,588
* Thermo Fisher Scientific Inc.	876,980	38,298
* Boston Scientific Corp.	3,160,090	33,465
* WellPoint Inc.	508,333	24,075
Cardinal Health Inc.	754,609	20,224
* Forest Laboratories Inc.	632,135	18,610
Aetna Inc.	608,812	16,943
CIGNA Corp.	571,701	16,059
AmerisourceBergen Corp. Class A	632,104	14,146
* CareFusion Corp.	378,256	8,246
* Humana Inc.	177,984	6,639
* Coventry Health Care Inc.	311,499	6,217
* King Pharmaceuticals Inc.	520,407	5,605
Omnicare Inc.	248,588	5,598
* Hospira Inc.	118,020	5,264
* Charles River Laboratories International Inc.	138,457	5,120
* Vertex Pharmaceuticals Inc.	127,036	4,815
* Health Net Inc.	217,755	3,353
* Community Health Systems Inc.	97,224	3,104
* Inverness Medical Innovations Inc.	78,608	3,044
* Endo Pharmaceuticals Holdings Inc.	86,289	1,953

Pharmaceutical Product Development Inc.	77,432	1,699
* Abraxis Bioscience Inc.	5,832	212
		1,180,048
Industrials (12.7%)
General Electric Co.	22,207,264	364,643
United Technologies Corp.	1,876,754	114,351
3M Co.	1,381,702	101,970
Boeing Co.	1,446,836	78,346
Caterpillar Inc.	1,261,997	64,778
Emerson Electric Co.	1,576,083	63,169
Burlington Northern Santa Fe Corp.	712,260	56,860
General Dynamics Corp.	686,452	44,345
Illinois Tool Works Inc.	889,802	38,003
Honeywell International Inc.	963,568	35,796
CSX Corp.	821,187	34,375
Tyco International Ltd.	992,317	34,215
Northrop Grumman Corp.	644,666	33,361
Norfolk Southern Corp.	769,411	33,169
Republic Services Inc. Class A	793,909	21,094
Ingersoll-Rand PLC	668,760	20,511
Deere & Co.	442,946	19,011
Waste Management Inc.	636,742	18,988
Eaton Corp.	330,158	18,684
Cummins Inc.	401,823	18,006
Dover Corp.	389,865	15,111
* Cooper Industries PLC Class A	348,926	13,109
Rockwell Automation Inc./DE	297,199	12,661
Pitney Bowes Inc.	432,540	10,749
Textron Inc.	556,283	10,558
Masco Corp.	754,228	9,745
Manpower Inc.	164,397	9,323
Goodrich Corp.	168,665	9,165
RR Donnelley & Sons Co.	430,083	9,143
Cintas Corp.	288,539	8,746
KBR Inc.	336,780	7,844
Avery Dennison Corp.	212,946	7,668
* URS Corp.	174,469	7,616
Joy Global Inc.	139,417	6,823
Stanley Works	148,952	6,359
Harsco Corp.	168,426	5,964
Pentair Inc.	195,936	5,784
Ryder System Inc.	117,401	4,586
* Terex Corp.	221,149	4,584
SPX Corp.	66,894	4,099
Pall Corp.	123,164	3,976
Bucyrus International Inc. Class A	102,577	3,654
* Owens Corning	161,207	3,619
* Hertz Global Holdings Inc.	246,241	2,667
* Kansas City Southern	66,752	1,768
* Spirit Aerosystems Holdings Inc. Class A	75,422	1,362
		1,400,358
Information Technology (3.8%)
Intel Corp.	7,613,023	148,987
Motorola Inc.	3,126,133	26,853
Texas Instruments Inc.	934,150	22,130
Tyco Electronics Ltd.	961,112	21,414
* Computer Sciences Corp.	317,482	16,734

Xerox Corp.	1,812,561	14,029
Xilinx Inc.	574,445	13,453
Applied Materials Inc.	975,120	13,067
* Flextronics International Ltd.	1,698,056	12,667
Fidelity National Information Services Inc.	401,284	10,237
Microchip Technology Inc.	381,708	10,115
* Micron Technology Inc.	1,142,956	9,372
* Avnet Inc.	316,991	8,232
* Arrow Electronics Inc.	250,915	7,063
Kla-Tencor Corp.	178,215	6,391
* Nvidia Corp.	401,181	6,030
Analog Devices Inc.	213,941	5,900
Total System Services Inc.	351,576	5,664
Seagate Technology	360,914	5,490
* Citrix Systems Inc.	132,540	5,200
* Ingram Micro Inc.	305,321	5,145
Jabil Circuit Inc.	381,326	5,114
* LSI Corp.	886,204	4,865
* IAC/InterActiveCorp	217,170	4,385
Intersil Corp. Class A	256,286	3,924
Harris Corp.	98,199	3,692
* Tellabs Inc.	511,944	3,543
* Lexmark International Inc. Class A	163,367	3,519
* NCR Corp.	216,227	2,988
Molex Inc. Class A	154,984	2,912
Molex Inc.	130,884	2,733
* MEMC Electronic Materials Inc.	163,593	2,721
* Advanced Micro Devices Inc.	418,200	2,367
* Cadence Design Systems Inc.	276,018	2,026
* Novellus Systems Inc.	71,303	1,496
		420,458
Materials (3.6%)
EI Du Pont de Nemours & Co.	1,895,143	60,910
Dow Chemical Co.	2,256,661	58,831
Nucor Corp.	659,254	30,991
Alcoa Inc.	2,043,943	26,816
Air Products & Chemicals Inc.	286,230	22,206
PPG Industries Inc.	344,791	20,070
International Paper Co.	860,623	19,132
Vulcan Materials Co.	255,742	13,828
United States Steel Corp.	300,333	13,326
* Owens-Illinois Inc.	352,646	13,013
Lubrizol Corp.	141,291	10,097
Ball Corp.	187,370	9,219
Cliffs Natural Resources Inc.	269,699	8,727
Eastman Chemical Co.	152,158	8,147
Weyerhaeuser Co.	221,757	8,127
MeadWestvaco Corp.	359,028	8,010
Sealed Air Corp.	332,882	6,534
International Flavors & Fragrances Inc.	164,909	6,255
Steel Dynamics Inc.	396,988	6,090
Bemis Co. Inc.	225,828	5,851
Sonoco Products Co.	209,361	5,766
Mosaic Co.	114,201	5,490
Valspar Corp.	199,301	5,483
FMC Corp.	94,320	5,305
Commercial Metals Co.	235,754	4,220

Allegheny Technologies Inc.	120,463	4,215
Reliance Steel & Aluminum Co.	89,923	3,827
Walter Energy Inc.	55,261	3,319
AK Steel Holding Corp.	148,403	2,928
Titanium Metals Corp.	245,762	2,357
		399,090
Telecommunication Services (5.4%)
AT&T Inc.	12,372,856	334,191
Verizon Communications Inc.	5,956,966	180,317
* Sprint Nextel Corp.	5,861,435	23,153
CenturyTel Inc.	621,817	20,893
Qwest Communications International Inc.	3,244,916	12,363
Windstream Corp.	916,608	9,285
Frontier Communications Corp.	655,961	4,946
Telephone & Data Systems Inc. - Special Common Shares	101,576	3,015
* Level 3 Communications Inc.	1,702,335	2,366
Telephone & Data Systems Inc.	70,198	2,177
* United States Cellular Corp.	39,468	1,542
		594,248
Utilities (7.1%)
Exelon Corp.	1,381,545	68,552
Southern Co.	1,641,181	51,976
FPL Group Inc.	818,148	45,186
Dominion Resources Inc./VA	1,236,850	42,671
Duke Energy Corp.	2,698,398	42,473
Public Service Enterprise Group Inc.	1,060,723	33,349
Entergy Corp.	411,400	32,854
PG&E Corp.	772,831	31,292
American Electric Power Co. Inc.	1,000,159	30,995
FirstEnergy Corp.	639,565	29,241
Sempra Energy	486,424	24,229
PPL Corp.	789,018	23,939
Consolidated Edison Inc.	575,119	23,545
Progress Energy Inc.	584,829	22,843
Edison International	648,694	21,783
Xcel Energy Inc.	954,966	18,374
* NRG Energy Inc.	555,976	15,673
Ameren Corp.	489,327	12,370
Constellation Energy Group Inc.	375,734	12,163
DTE Energy Co.	343,386	12,067
Wisconsin Energy Corp.	245,016	11,067
* AES Corp.	698,567	10,353
Centerpoint Energy Inc.	770,910	9,582
Northeast Utilities	367,508	8,725
SCANA Corp.	242,895	8,477
NiSource Inc.	576,266	8,004
Oneok Inc.	209,947	7,688
MDU Resources Group Inc.	366,792	7,648
NSTAR	224,158	7,133
Pinnacle West Capital Corp.	212,079	6,960
National Fuel Gas Co.	149,865	6,865
Pepco Holdings Inc.	461,013	6,860
OGE Energy Corp.	201,533	6,667
Alliant Energy Corp.	232,199	6,467
CMS Energy Corp.	476,677	6,388
DPL Inc.	243,322	6,351
Energen Corp.	142,599	6,146

TECO Energy Inc.		423,443	5,962
Integrys Energy Group Inc.		160,048	5,744
UGI Corp.		227,501	5,701
NV Energy Inc.		491,867	5,701
American Water Works Co. Inc.		275,070	5,485
* RRI Energy Inc.		734,517	5,244
Aqua America Inc.		284,994	5,027
* Mirant Corp.		302,387	4,968
Questar Corp.		127,492	4,789
Allegheny Energy Inc.		124,353	3,298
* Dynegy Inc. Class A		1,061,154	2,706
			781,581
Total Common Stocks (Cost $11,438,595)			11,030,610
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $18,677)	0.267%	18,677,290	18,677

Total Investments (100.2%) (Cost $11,457,272)			11,049,287
Other Assets and Liabilities-Net (-0.2%)[2]			(19,037)
Net Assets (100%)			11,030,250

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,900,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $14,454,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2009, the cost of investment securities for tax purposes was $11,457,272,000. Net unrealized depreciation of investment securities for tax purposes was $407,985,000, consisting of unrealized gains of $1,139,196,000 on securities that had risen in value since their purchase and $1,547,181,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Value Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Growth Index Fund

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.0%)
McDonald's Corp.	3,217,803	183,640
Target Corp.	2,083,679	97,266
* Amazon.com Inc.	1,002,688	93,611
Lowe's Cos. Inc.	4,299,249	90,026
NIKE Inc. Class B	1,076,987	69,681
Home Depot Inc.	2,473,754	65,901
* Ford Motor Co.	8,143,913	58,718
Comcast Corp.	3,154,880	50,730
Staples Inc.	2,086,480	48,448
* Kohl's Corp.	844,162	48,159
Yum! Brands Inc.	1,346,320	45,452
* Viacom Inc. Class B	1,601,542	44,907
TJX Cos. Inc.	1,205,415	44,781
* Starbucks Corp.	2,146,444	44,324
* DIRECTV Group Inc.	1,470,028	40,543
Best Buy Co. Inc.	1,031,832	38,714
Omnicom Group Inc.	906,418	33,483
Coach Inc.	926,073	30,486
Comcast Corp. Class A	1,743,523	29,448
* Apollo Group Inc. Class A	397,438	29,279
* Bed Bath & Beyond Inc.	760,632	28,554
Marriott International Inc./DE Class A	878,980	24,251
McGraw-Hill Cos. Inc.	917,104	23,056
* priceline.com Inc.	115,454	19,145
Ross Stores Inc.	369,608	17,656
Sherwin-Williams Co.	290,305	17,465
Cablevision Systems Corp. Class A	720,251	17,106
* Las Vegas Sands Corp.	961,025	16,184
* Wynn Resorts Ltd.	215,314	15,264
^ Tim Hortons Inc.	527,920	14,940
Nordstrom Inc.	473,013	14,446
* O'Reilly Automotive Inc.	395,735	14,302
* AutoZone Inc.	95,749	14,000
JC Penney Co. Inc.	400,640	13,522
* Carmax Inc.	643,032	13,439
* Dollar Tree Inc.	262,225	12,765
Polo Ralph Lauren Corp. Class A	163,626	12,537
* ITT Educational Services Inc.	111,810	12,345
* GameStop Corp. Class A	456,191	12,075
* Discovery Communications Inc. Class A	390,969	11,295
* Urban Outfitters Inc.	367,667	11,093
Advance Auto Parts Inc.	277,860	10,914
Gap Inc.	497,227	10,641
DeVry Inc.	187,566	10,376
* Liberty Global Inc.	458,116	10,289
BorgWarner Inc.	339,944	10,287
Family Dollar Stores Inc.	388,662	10,261
Scripps Networks Interactive Inc. Class A	261,274	9,654
American Eagle Outfitters Inc.	542,212	9,142

	H&R Block Inc.	495,459	9,107
	Strayer Education Inc.	40,882	8,899
	Garmin Ltd.	227,924	8,602
	PetSmart Inc.	367,853	8,001
*	DISH Network Corp. Class A	394,989	7,607
*	Marvel Entertainment Inc.	148,829	7,385
	Pulte Homes Inc.	649,825	7,142
*	Discovery Communications Inc.	266,720	6,943
*	LKQ Corp.	368,073	6,824
*	Liberty Global Inc. Class A	300,475	6,782
*,^ NetFlix Inc.		143,129	6,608
	Harman International Industries Inc.	192,224	6,513
	Guess? Inc.	161,137	5,969
*	NVR Inc.	8,784	5,599
	Wendy's/Arby's Group Inc. Class A	1,162,696	5,500
	Abercrombie & Fitch Co.	166,580	5,477
	Burger King Holdings Inc.	274,712	4,832
	DR Horton Inc.	415,407	4,740
*	Chipotle Mexican Grill Inc. Class B	50,309	4,187
*,^ Chipotle Mexican Grill Inc. Class A		42,528	4,127
*	Goodyear Tire & Rubber Co.	234,189	3,988
*	Interpublic Group of Cos. Inc.	488,605	3,674
*	Penn National Gaming Inc.	126,576	3,501
*	Lamar Advertising Co. Class A	105,803	2,903
*	Toll Brothers Inc.	139,497	2,726
	Brinker International Inc.	148,720	2,339
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 3/02/2012	3,500	—
			1,754,576
Consumer Staples (14.6%)
	Wal-Mart Stores Inc.	6,847,472	336,142
	Procter & Gamble Co.	5,525,768	320,052
	Philip Morris International Inc.	5,721,290	278,856
	PepsiCo Inc./NC	4,540,594	266,351
	CVS Caremark Corp.	4,246,294	151,762
	Coca-Cola Co.	2,126,975	114,218
	Colgate-Palmolive Co.	1,457,093	111,147
	Walgreen Co.	2,892,494	108,382
	Costco Wholesale Corp.	1,265,943	71,475
	Avon Products Inc.	1,244,905	42,277
	General Mills Inc.	623,571	40,145
	Kellogg Co.	780,858	38,442
	Kimberly-Clark Corp.	422,735	24,933
	Archer-Daniels-Midland Co.	842,429	24,616
	Clorox Co.	405,480	23,850
	HJ Heinz Co.	458,697	18,233
	Lorillard Inc.	245,259	18,223
	Hershey Co.	460,748	17,905
	Campbell Soup Co.	402,061	13,115
*	Whole Foods Market Inc.	409,673	12,491
*	Energizer Holdings Inc.	188,061	12,476
	Estee Lauder Cos. Inc. Class A	328,744	12,190
	Church & Dwight Co. Inc.	204,864	11,624
*	Dr Pepper Snapple Group Inc.	370,296	10,646
*	Dean Foods Co.	526,196	9,361
	Coca-Cola Enterprises Inc.	426,984	9,142
*	Hansen Natural Corp.	224,651	8,254
	Alberto-Culver Co. Class B	257,663	7,132

	Flowers Foods Inc.	242,557	6,377
	Pepsi Bottling Group Inc.	152,708	5,565
	Mead Johnson Nutrition Co. Class A	100,951	4,554
	Brown-Forman Corp. Class B	81,095	3,910
	Hormel Foods Corp.	75,270	2,674
			2,136,520
Energy (6.6%)
	Schlumberger Ltd.	3,489,545	207,977
	Occidental Petroleum Corp.	827,519	64,878
	Anadarko Petroleum Corp.	946,462	59,372
*	Transocean Ltd.	608,094	52,010
*	Southwestern Energy Co.	1,002,349	42,780
*	Weatherford International Ltd.	2,036,127	42,209
	EOG Resources Inc.	474,437	39,620
	Noble Energy Inc.	505,488	33,342
	Hess Corp.	557,912	29,826
	Peabody Energy Corp.	779,627	29,018
*	National Oilwell Varco Inc.	609,699	26,296
*	Cameron International Corp.	632,719	23,929
	Consol Energy Inc.	526,734	23,761
	XTO Energy Inc.	562,055	23,224
	Range Resources Corp.	456,522	22,534
*	Ultra Petroleum Corp.	441,077	21,595
*	PetroHawk Energy Corp.	877,193	21,237
	Murphy Oil Corp.	343,525	19,777
	Diamond Offshore Drilling Inc.	202,814	19,373
*	FMC Technologies Inc.	360,372	18,826
	Noble Corp.	495,114	18,795
	Smith International Inc.	639,503	18,354
*	Alpha Natural Resources Inc.	349,532	12,269
	Helmerich & Payne Inc.	307,569	12,158
*	Plains Exploration & Production Co.	399,689	11,055
*	Denbury Resources Inc.	725,906	10,983
*	Oceaneering International Inc.	159,668	9,061
	ENSCO International Inc.	206,875	8,800
*	Nabors Industries Ltd.	412,837	8,628
*	Dresser-Rand Group Inc.	240,479	7,472
	Cabot Oil & Gas Corp.	150,933	5,396
*	EXCO Resources Inc.	261,726	4,892
*	Quicksilver Resources Inc.	344,657	4,891
*	SandRidge Energy Inc.	370,853	4,806
	Frontier Oil Corp.	305,206	4,248
*,^ Continental Resources Inc./OK		99,029	3,879
*	CNX Gas Corp.	87,923	2,699
	Massey Energy Co.	87,231	2,433
	Patterson-UTI Energy Inc.	156,051	2,356
			974,759
Financials (4.6%)
*	Berkshire Hathaway Inc. Class B	32,440	107,798
	Charles Schwab Corp.	2,874,220	55,041
	CME Group Inc.	174,193	53,685
	American Express Co.	1,532,526	51,953
	State Street Corp.	921,660	48,479
	Franklin Resources Inc.	473,311	47,615
	US Bancorp	1,936,750	42,337
	Northern Trust Corp.	626,485	36,436
	T Rowe Price Group Inc.	745,005	34,047

Public Storage	368,149	27,700
* IntercontinentalExchange Inc.	180,568	17,549
* TD Ameritrade Holding Corp.	765,979	15,029
BlackRock Inc.	61,862	13,413
Moody's Corp.	584,416	11,957
AON Corp.	254,361	10,350
Host Hotels & Resorts Inc.	864,031	10,170
Digital Realty Trust Inc.	210,954	9,643
Eaton Vance Corp.	322,776	9,035
Hudson City Bancorp Inc.	684,564	9,002
* Affiliated Managers Group Inc.	120,401	7,827
* CB Richard Ellis Group Inc. Class A	656,848	7,711
SEI Investments Co.	389,861	7,672
Brown & Brown Inc.	350,941	6,724
* NASDAQ OMX Group Inc.	267,891	5,639
Greenhill & Co. Inc.	57,400	5,142
* St Joe Co.	175,485	5,110
* Jefferies Group Inc.	149,428	4,069
Odyssey Re Holdings Corp.	30,640	1,986
TFS Financial Corp.	135,129	1,608
BOK Financial Corp.	34,454	1,596
Capitol Federal Financial	22,542	742
		667,065
Health Care (15.3%)
Johnson & Johnson	4,018,496	244,686
Abbott Laboratories	4,507,621	222,992
* Amgen Inc.	2,952,774	177,846
Schering-Plough Corp.	4,743,161	133,994
* Gilead Sciences Inc.	2,643,653	123,141
Medtronic Inc.	3,264,646	120,139
Baxter International Inc.	1,764,695	100,605
* Medco Health Solutions Inc.	1,406,923	77,817
* Celgene Corp.	1,342,538	75,048
* Express Scripts Inc.	751,399	58,294
Allergan Inc./United States	888,137	50,411
Becton Dickinson and Co.	698,673	48,732
McKesson Corp.	791,659	47,143
* Genzyme Corp.	786,838	44,637
* Biogen Idec Inc.	841,483	42,512
Stryker Corp.	868,584	39,460
* St Jude Medical Inc.	1,010,274	39,411
* Zimmer Holdings Inc.	627,242	33,526
* WellPoint Inc.	706,645	33,467
UnitedHealth Group Inc.	1,214,020	30,399
* Intuitive Surgical Inc.	110,383	28,948
Quest Diagnostics Inc./DE	459,480	23,980
* Life Technologies Corp.	509,382	23,712
CR Bard Inc.	289,704	22,774
* Laboratory Corp. of America Holdings	315,948	20,758
* DaVita Inc.	301,482	17,076
* Waters Corp.	281,226	15,709
* Varian Medical Systems Inc.	365,644	15,405
* Illumina Inc.	358,878	15,252
* Cerner Corp.	199,705	14,938
* Henry Schein Inc.	263,040	14,443
* Mylan Inc./PA	889,785	14,245
DENTSPLY International Inc.	411,578	14,216

	Beckman Coulter Inc.	198,121	13,658
*	Hospira Inc.	304,294	13,571
	Aetna Inc.	456,218	12,697
*	Cephalon Inc.	215,247	12,536
*	Vertex Pharmaceuticals Inc.	328,276	12,442
*	Hologic Inc.	748,352	12,228
*	Edwards Lifesciences Corp.	163,382	11,422
*	Millipore Corp.	161,704	11,373
*	Watson Pharmaceuticals Inc.	292,142	10,704
*	Alexion Pharmaceuticals Inc.	239,387	10,662
*	Covance Inc.	186,446	10,096
*	ResMed Inc.	219,886	9,939
*	Humana Inc.	247,395	9,228
*	Mettler-Toledo International Inc.	98,167	8,893
*,^ Idexx Laboratories Inc.		172,195	8,610
	IMS Health Inc.	530,201	8,139
	Perrigo Co.	228,651	7,772
*	Myriad Genetics Inc.	278,627	7,634
*	Patterson Cos. Inc.	266,907	7,273
*	Lincare Holdings Inc.	207,606	6,488
	Techne Corp.	103,275	6,460
*	Warner Chilcott PLC Class A	293,349	6,342
*	Gen-Probe Inc.	151,943	6,296
*	Kinetic Concepts Inc.	155,023	5,733
*	Amylin Pharmaceuticals Inc.	410,425	5,619
*	Endo Pharmaceuticals Holdings Inc.	222,239	5,029
	Pharmaceutical Product Development Inc.	200,941	4,409
*	Community Health Systems Inc.	134,994	4,310
*	Inverness Medical Innovations Inc.	108,966	4,220
*	Abraxis Bioscience Inc.	15,232	554
			2,240,053
Industrials (7.9%)
	United Parcel Service Inc. Class B	2,039,498	115,170
	Union Pacific Corp.	1,470,325	85,793
	Lockheed Martin Corp.	977,338	76,311
	FedEx Corp.	862,735	64,895
	Raytheon Co.	1,149,427	55,138
	Danaher Corp.	790,171	53,194
	Precision Castparts Corp.	408,519	41,616
	PACCAR Inc.	1,006,385	37,951
	CH Robinson Worldwide Inc.	494,134	28,536
	L-3 Communications Holdings Inc.	339,847	27,296
	Honeywell International Inc.	721,247	26,794
	Fluor Corp.	524,402	26,666
	Deere & Co.	616,285	26,451
	ITT Corp.	504,184	26,293
	Parker Hannifin Corp.	468,015	24,262
	Rockwell Collins Inc.	461,834	23,461
	Expeditors International of Washington Inc.	619,188	21,764
	Southwest Airlines Co.	2,160,249	20,738
*,^ First Solar Inc.		135,521	20,716
*	Delta Air Lines Inc.	2,249,091	20,152
*	McDermott International Inc.	666,555	16,844
*	Jacobs Engineering Group Inc.	359,987	16,541
	WW Grainger Inc.	181,476	16,217
	Flowserve Corp.	163,390	16,100
	Fastenal Co.	389,890	15,089

	Waste Management Inc.	477,194	14,230
*	Iron Mountain Inc.	530,891	14,154
	Roper Industries Inc.	264,146	13,466
*	Quanta Services Inc.	576,493	12,758
*	Foster Wheeler AG	368,761	11,767
	Dun & Bradstreet Corp.	155,132	11,685
*	Stericycle Inc.	235,266	11,399
	AMETEK Inc.	313,412	10,941
	Equifax Inc.	368,268	10,731
	Robert Half International Inc.	423,509	10,596
	JB Hunt Transport Services Inc.	257,537	8,275
*	Shaw Group Inc.	243,768	7,823
*	AMR Corp.	958,449	7,620
*	IHS Inc. Class A	147,068	7,520
*	AGCO Corp.	269,700	7,452
*	Alliant Techsystems Inc.	95,684	7,449
	Donaldson Co. Inc.	213,978	7,410
*	Navistar International Corp.	184,886	6,918
*	Aecom Technology Corp.	254,787	6,915
*	Copart Inc.	207,487	6,891
	Goodrich Corp.	126,558	6,877
*	FTI Consulting Inc.	149,787	6,382
*	Covanta Holding Corp.	361,460	6,145
*	Monster Worldwide Inc.	349,391	6,107
	MSC Industrial Direct Co. Class A	128,197	5,587
	Pall Corp.	171,562	5,538
	Joy Global Inc.	104,446	5,112
*,^ SunPower Corp. Class A		154,667	4,623
*	Kansas City Southern	173,378	4,593
*	Spirit Aerosystems Holdings Inc. Class A	195,896	3,538
*	SunPower Corp. Class B	122,499	3,091
	SPX Corp.	49,998	3,063
	Bucyrus International Inc. Class A	76,566	2,727
*	Hertz Global Holdings Inc.	184,286	1,996
			1,165,367
Information Technology (34.2%)
	Microsoft Corp.	23,361,462	604,828
*	Apple Inc.	2,601,957	482,325
	International Business Machines Corp.	3,854,068	460,985
*	Cisco Systems Inc.	16,822,787	396,008
*	Google Inc. Class A	703,165	348,664
	Hewlett-Packard Co.	6,974,966	329,288
	Oracle Corp.	11,627,877	242,325
	QUALCOMM Inc.	4,827,166	217,126
	Intel Corp.	5,701,375	111,576
*	EMC Corp./Massachusetts	5,871,256	100,046
	Visa Inc. Class A	1,309,914	90,528
*	Dell Inc.	5,121,596	78,156
*	eBay Inc.	3,189,771	75,311
	Corning Inc.	4,532,172	69,388
*	Yahoo! Inc.	3,867,151	68,874
*	Accenture PLC Class A	1,788,619	66,662
	Automatic Data Processing Inc.	1,463,203	57,504
	Texas Instruments Inc.	2,414,300	57,195
	Mastercard Inc. Class A	258,615	52,279
*	Adobe Systems Inc.	1,527,589	50,472
*	Juniper Networks Inc.	1,525,953	41,231

*	Symantec Corp.	2,394,070	39,430
	Western Union Co.	2,045,045	38,692
*	Broadcom Corp. Class A	1,253,355	38,466
	Applied Materials Inc.	2,519,716	33,764
*	Cognizant Technology Solutions Corp. Class A	851,843	32,932
*	Agilent Technologies Inc.	1,006,779	28,019
	Paychex Inc.	946,982	27,510
	CA Inc.	1,210,399	26,617
*	NetApp Inc.	970,345	25,889
*	Intuit Inc.	889,907	25,362
*	Marvell Technology Group Ltd.	1,532,413	24,810
*	Western Digital Corp.	649,955	23,743
*	Fiserv Inc.	453,659	21,866
*	Activision Blizzard Inc.	1,688,489	20,920
*	BMC Software Inc.	539,244	20,238
	Motorola Inc.	2,339,669	20,098
*	McAfee Inc.	453,033	19,838
*	Sun Microsystems Inc.	2,181,454	19,829
	Amphenol Corp. Class A	499,397	18,817
*	Salesforce.com Inc.	324,050	18,448
*	Electronic Arts Inc.	942,004	17,945
	Linear Technology Corp.	648,103	17,907
	Altera Corp.	855,645	17,549
	Maxim Integrated Products Inc.	889,037	16,127
*	Nvidia Corp.	1,035,545	15,564
*	Autodesk Inc.	652,200	15,522
*	Red Hat Inc.	551,187	15,235
	Analog Devices Inc.	552,176	15,229
*	Affiliated Computer Services Inc. Class A	265,416	14,378
*	SanDisk Corp.	661,661	14,358
	Seagate Technology	931,778	14,172
*	Teradata Corp.	503,762	13,864
*	Citrix Systems Inc.	343,000	13,456
*	VeriSign Inc.	562,505	13,326
*	Lam Research Corp.	368,726	12,596
*	FLIR Systems Inc.	437,296	12,231
	Global Payments Inc.	234,549	10,953
	Lender Processing Services Inc.	278,765	10,640
*	SAIC Inc.	606,200	10,633
*	Cree Inc.	281,589	10,348
*,^ Alliance Data Systems Corp.		169,315	10,342
*	Equinix Inc.	110,760	10,190
*	Akamai Technologies Inc.	504,128	9,921
*	ON Semiconductor Corp.	1,164,815	9,610
*	ANSYS Inc.	255,725	9,582
	National Semiconductor Corp.	669,779	9,558
	Harris Corp.	253,434	9,529
*	Sybase Inc.	242,561	9,436
*	Synopsys Inc.	420,377	9,425
*	Metavante Technologies Inc.	262,760	9,060
*	Hewitt Associates Inc. Class A	246,230	8,970
	Kla-Tencor Corp.	247,774	8,885
*	Brocade Communications Systems Inc.	1,128,783	8,872
*	Nuance Communications Inc.	577,615	8,641
^	Factset Research Systems Inc.	130,047	8,614
*	Trimble Navigation Ltd.	348,670	8,337
	Broadridge Financial Solutions Inc.	409,242	8,226
*	MEMC Electronic Materials Inc.	423,827	7,048

* Micron Technology Inc.	855,286	7,013
* Advanced Micro Devices Inc.	1,075,574	6,088
* VMware Inc. Class A	147,489	5,925
* Dolby Laboratories Inc. Class A	153,440	5,860
* DST Systems Inc.	116,091	5,201
* Novellus Systems Inc.	184,936	3,880
* LSI Corp.	661,628	3,632
* Cadence Design Systems Inc.	383,895	2,818
* Tellabs Inc.	382,817	2,649
* Avago Technologies Ltd.	137,181	2,342
* NCR Corp.	161,739	2,235
		5,019,981
Materials (3.7%)
Monsanto Co.	1,591,761	123,202
Freeport-McMoRan Copper & Gold Inc.	1,201,024	82,402
Praxair Inc.	896,870	73,265
Newmont Mining Corp.	1,397,114	61,501
Ecolab Inc.	689,631	31,882
Sigma-Aldrich Corp.	356,000	19,217
Air Products & Chemicals Inc.	214,119	16,611
Mosaic Co.	294,769	14,170
* Crown Holdings Inc.	466,660	12,693
CF Industries Holdings Inc.	134,046	11,559
Martin Marietta Materials Inc.	123,857	11,403
Weyerhaeuser Co.	308,286	11,299
Celanese Corp. Class A	418,571	10,464
Airgas Inc.	213,491	10,327
Terra Industries Inc.	290,886	10,085
* Pactiv Corp.	384,816	10,024
Nalco Holding Co.	402,966	8,257
Albemarle Corp.	213,484	7,387
Scotts Miracle-Gro Co. Class A	133,932	5,752
Walter Energy Inc.	77,127	4,632
FMC Corp.	70,534	3,968
Allegheny Technologies Inc.	89,839	3,143
Reliance Steel & Aluminum Co.	67,288	2,864
AK Steel Holding Corp.	111,345	2,197
		548,304
Telecommunication Services (0.7%)
* American Tower Corp. Class A	1,159,987	42,224
* Crown Castle International Corp.	848,144	26,598
* NII Holdings Inc.	483,620	14,499
* SBA Communications Corp. Class A	305,696	8,263
* MetroPCS Communications Inc.	718,367	6,724
* Leap Wireless International Inc.	179,715	3,513
* Level 3 Communications Inc.	2,370,262	3,295
Telephone & Data Systems Inc.	52,641	1,632
		106,748
Utilities (0.4%)
EQT Corp.	362,713	15,452
* AES Corp.	972,209	14,408
Questar Corp.	330,077	12,398
* Calpine Corp.	1,016,047	11,705
Allegheny Energy Inc.	321,171	8,517
		62,480
Total Common Stocks (Cost $13,372,844)		14,675,853

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1,2] Vanguard Market Liquidity Fund (Cost $55,880)	0.267%	55,879,884	55,880

Total Investments (100.4%) (Cost $13,428,724)			14,731,733
Other Assets and Liabilities-Net (-0.4%)[2]			(53,931)
Net Assets (100%)			14,677,802

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $43,801,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $45,141,000 of collateral received for securities on loan.

Growth Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2009, the cost of investment securities for tax purposes was $13,428,724,000. Net unrealized appreciation of investment securities for tax purposes was $1,303,009,000, consisting of unrealized gains of $2,201,907,000 on securities that had risen in value since their purchase and $898,898,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Small-Cap Index Fund

Schedule of Investments

As of September 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (14.7%)
*	Aeropostale Inc.	848,536	36,886
	Gannett Co. Inc.	2,924,535	36,586
	Tupperware Brands Corp.	787,913	31,453
	Jarden Corp.	1,105,106	31,020
*,^ Sirius XM Radio Inc.		48,533,050	30,818
*	DreamWorks Animation SKG Inc. Class A	852,209	30,313
*	Chico's FAS Inc.	2,230,135	28,992
	Phillips-Van Heusen Corp.	648,392	27,745
*	Career Education Corp.	1,132,925	27,621
*	WMS Industries Inc.	614,819	27,396
	RadioShack Corp.	1,574,372	26,087
*	Big Lots Inc.	1,038,791	25,991
*	Hanesbrands Inc.	1,191,524	25,499
*	Warnaco Group Inc.	575,874	25,258
*	Bally Technologies Inc.	650,839	24,973
*	Dick's Sporting Goods Inc.	1,096,705	24,566
	Gentex Corp.	1,732,301	24,512
*	Liberty Media Corp. - Capital	1,130,651	23,653
*	Office Depot Inc.	3,456,323	22,881
	Williams-Sonoma Inc.	1,130,322	22,866
*	J Crew Group Inc.	629,338	22,543
	Service Corp. International/US	3,157,549	22,134
*	Panera Bread Co. Class A	374,065	20,574
*	Tractor Supply Co.	406,644	19,690
*	Corinthian Colleges Inc.	1,039,997	19,302
	Jones Apparel Group Inc.	1,074,878	19,273
	John Wiley & Sons Inc. Class A	550,179	19,135
*	Carter's Inc.	713,221	19,043
*	Gymboree Corp.	367,193	17,765
*	Brink's Home Security Holdings Inc.	575,759	17,728
	KB Home	1,014,625	16,853
*	Fossil Inc.	586,700	16,692
	MDC Holdings Inc.	471,223	16,370
	Eastman Kodak Co.	3,374,695	16,131
*	Tempur-Pedic International Inc.	848,238	16,066
	Polaris Industries Inc.	389,587	15,887
	Hillenbrand Inc.	777,808	15,844
*	Rent-A-Center Inc./TX	830,648	15,683
	Men's Wearhouse Inc.	622,412	15,374
	Wolverine World Wide Inc.	618,782	15,371
^	Aaron's Inc.	577,014	15,233
*	Jack in the Box Inc.	718,163	14,715
*	TRW Automotive Holdings Corp.	871,614	14,600
	Sotheby's	843,089	14,526
	Thor Industries Inc.	453,517	14,036
*	Deckers Outdoor Corp.	164,694	13,974
*	Collective Brands Inc.	806,318	13,973
	New York Times Co. Class A	1,711,255	13,895
*	Scientific Games Corp. Class A	872,665	13,814

	Matthews International Corp. Class A	382,739	13,541
	Pool Corp.	608,431	13,519
	Meredith Corp.	451,022	13,504
*	Cheesecake Factory Inc.	718,411	13,305
	Brunswick Corp./DE	1,109,682	13,294
	Regal Entertainment Group Class A	1,064,007	13,109
	Choice Hotels International Inc.	418,722	13,006
*	Life Time Fitness Inc.	456,196	12,796
*	Coinstar Inc.	379,752	12,524
	Interactive Data Corp.	473,484	12,410
	Cooper Tire & Rubber Co.	704,598	12,387
	OfficeMax Inc.	959,915	12,076
*	Capella Education Co.	178,399	12,013
^	Buckle Inc.	347,727	11,871
*	AnnTaylor Stores Corp.	736,632	11,705
*,^ Under Armour Inc. Class A		419,898	11,686
*	Morningstar Inc.	239,932	11,651
*	Gaylord Entertainment Co.	578,165	11,621
*,^ Saks Inc.		1,698,036	11,581
*	Dana Holding Corp.	1,687,524	11,492
	Ryland Group Inc.	541,727	11,414
*,^ Blue Nile Inc.		182,317	11,326
	Bob Evans Farms Inc./DE	386,109	11,220
	Orient-Express Hotels Ltd. Class A	965,536	11,113
^	Barnes & Noble Inc.	500,017	11,110
*	Lululemon Athletica Inc.	486,022	11,057
*	Iconix Brand Group Inc.	877,476	10,942
*	Dress Barn Inc.	604,389	10,837
*	Valassis Communications Inc.	604,623	10,811
	Regis Corp.	696,484	10,796
*	Vail Resorts Inc.	320,485	10,749
*	JOS A Bank Clothiers Inc.	230,015	10,298
	American Greetings Corp. Class A	452,020	10,080
	Penske Auto Group Inc.	518,145	9,938
	Dillard's Inc. Class A	701,869	9,896
	Cracker Barrel Old Country Store Inc.	284,063	9,772
	International Speedway Corp. Class A	350,886	9,674
*	PF Chang's China Bistro Inc.	283,379	9,626
	Scholastic Corp.	393,274	9,572
*	Childrens Place Retail Stores Inc.	315,956	9,466
*	CTC Media Inc.	574,156	9,026
	National CineMedia Inc.	530,193	8,997
*	Lions Gate Entertainment Corp.	1,455,786	8,968
*	Buffalo Wild Wings Inc.	214,780	8,937
*	Jo-Ann Stores Inc.	332,704	8,926
*	HSN Inc.	531,687	8,656
*	99 Cents Only Stores	616,046	8,286
	Group 1 Automotive Inc.	302,719	8,128
	Unifirst Corp./MA	180,924	8,042
*	Sonic Corp.	725,280	8,022
*	True Religion Apparel Inc.	302,929	7,855
*	Tenneco Inc.	594,216	7,749
*	Pinnacle Entertainment Inc.	755,157	7,695
*	Boyd Gaming Corp.	703,260	7,687
*	Meritage Homes Corp.	374,636	7,605
*	Exide Technologies	948,693	7,561
*	Timberland Co. Class A	541,854	7,543
*	American Public Education Inc.	217,105	7,542

*	Steven Madden Ltd.	203,681	7,498
*	CEC Entertainment Inc.	289,725	7,492
	Monro Muffler Brake Inc.	231,132	7,348
*	Sally Beauty Holdings Inc.	1,031,041	7,331
*	Live Nation Inc.	894,276	7,324
*	Skechers U.S.A. Inc. Class A	421,431	7,223
	Harte-Hanks Inc.	520,020	7,192
*	Charming Shoppes Inc.	1,452,904	7,134
	Cato Corp. Class A	347,901	7,059
*	CROCS Inc.	1,054,961	7,015
	Columbia Sportswear Co.	170,343	7,011
*	Helen of Troy Ltd.	356,036	6,918
	Arbitron Inc.	333,178	6,917
	ArvinMeritor Inc.	883,917	6,912
*	Papa John's International Inc.	281,129	6,907
*	Texas Roadhouse Inc. Class A	649,323	6,896
*,^ Cabela's Inc.		506,019	6,750
	PEP Boys-Manny Moe & Jack	684,756	6,690
*	Hibbett Sports Inc.	359,514	6,554
	Finish Line Inc. Class A	639,544	6,498
*	Ruby Tuesday Inc.	759,819	6,398
*	Shuffle Master Inc.	675,613	6,364
*	Steiner Leisure Ltd.	174,027	6,223
*	Interval Leisure Group Inc.	496,684	6,199
	Stage Stores Inc.	477,782	6,192
	Callaway Golf Co.	810,183	6,166
*	Coldwater Creek Inc.	747,617	6,130
	CKE Restaurants Inc.	583,893	6,125
	Belo Corp. Class A	1,128,182	6,103
	Fred's Inc. Class A	478,723	6,094
	Liz Claiborne Inc.	1,197,096	5,902
*	Ticketmaster Entertainment Inc.	504,179	5,894
*,^ Fuel Systems Solutions Inc.		161,979	5,830
*	Genesco Inc.	242,046	5,826
	La-Z-Boy Inc.	647,866	5,604
*	Drew Industries Inc.	258,054	5,597
	PetMed Express Inc.	293,756	5,537
	Ethan Allen Interiors Inc.	327,825	5,409
*	Ulta Salon Cosmetics & Fragrance Inc.	326,912	5,397
	Winnebago Industries	365,956	5,383
	NutriSystem Inc.	347,970	5,310
	Stewart Enterprises Inc. Class A	1,010,423	5,285
*	Citi Trends Inc.	184,660	5,257
	National Presto Industries Inc.	60,449	5,229
	Sonic Automotive Inc. Class A	493,074	5,177
*	Asbury Automotive Group Inc.	404,401	5,128
	Ameristar Casinos Inc.	324,889	5,127
*	Jakks Pacific Inc.	351,412	5,032
*	Universal Technical Institute Inc.	252,604	4,976
	Modine Manufacturing Co.	536,262	4,971
*	Domino's Pizza Inc.	540,835	4,781
*	Standard Pacific Corp.	1,269,102	4,683
	DineEquity Inc.	188,273	4,660
	Churchill Downs Inc.	120,508	4,640
*	Peet's Coffee & Tea Inc.	162,459	4,586
*	Pre-Paid Legal Services Inc.	89,637	4,554
*	California Pizza Kitchen Inc.	287,353	4,488
*	Quiksilver Inc.	1,610,317	4,428

*	Pier 1 Imports Inc.	1,138,376	4,406
*	Wet Seal Inc. Class A	1,159,107	4,381
*	Zumiez Inc.	265,236	4,353
	Brown Shoe Co. Inc.	539,317	4,325
*	Ascent Media Corp. Class A	168,872	4,323
	Cinemark Holdings Inc.	412,576	4,274
*	RCN Corp.	458,442	4,264
*	Pacific Sunwear Of California	827,332	4,261
	American Axle & Manufacturing Holdings Inc.	594,475	4,209
*	HOT Topic Inc.	553,409	4,145
*	Stein Mart Inc.	322,605	4,100
	Superior Industries International Inc.	285,250	4,051
*	hhgregg Inc.	237,424	4,022
	World Wrestling Entertainment Inc. Class A	285,070	3,994
*	Red Robin Gourmet Burgers Inc.	195,141	3,985
*	Maidenform Brands Inc.	247,457	3,974
*	Shutterfly Inc.	237,943	3,957
	Big 5 Sporting Goods Corp.	257,498	3,888
*	Lincoln Educational Services Corp.	169,436	3,877
*	RC2 Corp.	262,613	3,742
*	Knology Inc.	382,963	3,734
*	Lumber Liquidators Inc.	169,361	3,673
*	Steak N Shake Co.	307,116	3,615
*,^ K12 Inc.		218,684	3,604
*	CKX Inc.	533,390	3,579
*	Grand Canyon Education Inc.	200,552	3,576
*	Volcom Inc.	214,675	3,538
*	BJ's Restaurants Inc.	235,618	3,532
*	Core-Mark Holding Co. Inc.	122,766	3,511
*	Universal Electronics Inc.	171,574	3,504
*	Dolan Media Co.	282,565	3,388
	Marcus Corp.	263,538	3,371
	Oxford Industries Inc.	170,250	3,354
	Ambassadors Group Inc.	213,098	3,335
	Movado Group Inc.	223,256	3,244
*	Warner Music Group Corp.	583,482	3,227
*	Denny's Corp.	1,208,735	3,215
*	Smith & Wesson Holding Corp.	597,008	3,122
^	Sturm Ruger & Co. Inc.	239,909	3,104
	Christopher & Banks Corp.	450,737	3,051
	Blyth Inc.	78,438	3,038
*	America's Car-Mart Inc.	126,046	3,019
*	M/I Homes Inc.	219,917	2,989
	K-Swiss Inc. Class A	336,895	2,961
*,^ Overstock.com Inc.		200,706	2,944
*	DSW Inc. Class A	183,672	2,933
*	Orbitz Worldwide Inc.	471,688	2,915
*	Mediacom Communications Corp. Class A	506,012	2,915
	Talbots Inc.	313,915	2,897
*	iRobot Corp.	235,079	2,894
*	Zale Corp.	401,253	2,869
*	EW Scripps Co. Class A	370,873	2,782
*	Furniture Brands International Inc.	491,017	2,715
	Speedway Motorsports Inc.	188,017	2,706
*	AFC Enterprises Inc.	317,625	2,674
*,^ Beazer Homes USA Inc.		470,446	2,630
*	Tween Brands Inc.	312,376	2,621
*	Isle of Capri Casinos Inc.	220,183	2,596

*	Haverty Furniture Cos. Inc.	218,054	2,575
*	Krispy Kreme Doughnuts Inc.	720,955	2,574
*,^ Hovnanian Enterprises Inc. Class A		669,614	2,571
*	FGX International Holdings Ltd.	180,913	2,524
	Bebe Stores Inc.	326,859	2,406
*	O'Charleys Inc.	255,548	2,394
*	Dorman Products Inc.	155,676	2,338
*	Borders Group Inc.	746,292	2,321
	Weyco Group Inc.	92,717	2,123
*	Martha Stewart Living Omnimedia Class A	336,308	2,105
	Sinclair Broadcast Group Inc. Class A	568,158	2,034
	Spartan Motors Inc.	390,215	2,006
*	Retail Ventures Inc.	366,208	1,930
	CSS Industries Inc.	96,621	1,910
	Journal Communications Inc. Class A	515,882	1,898
*	Unifi Inc.	585,952	1,875
*	Sealy Corp.	580,066	1,856
	Jackson Hewitt Tax Service Inc.	362,882	1,851
*	Morgans Hotel Group Co.	334,947	1,815
*	Leapfrog Enterprises Inc.	437,945	1,800
*	New York & Co. Inc.	341,909	1,751
*	LIN TV Corp. Class A	349,142	1,651
*	Fisher Communications Inc.	87,906	1,598
*	Stamps.com Inc.	162,970	1,507
*	Landry's Restaurants Inc.	141,443	1,485
*,^ Conn's Inc.		126,598	1,429
*,^ Blockbuster Inc. Class A		1,320,939	1,413
*	American Apparel Inc.	401,629	1,410
*	Gaiam Inc. Class A	198,428	1,385
*	Monarch Casino & Resort Inc.	121,333	1,306
	Kenneth Cole Productions Inc. Class A	117,626	1,180
*	Outdoor Channel Holdings Inc.	177,074	1,158
*	1-800-Flowers.com Inc. Class A	332,324	1,147
*	Systemax Inc.	91,935	1,115
	Dover Downs Gaming & Entertainment Inc.	183,967	1,049
*	Build-A-Bear Workshop Inc.	198,469	967
*,^ Brookfield Homes Corp.		136,794	914
*,^ Raser Technologies Inc.		542,853	831
	Marine Products Corp.	137,079	758
*	Blockbuster Inc. Class B	910,688	546
*	Town Sports International Holdings Inc.	183,618	461
*	Crown Media Holdings Inc. Class A	187,011	292
*	Charlotte Russe Holding Inc.	95	2
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	7,748	—
			2,264,874
Consumer Staples (3.4%)
*,^ Green Mountain Coffee Roasters Inc.		430,105	31,759
	Del Monte Foods Co.	2,487,466	28,805
*	NBTY Inc.	700,341	27,719
	Corn Products International Inc.	938,290	26,760
	Herbalife Ltd.	774,269	25,350
*	BJ's Wholesale Club Inc.	688,090	24,923
*	Central European Distribution Corp.	634,569	20,788
	Casey's General Stores Inc.	639,356	20,063
*,^ Chattem Inc.		220,030	14,612
*	TreeHouse Foods Inc.	396,906	14,158
	Ruddick Corp.	519,038	13,817
	Universal Corp./VA	314,533	13,154

*	Rite Aid Corp.	7,803,037	12,797
	Lancaster Colony Corp.	246,286	12,627
*	United Natural Foods Inc.	512,996	12,271
	Nu Skin Enterprises Inc. Class A	635,974	11,785
*	Bare Escentuals Inc.	808,886	9,618
*	Hain Celestial Group Inc.	486,077	9,318
*	Chiquita Brands International Inc.	560,613	9,060
*	Winn-Dixie Stores Inc.	685,024	8,988
	Vector Group Ltd.	570,760	8,892
	Lance Inc.	321,481	8,301
	Sanderson Farms Inc.	217,196	8,175
	J&J Snack Foods Corp.	185,045	7,992
	Andersons Inc.	217,707	7,663
*	Darling International Inc.	1,034,912	7,607
*	American Italian Pasta Co.	263,894	7,173
	Diamond Foods Inc.	207,511	6,582
	Tootsie Roll Industries Inc.	275,744	6,557
*	Central Garden and Pet Co. Class A	574,094	6,275
*,^ Heckmann Corp.		1,315,740	6,026
	WD-40 Co.	197,315	5,604
	Weis Markets Inc.	152,487	4,872
*	Alliance One International Inc.	1,063,055	4,762
	B&G Foods Inc. Class A	576,607	4,722
*	Smart Balance Inc.	749,689	4,603
*	Boston Beer Co. Inc. Class A	121,421	4,502
*	Pantry Inc.	283,141	4,440
	Nash Finch Co.	161,267	4,409
	Cal-Maine Foods Inc.	161,672	4,328
	Spartan Stores Inc.	279,266	3,946
*,^ Great Atlantic & Pacific Tea Co.		436,641	3,890
*,^ American Oriental Bioengineering Inc.		788,383	3,832
*	Elizabeth Arden Inc.	306,539	3,608
	Pricesmart Inc.	186,182	3,491
*	Prestige Brands Holdings Inc.	471,873	3,322
*	American Dairy Inc.	109,119	3,091
	Coca-Cola Bottling Co. Consolidated	58,503	2,833
*	Central Garden and Pet Co.	234,923	2,760
*	USANA Health Sciences Inc.	77,163	2,632
	Calavo Growers Inc.	135,797	2,577
	Inter Parfums Inc.	188,251	2,299
	Ingles Markets Inc. Class A	145,076	2,297
	Village Super Market Inc. Class A	65,088	1,918
	Arden Group Inc.	15,795	1,887
	Farmer Bros Co.	91,023	1,884
*	National Beverage Corp.	145,323	1,673
	Alico Inc.	46,713	1,373
*	Susser Holdings Corp.	107,637	1,353
*	Revlon Inc. Class A	212,826	1,034
*,^ Star Scientific Inc.		895,116	832
			524,389
Energy (5.8%)
*	Whiting Petroleum Corp.	639,602	36,828
*	Concho Resources Inc./Midland TX	805,750	29,265
	Southern Union Co.	1,404,545	29,201
	Core Laboratories NV	274,341	28,282
*	Atwood Oceanics Inc.	726,741	25,632
	St Mary Land & Exploration Co.	785,153	25,486
*	Encore Acquisition Co.	663,800	24,826

*	Unit Corp.	568,261	23,441
*	Comstock Resources Inc.	584,325	23,420
*	Superior Energy Services Inc.	983,256	22,143
*	Oil States International Inc.	623,370	21,899
*	SEACOR Holdings Inc.	241,167	19,686
*	Dril-Quip Inc.	392,736	19,495
*	Mariner Energy Inc.	1,262,080	17,896
*	Exterran Holdings Inc.	745,910	17,708
*	Helix Energy Solutions Group Inc.	1,175,925	17,615
*	Arena Resources Inc.	480,504	17,058
	World Fuel Services Corp.	352,136	16,927
*	Bill Barrett Corp.	514,715	16,878
	Holly Corp.	535,903	13,730
*	Key Energy Services Inc.	1,555,019	13,529
	Penn Virginia Corp.	571,117	13,084
	CARBO Ceramics Inc.	248,678	12,819
*	Atlas Energy Inc.	470,344	12,732
*,^ Patriot Coal Corp.		1,077,005	12,666
	Berry Petroleum Co. Class A	457,700	12,257
*	Global Industries Ltd.	1,289,107	12,247
	Overseas Shipholding Group Inc.	320,885	11,991
*	Cal Dive International Inc.	1,169,447	11,566
*	NATCO Group Inc.	250,296	11,083
*	Swift Energy Co.	460,360	10,901
*	Bristow Group Inc.	348,261	10,340
*,^ ATP Oil & Gas Corp.		566,589	10,136
	Lufkin Industries Inc.	186,753	9,932
*	Rosetta Resources Inc.	657,304	9,656
*	Tetra Technologies Inc.	946,423	9,171
*	Brigham Exploration Co.	989,474	8,984
*	Complete Production Services Inc.	773,749	8,743
*	Carrizo Oil & Gas Inc.	351,453	8,607
*	Gulfmark Offshore Inc.	259,743	8,504
*	Stone Energy Corp.	502,101	8,189
*	Contango Oil & Gas Co.	159,402	8,139
*	Hornbeck Offshore Services Inc.	293,777	8,097
*	Parker Drilling Co.	1,459,422	7,968
*	Goodrich Petroleum Corp.	307,768	7,944
*	Enbridge Energy Management LLC	171,734	7,743
*	Willbros Group Inc.	496,252	7,558
*	McMoRan Exploration Co.	962,374	7,266
*	Hercules Offshore Inc.	1,420,152	6,973
*	BPZ Resources Inc.	891,871	6,707
*	International Coal Group Inc.	1,648,348	6,643
*	James River Coal Co.	346,984	6,631
*	USEC Inc.	1,412,438	6,624
*,^ Clean Energy Fuels Corp.		404,711	5,832
	W&T Offshore Inc.	429,518	5,030
	General Maritime Corp.	619,071	4,792
*	Pioneer Drilling Co.	632,831	4,645
*	Seahawk Drilling Inc.	145,888	4,536
*	Petroquest Energy Inc.	689,375	4,474
*	Petroleum Development Corp.	234,494	4,376
*	Western Refining Inc.	670,077	4,322
*,^ GMX Resources Inc.		269,391	4,232
*	CVR Energy Inc.	325,851	4,054
*	ION Geophysical Corp.	1,131,732	3,984
	RPC Inc.	370,895	3,887

*	Delta Petroleum Corp.	2,075,650	3,632
*	Newpark Resources Inc.	1,118,303	3,590
*	Matrix Service Co.	328,724	3,573
*	Oilsands Quest Inc.	3,040,542	3,436
*	Venoco Inc.	296,306	3,410
	Vaalco Energy Inc.	734,951	3,381
*,^ Allis-Chalmers Energy Inc.		761,986	3,322
*	Tesco Corp.	402,021	3,208
*	PHI Inc.	156,752	3,179
*	T-3 Energy Services Inc.	158,244	3,117
*	Gulfport Energy Corp.	349,018	3,050
	Gulf Island Fabrication Inc.	161,743	3,031
*	Clayton Williams Energy Inc.	99,007	2,982
*	Dawson Geophysical Co.	98,015	2,684
	Crosstex Energy Inc.	497,076	2,625
*	Rex Energy Corp.	300,187	2,507
*	Basic Energy Services Inc.	281,321	2,388
*	Northern Oil And Gas Inc.	277,790	2,333
*	Harvest Natural Resources Inc.	413,556	2,122
*	Bronco Drilling Co. Inc.	323,808	2,121
*	Warren Resources Inc.	705,697	2,089
*,^ Cheniere Energy Inc.		676,649	1,983
*	Superior Well Services Inc.	196,012	1,897
*	Endeavour International Corp.	1,394,642	1,688
*	OYO Geospace Corp.	59,514	1,537
	Delek US Holdings Inc.	168,761	1,446
*	Approach Resources Inc.	157,618	1,431
	Alon USA Energy Inc.	118,364	1,175
*,^ Sulphco Inc.		847,741	1,161
			891,108
Financials (20.8%)
	Genworth Financial Inc. Class A	6,055,580	72,364
*,^ American International Group Inc.		1,523,405	67,197
	SL Green Realty Corp.	934,292	40,969
*	MSCI Inc. Class A	1,259,327	37,301
	Mack-Cali Realty Corp.	965,300	31,208
	Waddell & Reed Financial Inc.	1,082,631	30,801
	Arthur J Gallagher & Co.	1,260,876	30,728
	Senior Housing Properties Trust	1,597,681	30,532
^	Alexandria Real Estate Equities Inc.	546,441	29,699
	Chimera Investment Corp.	7,655,436	29,244
	Highwoods Properties Inc.	879,645	27,665
	Aspen Insurance Holdings Ltd.	1,043,120	27,611
	First Niagara Financial Group Inc.	2,236,084	27,571
	Essex Property Trust Inc.	345,464	27,492
	MFA Financial Inc.	3,432,072	27,319
	Assured Guaranty Ltd.	1,384,717	26,891
	Corporate Office Properties Trust SBI/MD	721,836	26,621
	Hanover Insurance Group Inc.	643,067	26,578
*	AmeriCredit Corp.	1,670,993	26,385
	Allied World Assurance Co. Holdings Ltd.	529,864	25,396
	Bank of Hawaii Corp.	601,273	24,977
	StanCorp Financial Group Inc.	616,501	24,888
	Jones Lang LaSalle Inc.	519,597	24,613
*	Knight Capital Group Inc. Class A	1,110,958	24,163
	Taubman Centers Inc.	668,295	24,112
	Washington Federal Inc.	1,372,264	23,136
*	E*Trade Financial Corp.	13,215,184	23,127

	Platinum Underwriters Holdings Ltd.	643,564	23,065
	Bancorpsouth Inc.	943,393	23,028
	Protective Life Corp.	1,050,742	22,507
	Endurance Specialty Holdings Ltd.	614,648	22,416
	Apartment Investment & Management Co.	1,473,561	21,735
	National Retail Properties Inc.	1,005,483	21,588
*,^ Federal National Mortgage Assn.		13,935,354	21,182
	HRPT Properties Trust	2,814,558	21,165
	Washington Real Estate Investment Trust	732,824	21,105
	Valley National Bancorp	1,694,713	20,828
*	ProAssurance Corp.	395,659	20,649
	Synovus Financial Corp.	5,438,830	20,396
	BRE Properties Inc.	644,767	20,181
	FirstMerit Corp.	1,040,983	19,810
	Apollo Investment Corp.	2,016,215	19,255
	Westamerica Bancorporation	367,431	19,106
	Forest City Enterprises Inc. Class A	1,424,085	19,040
	Tanger Factory Outlet Centers	500,769	18,699
*	Stifel Financial Corp.	340,211	18,678
	Prosperity Bancshares Inc.	522,043	18,162
*	SVB Financial Group	414,922	17,954
	Home Properties Inc.	414,139	17,845
*	Alleghany Corp.	68,773	17,816
	American Campus Communities Inc.	640,143	17,188
	Brandywine Realty Trust	1,551,442	17,128
	BioMed Realty Trust Inc.	1,233,473	17,022
	Montpelier Re Holdings Ltd.	1,031,692	16,837
	Omega Healthcare Investors Inc.	1,036,569	16,606
	Fulton Financial Corp.	2,208,533	16,255
*	MBIA Inc.	2,092,233	16,236
	Mid-America Apartment Communities Inc.	355,047	16,023
	Developers Diversified Realty Corp.	1,708,426	15,786
	Healthcare Realty Trust Inc.	745,892	15,761
	LaSalle Hotel Properties	797,797	15,685
	UMB Financial Corp.	384,282	15,540
	Equity Lifestyle Properties Inc.	357,591	15,301
*	Investment Technology Group Inc.	546,079	15,247
	CBL & Associates Properties Inc.	1,548,493	15,020
	Entertainment Properties Trust	439,651	15,010
	Ares Capital Corp.	1,360,678	14,995
	Douglas Emmett Inc.	1,220,422	14,987
*,^ Federal Home Loan Mortgage Corp.		8,154,558	14,678
	Kilroy Realty Corp.	526,432	14,603
	Zenith National Insurance Corp.	469,815	14,517
*	Signature Bank/New York NY	500,310	14,509
	Erie Indemnity Co. Class A	386,987	14,497
	Potlatch Corp.	500,165	14,230
	CapitalSource Inc.	3,227,132	14,006
	Redwood Trust Inc.	899,648	13,945
	Hatteras Financial Corp.	455,357	13,652
	Delphi Financial Group Inc.	599,815	13,574
*	PHH Corp.	684,018	13,571
*	Argo Group International Holdings Ltd.	387,829	13,062
	Max Capital Group Ltd.	605,758	12,945
	NewAlliance Bancshares Inc.	1,209,202	12,938
	DCT Industrial Trust Inc.	2,523,584	12,896
*	KBW Inc.	394,443	12,709
	PrivateBancorp Inc.	513,016	12,548

	Wilmington Trust Corp.	872,002	12,382
	PS Business Parks Inc.	240,117	12,323
	Unitrin Inc.	628,209	12,244
*	Conseco Inc.	2,324,152	12,225
	RLI Corp.	231,085	12,197
	MB Financial Inc.	579,847	12,159
	EastGroup Properties Inc.	317,170	12,122
	Old National Bancorp/IN	1,062,356	11,898
*	Piper Jaffray Cos.	247,506	11,811
	Trustmark Corp.	613,348	11,684
*,^ MGIC Investment Corp.		1,573,947	11,663
	Franklin Street Properties Corp.	888,134	11,635
	Glacier Bancorp Inc.	773,872	11,562
^	American Capital Ltd.	3,552,010	11,473
	Astoria Financial Corp.	1,036,886	11,447
	Hancock Holding Co.	299,996	11,271
	Cash America International Inc.	371,536	11,206
	Tower Group Inc.	458,046	11,172
	Capstead Mortgage Corp.	799,094	11,115
	Umpqua Holdings Corp.	1,047,853	11,107
*	DiamondRock Hospitality Co.	1,358,008	11,000
	Radian Group Inc.	1,030,421	10,902
	Extra Space Storage Inc.	1,032,123	10,889
	Iberiabank Corp.	238,881	10,883
	Post Properties Inc.	602,588	10,847
	International Bancshares Corp.	647,080	10,554
	Selective Insurance Group	664,512	10,453
	First Financial Bankshares Inc.	209,125	10,343
*	Ocwen Financial Corp.	901,194	10,202
	United Bankshares Inc.	518,440	10,156
*	Interactive Brokers Group Inc.	509,335	10,121
	Sovran Self Storage Inc.	332,021	10,103
	Anworth Mortgage Asset Corp.	1,278,248	10,073
*	Navigators Group Inc.	180,939	9,952
	FNB Corp./PA	1,392,941	9,904
	NBT Bancorp Inc.	431,043	9,716
	Popular Inc.	3,372,387	9,544
	optionsXpress Holdings Inc.	545,678	9,429
*	MF Global Ltd.	1,284,100	9,335
	National Health Investors Inc.	294,938	9,335
	Employers Holdings Inc.	587,015	9,087
	National Penn Bancshares Inc.	1,462,257	8,934
	First Citizens BancShares Inc./NC Class A	54,942	8,741
*,^ Portfolio Recovery Associates Inc.		192,781	8,739
	Cousins Properties Inc.	1,053,705	8,725
^	Equity One Inc.	542,769	8,505
	Wintrust Financial Corp.	301,509	8,430
	Inland Real Estate Corp.	952,682	8,346
	Webster Financial Corp.	664,998	8,293
*	Pico Holdings Inc.	247,855	8,266
	Park National Corp.	140,263	8,183
	Whitney Holding Corp./LA	848,527	8,095
	CVB Financial Corp.	1,037,666	7,876
	Medical Properties Trust Inc.	1,007,174	7,866
	Financial Federal Corp.	308,889	7,623
	Alexander's Inc.	25,653	7,590
	Community Bank System Inc.	412,067	7,528
	East West Bancorp Inc.	906,226	7,522

	Sterling Bancshares Inc./TX	1,013,133	7,406
*	Forestar Group Inc.	428,295	7,358
	Infinity Property & Casualty Corp.	172,684	7,336
	Brookline Bancorp Inc.	742,222	7,214
	Investors Real Estate Trust	797,902	7,213
	Acadia Realty Trust	473,708	7,139
*	Texas Capital Bancshares Inc.	418,113	7,041
	Provident Financial Services Inc.	677,784	6,974
*	Hilltop Holdings Inc.	567,456	6,957
*	Investors Bancorp Inc.	654,386	6,943
	Allied Capital Corp.	2,248,548	6,903
	First Midwest Bancorp Inc./IL	611,965	6,897
	Horace Mann Educators Corp.	493,196	6,890
	DuPont Fabros Technology Inc.	510,220	6,801
	First Financial Bancorp	560,333	6,752
	PacWest Bancorp	351,833	6,702
	Sunstone Hotel Investors Inc.	912,337	6,478
	Colonial Properties Trust	663,278	6,454
	GFI Group Inc.	890,869	6,441
^	Prospect Capital Corp.	597,016	6,394
	Susquehanna Bancshares Inc.	1,085,451	6,393
	LTC Properties Inc.	262,409	6,308
	U-Store-It Trust	1,004,099	6,276
*	Ezcorp Inc. Class A	459,234	6,273
*	Broadpoint Gleacher Securities Inc.	737,985	6,155
	Ambac Financial Group Inc.	3,616,710	6,076
	American Capital Agency Corp.	212,513	6,046
	Trustco Bank Corp. NY	958,883	5,993
	City Holding Co.	200,801	5,986
^	CIT Group Inc.	4,892,250	5,920
	Chemical Financial Corp.	270,752	5,900
	Getty Realty Corp.	233,852	5,739
*	Riskmetrics Group Inc.	387,666	5,668
	Lexington Realty Trust	1,109,860	5,660
	Harleysville Group Inc.	176,765	5,595
	Columbia Banking System Inc.	337,654	5,588
	Northwest Bancorp Inc.	244,419	5,583
	Safety Insurance Group Inc.	168,647	5,552
	First Commonwealth Financial Corp.	963,476	5,473
	Flagstone Reinsurance Holdings Ltd.	481,034	5,426
	Saul Centers Inc.	168,693	5,415
	Parkway Properties Inc./Md	272,348	5,365
	National Western Life Insurance Co. Class A	30,188	5,313
	Boston Private Financial Holdings Inc.	810,460	5,276
*,^ United Community Banks Inc./GA		1,053,648	5,268
	Independent Bank Corp./Rockland MA	236,939	5,243
	BlackRock Kelso Capital Corp.	700,128	5,195
	Evercore Partners Inc. Class A	177,698	5,192
	Home Bancshares Inc./Conway AR	234,848	5,148
	United Fire & Casualty Co.	284,804	5,098
	Cohen & Steers Inc.	212,330	5,096
	Meadowbrook Insurance Group Inc.	686,163	5,078
*	First Cash Financial Services Inc.	294,753	5,049
*	Greenlight Capital Re Ltd. Class A	264,311	4,969
	Bank Mutual Corp.	559,977	4,950
*	Dollar Financial Corp.	302,861	4,852
	Fifth Street Finance Corp.	443,763	4,850
*	Pinnacle Financial Partners Inc.	380,030	4,830

	Sun Communities Inc.	222,426	4,787
	Phoenix Cos. Inc.	1,453,739	4,725
	Duff & Phelps Corp. Class A	245,022	4,695
	Universal Health Realty Income Trust	142,037	4,623
*,^ World Acceptance Corp.		183,298	4,621
*	MarketAxess Holdings Inc.	379,184	4,569
	Cathay General Bancorp	561,215	4,540
	National Financial Partners Corp.	517,165	4,510
	Bank of the Ozarks Inc.	169,800	4,505
*	Nelnet Inc. Class A	361,501	4,497
	SWS Group Inc.	311,128	4,480
	SCBT Financial Corp.	159,147	4,472
	American Equity Investment Life Holding Co.	635,529	4,461
	PMI Group Inc.	1,035,081	4,399
	WesBanco Inc.	283,867	4,389
*,^ Credit Acceptance Corp.		135,710	4,369
	Hercules Technology Growth Capital Inc.	444,750	4,367
*	Western Alliance Bancorp	687,360	4,337
	Provident New York Bancorp	451,987	4,316
	Community Trust Bancorp Inc.	162,152	4,244
	StellarOne Corp.	285,860	4,216
*	Tejon Ranch Co.	160,461	4,121
*	AMERISAFE Inc.	237,157	4,091
	Simmons First National Corp. Class A	141,094	4,065
	OneBeacon Insurance Group Ltd. Class A	293,767	4,036
	Walter Investment Management Corp.	249,741	4,001
	First Potomac Realty Trust	345,738	3,997
	Education Realty Trust Inc.	668,820	3,966
	Univest Corp. of Pennsylvania	181,378	3,930
	Flushing Financial Corp.	340,993	3,887
	Compass Diversified Holdings	368,790	3,861
*	eHealth Inc.	265,035	3,848
	S&T Bancorp Inc.	296,212	3,839
	Amtrust Financial Services Inc.	336,187	3,836
*,^ iStar Financial Inc.		1,255,091	3,815
	First Financial Corp./IN	123,697	3,790
	Berkshire Hills Bancorp Inc.	172,521	3,785
*	Beneficial Mutual Bancorp Inc.	413,271	3,773
	Ashford Hospitality Trust Inc.	1,081,813	3,743
	Renasant Corp.	251,858	3,740
	Tompkins Financial Corp.	85,442	3,734
^	First Industrial Realty Trust Inc.	706,556	3,709
	FelCor Lodging Trust Inc.	814,166	3,688
	Oriental Financial Group Inc.	290,284	3,687
	American Physicians Capital Inc.	127,252	3,666
^	Pennsylvania Real Estate Investment Trust	480,607	3,657
	Cedar Shopping Centers Inc.	566,946	3,657
*	CNA Surety Corp.	222,742	3,608
	Southside Bancshares Inc.	159,230	3,586
	Suffolk Bancorp	120,935	3,581
	FBL Financial Group Inc. Class A	184,005	3,575
	State Auto Financial Corp.	199,377	3,575
	Arrow Financial Corp.	130,086	3,550
	Dime Community Bancshares	302,912	3,462
*	TradeStation Group Inc.	423,657	3,453
	First Bancorp/Troy NC	188,604	3,404
*,^ Citizens Inc./TX		531,504	3,370
	Sandy Spring Bancorp Inc.	206,985	3,370

SY Bancorp Inc.	144,635	3,340
* FBR Capital Markets Corp.	553,918	3,285
TowneBank/Portsmouth VA	256,955	3,276
Ramco-Gershenson Properties Trust	367,153	3,275
Northfield Bancorp Inc.	255,674	3,273
Calamos Asset Management Inc. Class A	246,960	3,225
First Financial Holdings Inc.	200,254	3,198
Washington Trust Bancorp Inc.	181,085	3,173
* FPIC Insurance Group Inc.	93,979	3,153
* SeaBright Insurance Holdings Inc.	273,038	3,118
Kite Realty Group Trust	746,730	3,114
Lakeland Financial Corp.	148,195	3,060
* United America Indemnity Ltd. Class A	411,630	3,042
First Bancorp/Puerto Rico	989,522	3,018
Camden National Corp.	91,308	3,017
Westfield Financial Inc.	352,900	2,989
Urstadt Biddle Properties Inc. Class A	204,768	2,988
Glimcher Realty Trust	813,469	2,985
GAMCO Investors Inc.	65,244	2,982
1st Source Corp.	182,378	2,973
South Financial Group Inc.	2,018,011	2,966
Presidential Life Corp.	279,078	2,891
Bancfirst Corp.	76,875	2,839
NorthStar Realty Finance Corp.	798,720	2,804
Cardinal Financial Corp.	338,009	2,782
Trico Bancshares	168,711	2,767
Harleysville National Corp.	516,513	2,753
Kearny Financial Corp.	262,321	2,733
Union Bankshares Corp./VA	218,883	2,725
Stewart Information Services Corp.	216,237	2,675
Danvers Bancorp Inc.	196,681	2,673
Consolidated-Tomoka Land Co.	68,666	2,630
Advance America Cash Advance Centers Inc.	465,707	2,608
Great Southern Bancorp Inc.	109,468	2,596
Republic Bancorp Inc./KY Class A	128,137	2,558
First Mercury Financial Corp.	191,864	2,556
Capital Southwest Corp.	32,942	2,528
Westwood Holdings Group Inc.	72,400	2,512
Southwest Bancorp Inc./Stillwater OK	174,204	2,446
Strategic Hotels & Resorts Inc.	942,709	2,442
CAPLEASE INC.	604,156	2,435
MVC Capital Inc.	274,629	2,411
^ First Busey Corp.	510,875	2,401
Student Loan Corp.	50,430	2,340
Donegal Group Inc. Class A	151,033	2,332
BankFinancial Corp.	243,017	2,328
Baldwin & Lyons Inc.	98,797	2,317
First Community Bancshares Inc./VA	183,527	2,316
* Altisource Portfolio Solutions SA	158,118	2,283
RAIT Financial Trust	773,282	2,273
ESSA Bancorp Inc.	172,069	2,273
BGC Partners Inc. Class A	510,194	2,184
United Financial Bancorp Inc.	186,114	2,155
* LaBranche & Co. Inc.	624,929	2,125
Heartland Financial USA Inc.	143,134	2,111
WSFS Financial Corp.	77,867	2,074
Lakeland Bancorp Inc.	268,474	2,014
ViewPoint Financial Group	141,305	1,984

	NGP Capital Resources Co.	272,209	1,976
*	Avatar Holdings Inc.	103,137	1,960
	Nara Bancorp Inc.	280,326	1,948
	Hersha Hospitality Trust	622,483	1,930
	CoBiz Financial Inc.	386,918	1,927
	Abington Bancorp Inc.	246,483	1,908
	Oritani Financial Corp.	139,561	1,904
	Capital City Bank Group Inc.	128,899	1,830
	Kansas City Life Insurance Co.	57,577	1,793
*	First Marblehead Corp.	810,125	1,782
	Wilshire Bancorp Inc.	240,678	1,767
	First Merchants Corp.	253,295	1,765
	Ames National Corp.	71,260	1,718
*	Penson Worldwide Inc.	174,879	1,703
^	Life Partners Holdings Inc.	93,602	1,675
	Citizens & Northern Corp.	112,725	1,667
	Winthrop Realty Trust	168,646	1,643
	MainSource Financial Group Inc.	240,646	1,636
*	FCStone Group Inc.	334,937	1,614
	EMC Insurance Group Inc.	75,365	1,592
	Sterling Bancorp/NY	217,140	1,568
	National Interstate Corp.	85,087	1,489
*	Asset Acceptance Capital Corp.	192,588	1,396
*	Thomas Weisel Partners Group Inc.	249,066	1,330
^	Sterling Financial Corp./WA	659,630	1,319
*	Gramercy Capital Corp./New York	530,750	1,290
	First Financial Northwest Inc.	220,060	1,281
*	NewStar Financial Inc.	368,367	1,212
	Roma Financial Corp.	97,463	1,211
*,^ Citizens Republic Bancorp Inc.		1,581,412	1,202
	Rockville Financial Inc.	110,830	1,191
*	Cardtronics Inc.	152,175	1,190
	Clifton Savings Bancorp Inc.	117,275	1,149
	Universal Insurance Holdings Inc.	225,509	1,134
*	Meridian Interstate Bancorp Inc.	129,067	1,097
^	UCBH Holdings Inc.	1,357,307	1,086
	NASB Financial Inc.	39,451	1,038
*	Sun Bancorp Inc./NJ	192,656	1,017
*,^ CompuCredit Holdings Corp.		212,035	999
^	Central Pacific Financial Corp.	361,317	911
^	Old Second Bancorp Inc.	154,239	884
*,^ Flagstar Bancorp Inc.		795,519	819
*	Grubb & Ellis Co.	481,744	814
	Pacific Capital Bancorp NA	563,942	812
*	Hanmi Financial Corp.	463,705	760
*	Crawford & Co. Class B	171,444	756
	Urstadt Biddle Properties Inc.	54,522	718
^	Green Bankshares Inc.	140,607	703
*	Crawford & Co. Class A	188,395	612
	Frontier Financial Corp.	525,899	573
	Banner Corp.	187,041	511
*	Waterstone Financial Inc.	96,667	489
^	Capitol Bancorp Ltd.	184,657	482
	Advanta Corp. Class B	352,126	197
	Advanta Corp. Class A	116,965	64
	Teton Advisors Inc. Class B	910	2
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			3,217,127

Health Care (12.3%)
*	Dendreon Corp.	1,403,353	39,280
*	Human Genome Sciences Inc.	2,003,824	37,712
*	Tenet Healthcare Corp.	6,038,328	35,505
	Universal Health Services Inc. Class B	571,303	35,381
*	Mednax Inc.	576,084	31,639
*	Sepracor Inc.	1,375,362	31,496
*	United Therapeutics Corp.	598,908	29,340
*	VCA Antech Inc.	1,065,479	28,651
	PerkinElmer Inc.	1,466,267	28,211
*	Valeant Pharmaceuticals International	982,523	27,570
*	OSI Pharmaceuticals Inc.	729,038	25,735
	Teleflex Inc.	500,257	24,167
	Owens & Minor Inc.	524,256	23,723
*	Health Management Associates Inc. Class A	3,102,462	23,237
*	Onyx Pharmaceuticals Inc.	768,894	23,044
*	BioMarin Pharmaceutical Inc.	1,258,179	22,748
	STERIS Corp.	735,490	22,396
*	Bio-Rad Laboratories Inc. Class A	237,543	21,825
*	Thoratec Corp.	710,353	21,502
*	Auxilium Pharmaceuticals Inc.	576,263	19,714
*	NuVasive Inc.	458,677	19,154
*	Varian Inc.	362,863	18,528
*	Haemonetics Corp.	322,577	18,103
*,^ HLTH Corp.		1,238,029	18,088
*	Psychiatric Solutions Inc.	672,238	17,989
*	LifePoint Hospitals Inc.	649,312	17,570
*	Healthsouth Corp.	1,110,766	17,372
*	Isis Pharmaceuticals Inc.	1,173,206	17,094
	Cooper Cos. Inc.	568,441	16,900
	West Pharmaceutical Services Inc.	412,324	16,744
	Allscripts-Misys Healthcare Solutions Inc.	807,753	16,373
*	PSS World Medical Inc.	746,640	16,299
	Hill-Rom Holdings Inc.	747,642	16,284
*	Masimo Corp.	615,014	16,113
	Medicis Pharmaceutical Corp. Class A	740,451	15,809
*	American Medical Systems Holdings Inc.	928,488	15,710
*	Immucor Inc.	885,711	15,677
*	Regeneron Pharmaceuticals Inc.	783,758	15,126
*,^ Amedisys Inc.		344,182	15,017
*	AMERIGROUP Corp.	665,408	14,752
*	Seattle Genetics Inc.	1,046,744	14,686
*	Cubist Pharmaceuticals Inc.	724,746	14,640
*	Dionex Corp.	222,213	14,437
	Quality Systems Inc.	231,818	14,273
*	Magellan Health Services Inc.	444,136	13,795
*	Catalyst Health Solutions Inc.	468,428	13,655
*	Eclipsys Corp.	707,040	13,646
*	WellCare Health Plans Inc.	531,072	13,091
*	Salix Pharmaceuticals Ltd.	605,793	12,879
	Meridian Bioscience Inc.	509,727	12,748
	Chemed Corp.	283,822	12,457
*	HMS Holdings Corp.	325,223	12,433
	Brookdale Senior Living Inc.	657,064	11,913
	PDL BioPharma Inc.	1,502,634	11,841
*	Savient Pharmaceuticals Inc.	764,921	11,627
*	Nektar Therapeutics	1,164,149	11,339
*	Acorda Therapeutics Inc.	478,431	11,138

*	Alkermes Inc.	1,189,183	10,929
*	Emergency Medical Services Corp. Class A	232,005	10,788
*	athenahealth Inc.	273,560	10,496
*	Centene Corp.	541,284	10,252
*	Align Technology Inc.	708,370	10,073
*	Alnylam Pharmaceuticals Inc.	443,938	10,068
*	ev3 Inc.	805,613	9,917
*	Vivus Inc.	945,184	9,877
*	Parexel International Corp.	723,667	9,835
*	Cepheid Inc.	728,364	9,629
*	Medivation Inc.	351,428	9,538
	Martek Biosciences Corp.	417,253	9,426
*	Par Pharmaceutical Cos. Inc.	437,454	9,410
*	Viropharma Inc.	973,754	9,367
*	AMAG Pharmaceuticals Inc.	214,051	9,350
*	Sirona Dental Systems Inc.	310,941	9,250
*	Volcano Corp.	547,266	9,205
*	Integra LifeSciences Holdings Corp.	267,996	9,152
*,^ Incyte Corp. Ltd.		1,309,813	8,841
*	Theravance Inc.	603,215	8,831
*	Bruker Corp.	825,560	8,809
*	Gentiva Health Services Inc.	345,950	8,652
*	Exelixis Inc.	1,339,220	8,544
*	Wright Medical Group Inc.	478,185	8,540
*	Luminex Corp.	495,285	8,420
	Invacare Corp.	370,932	8,264
*,^ MannKind Corp.		837,574	8,250
*	Amsurg Corp. Class A	385,672	8,188
*	MedAssets Inc.	349,242	7,882
*	InterMune Inc.	492,275	7,842
*	Affymetrix Inc.	890,156	7,816
*	Phase Forward Inc.	542,398	7,615
*	Halozyme Therapeutics Inc.	1,069,023	7,601
*	Healthspring Inc.	615,098	7,535
*	Abaxis Inc.	275,740	7,376
*,^ Geron Corp.		1,120,703	7,352
*	Medicines Co.	664,060	7,311
*	XenoPort Inc.	337,467	7,164
*	PharMerica Corp.	383,679	7,125
*	Conceptus Inc.	384,264	7,124
*	inVentiv Health Inc.	420,513	7,035
*	Conmed Corp.	364,907	6,995
*	Greatbatch Inc.	291,806	6,557
*	Healthways Inc.	423,898	6,494
	Landauer Inc.	117,760	6,474
*	Celera Corp.	1,029,293	6,412
*	Kindred Healthcare Inc.	393,081	6,380
*	LHC Group Inc.	208,878	6,252
*	ICU Medical Inc.	167,386	6,170
	Analogic Corp.	161,122	5,965
*	Emeritus Corp.	271,100	5,951
*	MWI Veterinary Supply Inc.	144,957	5,791
*	Merit Medical Systems Inc.	333,615	5,782
*	Zoll Medical Corp.	265,475	5,713
*	Allos Therapeutics Inc.	787,884	5,712
*	SonoSite Inc.	215,589	5,704
*	Neogen Corp.	176,652	5,704
*	Orthofix International NV	193,616	5,690

*	Pharmasset Inc.	265,399	5,611
*	Quidel Corp.	340,928	5,533
*	Universal American Corp./NY	585,336	5,514
*	Cyberonics Inc.	344,206	5,487
*	Immunogen Inc.	671,557	5,446
*	Hanger Orthopedic Group Inc.	392,120	5,439
*	Natus Medical Inc.	352,456	5,438
*	IPC The Hospitalist Co. Inc.	172,273	5,418
*	Facet Biotech Corp.	309,371	5,349
*,^ Arena Pharmaceuticals Inc.		1,165,889	5,211
*	Odyssey HealthCare Inc.	414,131	5,177
*	Rigel Pharmaceuticals Inc.	626,201	5,135
	Computer Programs & Systems Inc.	123,850	5,129
*	Bio-Reference Labs Inc.	147,540	5,075
*	RehabCare Group Inc.	231,854	5,029
*	Sun Healthcare Group Inc.	548,944	4,743
*	Momenta Pharmaceuticals Inc.	442,340	4,693
*	Symmetry Medical Inc.	450,380	4,670
*	SurModics Inc.	186,782	4,595
*,^ Enzon Pharmaceuticals Inc.		552,259	4,556
*	Air Methods Corp.	137,989	4,494
*	Res-Care Inc.	315,015	4,476
*	Genoptix Inc.	126,978	4,416
*	Inspire Pharmaceuticals Inc.	844,683	4,409
*	Triple-S Management Corp. Class B	256,823	4,307
*	Omnicell Inc.	377,249	4,203
*	Questcor Pharmaceuticals Inc.	730,594	4,033
*,^ Affymax Inc.		165,951	3,965
*	Genomic Health Inc.	179,779	3,930
*	AMN Healthcare Services Inc.	411,599	3,914
*	Cypress Bioscience Inc.	478,716	3,911
*	DexCom Inc.	490,195	3,887
*	ABIOMED Inc.	392,082	3,807
*	Orthovita Inc.	860,562	3,778
*	Kensey Nash Corp.	128,655	3,725
*	eResearchTechnology Inc.	525,573	3,679
*	Accuray Inc.	564,010	3,666
*	Micromet Inc.	546,040	3,637
*	Sangamo Biosciences Inc.	439,258	3,606
*,^ Cadence Pharmaceuticals Inc.		316,882	3,505
*	Palomar Medical Technologies Inc.	215,593	3,495
*	Molina Healthcare Inc.	163,133	3,375
*	Orexigen Therapeutics Inc.	337,136	3,321
*	Cross Country Healthcare Inc.	348,213	3,242
	National Healthcare Corp.	85,960	3,205
*	Emergent Biosolutions Inc.	171,112	3,022
*	Corvel Corp.	105,868	3,007
*	Enzo Biochem Inc.	423,678	3,000
*	Ligand Pharmaceuticals Inc. Class B	1,286,672	2,972
*	RTI Biologics Inc.	682,585	2,969
*	Kendle International Inc.	177,256	2,964
*	SIGA Technologies Inc.	365,293	2,882
*	Zymogenetics Inc.	476,456	2,878
	Atrion Corp.	19,863	2,868
*	Almost Family Inc.	92,693	2,758
*	CryoLife Inc.	338,119	2,695
*	Cantel Medical Corp.	176,945	2,665
*,^ GTx Inc.		205,700	2,633

*,^ Clinical Data Inc.		157,327	2,623
*	Insulet Corp.	227,561	2,555
*	Assisted Living Concepts Inc. Class A	122,844	2,545
*	IRIS International Inc.	224,837	2,541
*	Durect Corp.	929,464	2,482
*	Clarient Inc.	587,053	2,471
*	Somanetics Corp.	151,090	2,436
*	Arqule Inc.	533,454	2,422
*	Albany Molecular Research Inc.	278,901	2,415
*	Maxygen Inc.	359,461	2,405
*	NPS Pharmaceuticals Inc.	596,758	2,399
*,^ Sequenom Inc.		730,469	2,359
*	Nabi Biopharmaceuticals	647,740	2,325
*	Pain Therapeutics Inc.	450,040	2,277
*	Lexicon Pharmaceuticals Inc.	1,036,136	2,207
*	Pozen Inc.	299,630	2,205
*	Vital Images Inc.	171,165	2,143
*	Nighthawk Radiology Holdings Inc.	283,639	2,051
*	Skilled Healthcare Group Inc.	254,501	2,044
*	Progenics Pharmaceuticals Inc.	389,175	2,039
*	Chindex International Inc.	161,441	2,031
*	Synovis Life Technologies Inc.	145,145	2,003
	Ensign Group Inc.	142,459	1,999
*	TomoTherapy Inc.	456,083	1,975
*,^ Opko Health Inc.		831,775	1,896
*	Medcath Corp.	209,898	1,841
*	Alliance HealthCare Services Inc.	324,355	1,836
*,^ Stereotaxis Inc.		399,230	1,781
*	MAP Pharmaceuticals Inc.	169,189	1,770
*	MAKO Surgical Corp.	201,111	1,762
*	Myriad Pharmaceuticals Inc.	299,439	1,755
*	Sunrise Senior Living Inc.	575,391	1,743
*	OraSure Technologies Inc.	579,494	1,681
*	Exactech Inc.	104,651	1,647
*	ATS Medical Inc.	583,977	1,565
*	Neurocrine Biosciences Inc.	495,404	1,511
*,^ XOMA Ltd.		1,792,410	1,452
*	Cynosure Inc. Class A	122,435	1,426
*	Array Biopharma Inc.	575,756	1,370
*,^ Osiris Therapeutics Inc.		204,905	1,365
*,^ Hansen Medical Inc.		373,654	1,308
*	CardioNet Inc.	180,677	1,214
*,^ Virtual Radiologic Corp.		90,815	1,183
*	KV Pharmaceutical Co. Class A	371,572	1,141
*	Akorn Inc.	740,038	1,014
*	Life Sciences Research Inc.	125,396	998
*	Idenix Pharmaceuticals Inc.	295,990	915
*,^ Amicus Therapeutics Inc.		84,771	742
*	Caraco Pharmaceutical Laboratories Ltd.	135,192	688
*	Sucampo Pharmaceuticals Inc. Class A	98,392	574
*	KV Pharmaceutical Co. Class B	53,281	215
			1,898,493
Industrials (15.5%)
	Oshkosh Corp.	1,100,212	34,030
*	Corrections Corp. of America	1,449,234	32,825
*	Waste Connections Inc.	1,007,513	29,077
*	Continental Airlines Inc. Class B	1,737,105	28,558
	IDEX Corp.	1,015,401	28,380

	Carlisle Cos. Inc.	770,562	26,130
	Hubbell Inc. Class B	619,114	26,003
*	General Cable Corp.	653,197	25,573
	Lincoln Electric Holdings Inc.	535,049	25,388
	Snap-On Inc.	724,702	25,191
	Kennametal Inc.	1,009,285	24,838
	Landstar System Inc.	645,676	24,574
*	BE Aerospace Inc.	1,207,723	24,324
	Timken Co.	1,035,037	24,251
*	TransDigm Group Inc.	486,529	24,234
*	Kirby Corp.	642,841	23,669
	Watson Wyatt Worldwide Inc. Class A	535,862	23,342
*	Gardner Denver Inc.	653,097	22,780
	Con-way Inc.	582,345	22,315
*	GrafTech International Ltd.	1,513,178	22,244
	Wabtec Corp./DE	570,669	21,417
	Lennox International Inc.	592,374	21,397
	Nordson Corp.	380,459	21,340
	Graco Inc.	753,356	20,996
*	EMCOR Group Inc.	828,355	20,974
	Regal-Beloit Corp.	443,679	20,281
*	Tetra Tech Inc.	757,484	20,096
	CLARCOR Inc.	640,366	20,082
*	Thomas & Betts Corp.	664,440	19,986
	Valmont Industries Inc.	230,899	19,668
	Curtiss-Wright Corp.	568,881	19,416
	Woodward Governor Co.	768,033	18,632
	Toro Co.	450,723	17,925
*	JetBlue Airways Corp.	2,955,062	17,671
	Brady Corp. Class A	613,237	17,612
*,^ American Superconductor Corp.		518,708	17,397
	UTi Worldwide Inc.	1,195,798	17,315
*	Avis Budget Group Inc.	1,280,662	17,110
	Trinity Industries Inc.	988,836	16,998
	Watsco Inc.	309,975	16,711
*	UAL Corp.	1,810,894	16,696
*	Clean Harbors Inc.	296,300	16,670
	GATX Corp.	593,662	16,593
	Acuity Brands Inc.	514,768	16,581
	Alexander & Baldwin Inc.	515,973	16,558
	Manitowoc Co. Inc.	1,640,191	15,533
*	Teledyne Technologies Inc.	430,651	15,499
	Baldor Electric Co.	556,387	15,212
	Crane Co.	588,107	15,179
*	USG Corp.	873,725	15,011
*	Moog Inc. Class A	499,717	14,742
*	Esterline Technologies Corp.	373,484	14,644
	Brink's Co.	543,629	14,629
*	WESCO International Inc.	505,095	14,547
*	Genesee & Wyoming Inc. Class A	474,470	14,386
*	United Stationers Inc.	298,130	14,194
*	Hexcel Corp.	1,214,848	13,898
	Kaydon Corp.	418,201	13,558
	Granite Construction Inc.	437,939	13,550
	Belden Inc.	585,983	13,536
	Actuant Corp. Class A	833,690	13,389
	Knight Transportation Inc.	783,612	13,149
*	ESCO Technologies Inc.	329,621	12,987

*	Geo Group Inc.	642,914	12,968
*	EnerSys	574,678	12,712
	Simpson Manufacturing Co. Inc.	493,278	12,460
*	Alaska Air Group Inc.	457,883	12,267
*	MPS Group Inc.	1,162,991	12,235
	Briggs & Stratton Corp.	626,470	12,160
	Mine Safety Appliances Co.	429,520	11,816
	Skywest Inc.	699,860	11,604
*	Middleby Corp.	209,618	11,531
	ABM Industries Inc.	546,980	11,508
	Herman Miller Inc.	676,476	11,439
	HNI Corp.	479,837	11,324
	Watts Water Technologies Inc. Class A	370,303	11,202
	Mueller Industries Inc.	467,471	11,159
	Deluxe Corp.	642,622	10,989
	Werner Enterprises Inc.	585,130	10,901
*	Old Dominion Freight Line Inc.	351,757	10,704
*	HUB Group Inc. Class A	467,736	10,688
*	AAR Corp.	487,019	10,685
	Heartland Express Inc.	741,606	10,679
	Corporate Executive Board Co.	428,719	10,675
	Rollins Inc.	565,060	10,651
*	Orbital Sciences Corp.	709,991	10,629
	Mueller Water Products Inc. Class A	1,922,718	10,536
	Otter Tail Corp.	423,757	10,140
	Applied Industrial Technologies Inc.	478,040	10,115
	Triumph Group Inc.	209,383	10,048
*	CoStar Group Inc.	237,431	9,787
	Barnes Group Inc.	567,652	9,701
	Healthcare Services Group Inc.	517,660	9,504
	AO Smith Corp.	248,422	9,465
*	US Airways Group Inc.	1,991,284	9,359
*	Insituform Technologies Inc. Class A	488,456	9,349
*	MasTec Inc.	761,180	9,248
*	Resources Connection Inc.	538,102	9,180
*	SYKES Enterprises Inc.	440,902	9,180
*	Beacon Roofing Supply Inc.	567,082	9,062
	Arkansas Best Corp.	302,196	9,048
*	Airtran Holdings Inc.	1,432,414	8,953
	EnergySolutions Inc.	944,186	8,705
*	Armstrong World Industries Inc.	252,524	8,702
	Universal Forest Products Inc.	217,255	8,573
*	Navigant Consulting Inc.	628,103	8,479
	Forward Air Corp.	364,142	8,430
*	DynCorp International Inc. Class A	460,286	8,285
	Robbins & Myers Inc.	350,942	8,240
*	Korn/Ferry International	562,999	8,214
*	II-VI Inc.	315,579	8,028
	Cubic Corp.	201,508	7,954
*	Layne Christensen Co.	244,671	7,842
	American Science & Engineering Inc.	114,306	7,777
*	TrueBlue Inc.	550,753	7,749
*	Mobile Mini Inc.	445,679	7,737
*	Chart Industries Inc.	357,481	7,718
	Ameron International Corp.	109,730	7,679
	Administaff Inc.	288,139	7,569
^	Genco Shipping & Trading Ltd.	358,457	7,449
*,^ EnerNOC Inc.		222,721	7,385

*	Atlas Air Worldwide Holdings Inc.	225,610	7,213
*	Tutor Perini Corp.	335,309	7,142
	Kaman Corp.	322,589	7,091
*	United Rentals Inc.	680,267	7,007
	Heico Corp.	159,482	6,915
*	Interline Brands Inc.	408,699	6,887
	Badger Meter Inc.	177,078	6,851
	Quanex Building Products Corp.	474,286	6,811
*	Griffon Corp.	673,679	6,784
*	Orion Marine Group Inc.	329,031	6,758
	Albany International Corp.	345,322	6,699
*,^ Energy Conversion Devices Inc.		576,002	6,670
	Franklin Electric Co. Inc.	232,319	6,661
*	Huron Consulting Group Inc.	243,845	6,299
	John Bean Technologies Corp.	346,578	6,297
	Aircastle Ltd.	648,225	6,268
*	GeoEye Inc.	233,724	6,264
	Knoll Inc.	590,895	6,163
*	AZZ Inc.	152,927	6,143
	Tennant Co.	211,299	6,140
*	Astec Industries Inc.	240,842	6,134
	Seaboard Corp.	4,673	6,075
*	Dycom Industries Inc.	490,701	6,036
	CIRCOR International Inc.	213,469	6,033
	Mcgrath Rentcorp	283,529	6,031
*,^ Allegiant Travel Co. Class A		152,552	5,811
^	Lindsay Corp.	147,051	5,791
*	EnPro Industries Inc.	251,325	5,745
*	Ceradyne Inc.	308,398	5,653
	Comfort Systems USA Inc.	487,199	5,647
*	School Specialty Inc.	236,628	5,613
	Raven Industries Inc.	203,948	5,452
*	Hawaiian Holdings Inc.	649,194	5,362
*	Aerovironment Inc.	187,845	5,277
	Apogee Enterprises Inc.	351,250	5,276
	Ennis Inc.	325,411	5,249
	Encore Wire Corp.	231,747	5,177
	Steelcase Inc. Class A	832,403	5,169
	G&K Services Inc. Class A	232,733	5,157
	Viad Corp.	258,796	5,153
	Interface Inc. Class A	603,975	5,013
*	MYR Group Inc./Delaware	235,799	4,973
	Heidrick & Struggles International Inc.	213,715	4,971
*	ACCO Brands Corp.	687,150	4,961
*	ATC Technology Corp./IL	249,253	4,925
*	Kforce Inc.	409,688	4,924
*	Advisory Board Co.	195,114	4,905
	Macquarie Infrastructure Co. LLC	537,957	4,847
*	Exponent Inc.	171,566	4,833
*	Blount International Inc.	509,776	4,828
*	Force Protection Inc.	881,590	4,813
	Gorman-Rupp Co.	189,211	4,713
	Tredegar Corp.	320,579	4,648
*	Stanley Inc.	180,676	4,647
*,^ Evergreen Solar Inc.		2,415,867	4,638
	Great Lakes Dredge & Dock Corp.	663,784	4,633
	Kelly Services Inc. Class A	355,093	4,368
*	CBIZ Inc.	583,714	4,355

*	Cenveo Inc.	628,962	4,352
*	American Reprographics Co.	456,912	4,350
	Federal Signal Corp.	582,752	4,190
*	Rush Enterprises Inc. Class A	323,475	4,179
*	Powell Industries Inc.	107,916	4,143
	American Ecology Corp.	218,866	4,093
*	Spherion Corp.	652,849	4,054
*	Republic Airways Holdings Inc.	433,943	4,049
	NACCO Industries Inc. Class A	67,310	4,043
	Gibraltar Industries Inc.	302,878	4,019
*	Cornell Cos. Inc.	178,138	3,997
*	Polypore International Inc.	307,237	3,966
*	Amerco Inc.	86,344	3,960
*,^ Ener1 Inc.		570,590	3,948
*	LB Foster Co. Class A	127,719	3,906
*	Northwest Pipe Co.	116,349	3,901
*	Team Inc.	225,184	3,817
*	CRA International Inc.	137,460	3,751
	Titan International Inc.	420,483	3,742
	Bowne & Co. Inc.	480,763	3,702
*	Michael Baker Corp.	100,325	3,646
	FreightCar America Inc.	149,620	3,636
	Applied Signal Technology Inc.	155,333	3,615
*	Marten Transport Ltd.	205,997	3,514
*	Taser International Inc.	739,174	3,489
*	ICF International Inc.	115,024	3,488
*	American Commercial Lines Inc.	119,600	3,483
*	Colfax Corp.	326,056	3,466
*	Columbus McKinnon Corp./NY	227,917	3,453
*	Argon ST Inc.	177,602	3,383
	Sun Hydraulics Corp.	159,370	3,356
*	FuelCell Energy Inc.	781,052	3,335
*,^ YRC Worldwide Inc.		748,672	3,332
	AAON Inc.	161,593	3,245
	Dynamic Materials Corp.	161,544	3,224
*	Consolidated Graphics Inc.	126,551	3,157
*	GenCorp Inc.	588,283	3,153
	Heico Corp. Class A	89,964	3,051
^	Eagle Bulk Shipping Inc.	590,637	3,030
*	Ladish Co. Inc.	199,895	3,024
*	K-Tron International Inc.	31,618	3,010
*	H&E Equipment Services Inc.	261,601	2,964
*	M&F Worldwide Corp.	145,827	2,952
	Standex International Corp.	147,702	2,929
	Cascade Corp.	109,123	2,918
	Ampco-Pittsburgh Corp.	108,681	2,890
*	Sterling Construction Co. Inc.	157,717	2,825
	TAL International Group Inc.	196,891	2,800
*	Pike Electric Corp.	230,911	2,766
*	Saia Inc.	169,831	2,731
*,^ GT Solar International Inc.		449,047	2,609
	Kimball International Inc. Class B	317,648	2,424
*,^ Energy Recovery Inc.		408,685	2,379
*,^ Fuel Tech Inc.		212,179	2,376
*	RSC Holdings Inc.	325,452	2,366
	Ducommun Inc.	124,883	2,362
	CDI Corp.	166,808	2,344
	Houston Wire & Cable Co.	211,299	2,335

	Greenbrier Cos. Inc.	199,136	2,332
	Horizon Lines Inc. Class A	361,096	2,293
	Schawk Inc. Class A	195,661	2,283
*	First Advantage Corp. Class A	120,603	2,237
	American Woodmark Corp.	115,325	2,230
*	3D Systems Corp.	240,002	2,215
*	Hill International Inc.	301,727	2,142
*	Tecumseh Products Co. Class A	184,900	2,095
*	Titan Machinery Inc.	166,568	2,085
*	Volt Information Sciences Inc.	170,106	2,079
*	APAC Customer Services Inc.	351,453	2,077
	Aceto Corp.	311,478	2,056
	Courier Corp.	127,131	1,926
*	Vicor Corp.	245,406	1,895
*	Furmanite Corp.	436,502	1,881
*	Kadant Inc.	154,471	1,874
*	Standard Parking Corp.	105,137	1,839
*	Waste Services Inc.	377,999	1,746
	Pacer International Inc.	437,353	1,688
*	Innerworkings Inc.	341,373	1,686
*	Fushi Copperweld Inc.	192,685	1,630
*	Power-One Inc.	830,938	1,620
*	Patriot Transportation Holding Inc.	21,165	1,598
*,^ TBS International Ltd. Class A		165,475	1,440
*,^ Metalico Inc.		331,841	1,384
*,^ Valence Technology Inc.		767,576	1,382
	Universal Truckload Services Inc.	80,773	1,334
	Preformed Line Products Co.	32,842	1,315
	American Railcar Industries Inc.	120,317	1,277
*	Odyssey Marine Exploration Inc.	633,477	1,178
	Sauer-Danfoss Inc.	151,455	1,162
*	Rush Enterprises Inc. Class B	102,566	1,117
*	Trimas Corp.	211,268	1,077
*	LECG Corp.	302,923	1,063
*	Argan Inc.	75,526	1,015
*,^ Builders FirstSource Inc.		227,399	991
*	Plug Power Inc.	1,058,952	932
	Lawson Products Inc./IL	53,096	924
*,^ NCI Building Systems Inc.		248,968	797
	Standard Register Co.	121,992	717
^	Primoris Services Corp.	81,443	587
*	Orion Energy Systems Inc.	184,869	579
*,^ China Architectural Engineering Inc.		264,131	441
*	Tecumseh Products Co. Class B	28,299	334
			2,402,341
Information Technology (17.9%)
*	Rovi Corp.	1,272,567	42,758
*	F5 Networks Inc.	988,151	39,160
*,^ Palm Inc.		1,939,459	33,805
*	Perot Systems Corp. Class A	1,130,952	33,589
*	Itron Inc.	497,561	31,914
*	CommScope Inc.	1,027,946	30,766
*	Micros Systems Inc.	1,011,367	30,533
*	Varian Semiconductor Equipment Associates Inc.	920,560	30,231
*	Polycom Inc.	1,054,589	28,210
*	Skyworks Solutions Inc.	2,106,881	27,895
	Diebold Inc.	833,705	27,454
*	PMC - Sierra Inc.	2,801,975	26,787

*	Sohu.com Inc.	385,286	26,500
*	Tech Data Corp.	631,750	26,287
	Solera Holdings Inc.	830,547	25,838
*	QLogic Corp.	1,495,063	25,715
*,^ VistaPrint NV		505,572	25,658
*	3Com Corp.	4,874,764	25,495
*	Informatica Corp.	1,096,216	24,753
*	Silicon Laboratories Inc.	533,890	24,751
	Jack Henry & Associates Inc.	1,001,461	23,504
*	Atmel Corp.	5,388,276	22,577
*	Compuware Corp.	3,044,314	22,315
*	Rambus Inc.	1,248,804	21,729
*	TIBCO Software Inc.	2,208,527	20,959
*	Concur Technologies Inc.	519,007	20,636
*	NeuStar Inc. Class A	909,281	20,550
*	Atheros Communications Inc.	768,232	20,381
*	Arris Group Inc.	1,558,813	20,280
	National Instruments Corp.	733,356	20,263
*	Teradyne Inc.	2,178,256	20,149
*	Parametric Technology Corp.	1,457,689	20,145
*	Novell Inc.	4,332,866	19,541
*	Zebra Technologies Corp.	747,431	19,381
*	Digital River Inc.	480,573	19,377
*	JDS Uniphase Corp.	2,656,378	18,887
*	Cypress Semiconductor Corp.	1,804,592	18,641
*	Ciena Corp.	1,140,350	18,565
*	Omniture Inc.	863,622	18,516
*	CACI International Inc. Class A	376,908	17,816
*	International Rectifier Corp.	902,847	17,596
	Adtran Inc.	705,952	17,331
*	RF Micro Devices Inc.	3,177,157	17,252
*	Vishay Intertechnology Inc.	2,166,931	17,119
*	Tessera Technologies Inc.	611,974	17,068
	Plantronics Inc.	615,124	16,491
*	Microsemi Corp.	1,020,995	16,122
*	Fairchild Semiconductor International Inc. Class A	1,558,031	15,939
*	Convergys Corp.	1,543,263	15,340
*	VeriFone Holdings Inc.	956,304	15,196
*	Riverbed Technology Inc.	689,553	15,143
*	Anixter International Inc.	377,267	15,132
	Syntel Inc.	313,104	14,944
*	Formfactor Inc.	620,449	14,841
*	Benchmark Electronics Inc.	821,500	14,787
*	Valueclick Inc.	1,093,791	14,427
*	TriQuint Semiconductor Inc.	1,853,976	14,313
*	Blackboard Inc.	378,205	14,289
*	Gartner Inc.	770,957	14,085
*	Integrated Device Technology Inc.	2,078,856	14,053
*	Quest Software Inc.	833,291	14,041
*	Cymer Inc.	354,820	13,788
*	Cybersource Corp.	825,713	13,765
*	Euronet Worldwide Inc.	572,153	13,749
*,^ STEC Inc.		467,228	13,732
*	TiVo Inc.	1,314,527	13,619
*	Starent Networks Corp.	534,688	13,592
*	Wright Express Corp.	458,445	13,529
	Fair Isaac Corp.	614,497	13,206
*	Plexus Corp.	496,420	13,076

*	Semtech Corp.	767,980	13,063
*	Mantech International Corp. Class A	275,497	12,992
	Blackbaud Inc.	551,062	12,785
*	Ariba Inc.	1,099,406	12,753
*	InterDigital Inc./PA	550,062	12,739
*	j2 Global Communications Inc.	549,120	12,635
*	Unisys Corp.	4,657,386	12,435
*	Tekelec	753,745	12,384
*	Comtech Telecommunications Corp.	353,765	11,752
*	Genpact Ltd.	945,835	11,634
*	FEI Co.	470,527	11,598
*	SRA International Inc. Class A	533,552	11,519
*	SPSS Inc.	230,466	11,512
*	Progress Software Corp.	501,758	11,365
*	MKS Instruments Inc.	588,771	11,357
	Take-Two Interactive Software Inc.	1,008,970	11,311
*	Avocent Corp.	557,147	11,293
*	Mentor Graphics Corp.	1,208,724	11,253
*	Blue Coat Systems Inc.	496,702	11,220
	Earthlink Inc.	1,329,475	11,181
*,^ Synaptics Inc.		431,427	10,872
*	Emulex Corp.	1,043,783	10,741
*	Netlogic Microsystems Inc.	234,451	10,550
*	CommVault Systems Inc.	497,165	10,316
*	Rackspace Hosting Inc.	603,715	10,299
*	Sapient Corp.	1,280,937	10,299
*	Amkor Technology Inc.	1,496,778	10,298
*	Cabot Microelectronics Corp.	294,485	10,266
*	Lawson Software Inc.	1,644,040	10,259
	MAXIMUS Inc.	220,036	10,254
*	Omnivision Technologies Inc.	629,214	10,244
*	ADC Telecommunications Inc.	1,214,234	10,127
*	Cavium Networks Inc.	467,542	10,038
*	GSI Commerce Inc.	497,298	9,603
*	Scansource Inc.	333,556	9,446
*	Veeco Instruments Inc.	404,155	9,425
*	Viasat Inc.	352,033	9,357
*	Websense Inc.	556,644	9,352
*	DealerTrack Holdings Inc.	479,285	9,063
*	Hittite Microwave Corp.	244,406	8,989
*	Acxiom Corp.	932,826	8,825
*	Sanmina-SCI Corp.	1,023,971	8,806
*	Intermec Inc.	624,131	8,800
*	TNS Inc.	316,899	8,683
*	EchoStar Corp. Class A	466,658	8,615
*	Infinera Corp.	1,080,058	8,586
*	Verigy Ltd.	732,316	8,510
*	Monolithic Power Systems Inc.	361,958	8,488
	United Online Inc.	1,051,929	8,458
*	Ultimate Software Group Inc.	291,243	8,364
*	Rofin-Sinar Technologies Inc.	363,748	8,352
*,^ Advent Software Inc.		206,384	8,307
*	Applied Micro Circuits Corp.	828,748	8,279
*	JDA Software Group Inc.	373,991	8,205
*	MicroStrategy Inc. Class A	114,439	8,187
*	TeleTech Holdings Inc.	476,972	8,137
*	Checkpoint Systems Inc.	489,327	8,045
*	Harmonic Inc.	1,202,797	8,035

*	Entegris Inc.	1,611,196	7,975
*	Netgear Inc.	432,175	7,930
	Cognex Corp.	474,247	7,768
	AVX Corp.	643,524	7,677
*	SYNNEX Corp.	248,223	7,566
*	SAVVIS Inc.	478,190	7,565
*	Taleo Corp. Class A	334,141	7,565
*	Sycamore Networks Inc.	2,498,221	7,545
*	Diodes Inc.	416,379	7,532
*	Zoran Corp.	648,857	7,475
*	L-1 Identity Solutions Inc.	1,059,431	7,405
*	Sonus Networks Inc.	3,441,261	7,295
*	Brightpoint Inc.	825,037	7,219
*	Tyler Technologies Inc.	421,465	7,203
*	Littelfuse Inc.	273,477	7,176
*	AsiaInfo Holdings Inc.	359,045	7,170
*	ATMI Inc.	394,797	7,166
*	Coherent Inc.	307,129	7,162
*	CSG Systems International Inc.	442,272	7,081
*	Insight Enterprises Inc.	576,159	7,035
*	Electronics for Imaging Inc.	618,916	6,975
	Pegasystems Inc.	201,851	6,970
*	Aruba Networks Inc.	758,911	6,709
*	ACI Worldwide Inc.	440,709	6,668
*	Avid Technology Inc.	470,002	6,622
*	Standard Microsystems Corp.	276,396	6,415
*	Brooks Automation Inc.	809,226	6,255
*	TTM Technologies Inc.	542,497	6,222
*	Finisar Corp.	637,943	6,175
*	Art Technology Group Inc.	1,592,370	6,147
*	SuccessFactors Inc.	428,586	6,030
	Park Electrochemical Corp.	244,572	6,029
*	Advanced Energy Industries Inc.	422,361	6,014
*	DTS Inc./CA	218,678	5,987
*	Rogers Corp.	197,121	5,908
*	Manhattan Associates Inc.	290,013	5,858
*	THQ Inc.	850,333	5,816
*	Cogent Inc.	564,057	5,697
*	SonicWALL Inc.	676,845	5,685
*	EPIQ Systems Inc.	385,768	5,594
	MTS Systems Corp.	189,908	5,547
	Black Box Corp.	220,679	5,537
*	Netezza Corp.	490,079	5,508
*	Forrester Research Inc.	200,645	5,345
*	Maxwell Technologies Inc.	285,507	5,262
*	DG FastChannel Inc.	250,464	5,245
*	Volterra Semiconductor Corp.	284,538	5,227
*	Kulicke & Soffa Industries Inc.	860,538	5,189
*	Harris Stratex Networks Inc. Class A	736,229	5,154
*	Constant Contact Inc.	266,424	5,129
*	Adaptec Inc.	1,534,675	5,126
*	Move Inc.	1,844,408	4,980
*	Ebix Inc.	89,760	4,969
*	Echelon Corp.	384,299	4,946
*,^ Universal Display Corp.		411,721	4,916
*,^ Sigma Designs Inc.		334,473	4,860
*	MSC.Software Corp.	573,760	4,825
*	ArcSight Inc.	199,700	4,807

* Vocus Inc.	229,707	4,799
* Netscout Systems Inc.	353,635	4,778
Technitrol Inc.	516,034	4,753
* ModusLink Global Solutions Inc.	575,418	4,655
* Electro Scientific Industries Inc.	343,528	4,600
NIC Inc.	514,350	4,573
* Smith Micro Software Inc.	364,657	4,507
Micrel Inc.	549,287	4,477
* comScore Inc.	245,395	4,420
* RealNetworks Inc.	1,183,035	4,401
* Novatel Wireless Inc.	383,552	4,357
* IPG Photonics Corp.	285,732	4,343
* ShoreTel Inc.	555,907	4,342
* Cirrus Logic Inc.	780,014	4,337
* Sourcefire Inc.	197,141	4,233
* Loral Space & Communications Inc.	153,512	4,219
* Epicor Software Corp.	653,282	4,161
* Stratasys Inc.	241,864	4,150
* TeleCommunication Systems Inc. Class A	496,038	4,147
* Supertex Inc.	137,715	4,131
Methode Electronics Inc.	475,022	4,118
* S1 Corp.	664,912	4,109
Heartland Payment Systems Inc.	282,571	4,100
* Kopin Corp.	849,014	4,075
* WebMD Health Corp. Class A	122,222	4,048
* RightNow Technologies Inc.	279,608	4,038
* Actel Corp.	328,249	3,995
* Newport Corp.	454,595	3,982
* EMS Technologies Inc.	191,010	3,977
CTS Corp.	425,610	3,958
* Global Cash Access Holdings Inc.	539,042	3,940
* Knot Inc.	360,651	3,938
* Bottomline Technologies Inc.	299,467	3,863
* Internet Capital Group Inc.	461,513	3,858
* Switch & Data Facilities Co. Inc.	282,690	3,847
* 3PAR Inc.	344,549	3,800
Cohu Inc.	279,316	3,788
* Anadigics Inc.	795,291	3,746
* Oplink Communications Inc.	257,905	3,745
* Ultratech Inc.	281,983	3,731
Daktronics Inc.	434,829	3,726
* Hughes Communications Inc.	121,978	3,701
* Acme Packet Inc.	363,270	3,636
* OSI Systems Inc.	197,404	3,611
* Multi-Fineline Electronix Inc.	125,606	3,606
* Radiant Systems Inc.	330,717	3,552
Imation Corp.	382,007	3,541
* Ness Technologies Inc.	438,544	3,460
* Kenexa Corp.	255,699	3,447
* FARO Technologies Inc.	200,335	3,442
* Infospace Inc.	439,833	3,404
* Exar Corp.	460,687	3,386
* Perficient Inc.	405,262	3,352
* Quantum Corp.	2,641,894	3,329
* Terremark Worldwide Inc.	529,195	3,292
* Ciber Inc.	821,970	3,288
* Lattice Semiconductor Corp.	1,451,331	3,265
* Synchronoss Technologies Inc.	253,150	3,157

*	Compellent Technologies Inc.	174,516	3,150
*	LoopNet Inc.	345,399	3,122
*	Extreme Networks	1,114,814	3,121
*	Pericom Semiconductor Corp.	317,942	3,119
*	Interactive Intelligence Inc.	160,860	3,074
*	infoGROUP Inc.	433,552	3,039
*,^ NetSuite Inc.		194,288	2,973
*	SMART Modular Technologies WWH Inc.	624,103	2,971
*	Ixia	430,962	2,956
*	Anaren Inc.	173,399	2,948
*	Seachange International Inc.	380,347	2,853
*	Utstarcom Inc.	1,364,470	2,852
*	Symyx Technologies Inc.	429,406	2,843
*	Symmetricom Inc.	548,254	2,840
*	DemandTec Inc.	318,790	2,815
*	VASCO Data Security International Inc.	377,192	2,799
*	Super Micro Computer Inc.	326,759	2,764
*	Rudolph Technologies Inc.	368,336	2,726
*	ExlService Holdings Inc.	181,450	2,696
*	Powerwave Technologies Inc.	1,660,324	2,657
	Electro Rent Corp.	229,334	2,642
	iGate Corp.	306,812	2,632
*	Comverge Inc.	207,629	2,535
*	Silicon Graphics International Corp.	376,870	2,529
*	Digi International Inc.	294,054	2,505
*	Silicon Storage Technology Inc.	1,021,636	2,472
	IXYS Corp.	289,933	2,467
	Cass Information Systems Inc.	81,331	2,429
*	Monotype Imaging Holdings Inc.	283,089	2,381
*	NCI Inc. Class A	82,595	2,367
*	DSP Group Inc.	287,468	2,340
*	Internet Brands Inc. Class A	287,858	2,297
*	Silicon Image Inc.	943,536	2,293
*,^ Rubicon Technology Inc.		151,276	2,245
*	FalconStor Software Inc.	447,641	2,225
	Bel Fuse Inc. Class B	114,762	2,184
*	Liquidity Services Inc.	207,631	2,143
*	Airvana Inc.	315,096	2,133
*	Cogo Group Inc.	347,076	2,124
*	Double-Take Software Inc.	208,328	2,123
*	Trident Microsystems Inc.	794,477	2,058
*	Advanced Analogic Technologies Inc.	512,934	2,036
*	BigBand Networks Inc.	492,686	1,976
*	Conexant Systems Inc.	716,935	1,964
*	Internap Network Services Corp.	604,886	1,942
*	Limelight Networks Inc.	473,302	1,922
*	PROS Holdings Inc.	226,585	1,908
*	DivX Inc.	346,417	1,891
	Agilysys Inc.	285,246	1,880
*	China Information Security Technology Inc.	336,130	1,862
	Opnet Technologies Inc.	168,723	1,844
*	Mattson Technology Inc.	625,727	1,765
*	Isilon Systems Inc.	281,464	1,717
*	Deltek Inc.	203,306	1,563
*	Dice Holdings Inc.	233,648	1,533
*	OpenTV Corp. Class A	1,090,167	1,504
*	Integral Systems Inc./MD	216,613	1,495
*	Chordiant Software Inc.	378,930	1,474

	Marchex Inc. Class B	265,355	1,303
*	Emcore Corp.	959,799	1,248
*,^ Magma Design Automation Inc.		563,559	1,178
	Renaissance Learning Inc.	109,300	1,086
*	CPI International Inc.	92,918	1,040
*	TechTarget Inc.	156,822	894
*	ICx Technologies Inc.	150,162	889
*	Opnext Inc.	286,140	838
	Bel Fuse Inc. Class A	13,232	240
			2,770,663
Materials (5.0%)
	Ashland Inc.	886,562	38,317
	Aptargroup Inc.	852,107	31,835
	RPM International Inc.	1,615,974	29,879
	Packaging Corp. of America	1,289,428	26,304
	Compass Minerals International Inc.	410,078	25,269
	Royal Gold Inc.	486,725	22,195
	Rock-Tenn Co. Class A	458,648	21,607
	Temple-Inland Inc.	1,273,176	20,906
*	WR Grace & Co.	907,871	19,737
	Cytec Industries Inc.	593,619	19,275
	Huntsman Corp.	2,091,567	19,054
	Cabot Corp.	823,034	19,020
	Silgan Holdings Inc.	335,903	17,712
*	Coeur d'Alene Mines Corp.	863,514	17,702
	Olin Corp.	980,565	17,101
	Sensient Technologies Corp.	612,877	17,020
	Greif Inc. Class A	306,107	16,851
*	Solutia Inc.	1,437,142	16,642
	Eagle Materials Inc.	521,079	14,892
	Schnitzer Steel Industries Inc.	274,768	14,631
	NewMarket Corp.	152,798	14,216
*	Intrepid Potash Inc.	566,233	13,357
	Carpenter Technology Corp.	554,257	12,964
	HB Fuller Co.	611,028	12,771
^	Texas Industries Inc.	296,195	12,437
*	Hecla Mining Co.	2,741,931	12,037
*	OM Group Inc.	384,454	11,684
*	Rockwood Holdings Inc.	558,873	11,496
	Minerals Technologies Inc.	235,494	11,200
	Worthington Industries Inc.	794,529	11,044
	Schweitzer-Mauduit International Inc.	192,214	10,449
*	Louisiana-Pacific Corp.	1,544,771	10,304
*	Calgon Carbon Corp.	654,046	9,700
	Arch Chemicals Inc.	314,786	9,440
*	RTI International Metals Inc.	366,421	9,128
	Koppers Holdings Inc.	256,892	7,617
*	Allied Nevada Gold Corp.	776,058	7,598
*	PolyOne Corp.	1,104,493	7,367
	Kaiser Aluminum Corp.	191,289	6,955
	AMCOL International Corp.	288,867	6,612
	Glatfelter	572,319	6,570
	Westlake Chemical Corp.	248,857	6,396
*	Horsehead Holding Corp.	532,129	6,237
*	Brush Engineered Materials Inc.	253,828	6,209
	Deltic Timber Corp.	132,843	6,080
	Balchem Corp.	230,773	6,069
*	Clearwater Paper Corp.	142,666	5,896

	A Schulman Inc.	294,793	5,875
	Wausau Paper Corp.	585,509	5,855
	Stepan Co.	97,094	5,833
*	Century Aluminum Co.	606,553	5,671
*	Buckeye Technologies Inc.	486,750	5,223
	Ferro Corp.	564,832	5,027
*	GenTek Inc.	127,562	4,853
*	Haynes International Inc.	151,352	4,816
	Zep Inc.	271,272	4,408
	Innospec Inc.	297,175	4,383
	Innophos Holdings Inc.	227,562	4,210
	Spartech Corp.	385,171	4,148
	Myers Industries Inc.	376,811	4,058
*	Stillwater Mining Co.	592,265	3,980
*,^ Zoltek Cos. Inc.		368,309	3,867
	Olympic Steel Inc.	116,234	3,335
*	LSB Industries Inc.	199,066	3,100
	Hawkins Inc.	109,790	2,565
*	Bway Holding Co.	137,829	2,551
*	Graphic Packaging Holding Co.	1,078,544	2,491
*,^ General Moly Inc.		769,400	2,424
	Neenah Paper Inc.	184,006	2,166
	AM Castle & Co.	216,513	2,152
	American Vanguard Corp.	254,731	2,117
*	Headwaters Inc.	532,506	2,061
*	Landec Corp.	312,706	2,001
*	United States Lime & Minerals Inc.	35,683	1,282
			778,234
Telecommunication Services (0.9%)
*	tw telecom inc. Class A	1,875,827	25,230
*	Syniverse Holdings Inc.	817,784	14,311
*	Cincinnati Bell Inc.	2,702,724	9,460
*	Centennial Communications Corp.	1,109,421	8,853
	NTELOS Holdings Corp.	399,987	7,064
	Atlantic Tele-Network Inc.	124,276	6,639
*	Neutral Tandem Inc.	289,065	6,579
*	PAETEC Holding Corp.	1,590,686	6,156
*	Premiere Global Services Inc.	725,279	6,027
*	Cogent Communications Group Inc.	529,902	5,988
*	Global Crossing Ltd.	377,774	5,402
	Iowa Telecommunications Services Inc.	411,166	5,181
	Alaska Communications Systems Group Inc.	555,536	5,139
	Shenandoah Telecommunications Co.	282,963	5,079
	Consolidated Communications Holdings Inc.	298,027	4,771
*,^ Cbeyond Inc.		288,584	4,655
	USA Mobility Inc.	284,407	3,663
*	iPCS Inc.	192,195	3,344
*	General Communication Inc. Class A	404,960	2,778
*	SureWest Communications	169,926	2,110
*,^ TerreStar Corp.		784,653	1,797
*	ICO Global Communications Holdings Ltd.	1,548,652	1,332
*	FiberTower Corp.	1,153,652	1,246
*,^ Vonage Holdings Corp.		884,314	1,229
^	Fairpoint Communications Inc.	1,119,321	459
			144,492
Utilities (3.6%)
	AGL Resources Inc.	970,836	34,241
	Atmos Energy Corp.	1,157,634	32,622

Great Plains Energy Inc.			1,679,658	30,150
ITC Holdings Corp.			625,787	28,442
Westar Energy Inc.			1,366,958	26,669
Vectren Corp.			968,548	22,315
Piedmont Natural Gas Co. Inc.			924,797	22,140
WGL Holdings Inc.			630,628	20,899
Hawaiian Electric Industries Inc.			1,151,390	20,863
Nicor Inc.			568,751	20,811
New Jersey Resources Corp.			530,127	19,249
Cleco Corp.			760,139	19,064
Portland General Electric Co.			945,305	18,641
IDACORP Inc.			593,006	17,073
Southwest Gas Corp.			562,508	14,389
Avista Corp.			687,633	13,904
Northwest Natural Gas Co.			333,290	13,885
Unisource Energy Corp.			448,299	13,785
South Jersey Industries Inc.			374,756	13,229
PNM Resources Inc.			1,090,192	12,734
Black Hills Corp.			487,895	12,280
Allete Inc.			354,685	11,907
NorthWestern Corp.			452,261	11,049
MGE Energy Inc.			290,471	10,596
Ormat Technologies Inc.			256,661	10,477
* El Paso Electric Co.			564,807	9,980
California Water Service Group			247,809	9,650
UIL Holdings Corp.			350,513	9,250
CH Energy Group Inc.			198,399	8,791
Laclede Group Inc.			264,684	8,512
American States Water Co.			230,649	8,345
Empire District Electric Co.			429,816	7,775
SJW Corp.			174,469	3,987
Consolidated Water Co. Inc.			173,728	2,837
Central Vermont Public Service Corp.			146,771	2,833
Chesapeake Utilities Corp.			86,161	2,670
Middlesex Water Co.			168,653	2,543
Connecticut Water Service Inc.			106,830	2,392
				550,979
Total Common Stocks (Cost $15,599,372)				15,442,700
Convertible Preferred Stock (0.0%)
Consumer Discretionary (0.0%)
6 Sealy Corp. 8.000% (Cost $2,252)			21,815	1,827
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.8%)[1]
Money Market Fund (2.7%)
[2,3] Vanguard Market Liquidity Fund	0.267%		417,291,733	417,292
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.290%	10/29/09	2,000	2,000
[4,5] Fannie Mae Discount Notes	0.315%	11/25/09	2,500	2,500
[4,5] Freddie Mac Discount Notes	0.260%	12/22/09	5,000	4,998
				9,498
Total Temporary Cash Investments (Cost $426,787)				426,790

Total Investments (102.7%) (Cost $16,028,411)	15,871,317
Other Assets and Liabilities-Net (-2.7%)[3]	(411,823)
Net Assets (100%)	15,459,494

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $345,336,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $386,092,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $9,498,000 have been segregated as initial margin for open futures contracts.
6 Non-income-producing security - new issue that has not paid a dividend as of September 30, 2009.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $16,028,411,000. Net unrealized depreciation of investment securities for tax purposes was $157,094,000, consisting of unrealized gains of $2,298,343,000 on securities that had risen in value since their purchase and $2,455,437,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	December 2009	361	21,768	16

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,442,700	—	—
Convertible Preferred Stocks	1,827	—	—
Temporary Cash Investments	417,292	9,498	—
Futures Contracts—Assets[1]	133	—	—
Futures Contracts—Liabilities[1]	(321)	—	—
Total	15,861,631	9,498	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (13.0%)
Gannett Co. Inc.	1,868,389	23,374
Tupperware Brands Corp.	503,364	20,094
Jarden Corp.	706,168	19,822
* DreamWorks Animation SKG Inc. Class A	544,517	19,368
RadioShack Corp.	1,005,849	16,667
Williams-Sonoma Inc.	722,102	14,608
Service Corp. International/US	2,018,077	14,147
Jones Apparel Group Inc.	686,468	12,308
MDC Holdings Inc.	300,787	10,449
Eastman Kodak Co.	2,156,782	10,309
* Tempur-Pedic International Inc.	541,743	10,261
Hillenbrand Inc.	497,080	10,126
* Rent-A-Center Inc./TX	530,662	10,019
Wolverine World Wide Inc.	395,438	9,823
Men's Wearhouse Inc.	397,614	9,821
Sotheby's	538,070	9,271
* Collective Brands Inc.	514,758	8,921
Meredith Corp.	288,223	8,629
Regal Entertainment Group Class A	680,428	8,383
Interactive Data Corp.	302,640	7,932
Cooper Tire & Rubber Co.	449,916	7,910
^ Buckle Inc.	222,536	7,597
* Gaylord Entertainment Co.	369,765	7,432
Bob Evans Farms Inc./DE	246,947	7,176
Orient-Express Hotels Ltd. Class A	617,828	7,111
Barnes & Noble Inc.	319,741	7,105
KB Home	421,776	7,006
* Valassis Communications Inc.	386,866	6,917
Regis Corp.	445,407	6,904
American Greetings Corp. Class A	288,480	6,433
Penske Auto Group Inc.	331,222	6,353
Dillard's Inc. Class A	449,011	6,331
Cracker Barrel Old Country Store Inc.	181,727	6,251
International Speedway Corp. Class A	224,285	6,184
* Career Education Corp.	253,561	6,182
Scholastic Corp.	251,431	6,120
Thor Industries Inc.	188,307	5,828
New York Times Co. Class A	711,169	5,775
* Jo-Ann Stores Inc.	212,745	5,708
* HSN Inc.	339,439	5,526
Group 1 Automotive Inc.	193,420	5,193
Unifirst Corp./MA	115,947	5,154
* Office Depot Inc.	773,168	5,118
* Boyd Gaming Corp.	449,976	4,918
* AnnTaylor Stores Corp.	305,889	4,861
* Exide Technologies	607,361	4,841
* Timberland Co. Class A	346,273	4,820
Ryland Group Inc.	224,588	4,732
Harte-Hanks Inc.	332,320	4,596

	Cato Corp. Class A	222,049	4,505
*	Dress Barn Inc.	251,076	4,502
	Columbia Sportswear Co.	108,900	4,482
*	Helen of Troy Ltd.	227,634	4,423
*,^ Cabela's Inc.		322,666	4,304
	PEP Boys-Manny Moe & Jack	437,946	4,279
	Brunswick Corp./DE	354,224	4,244
	Finish Line Inc. Class A	409,276	4,158
*	Ruby Tuesday Inc.	484,753	4,082
	Stage Stores Inc.	305,309	3,957
	Callaway Golf Co.	517,716	3,940
	Belo Corp. Class A	723,014	3,912
	Fred's Inc. Class A	305,484	3,889
	OfficeMax Inc.	306,410	3,855
	Liz Claiborne Inc.	764,785	3,770
*	Ticketmaster Entertainment Inc.	322,444	3,769
*	Genesco Inc.	154,358	3,715
*	Dana Holding Corp.	539,164	3,672
	La-Z-Boy Inc.	413,433	3,576
	Ethan Allen Interiors Inc.	209,314	3,454
	Winnebago Industries	234,411	3,448
*	99 Cents Only Stores	255,629	3,438
*	Vail Resorts Inc.	102,407	3,435
	Stewart Enterprises Inc. Class A	644,435	3,370
	Ameristar Casinos Inc.	207,992	3,282
*	Asbury Automotive Group Inc.	258,443	3,277
	Sonic Automotive Inc. Class A	311,688	3,273
*	Jakks Pacific Inc.	224,268	3,212
*	Pinnacle Entertainment Inc.	313,777	3,197
*	Meritage Homes Corp.	155,535	3,157
*	Domino's Pizza Inc.	346,068	3,059
*	Skechers U.S.A. Inc. Class A	175,093	3,001
*	Standard Pacific Corp.	812,258	2,997
	Churchill Downs Inc.	77,266	2,975
*	Charming Shoppes Inc.	602,443	2,958
	Choice Hotels International Inc.	93,602	2,907
	ArvinMeritor Inc.	366,946	2,870
*	Quiksilver Inc.	1,033,072	2,841
	Brown Shoe Co. Inc.	346,070	2,776
*	Ascent Media Corp. Class A	108,058	2,766
*	Stein Mart Inc.	205,366	2,610
	Superior Industries International Inc.	182,897	2,597
*	Saks Inc.	379,602	2,589
	World Wrestling Entertainment Inc. Class A	181,991	2,550
	Big 5 Sporting Goods Corp.	164,239	2,480
*	RC2 Corp.	167,387	2,385
*	Drew Industries Inc.	106,926	2,319
	Marcus Corp.	167,946	2,148
	Oxford Industries Inc.	108,571	2,139
	Movado Group Inc.	142,702	2,073
	Modine Manufacturing Co.	223,174	2,069
*	Warner Music Group Corp.	373,464	2,065
	Christopher & Banks Corp.	288,035	1,950
	Blyth Inc.	49,962	1,935
*	America's Car-Mart Inc.	80,510	1,928
*	Orbitz Worldwide Inc.	300,779	1,859
*	Zale Corp.	257,613	1,842
	Cinemark Holdings Inc.	171,476	1,777

*	EW Scripps Co. Class A	235,832	1,769
*	Furniture Brands International Inc.	313,065	1,731
	Speedway Motorsports Inc.	119,685	1,722
*,^ Beazer Homes USA Inc.		299,103	1,672
*	Haverty Furniture Cos. Inc.	140,007	1,654
	Bebe Stores Inc.	209,646	1,543
*	O'Charleys Inc.	164,316	1,540
*	Borders Group Inc.	478,395	1,488
*	Core-Mark Holding Co. Inc.	51,042	1,460
*	Pier 1 Imports Inc.	361,773	1,400
	Weyco Group Inc.	59,051	1,352
	Sinclair Broadcast Group Inc. Class A	359,003	1,285
*	Shutterfly Inc.	75,728	1,259
	K-Swiss Inc. Class A	141,147	1,241
	CSS Industries Inc.	61,803	1,222
*	DSW Inc. Class A	76,458	1,221
	Journal Communications Inc. Class A	327,544	1,205
*	Unifi Inc.	376,130	1,204
*	Sealy Corp.	372,497	1,192
	Jackson Hewitt Tax Service Inc.	233,639	1,192
*	Steak N Shake Co.	98,904	1,164
*	Leapfrog Enterprises Inc.	278,879	1,146
*	LIN TV Corp. Class A	223,162	1,056
	DineEquity Inc.	41,893	1,037
*	Landry's Restaurants Inc.	91,679	963
*	M/I Homes Inc.	70,781	962
*	Pacific Sunwear Of California	186,099	958
	American Axle & Manufacturing Holdings Inc.	130,835	926
*,^ Conn's Inc.		81,902	925
*,^ Blockbuster Inc. Class A		801,341	857
*	Tween Brands Inc.	100,468	843
*	Krispy Kreme Doughnuts Inc.	232,874	831
	Kenneth Cole Productions Inc. Class A	76,082	763
*	Dorman Products Inc.	50,285	755
	Dover Downs Gaming & Entertainment Inc.	117,211	668
	Talbots Inc.	70,481	651
*	Build-A-Bear Workshop Inc.	125,632	612
*,^ Brookfield Homes Corp.		86,880	580
*,^ Hovnanian Enterprises Inc. Class A		150,637	578
*	Blockbuster Inc. Class B	629,930	378
*	Outdoor Channel Holdings Inc.	56,361	369
*	Fisher Communications Inc.	19,869	361
	Marine Products Corp.	57,547	318
*	Monarch Casino & Resort Inc.	27,516	296
			658,805
Consumer Staples (3.6%)
	Del Monte Foods Co.	1,590,009	18,412
	Corn Products International Inc.	599,556	17,099
*	Central European Distribution Corp.	405,654	13,289
	Ruddick Corp.	331,595	8,827
	Universal Corp./VA	200,574	8,388
	Lancaster Colony Corp.	157,502	8,075
	Nu Skin Enterprises Inc. Class A	406,631	7,535
*	Hain Celestial Group Inc.	310,907	5,960
*	TreeHouse Foods Inc.	164,935	5,883
*	Chiquita Brands International Inc.	357,382	5,775
	Vector Group Ltd.	365,106	5,688
	Herbalife Ltd.	173,418	5,678

*	BJ's Wholesale Club Inc.	153,910	5,575
	Sanderson Farms Inc.	138,820	5,225
	J&J Snack Foods Corp.	118,184	5,104
	Andersons Inc.	139,129	4,897
*	Rite Aid Corp.	2,490,009	4,084
*	Central Garden and Pet Co. Class A	366,464	4,006
*	Heckmann Corp.	837,744	3,837
	WD-40 Co.	126,027	3,579
	Lance Inc.	133,421	3,445
	Weis Markets Inc.	97,520	3,116
	B&G Foods Inc. Class A	368,433	3,018
*	Pantry Inc.	181,123	2,840
	Nash Finch Co.	103,198	2,821
*	Elizabeth Arden Inc.	195,374	2,300
*	Prestige Brands Holdings Inc.	301,136	2,120
*	Winn-Dixie Stores Inc.	153,275	2,011
	Cal-Maine Foods Inc.	67,245	1,800
*	Central Garden and Pet Co.	150,869	1,773
	Ingles Markets Inc. Class A	93,601	1,482
	Inter Parfums Inc.	120,840	1,476
	Tootsie Roll Industries Inc.	61,605	1,465
	Village Super Market Inc. Class A	41,834	1,233
	Farmer Bros Co.	58,620	1,213
	Pricesmart Inc.	59,419	1,114
	Alico Inc.	29,877	878
*,^ American Oriental Bioengineering Inc.		177,997	865
	Coca-Cola Bottling Co. Consolidated	12,761	618
*	Susser Holdings Corp.	44,897	564
*	National Beverage Corp.	46,698	538
			183,606
Energy (5.3%)
	Southern Union Co.	897,336	18,656
*	Encore Acquisition Co.	424,115	15,862
*	Whiting Petroleum Corp.	265,530	15,289
*	Mariner Energy Inc.	807,044	11,444
*	Helix Energy Solutions Group Inc.	751,062	11,251
*	Unit Corp.	235,754	9,725
*	Oil States International Inc.	259,221	9,106
	Penn Virginia Corp.	364,918	8,360
*	SEACOR Holdings Inc.	100,305	8,188
	Berry Petroleum Co. Class A	292,659	7,837
	Overseas Shipholding Group Inc.	205,179	7,668
*	Swift Energy Co.	294,176	6,966
*	Bristow Group Inc.	222,588	6,609
*	Complete Production Services Inc.	494,499	5,588
	World Fuel Services Corp.	112,434	5,405
*	Comstock Resources Inc.	130,825	5,243
*	Stone Energy Corp.	321,236	5,239
*	Parker Drilling Co.	933,417	5,096
*	Superior Energy Services Inc.	220,272	4,961
*	Enbridge Energy Management LLC	109,712	4,947
*	Hercules Offshore Inc.	906,275	4,450
*	Key Energy Services Inc.	497,165	4,325
*	James River Coal Co.	221,734	4,237
*	USEC Inc.	902,622	4,233
	Lufkin Industries Inc.	77,622	4,128
*	Exterran Holdings Inc.	166,448	3,951
*	Global Industries Ltd.	411,617	3,910

*	Hornbeck Offshore Services Inc.	122,180	3,367
*,^ Goodrich Petroleum Corp.		128,012	3,304
*	Rosetta Resources Inc.	209,711	3,081
	Holly Corp.	119,853	3,071
	General Maritime Corp.	395,350	3,060
*	Tetra Technologies Inc.	302,524	2,931
*	Seahawk Drilling Inc.	93,075	2,894
	CARBO Ceramics Inc.	55,679	2,870
*	Petroquest Energy Inc.	439,531	2,853
*	Petroleum Development Corp.	149,979	2,799
*	International Coal Group Inc.	682,857	2,752
*	CVR Energy Inc.	207,279	2,579
*	ION Geophysical Corp.	722,291	2,542
*	Newpark Resources Inc.	711,478	2,284
*	Oilsands Quest Inc.	1,938,608	2,191
*	Allis-Chalmers Energy Inc.	484,654	2,113
	W&T Offshore Inc.	178,710	2,093
*	PHI Inc.	100,146	2,031
	Gulf Island Fabrication Inc.	103,264	1,935
*	Gulfmark Offshore Inc.	58,090	1,902
*	Western Refining Inc.	277,285	1,788
	Crosstex Energy Inc.	317,997	1,679
*	Basic Energy Services Inc.	179,932	1,528
	Vaalco Energy Inc.	304,101	1,399
*	Harvest Natural Resources Inc.	264,522	1,357
*	Bronco Drilling Co. Inc.	206,712	1,354
*	Delta Petroleum Corp.	665,287	1,164
*	T-3 Energy Services Inc.	50,914	1,003
*	Dawson Geophysical Co.	22,131	606
*,^ Sulphco Inc.		273,664	375
	Delek US Holdings Inc.	37,991	326
			267,905
Financials (33.3%)
	Genworth Financial Inc. Class A	3,869,323	46,238
*,^ American International Group Inc.		973,322	42,933
	SL Green Realty Corp.	596,955	26,176
	Mack-Cali Realty Corp.	616,675	19,937
	Waddell & Reed Financial Inc.	691,745	19,680
	Arthur J Gallagher & Co.	805,701	19,635
	Senior Housing Properties Trust	1,020,623	19,504
^	Alexandria Real Estate Equities Inc.	349,039	18,970
	Chimera Investment Corp.	4,890,459	18,682
	Highwoods Properties Inc.	562,041	17,676
	Aspen Insurance Holdings Ltd.	666,540	17,643
	First Niagara Financial Group Inc.	1,429,649	17,628
	Essex Property Trust Inc.	220,529	17,550
	MFA Financial Inc.	2,192,622	17,453
	Assured Guaranty Ltd.	884,678	17,180
	Corporate Office Properties Trust SBI/MD	461,206	17,009
	Hanover Insurance Group Inc.	411,024	16,988
	Allied World Assurance Co. Holdings Ltd.	337,548	16,179
	Bank of Hawaii Corp.	384,302	15,964
	StanCorp Financial Group Inc.	394,147	15,912
	Washington Federal Inc.	877,159	14,789
	Platinum Underwriters Holdings Ltd.	411,264	14,740
	Bancorpsouth Inc.	602,790	14,714
	Protective Life Corp.	671,176	14,377
	Endurance Specialty Holdings Ltd.	392,822	14,326

Apartment Investment & Management Co.	941,288	13,884
National Retail Properties Inc.	642,379	13,792
HRPT Properties Trust	1,798,673	13,526
Washington Real Estate Investment Trust	468,041	13,480
Valley National Bancorp	1,082,664	13,306
* ProAssurance Corp.	252,543	13,180
Synovus Financial Corp.	3,476,342	13,036
BRE Properties Inc.	411,927	12,893
FirstMerit Corp.	663,508	12,627
Apollo Investment Corp.	1,287,877	12,299
Westamerica Bancorporation	234,504	12,194
Prosperity Bancshares Inc.	333,461	11,601
Home Properties Inc.	264,466	11,396
* Alleghany Corp.	43,959	11,388
American Campus Communities Inc.	408,998	10,982
Brandywine Realty Trust	990,962	10,940
BioMed Realty Trust Inc.	787,754	10,871
Montpelier Re Holdings Ltd.	658,968	10,754
Omega Healthcare Investors Inc.	661,971	10,605
Fulton Financial Corp.	1,411,828	10,391
* MBIA Inc.	1,336,009	10,367
Mid-America Apartment Communities Inc.	226,742	10,233
Jones Lang LaSalle Inc.	215,536	10,210
Developers Diversified Realty Corp.	1,091,249	10,083
Healthcare Realty Trust Inc.	476,844	10,076
LaSalle Hotel Properties	509,633	10,019
CBL & Associates Properties Inc.	988,863	9,592
Douglas Emmett Inc.	780,203	9,581
Ares Capital Corp.	869,116	9,578
Entertainment Properties Trust	280,146	9,564
Kilroy Realty Corp.	335,960	9,320
Zenith National Insurance Corp.	300,078	9,272
Erie Indemnity Co. Class A	246,978	9,252
Potlatch Corp.	319,192	9,081
CapitalSource Inc.	2,061,890	8,949
Redwood Trust Inc.	574,307	8,902
Hatteras Financial Corp.	290,794	8,718
Delphi Financial Group Inc.	383,728	8,684
* PHH Corp.	437,199	8,674
* Argo Group International Holdings Ltd.	247,585	8,339
Max Capital Group Ltd.	387,344	8,278
DCT Industrial Trust Inc.	1,611,769	8,236
Wilmington Trust Corp.	557,396	7,915
Unitrin Inc.	401,852	7,832
* Conseco Inc.	1,485,630	7,814
MB Financial Inc.	370,877	7,777
EastGroup Properties Inc.	202,638	7,745
Old National Bancorp/IN	679,330	7,608
* Piper Jaffray Cos.	158,293	7,554
Trustmark Corp.	392,418	7,476
Franklin Street Properties Corp.	567,872	7,439
^ American Capital Ltd.	2,271,722	7,338
Astoria Financial Corp.	662,836	7,318
Capstead Mortgage Corp.	509,960	7,094
Umpqua Holdings Corp.	669,189	7,093
* DiamondRock Hospitality Co.	867,281	7,025
Extra Space Storage Inc.	659,316	6,956
Iberiabank Corp.	152,650	6,955

	Post Properties Inc.	384,844	6,927
	International Bancshares Corp.	413,313	6,741
	Selective Insurance Group	424,964	6,685
*	Ocwen Financial Corp.	575,921	6,519
^	United Bankshares Inc.	331,458	6,493
	Sovran Self Storage Inc.	212,376	6,463
	Anworth Mortgage Asset Corp.	817,097	6,439
	FNB Corp./PA	890,190	6,329
	NBT Bancorp Inc.	275,326	6,206
	Popular Inc.	2,155,194	6,099
	Tanger Factory Outlet Centers	160,129	5,979
	National Health Investors Inc.	188,449	5,964
*	MF Global Ltd.	820,389	5,964
*	AmeriCredit Corp.	373,318	5,895
	Employers Holdings Inc.	375,512	5,813
	National Penn Bancshares Inc.	934,256	5,708
	Cousins Properties Inc.	672,146	5,565
^	Equity One Inc.	347,001	5,438
	Wintrust Financial Corp.	192,766	5,390
	NewAlliance Bancshares Inc.	502,710	5,379
	Inland Real Estate Corp.	608,482	5,330
	Webster Financial Corp.	424,930	5,299
	Whitney Holding Corp./LA	541,739	5,168
	PS Business Parks Inc.	99,875	5,126
	Medical Properties Trust Inc.	644,320	5,032
	CVB Financial Corp.	662,695	5,030
	UMB Financial Corp.	122,676	4,961
	Financial Federal Corp.	197,226	4,868
*,^ MGIC Investment Corp.		653,575	4,843
	Community Bank System Inc.	263,535	4,815
	East West Bancorp Inc.	579,366	4,809
	Sterling Bancshares Inc./TX	646,842	4,728
*	Forestar Group Inc.	273,675	4,702
	Infinity Property & Casualty Corp.	110,200	4,681
	Investors Real Estate Trust	510,082	4,611
	Brookline Bancorp Inc.	474,029	4,608
	Acadia Realty Trust	302,730	4,562
	Radian Group Inc.	427,635	4,524
	Provident Financial Services Inc.	433,047	4,456
	Allied Capital Corp.	1,438,211	4,415
	Horace Mann Educators Corp.	315,436	4,407
	First Midwest Bancorp Inc./IL	390,563	4,402
	First Financial Bancorp	357,973	4,314
	First Financial Bankshares Inc.	86,706	4,288
	PacWest Bancorp	224,578	4,278
	Forest City Enterprises Inc. Class A	318,257	4,255
	Sunstone Hotel Investors Inc.	582,084	4,133
	Colonial Properties Trust	423,989	4,125
	GFI Group Inc.	568,344	4,109
^	Prospect Capital Corp.	381,012	4,081
	Susquehanna Bancshares Inc.	692,595	4,079
	LTC Properties Inc.	167,506	4,027
	U-Store-It Trust	640,803	4,005
*	Broadpoint Gleacher Securities Inc.	470,972	3,928
	American Capital Agency Corp.	135,652	3,859
	City Holding Co.	128,565	3,833
	Trustco Bank Corp. NY	612,823	3,830
^	CIT Group Inc.	3,121,968	3,778

	Chemical Financial Corp.	172,541	3,760
	Glacier Bancorp Inc.	247,636	3,700
	Getty Realty Corp.	149,115	3,659
	Lexington Realty Trust	708,285	3,612
	Hancock Holding Co.	95,828	3,600
	Harleysville Group Inc.	112,968	3,575
	Northwest Bancorp Inc.	156,213	3,568
	Columbia Banking System Inc.	215,363	3,564
	Safety Insurance Group Inc.	107,588	3,542
	First Commonwealth Financial Corp.	614,809	3,492
	Flagstone Reinsurance Holdings Ltd.	306,850	3,461
	Parkway Properties Inc./Md	173,276	3,414
	Park National Corp.	58,268	3,399
	National Western Life Insurance Co. Class A	19,212	3,381
*,^ United Community Banks Inc./GA		673,805	3,369
	Boston Private Financial Holdings Inc.	516,251	3,361
	Independent Bank Corp./Rockland MA	151,415	3,351
	BlackRock Kelso Capital Corp.	447,382	3,320
	United Fire & Casualty Co.	181,780	3,254
	Meadowbrook Insurance Group Inc.	439,581	3,253
	Bank Mutual Corp.	357,595	3,161
	Fifth Street Finance Corp.	284,161	3,106
	Sun Communities Inc.	141,725	3,050
	Phoenix Cos. Inc.	932,350	3,030
	Universal Health Realty Income Trust	90,668	2,951
	Cathay General Bancorp	358,070	2,897
*	Hilltop Holdings Inc.	235,810	2,891
	National Financial Partners Corp.	329,693	2,875
*	Nelnet Inc. Class A	230,644	2,869
	SWS Group Inc.	199,188	2,868
	American Equity Investment Life Holding Co.	405,774	2,849
	SCBT Financial Corp.	101,306	2,847
*	KBW Inc.	88,319	2,846
	PMI Group Inc.	662,412	2,815
	WesBanco Inc.	182,078	2,815
	Hercules Technology Growth Capital Inc.	283,674	2,786
*	Western Alliance Bancorp	439,992	2,776
	Provident New York Bancorp	289,306	2,763
	Community Trust Bancorp Inc.	103,259	2,702
	StellarOne Corp.	182,421	2,691
*	AMERISAFE Inc.	151,827	2,619
	Simmons First National Corp. Class A	90,278	2,601
	OneBeacon Insurance Group Ltd. Class A	188,155	2,585
	Walter Investment Management Corp.	159,517	2,555
	First Potomac Realty Trust	220,110	2,544
	Education Realty Trust Inc.	427,453	2,535
	Univest Corp. of Pennsylvania	115,655	2,506
	Flushing Financial Corp.	218,512	2,491
	Compass Diversified Holdings	235,713	2,468
	S&T Bancorp Inc.	188,233	2,439
	Berkshire Hills Bancorp Inc.	110,542	2,425
*,^ iStar Financial Inc.		796,308	2,421
	First Industrial Realty Trust Inc.	456,885	2,399
	Renasant Corp.	161,329	2,396
	Tompkins Financial Corp.	54,522	2,383
	Oriental Financial Group Inc.	185,315	2,353
	FelCor Lodging Trust Inc.	517,899	2,346
	American Physicians Capital Inc.	81,388	2,345

Cedar Shopping Centers Inc.	361,066	2,329
^ Pennsylvania Real Estate Investment Trust	305,818	2,327
* CNA Surety Corp.	142,148	2,303
Southside Bancshares Inc.	101,851	2,294
State Auto Financial Corp.	127,527	2,287
FBL Financial Group Inc. Class A	117,504	2,283
Arrow Financial Corp.	83,309	2,274
Saul Centers Inc.	69,936	2,245
Dime Community Bancshares	194,173	2,219
First Bancorp/Troy NC	120,879	2,182
Sandy Spring Bancorp Inc.	132,626	2,159
Northfield Bancorp Inc.	163,538	2,093
^ TowneBank/Portsmouth VA	164,157	2,093
Ramco-Gershenson Properties Trust	234,621	2,093
Calamos Asset Management Inc. Class A	157,158	2,052
First Financial Holdings Inc.	128,140	2,046
Washington Trust Bancorp Inc.	116,304	2,038
* FPIC Insurance Group Inc.	59,802	2,006
* SeaBright Insurance Holdings Inc.	175,097	2,000
Kite Realty Group Trust	475,295	1,982
Lakeland Financial Corp.	94,653	1,955
* United America Indemnity Ltd. Class A	263,953	1,951
First Bancorp/Puerto Rico	633,813	1,933
Camden National Corp.	58,106	1,920
Glimcher Realty Trust	521,121	1,913
1st Source Corp.	116,970	1,907
Westfield Financial Inc.	224,754	1,904
South Financial Group Inc.	1,290,217	1,897
Presidential Life Corp.	178,023	1,844
Urstadt Biddle Properties Inc. Class A	124,943	1,823
Bancfirst Corp.	49,278	1,820
NorthStar Realty Finance Corp.	508,636	1,785
Trico Bancshares	108,219	1,775
Harleysville National Corp.	330,118	1,760
Kearny Financial Corp.	167,476	1,745
Union Bankshares Corp./VA	139,923	1,742
Stewart Information Services Corp.	138,519	1,713
Advance America Cash Advance Centers Inc.	297,383	1,665
Republic Bancorp Inc./KY Class A	81,779	1,632
First Mercury Financial Corp.	122,176	1,627
Capital Southwest Corp.	20,943	1,607
Southwest Bancorp Inc./Stillwater OK	112,308	1,577
Strategic Hotels & Resorts Inc.	602,600	1,561
CapLease Inc.	386,584	1,558
MVC Capital Inc.	175,191	1,538
^ First Busey Corp.	326,239	1,533
DuPont Fabros Technology Inc.	114,470	1,526
Student Loan Corp.	32,227	1,495
BankFinancial Corp.	155,284	1,488
Baldwin & Lyons Inc.	63,264	1,484
Donegal Group Inc. Class A	95,905	1,481
First Community Bancshares Inc./VA	116,747	1,473
RAIT Financial Trust	497,970	1,464
* Altisource Portfolio Solutions SA	101,230	1,462
ESSA Bancorp Inc.	110,385	1,458
Bank of the Ozarks Inc.	54,529	1,447
* MarketAxess Holdings Inc.	119,929	1,445
* TradeStation Group Inc.	174,432	1,422

	BGC Partners Inc. Class A	327,131	1,400
	SY Bancorp Inc.	60,334	1,393
	United Financial Bancorp Inc.	119,458	1,383
*	LaBranche & Co. Inc.	402,105	1,367
	Heartland Financial USA Inc.	92,281	1,361
	WSFS Financial Corp.	49,768	1,326
	Lakeland Bancorp Inc.	172,820	1,296
	NGP Capital Resources Co.	174,136	1,264
	Nara Bancorp Inc.	179,322	1,246
	Hersha Hospitality Trust	398,880	1,237
	CoBiz Financial Inc.	247,555	1,233
	Amtrust Financial Services Inc.	107,333	1,225
	First Financial Corp./IN	39,838	1,221
	Abington Bancorp Inc.	156,579	1,212
*	Avatar Holdings Inc.	62,963	1,196
	Evercore Partners Inc. Class A	39,947	1,167
	Capital City Bank Group Inc.	81,928	1,163
	Kansas City Life Insurance Co.	37,012	1,153
*	First Marblehead Corp.	520,632	1,145
	Cohen & Steers Inc.	47,092	1,130
	Wilshire Bancorp Inc.	153,498	1,127
	First Merchants Corp.	160,168	1,116
	Ames National Corp.	45,913	1,107
*	Penson Worldwide Inc.	112,154	1,092
	Consolidated-Tomoka Land Co.	28,263	1,082
	Citizens & Northern Corp.	72,404	1,071
	Winthrop Realty Trust	108,598	1,058
	MainSource Financial Group Inc.	153,256	1,042
	EMC Insurance Group Inc.	47,592	1,006
	Sterling Bancorp/NY	139,138	1,005
	National Interstate Corp.	54,878	960
*	Thomas Weisel Partners Group Inc.	159,992	854
	Great Southern Bancorp Inc.	35,253	836
*	Gramercy Capital Corp./New York	340,880	828
	First Financial Northwest Inc.	138,222	804
*,^ Citizens Republic Bancorp Inc.		1,020,311	775
	Clifton Savings Bancorp Inc.	76,006	745
*	FBR Capital Markets Corp.	124,832	740
^	UCBH Holdings Inc.	854,894	684
	NASB Financial Inc.	25,644	674
	GAMCO Investors Inc.	14,422	659
*	Sun Bancorp Inc./NJ	123,777	654
	Central Pacific Financial Corp.	233,161	588
^	Old Second Bancorp Inc.	100,260	574
	Urstadt Biddle Properties Inc.	40,464	533
*	Grubb & Ellis Co.	314,650	532
*	FCStone Group Inc.	107,524	518
	Pacific Capital Bancorp NA	359,366	517
*	Flagstar Bancorp Inc.	500,678	516
*	NewStar Financial Inc.	153,481	505
^	Green Bankshares Inc.	90,191	451
	Sterling Financial Corp./WA	211,248	422
	Roma Financial Corp.	31,535	392
	Rockville Financial Inc.	35,145	378
	Frontier Financial Corp.	340,655	371
	Universal Insurance Holdings Inc.	72,851	366
*	Waterstone Financial Inc.	63,478	321
	Banner Corp.	116,715	319

* Hanmi Financial Corp.	193,524	317
* Asset Acceptance Capital Corp.	43,150	313
Capitol Bancorp Ltd.	119,210	311
* Cardtronics Inc.	34,652	271
* Crawford & Co. Class A	59,470	193
Advanta Corp. Class B	187,794	105
Advanta Corp. Class A	109,247	60
Teton Advisors Inc. Class B	324	1
		1,683,450
Health Care (5.8%)
Universal Health Services Inc. Class B	365,076	22,609
* Mednax Inc.	367,960	20,208
PerkinElmer Inc.	937,281	18,033
Teleflex Inc.	319,458	15,433
Owens & Minor Inc.	334,794	15,149
* Health Management Associates Inc. Class A	1,982,441	14,848
* Dendreon Corp.	448,180	12,545
* LifePoint Hospitals Inc.	414,882	11,227
Cooper Cos. Inc.	363,045	10,793
Hill-Rom Holdings Inc.	477,770	10,406
* AMERIGROUP Corp.	424,973	9,422
* Centene Corp.	346,381	6,560
Invacare Corp.	237,028	5,281
* Amsurg Corp. Class A	246,476	5,233
* Healthspring Inc.	393,619	4,822
* Emergency Medical Services Corp. Class A	96,467	4,486
* Conmed Corp.	233,421	4,475
* Greatbatch Inc.	186,260	4,185
* Kindred Healthcare Inc.	251,299	4,079
* Psychiatric Solutions Inc.	150,232	4,020
* Viropharma Inc.	404,155	3,888
* AMAG Pharmaceuticals Inc.	88,926	3,884
Analogic Corp.	102,938	3,811
Brookdale Senior Living Inc.	209,952	3,806
* Universal American Corp./NY	373,354	3,517
* Odyssey HealthCare Inc.	264,712	3,309
Computer Programs & Systems Inc.	79,063	3,274
* RehabCare Group Inc.	147,544	3,200
* Magellan Health Services Inc.	99,220	3,082
* WellCare Health Plans Inc.	118,623	2,924
* inVentiv Health Inc.	174,465	2,919
* Res-Care Inc.	201,060	2,857
* Triple-S Management Corp. Class B	164,075	2,752
Landauer Inc.	48,841	2,685
PDL BioPharma Inc.	337,215	2,657
* Savient Pharmaceuticals Inc.	171,255	2,603
* Molina Healthcare Inc.	104,059	2,153
* Medivation Inc.	78,556	2,132
* Cross Country Healthcare Inc.	222,565	2,072
* Sun Healthcare Group Inc.	227,630	1,967
* Gentiva Health Services Inc.	77,169	1,930
* RTI Biologics Inc.	437,636	1,904
* Immunogen Inc.	214,207	1,737
* Geron Corp.	250,368	1,642
* Assisted Living Concepts Inc. Class A	78,010	1,616
* Skilled Healthcare Group Inc.	163,323	1,311
* Nighthawk Radiology Holdings Inc.	180,290	1,303
* Allos Therapeutics Inc.	177,094	1,284

*	Enzo Biochem Inc.	177,654	1,258
*	Kensey Nash Corp.	41,089	1,189
*	Medcath Corp.	133,840	1,174
*,^ Arena Pharmaceuticals Inc.		262,376	1,173
*	Rigel Pharmaceuticals Inc.	140,434	1,152
*	Sunrise Senior Living Inc.	368,844	1,118
*	Momenta Pharmaceuticals Inc.	99,116	1,052
*	Cynosure Inc. Class A	79,286	924
*	AMN Healthcare Services Inc.	92,627	881
*	Cadence Pharmaceuticals Inc.	71,322	789
*	Arqule Inc.	169,940	771
*	Orexigen Therapeutics Inc.	75,802	747
*	Kendle International Inc.	40,083	670
*	SIGA Technologies Inc.	81,390	642
*	Clinical Data Inc.	35,485	592
*	Albany Molecular Research Inc.	62,540	542
*	Nabi Biopharmaceuticals	147,164	528
*	Lexicon Pharmaceuticals Inc.	232,799	496
*	Opko Health Inc.	185,924	424
*	OraSure Technologies Inc.	130,450	378
*	Neurocrine Biosciences Inc.	109,982	335
*	KV Pharmaceutical Co. Class A	96,655	297
*	Life Sciences Research Inc.	27,044	215
*	Idenix Pharmaceuticals Inc.	61,415	190
			293,570
Industrials (15.0%)
	Oshkosh Corp.	703,041	21,745
*	Corrections Corp. of America	925,806	20,970
	Carlisle Cos. Inc.	492,398	16,697
	Hubbell Inc. Class B	395,666	16,618
	Lincoln Electric Holdings Inc.	341,712	16,214
	Snap-On Inc.	462,937	16,092
	Kennametal Inc.	644,837	15,869
	Timken Co.	661,300	15,494
	Con-way Inc.	372,188	14,262
	Lennox International Inc.	378,554	13,673
	Regal-Beloit Corp.	283,355	12,952
	Curtiss-Wright Corp.	363,432	12,404
*	JetBlue Airways Corp.	1,887,311	11,286
	Brady Corp. Class A	391,762	11,251
	Trinity Industries Inc.	631,678	10,859
	Watsco Inc.	197,950	10,671
	GATX Corp.	379,189	10,598
	Alexander & Baldwin Inc.	329,852	10,585
	Manitowoc Co. Inc.	1,047,701	9,922
	Baldor Electric Co.	355,242	9,712
	Crane Co.	375,510	9,692
*	Moog Inc. Class A	319,271	9,419
*	WESCO International Inc.	322,849	9,298
*	GrafTech International Ltd.	627,904	9,230
*	United Stationers Inc.	190,717	9,080
	Granite Construction Inc.	279,841	8,658
	Kaydon Corp.	267,015	8,657
	Belden Inc.	374,092	8,642
*	EnerSys	367,296	8,125
*	Alaska Air Group Inc.	292,162	7,827
*	MPS Group Inc.	743,843	7,825
	Briggs & Stratton Corp.	400,631	7,776

Skywest Inc.	446,994	7,411
ABM Industries Inc.	349,572	7,355
HNI Corp.	306,499	7,233
Watts Water Technologies Inc. Class A	236,723	7,161
Deluxe Corp.	411,215	7,032
Werner Enterprises Inc.	374,357	6,974
Corporate Executive Board Co.	274,198	6,828
Mueller Water Products Inc. Class A	1,230,055	6,741
* EMCOR Group Inc.	264,486	6,697
Otter Tail Corp.	270,880	6,482
Barnes Group Inc.	362,539	6,196
* Esterline Technologies Corp.	155,082	6,081
Brink's Co.	225,794	6,076
AO Smith Corp.	158,833	6,052
* Insituform Technologies Inc. Class A	312,110	5,974
* MasTec Inc.	487,337	5,921
Arkansas Best Corp.	193,150	5,783
* Armstrong World Industries Inc.	161,520	5,566
EnergySolutions Inc.	603,605	5,565
Universal Forest Products Inc.	138,583	5,468
* BE Aerospace Inc.	269,841	5,435
Simpson Manufacturing Co. Inc.	204,624	5,169
* Layne Christensen Co.	156,422	5,013
* Teledyne Technologies Inc.	137,446	4,947
* Chart Industries Inc.	228,456	4,932
Ameron International Corp.	70,363	4,924
* USG Corp.	278,908	4,792
Herman Miller Inc.	280,933	4,751
* Atlas Air Worldwide Holdings Inc.	143,990	4,603
* Tutor Perini Corp.	214,282	4,564
* Interline Brands Inc.	260,821	4,395
Quanex Building Products Corp.	302,574	4,345
Albany International Corp.	220,422	4,276
Franklin Electric Co. Inc.	148,474	4,257
Triumph Group Inc.	87,004	4,175
Aircastle Ltd.	413,827	4,002
Knoll Inc.	378,202	3,945
Tennant Co.	134,905	3,920
Seaboard Corp.	2,978	3,871
CIRCOR International Inc.	136,477	3,857
Mcgrath Rentcorp	181,292	3,856
* Avis Budget Group Inc.	286,214	3,824
* EnPro Industries Inc.	160,408	3,667
* School Specialty Inc.	150,958	3,581
Mueller Industries Inc.	149,160	3,560
Apogee Enterprises Inc.	224,753	3,376
Ennis Inc.	207,836	3,352
Encore Wire Corp.	147,795	3,302
Steelcase Inc. Class A	530,900	3,297
G&K Services Inc. Class A	148,533	3,291
Interface Inc. Class A	386,942	3,212
* ACCO Brands Corp.	439,700	3,175
Macquarie Infrastructure Co. LLC	343,500	3,095
^ Genco Shipping & Trading Ltd.	148,792	3,092
Tredegar Corp.	204,391	2,964
Great Lakes Dredge & Dock Corp.	424,014	2,960
Kaman Corp.	134,304	2,952
* United Rentals Inc.	282,666	2,911

*	Griffon Corp.	280,157	2,821
	Kelly Services Inc. Class A	226,808	2,790
	Federal Signal Corp.	370,648	2,665
*	Korn/Ferry International	180,357	2,631
*	Spherion Corp.	416,848	2,589
*	Republic Airways Holdings Inc.	277,408	2,588
*	Rush Enterprises Inc. Class A	199,905	2,583
	NACCO Industries Inc. Class A	42,829	2,573
	Gibraltar Industries Inc.	193,467	2,567
	Titan International Inc.	269,354	2,397
*	AAR Corp.	108,717	2,385
	Bowne & Co. Inc.	307,188	2,365
*	Ceradyne Inc.	128,543	2,356
	FreightCar America Inc.	95,827	2,329
*	Columbus McKinnon Corp./NY	145,777	2,209
*	Colfax Corp.	207,573	2,207
*	Argon ST Inc.	113,454	2,161
*	Consolidated Graphics Inc.	80,594	2,011
*	Blount International Inc.	212,005	2,008
	Eagle Bulk Shipping Inc.	377,975	1,939
*	Ladish Co. Inc.	127,735	1,933
*	H&E Equipment Services Inc.	167,134	1,894
	Standex International Corp.	94,068	1,865
	Cascade Corp.	69,566	1,860
	TAL International Group Inc.	126,435	1,798
	Viad Corp.	82,981	1,652
*	Northwest Pipe Co.	48,410	1,623
	Kimball International Inc. Class B	203,478	1,553
	Ducommun Inc.	79,828	1,510
	CDI Corp.	107,341	1,508
	Greenbrier Cos. Inc.	128,432	1,504
	Horizon Lines Inc. Class A	231,962	1,473
	Schawk Inc. Class A	125,681	1,467
*	First Advantage Corp. Class A	77,712	1,442
	American Woodmark Corp.	74,020	1,432
	Sun Hydraulics Corp.	65,977	1,389
*	Tecumseh Products Co. Class A	117,475	1,331
*	Volt Information Sciences Inc.	108,861	1,330
	Aceto Corp.	199,587	1,317
	Courier Corp.	81,975	1,242
*	Kadant Inc.	97,576	1,184
	Applied Signal Technology Inc.	49,982	1,163
	Pacer International Inc.	283,481	1,094
*,^ YRC Worldwide Inc.		239,063	1,064
	Ampco-Pittsburgh Corp.	35,047	932
*,^ TBS International Ltd. Class A		106,513	927
*	Pike Electric Corp.	74,450	892
*	Metalico Inc.	213,885	892
*	Amerco Inc.	19,412	890
	Universal Truckload Services Inc.	51,782	855
	American Railcar Industries Inc.	77,890	826
*	Rush Enterprises Inc. Class B	71,451	778
	Sauer-Danfoss Inc.	97,845	750
*	3D Systems Corp.	77,233	713
*	LECG Corp.	196,977	691
*	Trimas Corp.	134,564	686
*	Sterling Construction Co. Inc.	35,474	635
	Lawson Products Inc./IL	34,453	600

*,^ NCI Building Systems Inc.		158,253	506
*	Odyssey Marine Exploration Inc.	261,880	487
	Standard Register Co.	76,101	447
	Preformed Line Products Co.	10,544	422
	Primoris Services Corp.	50,750	366
*	Fushi Copperweld Inc.	42,710	361
*	Builders FirstSource Inc.	73,257	319
*	Tecumseh Products Co. Class B	19,385	229
*	Plug Power Inc.	235,652	207
			758,552
Information Technology (9.8%)
*	Skyworks Solutions Inc.	1,346,199	17,824
	Diebold Inc.	532,505	17,535
*	Tech Data Corp.	403,755	16,800
*	3Com Corp.	3,115,896	16,296
*	Novell Inc.	2,769,315	12,490
*	CACI International Inc. Class A	240,731	11,379
*	Vishay Intertechnology Inc.	1,384,005	10,934
	Plantronics Inc.	392,791	10,531
*	Convergys Corp.	985,795	9,799
*	Benchmark Electronics Inc.	524,491	9,441
*	Compuware Corp.	1,263,686	9,263
*	Integrated Device Technology Inc.	1,328,926	8,984
	Fair Isaac Corp.	392,388	8,432
*	JDS Uniphase Corp.	1,103,966	7,849
	Take-Two Interactive Software Inc.	645,409	7,235
*	Avocent Corp.	356,186	7,220
*	Mentor Graphics Corp.	773,020	7,197
	Earthlink Inc.	849,901	7,148
*	Rambus Inc.	398,955	6,942
*	Emulex Corp.	666,960	6,863
*	Fairchild Semiconductor International Inc. Class A	647,444	6,623
	MAXIMUS Inc.	140,780	6,560
*	Lawson Software Inc.	1,051,229	6,560
*	Arris Group Inc.	498,430	6,485
*	Veeco Instruments Inc.	258,396	6,026
*	PMC - Sierra Inc.	626,528	5,990
*	QLogic Corp.	334,527	5,754
*	Acxiom Corp.	596,559	5,643
*	Sanmina-SCI Corp.	654,847	5,632
*	EchoStar Corp. Class A	298,632	5,513
	United Online Inc.	672,727	5,409
*	JDA Software Group Inc.	238,889	5,241
*	Checkpoint Systems Inc.	312,913	5,144
	Cognex Corp.	302,814	4,960
	AVX Corp.	411,016	4,903
*	SYNNEX Corp.	158,855	4,842
*	L-1 Identity Solutions Inc.	677,325	4,735
*	Brightpoint Inc.	527,636	4,617
*	Littelfuse Inc.	174,666	4,583
*	Teradyne Inc.	486,753	4,502
*	Insight Enterprises Inc.	368,293	4,497
*	Electronics for Imaging Inc.	395,452	4,457
*	Cymer Inc.	113,303	4,403
*	Avid Technology Inc.	300,270	4,231
*	ADC Telecommunications Inc.	504,367	4,206
*	Ciena Corp.	255,122	4,153
*	Ariba Inc.	350,837	4,070

* TTM Technologies Inc.	346,279	3,972
* Tekelec	240,716	3,955
* International Rectifier Corp.	201,770	3,933
Park Electrochemical Corp.	156,197	3,850
* THQ Inc.	542,438	3,710
* MKS Instruments Inc.	188,432	3,635
* Progress Software Corp.	160,272	3,630
Black Box Corp.	140,849	3,534
* Harris Stratex Networks Inc. Class A	469,762	3,288
* Adaptec Inc.	978,329	3,268
* Zoran Corp.	269,614	3,106
* MSC.Software Corp.	365,258	3,072
Technitrol Inc.	330,313	3,042
* Sonus Networks Inc.	1,427,467	3,026
* ModusLink Global Solutions Inc.	367,050	2,969
* Loral Space & Communications Inc.	97,921	2,691
* Standard Microsystems Corp.	114,844	2,666
Methode Electronics Inc.	303,958	2,635
* Entegris Inc.	513,960	2,544
* Newport Corp.	289,825	2,539
CTS Corp.	271,977	2,529
* Bottomline Technologies Inc.	191,099	2,465
* Rogers Corp.	82,101	2,461
Cohu Inc.	178,412	2,419
* Cabot Microelectronics Corp.	66,029	2,302
* Omnivision Technologies Inc.	140,872	2,293
Imation Corp.	244,545	2,267
* Ness Technologies Inc.	279,635	2,206
* Exar Corp.	294,122	2,162
* Quantum Corp.	1,688,500	2,128
* Ciber Inc.	524,963	2,100
* Websense Inc.	124,980	2,100
* Extreme Networks	713,474	1,998
* TNS Inc.	71,098	1,948
* infoGROUP Inc.	277,142	1,943
* Advanced Energy Industries Inc.	134,431	1,914
* Electro Scientific Industries Inc.	142,760	1,912
* SMART Modular Technologies WWH Inc.	399,648	1,902
Micrel Inc.	228,669	1,864
* Symmetricom Inc.	351,763	1,822
* Utstarcom Inc.	870,999	1,820
* Seachange International Inc.	242,286	1,817
* Netgear Inc.	97,163	1,783
MTS Systems Corp.	60,624	1,771
Electro Rent Corp.	146,386	1,686
iGate Corp.	195,382	1,676
* Actel Corp.	137,147	1,669
* ATMI Inc.	88,358	1,604
* DSP Group Inc.	182,613	1,486
* Silicon Image Inc.	601,826	1,462
* Infospace Inc.	182,315	1,411
* Brooks Automation Inc.	181,129	1,400
* Lattice Semiconductor Corp.	601,203	1,353
* Internap Network Services Corp.	387,110	1,243
Agilysys Inc.	182,053	1,200
* Kulicke & Soffa Industries Inc.	193,136	1,165
* Mattson Technology Inc.	402,381	1,135
* Echelon Corp.	86,047	1,107

*	Perficient Inc.	129,913	1,074
*	Silicon Storage Technology Inc.	428,637	1,037
*	Integral Systems Inc./MD	140,307	968
*	Powerwave Technologies Inc.	533,573	854
*	Monotype Imaging Holdings Inc.	91,062	766
*,^ Magma Design Automation Inc.		349,926	731
*	Ixia	96,127	659
*	Rudolph Technologies Inc.	82,696	612
	Marchex Inc. Class B	109,619	538
*	Cogo Group Inc.	77,751	476
*	Advanced Analogic Technologies Inc.	115,862	460
*	Limelight Networks Inc.	106,279	431
	Bel Fuse Inc. Class B	22,661	431
	Renaissance Learning Inc.	35,486	353
*	Emcore Corp.	211,397	275
	Bel Fuse Inc. Class A	10,375	188
			494,342
Materials (7.0%)
	Ashland Inc.	566,272	24,474
	Aptargroup Inc.	544,453	20,341
	RPM International Inc.	1,032,403	19,089
	Packaging Corp. of America	823,919	16,808
	Compass Minerals International Inc.	261,781	16,131
	Rock-Tenn Co. Class A	292,804	13,794
	Temple-Inland Inc.	813,269	13,354
	Cytec Industries Inc.	379,353	12,318
	Huntsman Corp.	1,335,820	12,169
	Cabot Corp.	525,629	12,147
*	Coeur d'Alene Mines Corp.	551,703	11,310
	Olin Corp.	626,415	10,925
	Sensient Technologies Corp.	391,368	10,868
*	Solutia Inc.	917,784	10,628
	Carpenter Technology Corp.	353,803	8,276
	HB Fuller Co.	390,219	8,156
*	OM Group Inc.	245,607	7,464
*	Rockwood Holdings Inc.	357,443	7,353
	Minerals Technologies Inc.	150,645	7,165
	Schweitzer-Mauduit International Inc.	122,884	6,680
*	Louisiana-Pacific Corp.	987,867	6,589
	Arch Chemicals Inc.	201,239	6,035
*	RTI International Metals Inc.	234,179	5,833
	Silgan Holdings Inc.	107,309	5,658
*	Hecla Mining Co.	1,139,269	5,001
	Koppers Holdings Inc.	164,135	4,867
*	PolyOne Corp.	704,825	4,701
	Kaiser Aluminum Corp.	122,168	4,442
	Glatfelter	365,980	4,202
	Westlake Chemical Corp.	159,040	4,087
*	Clearwater Paper Corp.	91,264	3,772
	A Schulman Inc.	188,450	3,756
	Wausau Paper Corp.	374,422	3,744
*	Century Aluminum Co.	387,611	3,624
	Worthington Industries Inc.	253,797	3,528
*	Buckeye Technologies Inc.	310,437	3,331
	Ferro Corp.	360,826	3,211
	Innospec Inc.	190,319	2,807
	Spartech Corp.	246,481	2,655
	Myers Industries Inc.	241,449	2,600

* Brush Engineered Materials Inc.	104,960	2,567
Olympic Steel Inc.	74,215	2,129
Deltic Timber Corp.	42,507	1,946
Hawkins Inc.	69,903	1,633
* Graphic Packaging Holding Co.	686,118	1,585
Neenah Paper Inc.	118,378	1,393
AM Castle & Co.	137,792	1,370
American Vanguard Corp.	164,073	1,364
Innophos Holdings Inc.	72,365	1,339
* Headwaters Inc.	341,190	1,320
* Haynes International Inc.	33,981	1,081
* Stillwater Mining Co.	132,731	892
* General Moly Inc.	173,401	546
		353,058
Telecommunication Services (0.7%)
* Syniverse Holdings Inc.	522,726	9,148
* Cincinnati Bell Inc.	1,727,658	6,047
NTELOS Holdings Corp.	255,460	4,511
Atlantic Tele-Network Inc.	79,700	4,258
Iowa Telecommunications Services Inc.	262,749	3,311
Consolidated Communications Holdings Inc.	190,636	3,052
* SureWest Communications	109,439	1,359
* Premiere Global Services Inc.	161,606	1,343
* TerreStar Corp.	498,501	1,141
Fairpoint Communications Inc.	722,140	296
* FiberTower Corp.	244,497	264
		34,730
Utilities (6.5%)
AGL Resources Inc.	620,246	21,876
Atmos Energy Corp.	739,678	20,844
Great Plains Energy Inc.	1,073,691	19,273
Westar Energy Inc.	873,466	17,041
Vectren Corp.	618,853	14,258
Piedmont Natural Gas Co. Inc.	590,628	14,140
WGL Holdings Inc.	403,057	13,357
Hawaiian Electric Industries Inc.	735,804	13,333
Nicor Inc.	363,418	13,297
New Jersey Resources Corp.	338,619	12,295
Cleco Corp.	485,410	12,174
Portland General Electric Co.	603,864	11,908
IDACORP Inc.	378,766	10,905
Southwest Gas Corp.	359,240	9,189
Avista Corp.	438,980	8,876
Northwest Natural Gas Co.	213,036	8,875
Unisource Energy Corp.	286,105	8,798
South Jersey Industries Inc.	239,661	8,460
PNM Resources Inc.	696,090	8,130
Black Hills Corp.	311,718	7,846
Allete Inc.	226,782	7,613
NorthWestern Corp.	289,150	7,064
MGE Energy Inc.	185,734	6,776
* El Paso Electric Co.	361,226	6,383
California Water Service Group	158,398	6,168
UIL Holdings Corp.	223,898	5,909
CH Energy Group Inc.	126,937	5,625
Laclede Group Inc.	169,148	5,440
American States Water Co.	147,377	5,332
Empire District Electric Co.	274,986	4,975

SJW Corp.			111,477	2,547
Central Vermont Public Service Corp.			93,793	1,810
Chesapeake Utilities Corp.			55,295	1,714
Middlesex Water Co.			108,453	1,636
Connecticut Water Service Inc.			68,477	1,533
				325,400
Total Common Stocks (Cost $5,160,100)				5,053,418
Convertible Preferred Stock (0.0%)
Consumer Discretionary (0.0%)
6 Sealy Corp. 8.000% (Cost $955)			15,168	1,270
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.267%		49,844,602	49,845

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	2,000	1,998
Total Temporary Cash Investments (Cost $51,843)				51,843
Total Investments (101.0%) (Cost $5,212,898)				5,106,531
Other Assets and Liabilities-Net (-1.0%)[3]				(51,292)
Net Assets (100%)				5,055,239

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $43,232,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	Includes $49,845,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U. S. government.
5	Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.
6	Non-income-producing security - new issue that has not paid a dividend as of September 30, 2009.

Small-Cap Value Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $5,212,898,000. Net unrealized depreciation of investment securities for tax purposes was $106,367,000, consisting of unrealized gains of $685,454,000 on securities that had risen in value since their purchase and $791,821,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	December 2009	30	1,809	(18)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Small-Cap Value Index Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,053,418	—	—
Convertible Preferred Stocks	1,270	—	—
Temporary Cash Investments	49,845	1,998	—
Futures Contracts—Liabilities[1]	(11)	—	—
Total	5,104,522	1,998	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (16.3%)
*	Aeropostale Inc.	557,766	24,246
*	Sirius XM Radio Inc.	31,906,251	20,260
*	Chico's FAS Inc.	1,466,496	19,064
	Phillips-Van Heusen Corp.	426,464	18,248
*	WMS Industries Inc.	404,394	18,020
*	Big Lots Inc.	683,052	17,090
*	Hanesbrands Inc.	783,387	16,765
*	Warnaco Group Inc.	378,799	16,614
*	Bally Technologies Inc.	428,078	16,425
*	Dick's Sporting Goods Inc.	721,109	16,153
	Gentex Corp.	1,138,841	16,115
*	Liberty Media Corp. - Capital	743,438	15,553
*	J Crew Group Inc.	413,875	14,825
*	Panera Bread Co. Class A	245,928	13,526
*	Tractor Supply Co.	267,279	12,942
*	Corinthian Colleges Inc.	683,745	12,690
	John Wiley & Sons Inc. Class A	361,766	12,582
*	Carter's Inc.	469,013	12,523
*	Career Education Corp.	484,328	11,808
*	Gymboree Corp.	241,448	11,681
*	Brink's Home Security Holdings Inc.	378,684	11,660
*	Fossil Inc.	385,833	10,977
	Polaris Industries Inc.	256,246	10,450
	Aaron's Inc.	379,415	10,017
*	Office Depot Inc.	1,477,096	9,778
*	Jack in the Box Inc.	472,261	9,677
*	TRW Automotive Holdings Corp.	573,097	9,599
*	Deckers Outdoor Corp.	108,550	9,210
*	Scientific Games Corp. Class A	573,580	9,080
	Matthews International Corp. Class A	251,801	8,909
	Pool Corp.	400,166	8,892
*	Cheesecake Factory Inc.	472,193	8,745
*	Life Time Fitness Inc.	299,808	8,410
*	Coinstar Inc.	249,729	8,236
*	Capella Education Co.	117,542	7,915
*,^ Under Armour Inc. Class A		276,136	7,685
*	Morningstar Inc.	157,876	7,666
*,^ Blue Nile Inc.		119,987	7,454
*	Lululemon Athletica Inc.	319,458	7,268
*	Iconix Brand Group Inc.	577,001	7,195
*	JOS A Bank Clothiers Inc.	151,356	6,776
*	PF Chang's China Bistro Inc.	186,384	6,331
*	Childrens Place Retail Stores Inc.	207,908	6,229
*	CTC Media Inc.	377,695	5,937
	National CineMedia Inc.	348,446	5,913
*,^ Lions Gate Entertainment Corp.		958,243	5,903
*	Buffalo Wild Wings Inc.	141,347	5,881
	Choice Hotels International Inc.	178,930	5,558
*	Sonic Corp.	477,237	5,278

*	True Religion Apparel Inc.	199,157	5,164
*	Tenneco Inc.	390,858	5,097
*	American Public Education Inc.	142,675	4,957
*	Saks Inc.	725,712	4,949
*	Steven Madden Ltd.	133,870	4,928
*	CEC Entertainment Inc.	190,549	4,928
	Monro Muffler Brake Inc.	152,183	4,838
*	Sally Beauty Holdings Inc.	677,770	4,819
*	Live Nation Inc.	588,022	4,816
*	CROCS Inc.	693,159	4,610
	Arbitron Inc.	219,139	4,549
*	Papa John's International Inc.	184,983	4,545
*	Texas Roadhouse Inc. Class A	427,399	4,539
	Brunswick Corp./DE	364,882	4,371
*	Hibbett Sports Inc.	236,393	4,309
*	Shuffle Master Inc.	443,800	4,181
*	Steiner Leisure Ltd.	114,518	4,095
*	Interval Leisure Group Inc.	326,380	4,073
*	Coldwater Creek Inc.	491,271	4,028
	CKE Restaurants Inc.	383,819	4,026
	OfficeMax Inc.	315,589	3,970
	KB Home	233,565	3,880
*	Fuel Systems Solutions Inc.	106,382	3,829
*	Dana Holding Corp.	555,161	3,781
	PetMed Express Inc.	193,112	3,640
*	Ulta Salon Cosmetics & Fragrance Inc.	214,986	3,549
*	Vail Resorts Inc.	105,483	3,538
	NutriSystem Inc.	228,721	3,490
*	Citi Trends Inc.	121,561	3,461
	National Presto Industries Inc.	39,757	3,439
*	Universal Technical Institute Inc.	165,983	3,270
	Thor Industries Inc.	104,443	3,233
	New York Times Co. Class A	393,765	3,197
*	Peet's Coffee & Tea Inc.	106,723	3,013
*	Pre-Paid Legal Services Inc.	59,058	3,000
*	California Pizza Kitchen Inc.	189,121	2,954
*	Wet Seal Inc. Class A	762,058	2,881
*	Zumiez Inc.	174,446	2,863
*	RCN Corp.	301,808	2,807
*	HOT Topic Inc.	364,219	2,728
*	AnnTaylor Stores Corp.	169,613	2,695
*	hhgregg Inc.	155,808	2,639
	Ryland Group Inc.	124,695	2,627
*	Red Robin Gourmet Burgers Inc.	128,521	2,624
*	Maidenform Brands Inc.	163,040	2,618
*	Lincoln Educational Services Corp.	111,278	2,546
*	Dress Barn Inc.	139,323	2,498
*	Knology Inc.	252,019	2,457
*	Lumber Liquidators Inc.	111,063	2,409
*,^ K12 Inc.		143,713	2,368
*	Grand Canyon Education Inc.	131,992	2,353
*	CKX Inc.	350,610	2,353
*	Volcom Inc.	141,163	2,326
*	BJ's Restaurants Inc.	154,940	2,323
*	Universal Electronics Inc.	112,699	2,301
*	Dolan Media Co.	185,890	2,229
	Ambassadors Group Inc.	140,053	2,192
*	Denny's Corp.	795,021	2,115

*	Smith & Wesson Holding Corp.	392,536	2,053
^	Sturm Ruger & Co. Inc.	157,648	2,040
	DineEquity Inc.	80,452	1,991
*,^ Overstock.com Inc.		132,169	1,939
*	99 Cents Only Stores	141,854	1,908
*	Mediacom Communications Corp. Class A	331,070	1,907
*	iRobot Corp.	154,882	1,907
*	Pacific Sunwear Of California	353,533	1,821
	American Axle & Manufacturing Holdings Inc.	253,624	1,796
*	Pinnacle Entertainment Inc.	173,990	1,773
*	AFC Enterprises Inc.	208,127	1,752
*	Meritage Homes Corp.	86,201	1,750
*	Isle of Capri Casinos Inc.	144,626	1,705
*	Skechers U.S.A. Inc. Class A	97,119	1,665
*	FGX International Holdings Ltd.	118,315	1,651
*	Charming Shoppes Inc.	332,203	1,631
	ArvinMeritor Inc.	202,456	1,583
*	Pier 1 Imports Inc.	372,198	1,440
*	Martha Stewart Living Omnimedia Class A	220,488	1,380
	Spartan Motors Inc.	253,091	1,301
*	Shutterfly Inc.	77,614	1,291
*	Drew Industries Inc.	59,072	1,281
*	Retail Ventures Inc.	240,039	1,265
	Talbots Inc.	133,666	1,234
*	Morgans Hotel Group Co.	219,352	1,189
*	Steak N Shake Co.	100,658	1,185
*	New York & Co. Inc.	223,636	1,145
	Modine Manufacturing Co.	122,455	1,135
*,^ Hovnanian Enterprises Inc. Class A		283,815	1,090
*	Stamps.com Inc.	107,827	997
*	M/I Homes Inc.	71,859	977
	Cinemark Holdings Inc.	93,973	974
*	American Apparel Inc.	261,519	918
*	Gaiam Inc. Class A	130,370	910
*	Tween Brands Inc.	101,577	852
*	Krispy Kreme Doughnuts Inc.	235,063	839
*	Core-Mark Holding Co. Inc.	28,056	802
*	Dorman Products Inc.	50,720	762
*	1-800-Flowers.com Inc. Class A	218,243	753
*	Systemax Inc.	59,431	721
*	Fisher Communications Inc.	37,272	678
	K-Swiss Inc. Class A	76,990	677
*	DSW Inc. Class A	42,029	671
*	Monarch Casino & Resort Inc.	51,798	557
*,^ Raser Technologies Inc.		349,524	535
*	Outdoor Channel Holdings Inc.	58,440	382
*	Town Sports International Holdings Inc.	118,940	299
*	Crown Media Holdings Inc. Class A	120,165	187
	Marine Products Corp.	31,357	173
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,546	—
			811,249
Consumer Staples (3.1%)
*,^ Green Mountain Coffee Roasters Inc.		282,630	20,869
*	NBTY Inc.	460,556	18,229
	Casey's General Stores Inc.	420,479	13,195
	Herbalife Ltd.	330,989	10,837
*	BJ's Wholesale Club Inc.	294,154	10,654

*	Chattem Inc.	144,736	9,612
*	United Natural Foods Inc.	337,451	8,072
*	Bare Escentuals Inc.	532,498	6,331
*	Darling International Inc.	680,195	4,999
*	American Italian Pasta Co.	173,399	4,713
	Diamond Foods Inc.	136,391	4,326
*	Rite Aid Corp.	2,565,062	4,207
*	Winn-Dixie Stores Inc.	292,991	3,844
*	TreeHouse Foods Inc.	91,363	3,259
*	Alliance One International Inc.	699,312	3,133
*	Smart Balance Inc.	492,237	3,022
*	Boston Beer Co. Inc. Class A	79,833	2,960
	Tootsie Roll Industries Inc.	117,825	2,802
	Spartan Stores Inc.	183,814	2,597
*	Great Atlantic & Pacific Tea Co.	286,869	2,556
*	American Dairy Inc.	71,694	2,031
	Lance Inc.	73,993	1,911
*	USANA Health Sciences Inc.	50,816	1,733
	Calavo Growers Inc.	89,408	1,697
*,^ American Oriental Bioengineering Inc.		334,871	1,627
	Arden Group Inc.	10,552	1,261
	Coca-Cola Bottling Co. Consolidated	25,001	1,211
	Pricesmart Inc.	60,859	1,141
	Cal-Maine Foods Inc.	36,974	990
*	Revlon Inc. Class A	138,961	675
*	National Beverage Corp.	47,394	546
*,^ Star Scientific Inc.		584,879	544
*	Susser Holdings Corp.	24,332	306
			155,890
Energy (6.3%)
*	Concho Resources Inc./Midland TX	529,690	19,238
	Core Laboratories NV	180,410	18,598
*	Atwood Oceanics Inc.	477,911	16,856
	St Mary Land & Exploration Co.	516,172	16,755
*	Dril-Quip Inc.	258,266	12,820
*	Arena Resources Inc.	316,125	11,222
*	Bill Barrett Corp.	338,389	11,096
*	Comstock Resources Inc.	249,872	10,015
*	Superior Energy Services Inc.	420,244	9,464
*	Whiting Petroleum Corp.	147,227	8,477
*	Atlas Energy Inc.	309,222	8,371
*	Patriot Coal Corp.	707,953	8,326
*	Cal Dive International Inc.	769,043	7,606
*	Exterran Holdings Inc.	318,977	7,573
*	NATCO Group Inc.	164,813	7,298
*,^ ATP Oil & Gas Corp.		372,894	6,671
*	Brigham Exploration Co.	650,778	5,909
	Holly Corp.	229,022	5,868
*	Carrizo Oil & Gas Inc.	231,086	5,659
	World Fuel Services Corp.	115,832	5,568
	CARBO Ceramics Inc.	106,409	5,485
*	Unit Corp.	130,768	5,394
*	Contango Oil & Gas Co.	104,770	5,350
*	Oil States International Inc.	143,573	5,044
*	Willbros Group Inc.	326,562	4,974
*	McMoRan Exploration Co.	632,668	4,777
*	SEACOR Holdings Inc.	55,575	4,537

*	Key Energy Services Inc.	511,257	4,448
*,^ BPZ Resources Inc.		586,324	4,409
*	Global Industries Ltd.	424,034	4,028
*	Clean Energy Fuels Corp.	265,990	3,833
*	Gulfmark Offshore Inc.	111,158	3,639
*	Rosetta Resources Inc.	216,224	3,176
*	Pioneer Drilling Co.	415,748	3,052
*	Tetra Technologies Inc.	311,343	3,017
*	GMX Resources Inc.	177,223	2,784
	RPC Inc.	244,312	2,560
*	Matrix Service Co.	216,358	2,352
	Lufkin Industries Inc.	43,030	2,288
*	Venoco Inc.	195,178	2,246
*	Tesco Corp.	264,154	2,108
*	Gulfport Energy Corp.	229,491	2,006
*	Clayton Williams Energy Inc.	65,323	1,968
*	Hornbeck Offshore Services Inc.	67,722	1,866
*	Goodrich Petroleum Corp.	70,825	1,828
*	Rex Energy Corp.	198,237	1,655
*	Northern Oil And Gas Inc.	183,545	1,542
*	International Coal Group Inc.	379,517	1,529
*	Warren Resources Inc.	459,444	1,360
*	Cheniere Energy Inc.	438,577	1,285
*	Superior Well Services Inc.	127,100	1,230
*	Delta Petroleum Corp.	677,567	1,186
	W&T Offshore Inc.	98,633	1,155
*	Dawson Geophysical Co.	41,565	1,138
*	Endeavour International Corp.	929,857	1,125
*	T-3 Energy Services Inc.	51,807	1,021
*	OYO Geospace Corp.	39,050	1,009
*	Western Refining Inc.	152,275	982
*	Approach Resources Inc.	101,866	925
	Vaalco Energy Inc.	167,035	768
	Alon USA Energy Inc.	76,827	763
	Delek US Holdings Inc.	71,675	614
*,^ Sulphco Inc.		278,103	381
			310,227
Financials (7.7%)
*	MSCI Inc. Class A	828,033	24,526
*	Knight Capital Group Inc. Class A	730,555	15,890
	Taubman Centers Inc.	439,503	15,857
*	E*Trade Financial Corp.	8,688,340	15,205
*,^ Federal National Mortgage Assn.		9,163,437	13,928
*	Stifel Financial Corp.	223,763	12,285
*	SVB Financial Group	272,791	11,804
*	AmeriCredit Corp.	714,211	11,277
	Equity Lifestyle Properties Inc.	235,081	10,059
*	Investment Technology Group Inc.	358,956	10,022
*,^ Federal Home Loan Mortgage Corp.		5,362,112	9,652
*	Signature Bank/New York NY	328,893	9,538
	PrivateBancorp Inc.	337,303	8,250
	Forest City Enterprises Inc. Class A	608,739	8,139
	RLI Corp.	152,068	8,026
	Cash America International Inc.	244,389	7,371
	Tower Group Inc.	301,135	7,345
*	Interactive Brokers Group Inc.	335,370	6,664
*	Navigators Group Inc.	119,075	6,549

	optionsXpress Holdings Inc.	358,930	6,202
	Tanger Factory Outlet Centers	164,709	6,150
	First Citizens BancShares Inc./NC Class A	36,234	5,765
*,^ Portfolio Recovery Associates Inc.		126,921	5,753
	Jones Lang LaSalle Inc.	119,545	5,663
*	Pico Holdings Inc.	163,104	5,440
*	KBW Inc.	168,664	5,434
	UMB Financial Corp.	126,298	5,108
	Alexander's Inc.	16,899	5,000
*	Texas Capital Bancshares Inc.	275,195	4,634
*	Investors Bancorp Inc.	430,219	4,565
*	Ezcorp Inc. Class A	301,993	4,125
^	Ambac Financial Group Inc.	2,377,135	3,994
	Glacier Bancorp Inc.	254,475	3,802
*	Riskmetrics Group Inc.	254,980	3,728
	Hancock Holding Co.	98,704	3,708
	Home Bancshares Inc./Conway AR	154,429	3,385
*	First Cash Financial Services Inc.	193,709	3,318
*	Greenlight Capital Re Ltd. Class A	173,735	3,266
*	Dollar Financial Corp.	199,360	3,194
*	Pinnacle Financial Partners Inc.	249,765	3,175
	Duff & Phelps Corp. Class A	161,011	3,085
*	World Acceptance Corp.	120,399	3,035
	NewAlliance Bancshares Inc.	278,325	2,978
	DuPont Fabros Technology Inc.	217,905	2,905
*,^ Credit Acceptance Corp.		89,322	2,875
	PS Business Parks Inc.	55,393	2,843
*	Tejon Ranch Co.	105,572	2,711
*	MGIC Investment Corp.	362,222	2,684
*	eHealth Inc.	174,049	2,527
	Radian Group Inc.	237,221	2,510
*	Beneficial Mutual Bancorp Inc.	271,568	2,479
	Ashford Hospitality Trust Inc.	710,999	2,460
	First Financial Bankshares Inc.	48,259	2,387
	Suffolk Bancorp	79,490	2,354
	Evercore Partners Inc. Class A	75,955	2,219
*	Citizens Inc./TX	349,741	2,217
	Cohen & Steers Inc.	90,687	2,176
	Park National Corp.	32,413	1,891
	Cardinal Financial Corp.	222,522	1,831
	Danvers Bancorp Inc.	128,766	1,750
	Westwood Holdings Group Inc.	47,509	1,649
*	Hilltop Holdings Inc.	130,859	1,604
*	MarketAxess Holdings Inc.	123,775	1,491
	Bank of the Ozarks Inc.	55,421	1,470
*	FBR Capital Markets Corp.	235,292	1,395
	ViewPoint Financial Group	92,164	1,294
	GAMCO Investors Inc.	27,729	1,267
	Amtrust Financial Services Inc.	109,598	1,251
	Saul Centers Inc.	38,911	1,249
	Oritani Financial Corp.	91,549	1,249
	First Financial Corp./IN	40,467	1,240
^	Life Partners Holdings Inc.	61,545	1,102
	Great Southern Bancorp Inc.	35,746	848
*	TradeStation Group Inc.	97,004	791
	SY Bancorp Inc.	33,099	764
*	Meridian Interstate Bancorp Inc.	83,193	707
*,^ CompuCredit Holdings Corp.		138,477	652

	Consolidated-Tomoka Land Co.	15,669	600
*	Asset Acceptance Capital Corp.	81,542	591
*	FCStone Group Inc.	109,238	527
*	Cardtronics Inc.	65,167	510
*	Crawford & Co. Class B	111,706	493
	Sterling Financial Corp./WA	215,949	432
	Roma Financial Corp.	31,876	396
	Rockville Financial Inc.	36,277	390
	Universal Insurance Holdings Inc.	73,589	370
*	NewStar Financial Inc.	83,836	276
*	Crawford & Co. Class A	60,643	197
*	Hanmi Financial Corp.	104,420	171
	Teton Advisors Inc. Class B	264	1
			382,690
Health Care (19.0%)
*	Human Genome Sciences Inc.	1,317,468	24,795
*	Tenet Healthcare Corp.	3,969,934	23,343
*	Sepracor Inc.	904,174	20,706
*	United Therapeutics Corp.	393,910	19,298
*	VCA Antech Inc.	700,800	18,845
*	Valeant Pharmaceuticals International	645,843	18,122
*	OSI Pharmaceuticals Inc.	479,498	16,926
*	Onyx Pharmaceuticals Inc.	505,548	15,151
*	BioMarin Pharmaceutical Inc.	827,156	14,955
	STERIS Corp.	483,570	14,725
*	Bio-Rad Laboratories Inc. Class A	156,328	14,363
*	Thoratec Corp.	467,110	14,139
*	Auxilium Pharmaceuticals Inc.	378,912	12,963
*	Dendreon Corp.	461,453	12,916
*	NuVasive Inc.	301,598	12,595
*	Varian Inc.	238,458	12,176
*	Haemonetics Corp.	212,039	11,900
*,^ HLTH Corp.		814,051	11,893
*	Healthsouth Corp.	730,469	11,425
*	Isis Pharmaceuticals Inc.	771,178	11,236
	West Pharmaceutical Services Inc.	271,071	11,008
	Allscripts-Misys Healthcare Solutions Inc.	531,010	10,764
*	PSS World Medical Inc.	491,138	10,722
*	Masimo Corp.	404,433	10,596
	Medicis Pharmaceutical Corp. Class A	486,859	10,394
*	American Medical Systems Holdings Inc.	610,588	10,331
*	Immucor Inc.	582,738	10,314
*	Regeneron Pharmaceuticals Inc.	515,187	9,943
*,^ Amedisys Inc.		226,261	9,872
*	Seattle Genetics Inc.	688,283	9,657
*	Cubist Pharmaceuticals Inc.	476,769	9,631
*	Dionex Corp.	146,340	9,508
	Quality Systems Inc.	152,639	9,398
*	Catalyst Health Solutions Inc.	308,031	8,979
*	Eclipsys Corp.	464,744	8,970
*	Salix Pharmaceuticals Ltd.	398,587	8,474
	Meridian Bioscience Inc.	335,222	8,384
	Chemed Corp.	186,815	8,199
*	HMS Holdings Corp.	214,022	8,182
*	Psychiatric Solutions Inc.	287,346	7,689
*	Nektar Therapeutics	765,676	7,458
*	Acorda Therapeutics Inc.	314,535	7,322

*	Alkermes Inc.	781,965	7,186
*	athenahealth Inc.	180,154	6,913
*	Align Technology Inc.	465,765	6,623
*	Alnylam Pharmaceuticals Inc.	291,879	6,620
*	ev3 Inc.	529,817	6,522
*	Vivus Inc.	620,591	6,485
*	Parexel International Corp.	475,942	6,468
*	Cepheid Inc.	479,287	6,336
	Martek Biosciences Corp.	274,355	6,198
*	Par Pharmaceutical Cos. Inc.	287,793	6,190
*	Sirona Dental Systems Inc.	204,569	6,086
*	Volcano Corp.	359,715	6,050
*	Integra LifeSciences Holdings Corp.	176,305	6,021
*	Magellan Health Services Inc.	189,810	5,895
*	Incyte Corp. Ltd.	862,033	5,819
*	Theravance Inc.	396,787	5,809
*	Bruker Corp.	543,156	5,795
*	Wright Medical Group Inc.	314,609	5,619
*	Exelixis Inc.	880,654	5,619
*	WellCare Health Plans Inc.	227,101	5,598
*	Luminex Corp.	325,518	5,534
*,^ MannKind Corp.		551,201	5,429
*	MedAssets Inc.	229,729	5,185
*	InterMune Inc.	324,022	5,162
*	Affymetrix Inc.	584,846	5,135
	PDL BioPharma Inc.	642,423	5,062
*	Phase Forward Inc.	356,847	5,010
*	Halozyme Therapeutics Inc.	702,369	4,994
*	Savient Pharmaceuticals Inc.	327,079	4,972
*	Abaxis Inc.	181,238	4,848
*	Medicines Co.	436,343	4,804
*	XenoPort Inc.	221,978	4,713
*	PharMerica Corp.	252,291	4,685
*	Conceptus Inc.	252,492	4,681
*	Healthways Inc.	278,707	4,270
*	Celera Corp.	676,930	4,217
*	LHC Group Inc.	137,379	4,112
*,^ Medivation Inc.		150,352	4,081
*	ICU Medical Inc.	110,068	4,057
	Brookdale Senior Living Inc.	216,296	3,921
*	Emeritus Corp.	178,122	3,910
*	MWI Veterinary Supply Inc.	95,316	3,808
*	Merit Medical Systems Inc.	219,477	3,804
*	Zoll Medical Corp.	174,455	3,754
*	SonoSite Inc.	141,797	3,752
*	Neogen Corp.	116,116	3,749
*	Orthofix International NV	127,430	3,745
*	Gentiva Health Services Inc.	147,885	3,699
*	Pharmasset Inc.	174,460	3,688
*	Quidel Corp.	224,136	3,638
*	Cyberonics Inc.	226,205	3,606
*	Hanger Orthopedic Group Inc.	257,864	3,577
*	Natus Medical Inc.	231,499	3,572
*	IPC The Hospitalist Co. Inc.	113,185	3,560
*	Facet Biotech Corp.	203,120	3,512
*	Bio-Reference Labs Inc.	97,115	3,341
*,^ Geron Corp.		478,869	3,141
*	Symmetry Medical Inc.	296,243	3,072

*	SurModics Inc.	122,928	3,024
*,^ Enzon Pharmaceuticals Inc.		363,199	2,996
*	Air Methods Corp.	90,779	2,957
*	Genoptix Inc.	83,671	2,910
*	Inspire Pharmaceuticals Inc.	554,983	2,897
*	Omnicell Inc.	248,257	2,766
*	Questcor Pharmaceuticals Inc.	479,720	2,648
*	Affymax Inc.	109,256	2,610
*	Genomic Health Inc.	118,099	2,582
*	Cypress Bioscience Inc.	314,880	2,573
*	DexCom Inc.	322,854	2,560
*	ABIOMED Inc.	258,013	2,505
*	Emergency Medical Services Corp. Class A	53,506	2,488
*	Orthovita Inc.	566,581	2,487
*	Allos Therapeutics Inc.	336,415	2,439
*	eResearchTechnology Inc.	345,683	2,420
*	Accuray Inc.	371,211	2,413
*	Micromet Inc.	358,065	2,385
*	Sangamo Biosciences Inc.	289,081	2,373
*	Palomar Medical Technologies Inc.	141,863	2,300
*	Arena Pharmaceuticals Inc.	498,137	2,227
*	Rigel Pharmaceuticals Inc.	267,928	2,197
*	Viropharma Inc.	224,148	2,156
*	AMAG Pharmaceuticals Inc.	49,299	2,153
	National Healthcare Corp.	56,461	2,105
*	Momenta Pharmaceuticals Inc.	188,942	2,005
*	Emergent Biosolutions Inc.	112,754	1,991
*	Corvel Corp.	69,613	1,977
*	Ligand Pharmaceuticals Inc. Class B	843,741	1,949
	Atrion Corp.	13,159	1,900
*	Zymogenetics Inc.	314,145	1,897
*	Almost Family Inc.	60,915	1,812
*	Immunogen Inc.	219,379	1,779
*	CryoLife Inc.	220,891	1,760
*	Cantel Medical Corp.	116,713	1,758
*,^ GTx Inc.		135,619	1,736
*	Insulet Corp.	149,865	1,683
*	AMN Healthcare Services Inc.	175,522	1,669
*	IRIS International Inc.	147,563	1,667
*	Durect Corp.	611,971	1,634
*	Clarient Inc.	385,926	1,625
*	inVentiv Health Inc.	96,948	1,622
*	Somanetics Corp.	99,718	1,607
*	Maxygen Inc.	236,275	1,581
*	NPS Pharmaceuticals Inc.	390,801	1,571
*,^ Sequenom Inc.		480,592	1,552
*	Cadence Pharmaceuticals Inc.	135,569	1,499
*	Pain Therapeutics Inc.	296,276	1,499
	Landauer Inc.	27,143	1,492
*	Pozen Inc.	196,063	1,443
*	Vital Images Inc.	113,058	1,415
*	Orexigen Therapeutics Inc.	143,120	1,410
*	Progenics Pharmaceuticals Inc.	254,741	1,335
*	Chindex International Inc.	104,936	1,320
*	Synovis Life Technologies Inc.	94,732	1,307
	Ensign Group Inc.	92,998	1,305
*	TomoTherapy Inc.	299,428	1,297
*	Kendle International Inc.	75,421	1,261

*	SIGA Technologies Inc.	155,088	1,224
*	Kensey Nash Corp.	41,973	1,215
*	Alliance HealthCare Services Inc.	212,356	1,202
*,^ Stereotaxis Inc.		261,336	1,166
*	MAKO Surgical Corp.	132,278	1,159
*	MAP Pharmaceuticals Inc.	110,628	1,157
*	Myriad Pharmaceuticals Inc.	195,590	1,146
*	Clinical Data Inc.	67,350	1,123
*	Sun Healthcare Group Inc.	125,764	1,087
*	Exactech Inc.	68,034	1,071
*	ATS Medical Inc.	383,770	1,028
*	Albany Molecular Research Inc.	118,268	1,024
*	Nabi Biopharmaceuticals	276,962	994
*,^ XOMA Ltd.		1,171,509	949
*	Lexicon Pharmaceuticals Inc.	439,454	936
*	Array Biopharma Inc.	375,478	894
*,^ Osiris Therapeutics Inc.		134,087	893
*,^ Hansen Medical Inc.		245,364	859
*	Opko Health Inc.	352,326	803
*	Arqule Inc.	173,536	788
*	CardioNet Inc.	117,150	787
*,^ Virtual Radiologic Corp.		58,628	764
*	OraSure Technologies Inc.	244,639	709
*	Enzo Biochem Inc.	97,339	689
*	Akorn Inc.	481,549	660
*	Neurocrine Biosciences Inc.	208,478	636
*,^ Amicus Therapeutics Inc.		55,956	490
*	KV Pharmaceutical Co. Class A	154,992	476
*	Caraco Pharmaceutical Laboratories Ltd.	87,250	444
*	Life Sciences Research Inc.	52,941	421
*	Idenix Pharmaceuticals Inc.	127,007	392
*	Sucampo Pharmaceuticals Inc. Class A	64,790	378
*	KV Pharmaceutical Co. Class B	26,991	109
			946,121
Industrials (16.1%)
*	Waste Connections Inc.	662,377	19,116
*	Continental Airlines Inc. Class B	1,141,979	18,774
	IDEX Corp.	667,519	18,657
*	General Cable Corp.	429,608	16,819
	Landstar System Inc.	424,657	16,162
*	TransDigm Group Inc.	319,698	15,924
*	Kirby Corp.	422,631	15,561
	Watson Wyatt Worldwide Inc. Class A	352,728	15,365
*	Gardner Denver Inc.	429,580	14,984
	Wabtec Corp./DE	375,346	14,087
	Nordson Corp.	250,100	14,028
	Graco Inc.	495,463	13,809
*	Tetra Tech Inc.	498,248	13,219
	CLARCOR Inc.	421,128	13,207
*	Thomas & Betts Corp.	436,888	13,142
	Valmont Industries Inc.	151,962	12,944
	Woodward Governor Co.	505,060	12,253
	Toro Co.	296,216	11,781
*,^ American Superconductor Corp.		341,186	11,443
	UTi Worldwide Inc.	786,214	11,384
*	UAL Corp.	1,190,622	10,978
*	Clean Harbors Inc.	194,959	10,968

	Acuity Brands Inc.	338,435	10,901
*	BE Aerospace Inc.	516,139	10,395
*	Genesee & Wyoming Inc. Class A	311,949	9,458
*	Hexcel Corp.	798,600	9,136
	Actuant Corp. Class A	548,324	8,806
	Knight Transportation Inc.	515,464	8,649
*	ESCO Technologies Inc.	216,832	8,543
*	Geo Group Inc.	422,892	8,530
	Mine Safety Appliances Co.	282,447	7,770
*	Middleby Corp.	138,002	7,591
*	Avis Budget Group Inc.	547,260	7,311
*	Old Dominion Freight Line Inc.	231,343	7,040
*	HUB Group Inc. Class A	307,494	7,026
	Heartland Express Inc.	487,687	7,023
	Rollins Inc.	371,809	7,009
*	Orbital Sciences Corp.	466,753	6,987
*	EMCOR Group Inc.	272,255	6,893
	Applied Industrial Technologies Inc.	314,605	6,657
*	CoStar Group Inc.	156,241	6,440
	Healthcare Services Group Inc.	340,212	6,246
*	US Airways Group Inc.	1,309,892	6,156
*	SYKES Enterprises Inc.	290,089	6,040
*	Resources Connection Inc.	353,960	6,039
*	Beacon Roofing Supply Inc.	372,879	5,959
*	Airtran Holdings Inc.	942,561	5,891
*	Navigant Consulting Inc.	412,808	5,573
	Forward Air Corp.	239,408	5,542
*	DynCorp International Inc. Class A	302,494	5,445
	Robbins & Myers Inc.	230,839	5,420
*	II-VI Inc.	207,684	5,283
	Cubic Corp.	132,710	5,238
	American Science & Engineering Inc.	75,384	5,129
*	GrafTech International Ltd.	348,211	5,119
*	TrueBlue Inc.	362,326	5,098
*	Teledyne Technologies Inc.	141,625	5,097
*	Mobile Mini Inc.	293,473	5,095
	Administaff Inc.	189,593	4,981
*	USG Corp.	287,274	4,935
*,^ EnerNOC Inc.		146,431	4,856
	Heico Corp.	111,768	4,846
*	AAR Corp.	208,105	4,566
	Badger Meter Inc.	116,508	4,508
*	Orion Marine Group Inc.	216,224	4,441
*,^ Energy Conversion Devices Inc.		378,483	4,383
	John Bean Technologies Corp.	227,900	4,141
*	Huron Consulting Group Inc.	160,295	4,140
*	GeoEye Inc.	153,595	4,116
*	AZZ Inc.	100,477	4,036
*	Astec Industries Inc.	158,426	4,035
*	Dycom Industries Inc.	322,626	3,968
*,^ Allegiant Travel Co. Class A		100,403	3,824
	Lindsay Corp.	96,750	3,810
	Comfort Systems USA Inc.	319,991	3,709
	Mueller Industries Inc.	153,703	3,669
	Raven Industries Inc.	134,124	3,585
*	Hawaiian Holdings Inc.	426,963	3,527
*	Aerovironment Inc.	123,567	3,471
*	Esterline Technologies Corp.	86,018	3,373

	Brink's Co.	125,190	3,369
*	MYR Group Inc./Delaware	154,961	3,268
	Heidrick & Struggles International Inc.	140,362	3,265
*	Kforce Inc.	269,552	3,240
*	ATC Technology Corp./IL	163,682	3,234
*	Advisory Board Co.	128,264	3,225
*	Exponent Inc.	112,766	3,177
*	Force Protection Inc.	578,689	3,160
	Gorman-Rupp Co.	124,489	3,101
*	Stanley Inc.	118,716	3,053
*,^ Evergreen Solar Inc.		1,587,182	3,047
	Simpson Manufacturing Co. Inc.	113,500	2,867
*	Cenveo Inc.	413,615	2,862
*	CBIZ Inc.	383,539	2,861
*	American Reprographics Co.	299,779	2,854
*	Powell Industries Inc.	71,039	2,727
*	Korn/Ferry International	185,020	2,699
	American Ecology Corp.	143,933	2,692
	Herman Miller Inc.	155,760	2,634
*	Cornell Cos. Inc.	117,308	2,632
*	Polypore International Inc.	201,943	2,607
*,^ Ener1 Inc.		375,628	2,599
*	LB Foster Co. Class A	83,924	2,566
*	Team Inc.	148,008	2,509
*	CRA International Inc.	90,235	2,463
*	Michael Baker Corp.	66,048	2,400
	Triumph Group Inc.	48,309	2,318
*	Marten Transport Ltd.	135,698	2,315
*	ICF International Inc.	75,850	2,300
*	Taser International Inc.	486,628	2,297
*	American Commercial Lines Inc.	78,649	2,290
*	FuelCell Energy Inc.	513,921	2,194
	AAON Inc.	106,545	2,139
	Dynamic Materials Corp.	106,328	2,122
*	GenCorp Inc.	387,265	2,076
*	K-Tron International Inc.	20,970	1,997
*	M&F Worldwide Corp.	95,988	1,943
*	Saia Inc.	111,835	1,798
	Heico Corp. Class A	52,479	1,780
*	GT Solar International Inc.	295,964	1,720
^	Genco Shipping & Trading Ltd.	82,739	1,719
	Viad Corp.	85,215	1,697
*	Amerco Inc.	36,977	1,696
	Kaman Corp.	74,326	1,634
*	United Rentals Inc.	156,719	1,614
*	Energy Recovery Inc.	269,716	1,570
*,^ Fuel Tech Inc.		139,778	1,566
*	Griffon Corp.	155,145	1,562
*	RSC Holdings Inc.	213,983	1,556
	Houston Wire & Cable Co.	138,011	1,525
*	Hill International Inc.	196,987	1,399
*	APAC Customer Services Inc.	230,724	1,364
*	Titan Machinery Inc.	108,900	1,363
*	Ceradyne Inc.	70,435	1,291
*	Vicor Corp.	159,823	1,234
*	Furmanite Corp.	286,097	1,233
*	Standard Parking Corp.	69,103	1,209
*	Sterling Construction Co. Inc.	67,073	1,201

	Applied Signal Technology Inc.	51,111	1,189
*	Waste Services Inc.	247,245	1,142
*	Innerworkings Inc.	224,085	1,107
*	Blount International Inc.	116,735	1,105
*,^ YRC Worldwide Inc.		245,955	1,095
*	Power-One Inc.	541,268	1,055
*	Patriot Transportation Holding Inc.	13,896	1,049
	Ampco-Pittsburgh Corp.	35,793	952
*,^ Valence Technology Inc.		503,243	906
*	Pike Electric Corp.	75,277	902
*	Northwest Pipe Co.	26,568	891
	Sun Hydraulics Corp.	36,404	767
*	3D Systems Corp.	78,095	721
*	Fushi Copperweld Inc.	81,903	693
*	Argan Inc.	49,685	668
	Preformed Line Products Co.	10,765	431
*	Plug Power Inc.	454,364	400
*	Orion Energy Systems Inc.	121,980	382
*	Builders FirstSource Inc.	74,629	325
*,^ China Architectural Engineering Inc.		172,877	289
*	Odyssey Marine Exploration Inc.	143,414	267
			799,229
Information Technology (26.4%)
*	Rovi Corp.	836,616	28,110
*	F5 Networks Inc.	649,819	25,752
*	Palm Inc.	1,275,684	22,235
*	Perot Systems Corp. Class A	743,580	22,084
*	Itron Inc.	327,028	20,976
*	CommScope Inc.	675,919	20,230
*	Micros Systems Inc.	665,115	20,080
*	Varian Semiconductor Equipment Associates Inc.	605,040	19,869
*	Polycom Inc.	693,461	18,550
*,^ Sohu.com Inc.		253,304	17,422
	Solera Holdings Inc.	546,287	16,995
*	VistaPrint NV	332,324	16,865
*	Silicon Laboratories Inc.	351,200	16,282
*	Informatica Corp.	720,859	16,277
	Jack Henry & Associates Inc.	658,545	15,456
*	Atmel Corp.	3,542,618	14,844
*	TIBCO Software Inc.	1,451,906	13,779
*	Concur Technologies Inc.	341,110	13,563
*	NeuStar Inc. Class A	597,857	13,512
*	Atheros Communications Inc.	505,094	13,400
	National Instruments Corp.	482,269	13,325
*	Parametric Technology Corp.	958,585	13,248
*	Zebra Technologies Corp.	491,393	12,742
*	Digital River Inc.	315,872	12,736
*	Cypress Semiconductor Corp.	1,186,736	12,259
*	Omniture Inc.	567,766	12,173
*	PMC - Sierra Inc.	1,197,625	11,449
	Adtran Inc.	464,356	11,400
*	RF Micro Devices Inc.	2,088,931	11,343
*	Tessera Technologies Inc.	402,362	11,222
*	QLogic Corp.	638,962	10,990
*	Microsemi Corp.	671,474	10,603
*	VeriFone Holdings Inc.	628,886	9,993
*	Riverbed Technology Inc.	453,349	9,956

*	Anixter International Inc.	248,050	9,949
	Syntel Inc.	206,057	9,835
*	Formfactor Inc.	408,226	9,765
*	Valueclick Inc.	719,418	9,489
*	TriQuint Semiconductor Inc.	1,218,980	9,411
*	Blackboard Inc.	248,849	9,401
*	Gartner Inc.	507,328	9,269
*	Quest Software Inc.	547,810	9,231
*	Cybersource Corp.	542,974	9,051
*	Euronet Worldwide Inc.	376,091	9,037
*	STEC Inc.	307,267	9,031
*	TiVo Inc.	864,294	8,954
*	Starent Networks Corp.	351,547	8,936
*	Wright Express Corp.	301,407	8,895
*	Teradyne Inc.	930,830	8,610
*	Plexus Corp.	326,364	8,596
*	Semtech Corp.	504,805	8,587
*	Mantech International Corp. Class A	181,370	8,553
	Blackbaud Inc.	362,551	8,411
*	InterDigital Inc./PA	361,589	8,374
*	j2 Global Communications Inc.	360,955	8,306
*	Unisys Corp.	3,063,285	8,179
*	Ciena Corp.	487,625	7,939
*	Comtech Telecommunications Corp.	232,731	7,731
*	Genpact Ltd.	622,028	7,651
*	FEI Co.	309,241	7,623
*	SPSS Inc.	151,691	7,577
*	SRA International Inc. Class A	350,741	7,572
*	International Rectifier Corp.	385,962	7,522
*	Blue Coat Systems Inc.	326,726	7,381
*,^ Synaptics Inc.		283,798	7,152
*	Rambus Inc.	410,556	7,144
*	Netlogic Microsystems Inc.	154,413	6,949
*	CommVault Systems Inc.	327,079	6,787
*	Sapient Corp.	843,153	6,779
*	Rackspace Hosting Inc.	397,335	6,779
*	Amkor Technology Inc.	984,192	6,771
*	Arris Group Inc.	512,499	6,668
*	Cavium Networks Inc.	307,470	6,601
*	GSI Commerce Inc.	327,371	6,322
*	Scansource Inc.	219,458	6,215
*	Viasat Inc.	231,530	6,154
*	DealerTrack Holdings Inc.	315,324	5,963
*	Hittite Microwave Corp.	160,823	5,915
*	Intermec Inc.	410,517	5,788
*	Infinera Corp.	710,266	5,647
*	Verigy Ltd.	481,391	5,594
*	Monolithic Power Systems Inc.	238,192	5,586
*	Ultimate Software Group Inc.	191,448	5,498
*	Rofin-Sinar Technologies Inc.	239,249	5,493
*,^ Advent Software Inc.		135,643	5,460
*	Applied Micro Circuits Corp.	545,085	5,445
*	MicroStrategy Inc. Class A	75,492	5,401
*	TeleTech Holdings Inc.	314,049	5,358
*	Harmonic Inc.	791,397	5,287
*	Compuware Corp.	700,610	5,135
*	Taleo Corp. Class A	219,691	4,974
*	SAVVIS Inc.	314,267	4,972

*	Sycamore Networks Inc.	1,643,959	4,965
*	Diodes Inc.	274,023	4,957
*	Tyler Technologies Inc.	277,371	4,740
*	AsiaInfo Holdings Inc.	236,366	4,720
*	Coherent Inc.	201,839	4,707
*	CSG Systems International Inc.	290,599	4,652
	Pegasystems Inc.	132,801	4,586
*	Cymer Inc.	116,707	4,535
*	Aruba Networks Inc.	499,274	4,414
*	Cabot Microelectronics Corp.	125,921	4,390
*	ACI Worldwide Inc.	289,833	4,385
*	Omnivision Technologies Inc.	269,153	4,382
*	JDS Uniphase Corp.	611,388	4,347
*	Ariba Inc.	361,419	4,192
*	Tekelec	247,866	4,072
*	Finisar Corp.	418,909	4,055
*	Art Technology Group Inc.	1,047,164	4,042
*	Websense Inc.	238,143	4,001
*	SuccessFactors Inc.	281,998	3,968
*	DTS Inc./CA	143,824	3,938
*	Manhattan Associates Inc.	190,643	3,851
*	Cogent Inc.	370,836	3,745
*	Progress Software Corp.	165,102	3,740
*	SonicWALL Inc.	445,140	3,739
*	MKS Instruments Inc.	193,722	3,737
*	TNS Inc.	135,583	3,715
*	EPIQ Systems Inc.	253,519	3,676
*	Fairchild Semiconductor International Inc. Class A	358,598	3,668
*	Netezza Corp.	321,764	3,617
*	Forrester Research Inc.	132,031	3,517
*	Maxwell Technologies Inc.	187,558	3,457
*	DG FastChannel Inc.	164,613	3,447
*	Volterra Semiconductor Corp.	187,041	3,436
*	Netgear Inc.	184,879	3,393
*	Constant Contact Inc.	175,116	3,371
*	Move Inc.	1,212,018	3,272
*	Ebix Inc.	59,057	3,269
*,^ Universal Display Corp.		270,988	3,236
*,^ Sigma Designs Inc.		220,112	3,198
*	ArcSight Inc.	131,312	3,161
*	Vocus Inc.	151,273	3,160
*	Netscout Systems Inc.	232,615	3,143
*	ATMI Inc.	168,696	3,062
	NIC Inc.	338,366	3,008
*	Smith Micro Software Inc.	240,249	2,969
*	comScore Inc.	161,278	2,905
*	RealNetworks Inc.	778,513	2,896
*	Novatel Wireless Inc.	251,861	2,861
*	ShoreTel Inc.	365,789	2,857
*	IPG Photonics Corp.	187,732	2,854
*	Cirrus Logic Inc.	512,812	2,851
*	Sourcefire Inc.	129,815	2,787
*	Epicor Software Corp.	428,582	2,730
*	TeleCommunication Systems Inc. Class A	326,447	2,729
*	Stratasys Inc.	159,021	2,729
*	Supertex Inc.	90,594	2,718
*	S1 Corp.	437,201	2,702
	Heartland Payment Systems Inc.	186,038	2,699

*	Kopin Corp.	558,141	2,679
*	Brooks Automation Inc.	345,853	2,673
*	WebMD Health Corp. Class A	80,454	2,665
*	RightNow Technologies Inc.	183,462	2,649
*	Entegris Inc.	529,440	2,621
*	EMS Technologies Inc.	125,868	2,621
*	Global Cash Access Holdings Inc.	354,907	2,594
*	Knot Inc.	237,216	2,590
*	Internet Capital Group Inc.	303,793	2,540
*	Switch & Data Facilities Co. Inc.	185,889	2,530
*	3PAR Inc.	226,822	2,502
*	Anadigics Inc.	522,620	2,462
*	Oplink Communications Inc.	169,380	2,459
*	Ultratech Inc.	185,628	2,456
	Daktronics Inc.	285,940	2,450
*	Hughes Communications Inc.	80,472	2,442
*	Acme Packet Inc.	239,237	2,395
*	OSI Systems Inc.	129,596	2,370
*	Multi-Fineline Electronix Inc.	82,374	2,365
*	Radiant Systems Inc.	217,886	2,340
*	ADC Telecommunications Inc.	279,777	2,333
*	FARO Technologies Inc.	131,735	2,263
*	Kenexa Corp.	167,778	2,262
*	Kulicke & Soffa Industries Inc.	367,366	2,215
*	Terremark Worldwide Inc.	348,268	2,166
*	Echelon Corp.	164,061	2,111
*	Synchronoss Technologies Inc.	166,131	2,072
*	Compellent Technologies Inc.	114,696	2,070
*	LoopNet Inc.	227,820	2,059
*	Pericom Semiconductor Corp.	209,431	2,054
*	Interactive Intelligence Inc.	105,565	2,017
*	Advanced Energy Industries Inc.	138,861	1,977
*,^ NetSuite Inc.		127,821	1,956
*	Anaren Inc.	114,195	1,941
*	Symyx Technologies Inc.	281,986	1,867
*	VASCO Data Security International Inc.	248,207	1,842
*	DemandTec Inc.	207,890	1,836
	MTS Systems Corp.	62,379	1,822
*	Super Micro Computer Inc.	214,084	1,811
*	ExlService Holdings Inc.	119,666	1,778
*	Zoran Corp.	149,595	1,723
*	Comverge Inc.	136,776	1,670
*	Sonus Networks Inc.	787,735	1,670
*	Silicon Graphics International Corp.	247,253	1,659
*	Digi International Inc.	192,439	1,640
	IXYS Corp.	190,122	1,618
	Cass Information Systems Inc.	53,078	1,585
*	NCI Inc. Class A	54,077	1,550
*	Internet Brands Inc. Class A	189,767	1,514
*	Standard Microsystems Corp.	63,203	1,467
*,^ Rubicon Technology Inc.		98,799	1,466
*	FalconStor Software Inc.	293,166	1,457
*	Liquidity Services Inc.	136,572	1,409
*	Airvana Inc.	206,030	1,395
*	Double-Take Software Inc.	135,751	1,383
*	Rogers Corp.	45,065	1,351
*	Trident Microsystems Inc.	516,571	1,338
*	BigBand Networks Inc.	321,900	1,291

*	Conexant Systems Inc.	467,556	1,281
*	Ixia	183,242	1,257
*	PROS Holdings Inc.	147,903	1,245
*	DivX Inc.	226,499	1,237
*	China Information Security Technology Inc.	222,159	1,231
	Opnet Technologies Inc.	110,458	1,207
*	Rudolph Technologies Inc.	156,814	1,160
*	Isilon Systems Inc.	184,660	1,126
*	Perficient Inc.	132,867	1,099
*	Electro Scientific Industries Inc.	78,689	1,054
	Micrel Inc.	125,828	1,025
*	Deltek Inc.	132,984	1,023
*	Dice Holdings Inc.	154,481	1,013
*	OpenTV Corp. Class A	714,588	986
*	Chordiant Software Inc.	247,013	961
*	Actel Corp.	74,902	912
*	Cogo Group Inc.	147,557	903
	Bel Fuse Inc. Class B	47,255	899
*	Powerwave Technologies Inc.	541,011	866
*	Advanced Analogic Technologies Inc.	216,746	860
*	Limelight Networks Inc.	200,416	814
*	Infospace Inc.	100,411	777
*	Monotype Imaging Holdings Inc.	91,923	773
*	Lattice Semiconductor Corp.	331,478	746
*	CPI International Inc.	61,148	684
*	ICx Technologies Inc.	99,363	588
*	TechTarget Inc.	102,429	584
*	Silicon Storage Technology Inc.	234,607	568
*	Opnext Inc.	187,296	549
*,^ Emcore Corp.		406,321	528
	Renaissance Learning Inc.	36,268	360
	Marchex Inc. Class B	60,139	295
	Bel Fuse Inc. Class A	2,638	48
			1,313,076
Materials (3.0%)
	Royal Gold Inc.	320,018	14,593
*	WR Grace & Co.	596,887	12,976
	Greif Inc. Class A	201,363	11,085
	Eagle Materials Inc.	342,785	9,797
	Schnitzer Steel Industries Inc.	180,728	9,624
	NewMarket Corp.	100,636	9,363
*	Intrepid Potash Inc.	372,419	8,785
^	Texas Industries Inc.	194,846	8,182
*	Calgon Carbon Corp.	430,120	6,379
	Silgan Holdings Inc.	110,446	5,824
*	Allied Nevada Gold Corp.	510,092	4,994
	AMCOL International Corp.	189,849	4,346
*	Horsehead Holding Corp.	349,791	4,100
	Balchem Corp.	151,754	3,991
	Stepan Co.	64,009	3,846
	Worthington Industries Inc.	261,306	3,632
*	GenTek Inc.	83,806	3,188
	Zep Inc.	178,308	2,897
*	Hecla Mining Co.	631,095	2,770
*	Zoltek Cos. Inc.	241,963	2,541
*	Haynes International Inc.	64,816	2,062
*	LSB Industries Inc.	131,058	2,041

	Deltic Timber Corp.			43,729	2,001
*	Stillwater Mining Co.			251,666	1,691
*	Bway Holding Co.			90,646	1,678
*	Brush Engineered Materials Inc.			57,983	1,418
	Innophos Holdings Inc.			74,230	1,373
*	Landec Corp.			204,720	1,310
*	General Moly Inc.			329,163	1,037
*	United States Lime & Minerals Inc.			23,542	846
					148,370
Telecommunication Services (1.2%)
*	tw telecom inc. Class A			1,233,422	16,590
*	Centennial Communications Corp.			729,445	5,821
*	Neutral Tandem Inc.			190,061	4,326
*	PAETEC Holding Corp.			1,046,976	4,052
*	Cogent Communications Group Inc.			348,291	3,936
*	Global Crossing Ltd.			248,559	3,554
	Alaska Communications Systems Group Inc.			365,545	3,381
	Shenandoah Telecommunications Co.			185,847	3,336
*	Cbeyond Inc.			189,909	3,063
*	Premiere Global Services Inc.			310,036	2,576
	USA Mobility Inc.			187,073	2,409
*	iPCS Inc.			126,491	2,201
*	General Communication Inc. Class A			266,858	1,831
*	ICO Global Communications Holdings Ltd.			1,013,771	872
*,^ Vonage Holdings Corp.				577,343	803
*	FiberTower Corp.			486,362	525
					59,276
Utilities (0.6%)
	ITC Holdings Corp.			411,601	18,707
	Ormat Technologies Inc.			168,907	6,895
	Consolidated Water Co. Inc.			114,228	1,865
					27,467
Total Common Stocks (Cost $4,743,391)					4,953,595
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.6%)
[2,3] Vanguard Market Liquidity Fund		0.267%		128,171,955	128,172

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes		0.260%	12/22/09	1,500	1,500
Total Temporary Cash Investments (Cost $129,671)					129,672
Total Investments (102.3%) (Cost $4,873,062)					5,083,267
Other Assets and Liabilities-Net (-2.3%)[3]					(114,411)
Net Assets (100%)					4,968,856

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $110,249,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.4%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $121,472,000 of collateral received for securities on loan.
4 Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $4,873,062,000. Net unrealized appreciation of investment securities for tax purposes was $210,205,000, consisting of unrealized gains of $668,350,000 on securities that had risen in value since their purchase and $458,145,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	December 2009	203	12,241	115

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Small-Cap Growth Index Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,953,595	—	—
Temporary Cash Investments	128,172	1,500	—
Futures Contracts—Liabilities[1]	(77)	—	—
Total	5,081,690	1,500	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (15.0%)
Mattel Inc.	3,840,389	70,894
* priceline.com Inc.	423,827	70,279
International Game Technology	3,173,766	68,173
H&R Block Inc.	3,638,271	66,871
* Liberty Media Corp. - Interactive	6,070,387	66,592
Starwood Hotels & Resorts Worldwide Inc.	1,999,309	66,037
Genuine Parts Co.	1,707,859	65,001
Ross Stores Inc.	1,357,681	64,856
Cablevision Systems Corp. Class A	2,645,898	62,840
Harley-Davidson Inc.	2,511,295	57,760
* Wynn Resorts Ltd.	790,893	56,066
Whirlpool Corp.	790,695	55,317
Tim Hortons Inc.	1,938,570	54,862
Nordstrom Inc.	1,736,800	53,042
* O'Reilly Automotive Inc.	1,453,063	52,514
Tiffany & Co.	1,327,359	51,143
* Expedia Inc.	2,109,780	50,529
Limited Brands Inc.	2,922,487	49,653
* Carmax Inc.	2,361,228	49,350
Darden Restaurants Inc.	1,395,355	47,623
* Dollar Tree Inc.	962,849	46,871
Newell Rubbermaid Inc.	2,973,419	46,653
Polo Ralph Lauren Corp. Class A	600,811	46,034
* ITT Educational Services Inc.	410,516	45,325
* GameStop Corp. Class A	1,675,115	44,340
* Goodyear Tire & Rubber Co.	2,460,693	41,906
Virgin Media Inc.	2,994,422	41,682
* Discovery Communications Inc. Class A	1,435,555	41,473
* Urban Outfitters Inc.	1,349,884	40,726
Pulte Homes Inc.	3,670,858	40,343
Advance Auto Parts Inc.	1,020,007	40,066
* Discovery Communications Inc.	1,506,235	39,207
* Interpublic Group of Cos. Inc.	5,124,119	38,533
DeVry Inc.	688,703	38,099
BorgWarner Inc.	1,248,063	37,766
Family Dollar Stores Inc.	1,426,924	37,671
Hasbro Inc.	1,347,993	37,407
* Royal Caribbean Cruises Ltd.	1,488,162	35,835
Scripps Networks Interactive Inc. Class A	959,101	35,439
DR Horton Inc.	3,055,284	34,861
* MGM Mirage	2,834,184	34,124
American Eagle Outfitters Inc.	1,990,896	33,567
Strayer Education Inc.	150,104	32,675
* NVR Inc.	49,571	31,595
Wyndham Worldwide Corp.	1,908,790	31,151
Leggett & Platt Inc.	1,595,015	30,943
Abercrombie & Fitch Co.	940,782	30,933
Autoliv Inc.	911,274	30,619
Washington Post Co. Class B	65,126	30,484

	Black & Decker Corp.	643,928	29,807
*	Mohawk Industries Inc.	623,125	29,717
	PetSmart Inc.	1,351,716	29,400
*	Toll Brothers Inc.	1,467,552	28,676
*	Marvel Entertainment Inc.	546,699	27,127
*	LKQ Corp.	1,352,596	25,077
*,^ NetFlix Inc.		525,784	24,275
	Harman International Industries Inc.	704,991	23,885
*	AutoNation Inc.	1,234,052	22,312
	Guess? Inc.	591,888	21,924
*	Lamar Advertising Co. Class A	777,844	21,344
	Wendy's/Arby's Group Inc. Class A	4,271,918	20,206
	Foot Locker Inc.	1,666,395	19,913
*	Penn National Gaming Inc.	715,097	19,780
	Lennar Corp. Class A	1,318,618	18,790
	Burger King Holdings Inc.	1,009,484	17,757
	Brinker International Inc.	1,094,735	17,220
*	Chipotle Mexican Grill Inc. Class B	184,993	15,395
*,^ Chipotle Mexican Grill Inc. Class A		156,503	15,189
	WABCO Holdings Inc.	686,075	14,408
	Weight Watchers International Inc.	370,343	10,162
*	Clear Channel Outdoor Holdings Inc. Class A	435,723	3,050
	Lennar Corp. Class B	63,528	718
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	8,389	1
			2,731,863
Consumer Staples (4.4%)
	Bunge Ltd.	1,419,623	88,883
*	Dr Pepper Snapple Group Inc.	2,719,195	78,177
	JM Smucker Co.	1,268,529	67,245
*	Whole Foods Market Inc.	1,504,231	45,864
*	Energizer Holdings Inc.	690,447	45,804
	Estee Lauder Cos. Inc. Class A	1,206,988	44,755
	McCormick & Co. Inc./MD	1,263,548	42,885
	Church & Dwight Co. Inc.	752,073	42,673
	Tyson Foods Inc. Class A	3,129,625	39,527
*	Ralcorp Holdings Inc.	605,906	35,427
*	Dean Foods Co.	1,932,178	34,373
	SUPERVALU Inc.	2,266,402	34,132
*	Constellation Brands Inc. Class A	2,112,793	32,009
*	Hansen Natural Corp.	824,576	30,295
	Hormel Foods Corp.	791,699	28,121
	Alberto-Culver Co. Class B	946,759	26,206
	Flowers Foods Inc.	890,574	23,413
*	Smithfield Foods Inc.	1,593,645	21,992
	PepsiAmericas Inc.	666,130	19,025
	Mead Johnson Nutrition Co. Class A	370,162	16,698
			797,504
Energy (8.3%)
*	Cameron International Corp.	2,324,056	87,896
	Consol Energy Inc.	1,934,904	87,284
	Range Resources Corp.	1,676,823	82,768
*	PetroHawk Energy Corp.	3,222,228	78,010
	El Paso Corp.	7,508,774	77,491
*	FMC Technologies Inc.	1,323,711	69,151
	ENSCO International Inc.	1,518,841	64,611
*	Nabors Industries Ltd.	3,031,763	63,364
	BJ Services Co.	3,128,472	60,786

*	Newfield Exploration Co.	1,420,410	60,453
*	Pride International Inc.	1,859,250	56,596
*	Alpha Natural Resources Inc.	1,283,348	45,046
	Helmerich & Payne Inc.	1,129,413	44,646
	Pioneer Natural Resources Co.	1,220,822	44,304
*	Plains Exploration & Production Co.	1,467,441	40,589
*	Denbury Resources Inc.	2,665,495	40,329
	Cabot Oil & Gas Corp.	1,110,061	39,685
	Cimarex Energy Co.	892,116	38,646
	Arch Coal Inc.	1,712,855	37,905
*	Kinder Morgan Management LLC	790,461	37,428
*	EXCO Resources Inc.	1,921,586	35,914
	Sunoco Inc.	1,252,024	35,620
*	Oceaneering International Inc.	586,033	33,257
	Rowan Cos. Inc.	1,212,126	27,964
*	Dresser-Rand Group Inc.	883,533	27,451
	Tidewater Inc.	553,386	26,059
	Massey Energy Co.	916,302	25,556
	Patterson-UTI Energy Inc.	1,644,034	24,825
	Tesoro Corp./Texas	1,480,691	22,181
*	Forest Oil Corp.	1,114,526	21,811
*,^ Quicksilver Resources Inc.		1,266,417	17,970
*	SandRidge Energy Inc.	1,362,899	17,663
	Frontier Oil Corp.	1,120,993	15,604
*	Continental Resources Inc./OK	363,698	14,246
*	CNX Gas Corp.	323,209	9,923
			1,513,032
Financials (17.6%)
	Discover Financial Services	5,753,459	93,379
	Hartford Financial Services Group Inc.	3,485,784	92,373
	HCP Inc.	3,114,567	89,513
	Lincoln National Corp.	3,171,537	82,174
	Fifth Third Bancorp	8,089,936	81,951
	Unum Group	3,548,336	76,076
	Host Hotels & Resorts Inc.	6,345,435	74,686
	Regions Financial Corp.	11,729,334	72,839
	Ventas Inc.	1,676,376	64,540
*	IntercontinentalExchange Inc.	663,047	64,441
	XL Capital Ltd. Class A	3,664,307	63,979
	AvalonBay Communities Inc.	855,568	62,225
	People's United Financial Inc.	3,730,609	58,048
	Everest Re Group Ltd.	659,186	57,811
	ProLogis	4,740,951	56,512
	Keycorp	8,350,292	54,277
	Plum Creek Timber Co. Inc.	1,743,851	53,432
	Health Care REIT Inc.	1,282,896	53,394
	Willis Group Holdings Ltd.	1,792,730	50,591
	Kimco Realty Corp.	3,829,578	49,938
	Comerica Inc.	1,618,631	48,025
	Legg Mason Inc.	1,516,361	47,053
	PartnerRe Ltd.	606,043	46,629
	Axis Capital Holdings Ltd.	1,448,939	43,729
*	SLM Corp.	5,007,365	43,664
	Cincinnati Financial Corp.	1,654,103	42,990
	Assurant Inc.	1,261,192	40,434
	New York Community Bancorp Inc.	3,512,645	40,114
	WR Berkley Corp.	1,542,204	38,987

	Federal Realty Investment Trust	633,044	38,850
	Torchmark Corp.	886,153	38,486
	RenaissanceRe Holdings Ltd.	667,501	36,552
	Fidelity National Financial Inc. Class A	2,389,428	36,033
	AMB Property Corp.	1,566,154	35,943
	Liberty Property Trust	1,102,546	35,866
	Digital Realty Trust Inc.	774,459	35,400
	Reinsurance Group of America Inc. Class A	779,325	34,758
	Rayonier Inc.	846,075	34,613
	Huntington Bancshares Inc./OH	7,261,044	34,199
	Nationwide Health Properties Inc.	1,102,553	34,168
	Eaton Vance Corp.	1,185,092	33,171
*	Markel Corp.	99,859	32,935
	HCC Insurance Holdings Inc.	1,201,749	32,868
*	NASDAQ OMX Group Inc.	1,515,479	31,901
	Regency Centers Corp.	857,113	31,756
	Old Republic International Corp.	2,576,514	31,382
*	First Horizon National Corp.	2,338,760	30,942
*	Arch Capital Group Ltd.	453,985	30,662
*	Jefferies Group Inc.	1,100,350	29,962
	Cullen/Frost Bankers Inc.	573,398	29,610
	Marshall & Ilsley Corp.	3,591,549	28,984
*,^ St Joe Co.		990,578	28,846
	Duke Realty Corp.	2,399,241	28,815
*	Affiliated Managers Group Inc.	442,370	28,758
^	Realty Income Corp.	1,117,276	28,658
	Transatlantic Holdings Inc.	569,098	28,552
*	CB Richard Ellis Group Inc. Class A	2,413,840	28,338
	Camden Property Trust	700,290	28,222
	SEI Investments Co.	1,432,401	28,190
	First American Corp.	849,420	27,496
	Janus Capital Group Inc.	1,922,990	27,268
	Hospitality Properties Trust	1,309,131	26,667
	White Mountains Insurance Group Ltd.	85,442	26,232
	Macerich Co.	863,962	26,204
	Federated Investors Inc. Class B	992,347	26,168
	Commerce Bancshares Inc./Kansas City MO	695,578	25,903
	Validus Holdings Ltd.	1,002,343	25,860
	UDR Inc.	1,610,385	25,347
	Brown & Brown Inc.	1,289,663	24,710
	Raymond James Financial Inc.	1,051,658	24,483
	Weingarten Realty Investors	1,218,018	24,263
	Zions Bancorporation	1,174,102	21,099
	American Financial Group Inc./OH	805,085	20,530
	Greenhill & Co. Inc.	210,949	18,897
	City National Corp./CA	465,085	18,106
	TCF Financial Corp.	1,235,949	16,117
	Associated Banc-Corp	1,300,146	14,848
	Odyssey Re Holdings Corp.	225,586	14,620
	TFS Financial Corp.	993,460	11,822
	BOK Financial Corp.	253,159	11,726
	Mercury General Corp.	293,194	10,608
	Capitol Federal Financial	237,948	7,833
			3,188,031
Health Care (10.5%)
*	Intuitive Surgical Inc.	405,466	106,333
*	Life Technologies Corp.	1,870,932	87,092

*	Hospira Inc.	1,718,929	76,664
	AmerisourceBergen Corp. Class A	3,230,486	72,298
*	Vertex Pharmaceuticals Inc.	1,854,333	70,279
*	Humana Inc.	1,816,849	67,769
*	DaVita Inc.	1,107,472	62,727
*	Waters Corp.	1,032,578	57,680
*	Varian Medical Systems Inc.	1,342,762	56,571
*	Illumina Inc.	1,317,771	56,005
*	Cerner Corp.	733,273	54,849
*	Henry Schein Inc.	965,869	53,036
*	Mylan Inc./PA	3,267,401	52,311
	DENTSPLY International Inc.	1,511,352	52,202
	Beckman Coulter Inc.	727,724	50,169
*	Cephalon Inc.	790,782	46,055
*	Hologic Inc.	2,747,916	44,901
*	CareFusion Corp.	1,930,054	42,075
*	Edwards Lifesciences Corp.	599,863	41,936
*	Millipore Corp.	593,726	41,757
*	Watson Pharmaceuticals Inc.	1,072,546	39,298
*	Alexion Pharmaceuticals Inc.	879,047	39,153
*	Covance Inc.	684,628	37,073
*	ResMed Inc.	807,181	36,485
*	Mettler-Toledo International Inc.	360,573	32,664
*	Coventry Health Care Inc.	1,591,036	31,757
*	Community Health Systems Inc.	990,506	31,627
*,^ Idexx Laboratories Inc.		632,044	31,602
*	Inverness Medical Innovations Inc.	801,929	31,059
	IMS Health Inc.	1,948,386	29,908
*	King Pharmaceuticals Inc.	2,658,003	28,627
	Omnicare Inc.	1,269,758	28,595
	Perrigo Co.	839,979	28,551
*	Endo Pharmaceuticals Holdings Inc.	1,255,817	28,419
*	Myriad Genetics Inc.	1,023,692	28,049
*	Patterson Cos. Inc.	980,477	26,718
*	Charles River Laboratories International Inc.	708,591	26,204
	Pharmaceutical Product Development Inc.	1,137,516	24,957
*	Lincare Holdings Inc.	761,676	23,802
	Techne Corp.	379,272	23,723
*	Warner Chilcott PLC Class A	1,075,756	23,258
*	Gen-Probe Inc.	557,297	23,094
*	Kinetic Concepts Inc.	569,530	21,061
*	Amylin Pharmaceuticals Inc.	1,507,816	20,642
*	Health Net Inc.	1,111,465	17,117
*	Abraxis Bioscience Inc.	86,167	3,135
			1,909,287
Industrials (12.8%)
	Rockwell Collins Inc.	1,696,440	86,179
	Dover Corp.	1,992,498	77,229
*	Delta Air Lines Inc.	8,265,418	74,058
	Goodrich Corp.	1,326,609	72,088
*	Cooper Industries PLC Class A	1,783,149	66,993
	Rockwell Automation Inc./DE	1,519,100	64,714
*	McDermott International Inc.	2,447,699	61,853
*	Jacobs Engineering Group Inc.	1,322,339	60,761
	WW Grainger Inc.	666,532	59,561
	Flowserve Corp.	600,119	59,136
	Fastenal Co.	1,431,825	55,412

	Pitney Bowes Inc.	2,210,707	54,936
	Textron Inc.	2,842,844	53,957
	Joy Global Inc.	1,094,750	53,577
*	Iron Mountain Inc.	1,949,478	51,973
	Masco Corp.	3,854,957	49,806
	Roper Industries Inc.	969,756	49,438
	Manpower Inc.	839,048	47,582
*	Quanta Services Inc.	2,116,819	46,845
	RR Donnelley & Sons Co.	2,197,892	46,727
	Cintas Corp.	1,472,911	44,644
*	Foster Wheeler AG	1,354,012	43,207
	Dun & Bradstreet Corp.	569,535	42,897
*	Stericycle Inc.	863,711	41,847
	Pall Corp.	1,259,528	40,658
	AMETEK Inc.	1,150,546	40,166
	KBR Inc.	1,718,797	40,031
	Equifax Inc.	1,352,094	39,400
	Avery Dennison Corp.	1,086,731	39,133
	Robert Half International Inc.	1,554,890	38,903
*	URS Corp.	890,914	38,888
	Stanley Works	762,289	32,542
	SPX Corp.	524,822	32,156
	Harsco Corp.	860,695	30,477
	JB Hunt Transport Services Inc.	946,155	30,400
	Pentair Inc.	1,000,796	29,543
*	Shaw Group Inc.	895,655	28,742
	Bucyrus International Inc. Class A	804,796	28,667
*	AMR Corp.	3,521,780	27,998
*	IHS Inc. Class A	540,476	27,635
*	AGCO Corp.	990,777	27,375
*	Alliant Techsystems Inc.	351,118	27,335
	Donaldson Co. Inc.	786,206	27,226
*	Kansas City Southern	981,672	26,004
*	Navistar International Corp.	679,471	25,426
*	Aecom Technology Corp.	935,934	25,401
*	Copart Inc.	762,384	25,319
*	FTI Consulting Inc.	550,352	23,451
	Ryder System Inc.	599,131	23,402
*	Terex Corp.	1,128,000	23,383
*	Covanta Holding Corp.	1,327,874	22,574
*	Monster Worldwide Inc.	1,283,569	22,437
*	Hertz Global Holdings Inc.	1,935,644	20,963
	MSC Industrial Direct Co. Class A	470,049	20,485
*	Spirit Aerosystems Holdings Inc. Class A	1,107,844	20,008
*	Owens Corning	821,364	18,440
*,^ SunPower Corp. Class A		567,266	16,956
*	SunPower Corp. Class B	449,950	11,352
			2,318,296
Information Technology (16.4%)
*	Marvell Technology Group Ltd.	5,628,843	91,131
*	Western Digital Corp.	2,387,463	87,214
*	Computer Sciences Corp.	1,622,794	85,537
*	Fiserv Inc.	1,666,673	80,334
	Seagate Technology	5,264,147	80,068
*	Citrix Systems Inc.	1,938,351	76,042
*	BMC Software Inc.	1,980,744	74,337
*	Micron Technology Inc.	8,973,297	73,581

*	McAfee Inc.	1,664,177	72,874
	Amphenol Corp. Class A	1,834,687	69,131
	Xilinx Inc.	2,936,015	68,761
*	Salesforce.com Inc.	1,190,492	67,775
	Linear Technology Corp.	2,380,710	65,779
	Kla-Tencor Corp.	1,819,644	65,252
*	Flextronics International Ltd.	8,678,085	64,739
	Altera Corp.	3,142,982	64,463
	Maxim Integrated Products Inc.	3,264,824	59,224
*	Autodesk Inc.	2,395,145	57,004
*	Red Hat Inc.	2,023,938	55,942
	Harris Corp.	1,431,237	53,815
*	Affiliated Computer Services Inc. Class A	974,652	52,797
*	SanDisk Corp.	2,429,914	52,729
	Fidelity National Information Services Inc.	2,048,585	52,259
	Microchip Technology Inc.	1,950,805	51,696
*	Teradata Corp.	1,849,828	50,907
*	VeriSign Inc.	2,065,497	48,932
*	Lam Research Corp.	1,353,773	46,245
*	FLIR Systems Inc.	1,609,327	45,013
*	Avnet Inc.	1,617,912	42,017
	Global Payments Inc.	861,093	40,213
*	MEMC Electronic Materials Inc.	2,393,743	39,808
	Lender Processing Services Inc.	1,023,451	39,065
*	SAIC Inc.	2,225,922	39,043
*	LSI Corp.	6,950,232	38,157
*,^ Alliance Data Systems Corp.		622,073	37,996
*	Cree Inc.	1,033,900	37,996
*	Equinix Inc.	406,535	37,401
*	Akamai Technologies Inc.	1,851,153	36,431
*	Arrow Electronics Inc.	1,280,837	36,056
*	ON Semiconductor Corp.	4,277,324	35,288
*	ANSYS Inc.	938,735	35,174
	National Semiconductor Corp.	2,459,372	35,095
*	Sybase Inc.	890,616	34,645
*	Synopsys Inc.	1,543,708	34,610
*	Advanced Micro Devices Inc.	6,075,531	34,387
*	Metavante Technologies Inc.	964,569	33,258
*	Hewitt Associates Inc. Class A	903,813	32,926
*	Brocade Communications Systems Inc.	4,144,897	32,579
*	Nuance Communications Inc.	2,122,428	31,752
	Factset Research Systems Inc.	477,423	31,624
*	Trimble Navigation Ltd.	1,281,160	30,633
	Broadridge Financial Solutions Inc.	1,502,676	30,204
	Total System Services Inc.	1,796,412	28,940
*	Tellabs Inc.	4,030,164	27,889
*	Ingram Micro Inc.	1,561,654	26,314
	Jabil Circuit Inc.	1,947,784	26,120
*	NCR Corp.	1,700,080	23,495
*	IAC/InterActiveCorp	1,108,779	22,386
*	Novellus Systems Inc.	1,045,113	21,926
*	Dolby Laboratories Inc. Class A	562,636	21,487
*	Cadence Design Systems Inc.	2,820,353	20,701
	Intersil Corp. Class A	1,307,991	20,025
*	DST Systems Inc.	425,736	19,073
*	Lexmark International Inc. Class A	835,739	18,002
	Molex Inc.	819,683	17,115
	Molex Inc. Class A	636,610	11,962

* Avago Technologies Ltd.	505,010	8,621
		2,983,995
Materials (6.8%)
Vulcan Materials Co.	1,307,304	70,686
Sigma-Aldrich Corp.	1,307,717	70,591
United States Steel Corp.	1,535,025	68,109
* Owens-Illinois Inc.	1,802,525	66,513
Lubrizol Corp.	722,372	51,621
Ball Corp.	956,370	47,053
* Crown Holdings Inc.	1,713,487	46,607
Cliffs Natural Resources Inc.	1,378,768	44,617
CF Industries Holdings Inc.	492,492	42,468
Martin Marietta Materials Inc.	454,703	41,865
Eastman Chemical Co.	778,015	41,655
FMC Corp.	739,491	41,596
MeadWestvaco Corp.	1,832,575	40,885
Celanese Corp. Class A	1,537,056	38,426
Airgas Inc.	783,879	37,916
Terra Industries Inc.	1,067,873	37,023
* Pactiv Corp.	1,413,068	36,810
Walter Energy Inc.	566,185	34,005
Sealed Air Corp.	1,698,862	33,349
Allegheny Technologies Inc.	944,797	33,058
International Flavors & Fragrances Inc.	842,848	31,969
Steel Dynamics Inc.	2,026,199	31,082
Nalco Holding Co.	1,480,833	30,342
Reliance Steel & Aluminum Co.	706,935	30,087
Bemis Co. Inc.	1,153,709	29,893
Sonoco Products Co.	1,068,871	29,437
Valspar Corp.	1,020,943	28,086
Albemarle Corp.	784,226	27,134
AK Steel Holding Corp.	1,171,350	23,111
Commercial Metals Co.	1,206,113	21,589
Scotts Miracle-Gro Co. Class A	491,996	21,131
Titanium Metals Corp.	1,261,992	12,103
		1,240,817
Telecommunication Services (1.4%)
* NII Holdings Inc.	1,775,749	53,237
Windstream Corp.	4,678,143	47,390
* SBA Communications Corp. Class A	1,123,042	30,356
Frontier Communications Corp.	3,348,164	25,245
* MetroPCS Communications Inc.	2,639,653	24,707
* Level 3 Communications Inc.	17,443,695	24,247
Telephone & Data Systems Inc.	555,904	17,238
Telephone & Data Systems Inc. – Special Common Shares	514,181	15,261
* Leap Wireless International Inc.	660,776	12,918
* United States Cellular Corp.	201,604	7,877
		258,476
Utilities (6.7%)
* NRG Energy Inc.	2,841,410	80,099
Questar Corp.	1,864,346	70,025
DTE Energy Co.	1,755,337	61,683
EQT Corp.	1,331,969	56,742
Wisconsin Energy Corp.	1,252,263	56,565
Centerpoint Energy Inc.	3,934,587	48,907
Allegheny Energy Inc.	1,814,411	48,118
Northeast Utilities	1,875,766	44,531

SCANA Corp.			1,239,567	43,261
* Calpine Corp.			3,732,464	42,998
NiSource Inc.			2,941,188	40,853
Oneok Inc.			1,071,513	39,239
MDU Resources Group Inc.			1,871,858	39,028
NSTAR			1,143,970	36,401
Pinnacle West Capital Corp.			1,082,663	35,533
National Fuel Gas Co.			766,546	35,116
Pepco Holdings Inc.			2,356,340	35,062
OGE Energy Corp.			1,028,601	34,026
Alliant Energy Corp.			1,184,983	33,002
CMS Energy Corp.			2,429,615	32,557
DPL Inc.			1,242,061	32,418
Energen Corp.			729,531	31,443
TECO Energy Inc.			2,167,763	30,522
Integrys Energy Group Inc.			819,209	29,401
NV Energy Inc.			2,512,544	29,120
UGI Corp.			1,160,546	29,083
American Water Works Co. Inc.			1,403,421	27,984
* RRI Energy Inc.			3,756,450	26,821
Aqua America Inc.			1,454,096	25,650
* Mirant Corp.			1,545,780	25,397
* Dynegy Inc. Class A			5,397,096	13,763
				1,215,348
Total Common Stocks (Cost $18,700,185)				18,156,649
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.267%		92,448,839	92,449

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.260%	12/22/09	4,000	3,999
Total Temporary Cash Investments (Cost $96,446)				96,448
Total Investments (100.4%) (Cost $18,796,631)				18,253,097
Other Assets and Liabilities-Net (-0.4%)[3]				(74,435)
Net Assets (100%)				18,178,662

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $72,990,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $76,687,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U. S. government.
5	Securities with a value of $3,999,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Mid-Cap Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $18,796,631,000. Net unrealized depreciation of investment securities for tax purposes was $543,534,000, consisting of unrealized gains of $2,184,308,000 on securities that had risen in value since their purchase and $2,727,842,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P MidCap 400 Index	December 2009	56	19,298	227

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mid-Cap Index Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,156,649	—	—
Temporary Cash Investments	92,449	3,999	—
Futures Contracts—Liabilities[1]	(67)	—	—
Total	18,249,031	3,999	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (14.1%)
Mattel Inc.	469,423	8,666
International Game Technology	387,940	8,333
* Liberty Media Corp. - Interactive	742,006	8,140
Starwood Hotels & Resorts Worldwide Inc.	244,386	8,072
Genuine Parts Co.	208,760	7,945
Harley-Davidson Inc.	306,967	7,060
Whirlpool Corp.	96,660	6,762
Tiffany & Co.	162,254	6,252
* Expedia Inc.	257,888	6,176
Limited Brands Inc.	357,235	6,070
Darden Restaurants Inc.	170,561	5,821
Newell Rubbermaid Inc.	363,459	5,703
Virgin Media Inc.	366,025	5,095
Hasbro Inc.	164,778	4,573
* Royal Caribbean Cruises Ltd.	181,913	4,381
* MGM Mirage	346,445	4,171
H&R Block Inc.	222,364	4,087
Wyndham Worldwide Corp.	233,182	3,806
Leggett & Platt Inc.	194,986	3,783
Autoliv Inc.	111,399	3,743
Washington Post Co. Class B	7,964	3,728
Black & Decker Corp.	78,725	3,644
* Mohawk Industries Inc.	76,182	3,633
* Goodyear Tire & Rubber Co.	195,562	3,330
* Interpublic Group of Cos. Inc.	407,288	3,063
* AutoNation Inc.	150,812	2,727
Foot Locker Inc.	203,841	2,436
Lennar Corp. Class A	169,217	2,411
* Toll Brothers Inc.	116,383	2,274
DR Horton Inc.	186,561	2,129
WABCO Holdings Inc.	83,689	1,758
Pulte Homes Inc.	157,088	1,726
* Discovery Communications Inc.	64,398	1,676
* NVR Inc.	2,117	1,349
Abercrombie & Fitch Co.	40,229	1,323
* Lamar Advertising Co. Class A	47,573	1,305
Weight Watchers International Inc.	45,422	1,246
Brinker International Inc.	66,859	1,052
* Penn National Gaming Inc.	30,636	847
* Clear Channel Outdoor Holdings Inc. Class A	52,886	370
		160,666
Consumer Staples (4.7%)
Bunge Ltd.	173,528	10,864
JM Smucker Co.	155,058	8,220
McCormick & Co. Inc./MD	154,461	5,242
Tyson Foods Inc. Class A	382,553	4,832
* Dr Pepper Snapple Group Inc.	166,190	4,778
* Ralcorp Holdings Inc.	74,067	4,331

SUPERVALU Inc.	277,045	4,172
* Constellation Brands Inc. Class A	258,264	3,913
* Smithfield Foods Inc.	194,831	2,689
PepsiAmericas Inc.	81,488	2,327
Hormel Foods Corp.	62,772	2,230
		53,598
Energy (7.3%)
El Paso Corp.	917,810	9,472
BJ Services Co.	382,403	7,430
* Newfield Exploration Co.	173,632	7,390
* Pride International Inc.	227,264	6,918
Pioneer Natural Resources Co.	149,238	5,416
Cimarex Energy Co.	109,059	4,724
Arch Coal Inc.	209,384	4,634
* Kinder Morgan Management LLC	96,629	4,575
Sunoco Inc.	153,052	4,354
ENSCO International Inc.	92,831	3,949
* Nabors Industries Ltd.	185,302	3,873
Rowan Cos. Inc.	148,076	3,416
Tidewater Inc.	67,711	3,188
Tesoro Corp./Texas	181,253	2,715
* Forest Oil Corp.	136,411	2,670
Cabot Oil & Gas Corp.	67,760	2,422
* EXCO Resources Inc.	117,311	2,193
Massey Energy Co.	72,655	2,026
Patterson-UTI Energy Inc.	130,383	1,969
		83,334
Financials (30.2%)
Discover Financial Services	703,257	11,414
Hartford Financial Services Group Inc.	426,079	11,291
HCP Inc.	380,702	10,941
Lincoln National Corp.	387,668	10,044
Fifth Third Bancorp	988,847	10,017
Unum Group	433,730	9,299
Regions Financial Corp.	1,433,698	8,903
Ventas Inc.	204,916	7,889
XL Capital Ltd. Class A	447,902	7,820
AvalonBay Communities Inc.	104,584	7,606
People's United Financial Inc.	456,009	7,095
Everest Re Group Ltd.	80,576	7,067
ProLogis	579,506	6,908
Keycorp	1,020,694	6,635
Plum Creek Timber Co. Inc.	213,161	6,531
Health Care REIT Inc.	156,824	6,527
Willis Group Holdings Ltd.	219,138	6,184
Kimco Realty Corp.	468,114	6,104
Comerica Inc.	197,860	5,871
Legg Mason Inc.	185,355	5,752
PartnerRe Ltd.	74,088	5,700
Axis Capital Holdings Ltd.	177,122	5,346
* SLM Corp.	612,080	5,337
Cincinnati Financial Corp.	202,198	5,255
Assurant Inc.	154,173	4,943
New York Community Bancorp Inc.	429,380	4,904
WR Berkley Corp.	188,514	4,766
Federal Realty Investment Trust	77,388	4,749
Torchmark Corp.	108,325	4,705

Host Hotels & Resorts Inc.	387,813	4,565
RenaissanceRe Holdings Ltd.	81,598	4,468
Fidelity National Financial Inc. Class A	292,078	4,405
AMB Property Corp.	191,442	4,394
Liberty Property Trust	134,778	4,384
Reinsurance Group of America Inc. Class A	95,269	4,249
Rayonier Inc.	103,424	4,231
Huntington Bancshares Inc./OH	887,321	4,179
Nationwide Health Properties Inc.	134,783	4,177
* Markel Corp.	12,207	4,026
HCC Insurance Holdings Inc.	146,904	4,018
Regency Centers Corp.	104,772	3,882
Old Republic International Corp.	314,958	3,836
* First Horizon National Corp.	285,888	3,782
* Arch Capital Group Ltd.	55,500	3,748
Cullen/Frost Bankers Inc.	70,045	3,617
Marshall & Ilsley Corp.	438,719	3,540
Duke Realty Corp.	293,079	3,520
Realty Income Corp.	136,596	3,504
Transatlantic Holdings Inc.	69,521	3,488
Camden Property Trust	85,546	3,447
First American Corp.	103,767	3,359
Janus Capital Group Inc.	234,919	3,331
Hospitality Properties Trust	159,936	3,258
White Mountains Insurance Group Ltd.	10,440	3,205
Macerich Co.	105,426	3,198
Federated Investors Inc. Class B	121,239	3,197
Commerce Bancshares Inc./Kansas City MO	84,979	3,165
Validus Holdings Ltd.	122,469	3,160
UDR Inc.	197,058	3,102
Raymond James Financial Inc.	128,687	2,996
Weingarten Realty Investors	148,820	2,964
Zions Bancorporation	143,267	2,575
American Financial Group Inc./OH	98,381	2,509
City National Corp./CA	56,732	2,209
TCF Financial Corp.	150,959	1,968
* Jefferies Group Inc.	67,125	1,828
Associated Banc-Corp	158,836	1,814
* NASDAQ OMX Group Inc.	64,842	1,365
Mercury General Corp.	35,858	1,297
* St Joe Co.	42,446	1,236
Odyssey Re Holdings Corp.	13,815	895
TFS Financial Corp.	60,848	724
BOK Financial Corp.	15,521	719
Capitol Federal Financial	18,861	621
		343,758
Health Care (4.1%)
AmerisourceBergen Corp. Class A	394,879	8,837
* CareFusion Corp.	235,931	5,143
* Humana Inc.	111,042	4,142
* Coventry Health Care Inc.	194,344	3,879
* King Pharmaceuticals Inc.	324,708	3,497
Omnicare Inc.	155,104	3,493
* Hospira Inc.	73,561	3,281
* Charles River Laboratories International Inc.	86,566	3,201
* Vertex Pharmaceuticals Inc.	79,366	3,008
* Health Net Inc.	135,980	2,094

* Community Health Systems Inc.	60,465	1,931
* Inverness Medical Innovations Inc.	48,913	1,894
* Endo Pharmaceuticals Holdings Inc.	53,630	1,214
Pharmaceutical Product Development Inc.	48,504	1,064
* Abraxis Bioscience Inc.	3,695	135
		46,813
Industrials (10.2%)
Dover Corp.	243,547	9,440
* Cooper Industries PLC Class A	217,965	8,189
Rockwell Automation Inc./DE	185,693	7,910
Pitney Bowes Inc.	270,222	6,715
Textron Inc.	347,498	6,595
Masco Corp.	471,212	6,088
Manpower Inc.	102,569	5,817
Goodrich Corp.	105,406	5,728
RR Donnelley & Sons Co.	268,666	5,712
Cintas Corp.	180,042	5,457
KBR Inc.	210,099	4,893
Avery Dennison Corp.	132,845	4,784
* URS Corp.	108,909	4,754
Joy Global Inc.	86,986	4,257
Stanley Works	93,181	3,978
Harsco Corp.	105,136	3,723
Pentair Inc.	122,255	3,609
Ryder System Inc.	73,210	2,859
* Terex Corp.	137,849	2,857
SPX Corp.	41,732	2,557
Pall Corp.	77,036	2,487
Bucyrus International Inc. Class A	63,864	2,275
* Owens Corning	100,385	2,254
* Hertz Global Holdings Inc.	153,738	1,665
* Kansas City Southern	41,869	1,109
* Spirit Aerosystems Holdings Inc. Class A	47,554	859
		116,571
Information Technology (8.9%)
* Computer Sciences Corp.	198,357	10,455
Xilinx Inc.	358,884	8,405
* Flextronics International Ltd.	1,060,748	7,913
Fidelity National Information Services Inc.	250,408	6,388
Microchip Technology Inc.	238,460	6,319
* Micron Technology Inc.	712,941	5,846
* Avnet Inc.	197,775	5,136
* Arrow Electronics Inc.	156,571	4,407
Kla-Tencor Corp.	111,216	3,988
Total System Services Inc.	219,441	3,535
Seagate Technology	225,239	3,426
* Citrix Systems Inc.	82,952	3,254
* Ingram Micro Inc.	190,798	3,215
Jabil Circuit Inc.	237,999	3,192
* LSI Corp.	552,391	3,033
* IAC/InterActiveCorp	135,691	2,740
Intersil Corp. Class A	160,144	2,452
Harris Corp.	61,155	2,299
* Tellabs Inc.	319,734	2,213
* Lexmark International Inc. Class A	102,113	2,200
* NCR Corp.	134,870	1,864
Molex Inc. Class A	96,437	1,812

* MEMC Electronic Materials Inc.	102,367	1,702
Molex Inc.	81,216	1,696
* Advanced Micro Devices Inc.	259,466	1,469
* Cadence Design Systems Inc.	172,341	1,265
* Novellus Systems Inc.	44,727	938
		101,162
Materials (8.0%)
Vulcan Materials Co.	159,806	8,641
United States Steel Corp.	187,640	8,326
* Owens-Illinois Inc.	220,334	8,130
Lubrizol Corp.	88,300	6,310
Ball Corp.	116,901	5,751
Cliffs Natural Resources Inc.	168,539	5,454
Eastman Chemical Co.	95,113	5,092
MeadWestvaco Corp.	224,016	4,998
Sealed Air Corp.	207,666	4,076
International Flavors & Fragrances Inc.	103,033	3,908
Steel Dynamics Inc.	247,690	3,800
Bemis Co. Inc.	140,932	3,652
Sonoco Products Co.	130,673	3,599
Valspar Corp.	124,723	3,431
FMC Corp.	58,771	3,306
Commercial Metals Co.	147,395	2,638
Allegheny Technologies Inc.	75,004	2,624
Reliance Steel & Aluminum Co.	56,101	2,388
Walter Energy Inc.	34,563	2,076
AK Steel Holding Corp.	92,904	1,833
Titanium Metals Corp.	153,816	1,475
		91,508
Telecommunication Services (1.3%)
Windstream Corp.	571,836	5,793
Frontier Communications Corp.	409,116	3,085
Telephone & Data Systems Inc. - Special Common Shares	63,209	1,876
* Level 3 Communications Inc.	1,066,607	1,482
Telephone & Data Systems Inc.	43,939	1,362
* United States Cellular Corp.	24,745	967
		14,565
Utilities (11.1%)
* NRG Energy Inc.	347,316	9,791
DTE Energy Co.	214,561	7,540
Wisconsin Energy Corp.	153,074	6,914
Centerpoint Energy Inc.	480,946	5,978
Northeast Utilities	229,295	5,443
SCANA Corp.	151,527	5,288
NiSource Inc.	359,521	4,994
Oneok Inc.	130,978	4,796
MDU Resources Group Inc.	228,816	4,771
NSTAR	139,844	4,450
Pinnacle West Capital Corp.	132,348	4,344
National Fuel Gas Co.	93,702	4,293
Pepco Holdings Inc.	288,032	4,286
OGE Energy Corp.	125,741	4,160
Alliant Energy Corp.	144,859	4,034
CMS Energy Corp.	296,990	3,980
DPL Inc.	151,831	3,963
Energen Corp.	89,189	3,844
TECO Energy Inc.	264,792	3,728

Integrys Energy Group Inc.		100,073	3,592
NV Energy Inc.		306,926	3,557
UGI Corp.		141,769	3,553
American Water Works Co. Inc.		171,459	3,419
* RRI Energy Inc.		458,960	3,277
Aqua America Inc.		177,666	3,134
* Mirant Corp.		188,878	3,103
Questar Corp.		79,794	2,997
Allegheny Energy Inc.		77,543	2,056
* Dynegy Inc. Class A		660,832	1,685
			126,970
Total Common Stocks (Cost $1,063,837)			1,138,945
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost
$1,296)	0.267%	1,295,701	1,296

Total Investments (100.0%) (Cost $1,065,133)			1,140,241
Other Assets and Liabilities-Net (0.0%)			(459)
Net Assets (100%)			1,139,782

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2009, the cost of investment securities for tax purposes was $1,065,133,000. Net unrealized appreciation of investment securities for tax purposes was $75,108,000, consisting of unrealized gains of $138,291,000 on securities that had risen in value since their purchase and $63,183,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments

As of September 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (16.0%)
*	priceline.com Inc.	50,381	8,354
	Ross Stores Inc.	161,374	7,709
	Cablevision Systems Corp. Class A	314,490	7,469
*	Wynn Resorts Ltd.	94,005	6,664
	Tim Hortons Inc.	230,447	6,522
	Nordstrom Inc.	206,438	6,305
*	O'Reilly Automotive Inc.	172,709	6,242
*	Carmax Inc.	280,661	5,866
*	Dollar Tree Inc.	114,462	5,572
	Polo Ralph Lauren Corp. Class A	71,428	5,473
*	ITT Educational Services Inc.	48,800	5,388
*	GameStop Corp. Class A	199,129	5,271
*	Discovery Communications Inc. Class A	170,660	4,930
*	Urban Outfitters Inc.	160,473	4,841
	Advance Auto Parts Inc.	121,263	4,763
	DeVry Inc.	81,869	4,529
	BorgWarner Inc.	148,371	4,490
	Family Dollar Stores Inc.	169,634	4,478
	Scripps Networks Interactive Inc. Class A	114,021	4,213
	American Eagle Outfitters Inc.	236,682	3,990
	H&R Block Inc.	216,261	3,975
	Strayer Education Inc.	17,846	3,885
	PetSmart Inc.	160,503	3,491
*	Marvel Entertainment Inc.	64,909	3,221
	Pulte Homes Inc.	283,666	3,118
*	Discovery Communications Inc.	116,392	3,030
*	LKQ Corp.	160,592	2,977
*,^ NetFlix Inc.		62,446	2,883
	Harman International Industries Inc.	83,832	2,840
	Guess? Inc.	70,304	2,604
*	NVR Inc.	3,829	2,441
	Wendy's/Arby's Group Inc. Class A	508,032	2,403
	Abercrombie & Fitch Co.	72,667	2,389
	Burger King Holdings Inc.	120,038	2,111
	DR Horton Inc.	181,521	2,071
*	Chipotle Mexican Grill Inc. Class B	21,960	1,828
*,^ Chipotle Mexican Grill Inc. Class A		18,585	1,804
*	Goodyear Tire & Rubber Co.	102,336	1,743
*	Interpublic Group of Cos. Inc.	213,203	1,603
*	Penn National Gaming Inc.	55,211	1,527
*	Lamar Advertising Co. Class A	46,253	1,269
*	Toll Brothers Inc.	61,023	1,192
	Brinker International Inc.	65,020	1,023
			168,497
Consumer Staples (4.1%)
*	Whole Foods Market Inc.	178,815	5,452
*	Energizer Holdings Inc.	82,083	5,445
	Estee Lauder Cos. Inc. Class A	143,488	5,321
	Church & Dwight Co. Inc.	89,411	5,073

* Dr Pepper Snapple Group Inc.	161,619	4,647
* Dean Foods Co.	229,690	4,086
* Hansen Natural Corp.	98,038	3,602
Alberto-Culver Co. Class B	112,455	3,113
Flowers Foods Inc.	105,867	2,783
Mead Johnson Nutrition Co. Class A	44,032	1,986
Hormel Foods Corp.	32,924	1,169
		42,677
Energy (9.4%)
* Cameron International Corp.	276,242	10,448
Consol Energy Inc.	229,977	10,374
Range Resources Corp.	199,308	9,838
* PetroHawk Energy Corp.	382,992	9,272
* FMC Technologies Inc.	157,341	8,220
* Alpha Natural Resources Inc.	152,555	5,355
Helmerich & Payne Inc.	134,236	5,306
* Plains Exploration & Production Co.	174,445	4,825
* Denbury Resources Inc.	316,797	4,793
* Oceaneering International Inc.	69,667	3,954
ENSCO International Inc.	90,284	3,841
* Nabors Industries Ltd.	180,211	3,766
* Dresser-Rand Group Inc.	104,959	3,261
Cabot Oil & Gas Corp.	65,954	2,358
* Quicksilver Resources Inc.	150,589	2,137
* EXCO Resources Inc.	114,243	2,135
* SandRidge Energy Inc.	162,063	2,100
Frontier Oil Corp.	133,433	1,857
* Continental Resources Inc./OK	43,178	1,691
* CNX Gas Corp.	38,438	1,180
Massey Energy Co.	38,087	1,062
Patterson-UTI Energy Inc.	68,335	1,032
		98,805
Financials (4.2%)
* IntercontinentalExchange Inc.	78,813	7,660
Host Hotels & Resorts Inc.	377,147	4,439
Digital Realty Trust Inc.	92,042	4,207
Eaton Vance Corp.	140,887	3,943
* Affiliated Managers Group Inc.	52,554	3,417
* CB Richard Ellis Group Inc. Class A	286,759	3,367
SEI Investments Co.	170,077	3,347
Brown & Brown Inc.	153,186	2,935
* NASDAQ OMX Group Inc.	117,103	2,465
Greenhill & Co. Inc.	25,103	2,249
* St Joe Co.	76,550	2,229
* Jefferies Group Inc.	65,354	1,780
Odyssey Re Holdings Corp.	13,410	869
TFS Financial Corp.	59,069	703
BOK Financial Corp.	15,055	697
Capitol Federal Financial	9,874	325
		44,632
Health Care (17.3%)
* Intuitive Surgical Inc.	48,193	12,639
* Life Technologies Corp.	222,383	10,352
* DaVita Inc.	131,642	7,456
* Waters Corp.	122,738	6,856
* Varian Medical Systems Inc.	159,599	6,724
* Illumina Inc.	156,633	6,657

*	Cerner Corp.	87,162	6,520
*	Henry Schein Inc.	114,803	6,304
*	Mylan Inc./PA	388,359	6,218
	DENTSPLY International Inc.	179,642	6,205
	Beckman Coulter Inc.	86,505	5,964
*	Hospira Inc.	132,800	5,923
*	Cephalon Inc.	94,008	5,475
*	Vertex Pharmaceuticals Inc.	143,283	5,430
*	Hologic Inc.	326,650	5,337
*	Edwards Lifesciences Corp.	71,296	4,984
*	Millipore Corp.	70,582	4,964
*	Watson Pharmaceuticals Inc.	127,507	4,672
*	Alexion Pharmaceuticals Inc.	104,502	4,655
*	Covance Inc.	81,369	4,406
*	ResMed Inc.	95,955	4,337
*	Humana Inc.	107,957	4,027
*	Mettler-Toledo International Inc.	42,872	3,884
*,^ Idexx Laboratories Inc.		75,142	3,757
	IMS Health Inc.	231,357	3,551
	Perrigo Co.	99,735	3,390
*	Myriad Genetics Inc.	121,612	3,332
*	Patterson Cos. Inc.	116,421	3,172
*	Lincare Holdings Inc.	90,608	2,832
	Techne Corp.	45,051	2,818
*	Warner Chilcott PLC Class A	127,939	2,766
*	Gen-Probe Inc.	66,306	2,748
*	Kinetic Concepts Inc.	67,776	2,506
*	Amylin Pharmaceuticals Inc.	179,348	2,455
*	Endo Pharmaceuticals Holdings Inc.	96,921	2,193
	Pharmaceutical Product Development Inc.	87,789	1,926
*	Community Health Systems Inc.	58,853	1,879
*	Inverness Medical Innovations Inc.	47,610	1,844
*	Abraxis Bioscience Inc.	6,618	241
			181,399
Industrials (15.4%)
	Rockwell Collins Inc.	201,644	10,244
*	Delta Air Lines Inc.	982,411	8,802
*	McDermott International Inc.	290,937	7,352
*	Jacobs Engineering Group Inc.	157,172	7,222
	WW Grainger Inc.	79,225	7,080
	Flowserve Corp.	71,331	7,029
	Fastenal Co.	170,189	6,586
*	Iron Mountain Inc.	231,712	6,177
	Roper Industries Inc.	115,274	5,877
*	Quanta Services Inc.	251,638	5,569
*	Foster Wheeler AG	160,962	5,136
	Dun & Bradstreet Corp.	67,692	5,099
*	Stericycle Inc.	102,673	4,974
	AMETEK Inc.	136,779	4,775
	Equifax Inc.	160,698	4,683
	Robert Half International Inc.	184,840	4,625
	JB Hunt Transport Services Inc.	112,399	3,611
*	Shaw Group Inc.	106,351	3,413
*	AMR Corp.	418,303	3,325
*	IHS Inc. Class A	64,172	3,281
*	AGCO Corp.	117,647	3,251
*	Alliant Techsystems Inc.	41,728	3,249
	Donaldson Co. Inc.	93,346	3,233

*	Navistar International Corp.	80,669	3,019
*	Aecom Technology Corp.	111,176	3,017
*	Copart Inc.	90,512	3,006
	Goodrich Corp.	55,198	2,999
*	FTI Consulting Inc.	65,365	2,785
*	Covanta Holding Corp.	157,651	2,680
*	Monster Worldwide Inc.	152,404	2,664
	MSC Industrial Direct Co. Class A	55,891	2,436
	Pall Corp.	74,832	2,416
	Joy Global Inc.	45,533	2,228
*,^ SunPower Corp. Class A		67,453	2,016
*	Kansas City Southern	75,763	2,007
*	Spirit Aerosystems Holdings Inc. Class A	85,689	1,548
*	SunPower Corp. Class B	53,510	1,350
	SPX Corp.	21,840	1,338
	Bucyrus International Inc. Class A	33,505	1,193
*	Hertz Global Holdings Inc.	80,530	872
			162,167
Information Technology (24.4%)
*	Marvell Technology Group Ltd.	669,028	10,832
*	Western Digital Corp.	283,770	10,366
*	Fiserv Inc.	198,096	9,548
*	BMC Software Inc.	235,433	8,836
*	McAfee Inc.	197,811	8,662
	Amphenol Corp. Class A	218,074	8,217
*	Salesforce.com Inc.	141,509	8,056
	Linear Technology Corp.	282,973	7,819
	Altera Corp.	373,570	7,662
	Maxim Integrated Products Inc.	388,059	7,039
*	Autodesk Inc.	284,692	6,776
*	Red Hat Inc.	240,569	6,649
*	Affiliated Computer Services Inc. Class A	115,863	6,276
*	SanDisk Corp.	288,817	6,267
	Seagate Technology	406,692	6,186
*	Teradata Corp.	219,869	6,051
*	Citrix Systems Inc.	149,774	5,876
*	VeriSign Inc.	245,502	5,816
*	Lam Research Corp.	160,935	5,497
*	FLIR Systems Inc.	191,304	5,351
	Global Payments Inc.	102,363	4,780
	Lender Processing Services Inc.	121,668	4,644
*	SAIC Inc.	264,613	4,641
*	Alliance Data Systems Corp.	73,948	4,517
*	Cree Inc.	122,884	4,516
*	Equinix Inc.	48,337	4,447
*	Akamai Technologies Inc.	220,002	4,330
*	ON Semiconductor Corp.	508,464	4,195
*	ANSYS Inc.	111,593	4,181
	National Semiconductor Corp.	292,364	4,172
	Harris Corp.	110,593	4,158
*	Sybase Inc.	105,882	4,119
*	Synopsys Inc.	183,510	4,114
*	Metavante Technologies Inc.	114,673	3,954
*	Hewitt Associates Inc. Class A	107,453	3,914
	Kla-Tencor Corp.	108,163	3,879
*	Brocade Communications Systems Inc.	492,745	3,873
*	Nuance Communications Inc.	252,037	3,770
	Factset Research Systems Inc.	56,772	3,761

* Trimble Navigation Ltd.	152,195	3,639
Broadridge Financial Solutions Inc.	178,628	3,590
* MEMC Electronic Materials Inc.	184,989	3,076
* Micron Technology Inc.	373,178	3,060
* Advanced Micro Devices Inc.	469,451	2,657
* Dolby Laboratories Inc. Class A	66,904	2,555
* DST Systems Inc.	50,619	2,268
* Novellus Systems Inc.	80,827	1,696
* LSI Corp.	289,183	1,588
* Cadence Design Systems Inc.	167,817	1,232
* Tellabs Inc.	167,565	1,160
* Avago Technologies Ltd.	60,058	1,025
* NCR Corp.	70,613	976
		256,269
Materials (5.6%)
Sigma-Aldrich Corp.	155,435	8,390
* Crown Holdings Inc.	203,690	5,540
CF Industries Holdings Inc.	58,548	5,049
Martin Marietta Materials Inc.	54,052	4,976
Celanese Corp. Class A	182,725	4,568
Airgas Inc.	93,190	4,508
Terra Industries Inc.	126,947	4,401
* Pactiv Corp.	167,987	4,376
Nalco Holding Co.	175,922	3,605
Albemarle Corp.	93,111	3,222
Scotts Miracle-Gro Co. Class A	58,510	2,513
Walter Energy Inc.	33,643	2,021
FMC Corp.	30,769	1,731
Allegheny Technologies Inc.	39,298	1,375
Reliance Steel & Aluminum Co.	29,409	1,252
AK Steel Holding Corp.	48,732	961
		58,488
Telecommunication Services (1.6%)
* NII Holdings Inc.	211,062	6,328
* SBA Communications Corp. Class A	133,414	3,606
* MetroPCS Communications Inc.	313,415	2,933
* Leap Wireless International Inc.	78,602	1,537
* Level 3 Communications Inc.	1,036,096	1,440
Telephone & Data Systems Inc.	22,996	713
		16,557
Utilities (2.0%)
EQT Corp.	158,316	6,744
Questar Corp.	144,053	5,411
* Calpine Corp.	443,544	5,110
Allegheny Energy Inc.	140,207	3,718
		20,983
Total Common Stocks (Cost $1,069,424)		1,050,474

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1,2] Vanguard Market Liquidity Fund (Cost
$4,489)	0.267%	4,488,702	4,489
Total Investments (100.4%) (Cost $1,073,913)			1,054,963
Other Assets and Liabilities-Net (-0.4%)[2]			(3,977)
Net Assets (100%)			1,050,986

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,284,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $4,489,000 of collateral received for securities on loan.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2009, the cost of investment securities for tax purposes was $1,073,913,000. Net unrealized depreciation of investment securities for tax purposes was $18,950,000, consisting of unrealized gains of $93,790,000 on securities that had risen in value since their purchase and $112,740,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Large Cap Index Fund

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (9.5%)
McDonald's Corp.	404,312	23,074
Walt Disney Co.	646,551	17,754
Home Depot Inc.	621,728	16,563
Time Warner Inc.	438,560	12,622
Target Corp.	261,776	12,220
* Amazon.com Inc.	125,925	11,756
Comcast Corp. Class A	685,095	11,571
Lowe's Cos. Inc.	540,221	11,312
News Corp. Class A	783,189	9,390
NIKE Inc. Class B	135,260	8,751
* Ford Motor Co.	1,023,403	7,379
Staples Inc.	262,121	6,086
* Kohl's Corp.	106,093	6,053
Yum! Brands Inc.	169,145	5,710
* Viacom Inc. Class B	201,219	5,642
* Liberty Media Corp. - Entertainment Class A	181,300	5,640
TJX Cos. Inc.	151,389	5,624
* Starbucks Corp.	269,717	5,570
Johnson Controls Inc.	217,774	5,566
Time Warner Cable Inc.	129,100	5,563
Carnival Corp.	160,579	5,344
Comcast Corp.	330,442	5,314
* DIRECTV Group Inc.	184,665	5,093
Best Buy Co. Inc.	129,607	4,863
Omnicom Group Inc.	113,938	4,209
Coach Inc.	116,406	3,832
Gap Inc.	178,454	3,819
* Apollo Group Inc. Class A	50,007	3,684
* Bed Bath & Beyond Inc.	95,610	3,589
Marriott International Inc./DE Class A	110,643	3,053
McGraw-Hill Cos. Inc.	115,260	2,898
Macy's Inc.	154,041	2,817
JC Penney Co. Inc.	77,392	2,612
CBS Corp. Class B	216,650	2,611
Mattel Inc.	131,651	2,430
* priceline.com Inc.	14,526	2,409
Fortune Brands Inc.	54,935	2,361
VF Corp.	32,527	2,356
International Game Technology	108,536	2,331
H&R Block Inc.	124,355	2,286
* Liberty Media Corp. - Interactive	207,902	2,281
Starwood Hotels & Resorts Worldwide Inc.	68,497	2,262
Genuine Parts Co.	58,584	2,230
Ross Stores Inc.	46,366	2,215
Sherwin-Williams Co.	36,512	2,197
Cablevision Systems Corp. Class A	90,623	2,152
* Las Vegas Sands Corp.	120,918	2,036
Harley-Davidson Inc.	85,833	1,974
* Wynn Resorts Ltd.	27,135	1,924

	Whirlpool Corp.	27,104	1,896
	Tim Hortons Inc.	66,386	1,879
	Nordstrom Inc.	59,408	1,814
*	O'Reilly Automotive Inc.	49,877	1,803
*	AutoZone Inc.	12,036	1,760
	Tiffany & Co.	45,343	1,747
*	Expedia Inc.	72,310	1,732
	Limited Brands Inc.	100,042	1,700
*	Carmax Inc.	81,131	1,696
	Garmin Ltd.	44,166	1,667
	Darden Restaurants Inc.	47,921	1,636
*	Dollar Tree Inc.	32,931	1,603
	Newell Rubbermaid Inc.	102,167	1,603
	Polo Ralph Lauren Corp. Class A	20,486	1,570
*	ITT Educational Services Inc.	13,971	1,543
*	GameStop Corp. Class A	57,283	1,516
*	DISH Network Corp. Class A	76,179	1,467
*	Goodyear Tire & Rubber Co.	84,231	1,434
	Virgin Media Inc.	102,828	1,431
*	Discovery Communications Inc. Class A	49,094	1,418
*	Urban Outfitters Inc.	46,121	1,392
	Pulte Homes Inc.	125,770	1,382
	Advance Auto Parts Inc.	34,820	1,368
*	Discovery Communications Inc.	51,778	1,348
*,^ Sears Holdings Corp.		20,325	1,327
*	Interpublic Group of Cos. Inc.	176,208	1,325
	DeVry Inc.	23,507	1,300
	BorgWarner Inc.	42,826	1,296
	Family Dollar Stores Inc.	48,841	1,289
	Hasbro Inc.	46,130	1,280
*	Royal Caribbean Cruises Ltd.	51,151	1,232
	Scripps Networks Interactive Inc. Class A	32,831	1,213
	DR Horton Inc.	104,380	1,191
*	MGM Mirage	97,071	1,169
	American Eagle Outfitters Inc.	68,057	1,147
*	Liberty Global Inc. Class A	50,197	1,133
	Strayer Education Inc.	5,128	1,116
*	NVR Inc.	1,700	1,084
	Wyndham Worldwide Corp.	65,050	1,062
	Abercrombie & Fitch Co.	32,120	1,056
	Leggett & Platt Inc.	54,387	1,055
	Autoliv Inc.	31,341	1,053
	Washington Post Co. Class B	2,231	1,044
	Black & Decker Corp.	22,157	1,026
*	Mohawk Industries Inc.	21,387	1,020
*	Liberty Global Inc.	45,219	1,016
	PetSmart Inc.	46,073	1,002
*	Toll Brothers Inc.	50,064	978
*	Marvel Entertainment Inc.	18,806	933
*	LKQ Corp.	46,016	853
*	NetFlix Inc.	17,941	828
	Harman International Industries Inc.	24,162	819
*	AutoNation Inc.	42,006	760
	Guess? Inc.	20,126	745
*	Lamar Advertising Co. Class A	26,614	730
	Wendy's/Arby's Group Inc. Class A	146,140	691
	Foot Locker Inc.	56,695	678
*	Penn National Gaming Inc.	24,400	675

	Lennar Corp. Class A	47,045	670
	News Corp. Class B	43,227	605
	Burger King Holdings Inc.	34,362	604
	Brinker International Inc.	37,131	584
*	Chipotle Mexican Grill Inc. Class B	6,266	521
*,^ Chipotle Mexican Grill Inc. Class A		5,287	513
	WABCO Holdings Inc.	23,412	492
	Weight Watchers International Inc.	12,721	349
*	Clear Channel Outdoor Holdings Inc. Class A	14,267	100
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	20	—
			358,997
Consumer Staples (10.7%)
	Procter & Gamble Co.	1,068,302	61,876
	Wal-Mart Stores Inc.	860,489	42,241
	Coca-Cola Co.	763,651	41,008
	Philip Morris International Inc.	718,935	35,041
	PepsiCo Inc./NC	570,561	33,469
	CVS Caremark Corp.	533,596	19,071
	Kraft Foods Inc.	539,799	14,181
	Colgate-Palmolive Co.	183,066	13,964
	Walgreen Co.	363,419	13,617
	Altria Group Inc.	757,899	13,498
	Costco Wholesale Corp.	159,029	8,979
	Kimberly-Clark Corp.	151,734	8,949
	General Mills Inc.	120,555	7,761
	Archer-Daniels-Midland Co.	211,758	6,188
	Sysco Corp.	216,138	5,371
	Avon Products Inc.	156,470	5,314
	Kellogg Co.	98,145	4,832
	Kroger Co.	227,085	4,687
	HJ Heinz Co.	115,278	4,582
	Lorillard Inc.	61,627	4,579
	ConAgra Foods Inc.	163,921	3,554
	Safeway Inc.	156,027	3,077
	Bunge Ltd.	48,483	3,036
	Clorox Co.	50,943	2,996
	Reynolds American Inc.	64,005	2,850
	Molson Coors Brewing Co. Class B	55,510	2,702
	Sara Lee Corp.	241,950	2,695
*	Dr Pepper Snapple Group Inc.	92,988	2,673
	Campbell Soup Co.	77,942	2,543
	Coca-Cola Enterprises Inc.	107,502	2,302
	JM Smucker Co.	43,381	2,300
	Hershey Co.	57,959	2,252
	Pepsi Bottling Group Inc.	54,837	1,998
*	Whole Foods Market Inc.	51,474	1,569
*	Energizer Holdings Inc.	23,551	1,562
	Estee Lauder Cos. Inc. Class A	41,382	1,534
	McCormick & Co. Inc./MD	43,379	1,472
	Church & Dwight Co. Inc.	25,843	1,466
	Brown-Forman Corp. Class B	29,300	1,413
	Tyson Foods Inc. Class A	107,573	1,359
*	Ralcorp Holdings Inc.	20,689	1,210
*	Dean Foods Co.	66,431	1,182
	SUPERVALU Inc.	77,993	1,175
*	Constellation Brands Inc. Class A	72,358	1,096
*	Hansen Natural Corp.	28,151	1,034

Hormel Foods Corp.	27,047	961
Alberto-Culver Co. Class B	32,275	893
Flowers Foods Inc.	30,530	803
* Smithfield Foods Inc.	54,452	751
PepsiAmericas Inc.	22,721	649
Mead Johnson Nutrition Co. Class A	12,713	574
		404,889
Energy (11.8%)
Exxon Mobil Corp.	1,788,575	122,714
Chevron Corp.	734,764	51,749
Schlumberger Ltd.	438,455	26,132
ConocoPhillips	515,853	23,296
Occidental Petroleum Corp.	297,064	23,290
Anadarko Petroleum Corp.	182,898	11,473
Apache Corp.	122,773	11,274
Devon Energy Corp.	154,538	10,405
* Transocean Ltd.	117,511	10,051
Halliburton Co.	328,769	8,916
XTO Energy Inc.	201,814	8,339
Marathon Oil Corp.	259,344	8,273
EOG Resources Inc.	91,724	7,660
* National Oilwell Varco Inc.	153,193	6,607
Chesapeake Energy Corp.	218,014	6,192
Hess Corp.	107,861	5,766
* Southwestern Energy Co.	125,935	5,375
* Weatherford International Ltd.	255,864	5,304
Baker Hughes Inc.	113,499	4,842
Spectra Energy Corp.	236,371	4,477
Noble Energy Inc.	63,456	4,186
Valero Energy Corp.	203,889	3,953
Murphy Oil Corp.	66,354	3,820
Williams Cos. Inc.	212,633	3,800
Peabody Energy Corp.	97,941	3,645
Noble Corp.	95,717	3,633
* Cameron International Corp.	79,489	3,006
Consol Energy Inc.	66,106	2,982
Range Resources Corp.	57,328	2,830
* Ultra Petroleum Corp.	55,486	2,717
* PetroHawk Energy Corp.	110,130	2,666
El Paso Corp.	256,658	2,649
Diamond Offshore Drilling Inc.	25,472	2,433
* FMC Technologies Inc.	45,282	2,365
Smith International Inc.	80,245	2,303
ENSCO International Inc.	51,919	2,209
* Nabors Industries Ltd.	104,022	2,174
BJ Services Co.	107,372	2,086
* Newfield Exploration Co.	48,736	2,074
* Pride International Inc.	63,507	1,933
* Alpha Natural Resources Inc.	44,099	1,548
Helmerich & Payne Inc.	38,565	1,524
Pioneer Natural Resources Co.	41,712	1,514
* Plains Exploration & Production Co.	50,235	1,389
* Denbury Resources Inc.	91,593	1,386
Cabot Oil & Gas Corp.	38,036	1,360
Cimarex Energy Co.	30,675	1,329
Arch Coal Inc.	58,629	1,297
* Kinder Morgan Management LLC	27,088	1,283

* EXCO Resources Inc.	65,593	1,226
Sunoco Inc.	43,008	1,224
* Oceaneering International Inc.	20,180	1,145
Rowan Cos. Inc.	41,650	961
* Dresser-Rand Group Inc.	30,375	944
Tidewater Inc.	18,889	889
Massey Energy Co.	31,170	869
Patterson-UTI Energy Inc.	56,542	854
Tesoro Corp./Texas	50,520	757
* Forest Oil Corp.	38,405	752
* Quicksilver Resources Inc.	43,690	620
* SandRidge Energy Inc.	46,518	603
Frontier Oil Corp.	38,219	532
* Continental Resources Inc./OK	12,298	482
* CNX Gas Corp.	11,193	344
		444,431
Financials (15.4%)
JPMorgan Chase & Co.	1,377,875	60,379
Bank of America Corp.	3,167,670	53,597
Wells Fargo & Co.	1,603,491	45,186
Goldman Sachs Group Inc.	175,282	32,313
Citigroup Inc.	5,870,757	28,415
US Bancorp	695,515	15,204
* Berkshire Hathaway Inc. Class B	4,069	13,521
Morgan Stanley	431,500	13,325
American Express Co.	385,153	13,057
Bank of New York Mellon Corp.	438,178	12,703
MetLife Inc.	299,983	11,420
Travelers Cos. Inc.	214,515	10,561
State Street Corp.	178,163	9,371
Prudential Financial Inc.	167,156	8,343
PNC Financial Services Group Inc.	163,101	7,925
Aflac Inc.	171,284	7,321
Simon Property Group Inc.	103,615	7,194
Charles Schwab Corp.	361,202	6,917
BB&T Corp.	249,757	6,803
CME Group Inc.	21,890	6,746
ACE Ltd.	123,089	6,580
Chubb Corp.	129,050	6,505
Franklin Resources Inc.	59,378	5,973
Capital One Financial Corp.	165,529	5,914
Allstate Corp.	186,745	5,718
Marsh & McLennan Cos. Inc.	191,476	4,735
Northern Trust Corp.	78,667	4,575
Loews Corp.	127,543	4,368
T Rowe Price Group Inc.	93,616	4,278
* Progressive Corp.	237,102	3,931
SunTrust Banks Inc.	170,289	3,840
Vornado Realty Trust	58,041	3,738
AON Corp.	91,297	3,715
Annaly Capital Management Inc.	199,503	3,619
Public Storage	46,279	3,482
Invesco Ltd.	151,043	3,438
Ameriprise Financial Inc.	93,459	3,395
Boston Properties Inc.	49,917	3,272
Discover Financial Services	196,997	3,197
Hartford Financial Services Group Inc.	119,215	3,159

Principal Financial Group Inc.	113,815	3,117
Equity Residential	100,258	3,078
HCP Inc.	106,515	3,061
Lincoln National Corp.	108,814	2,819
Fifth Third Bancorp	277,234	2,808
NYSE Euronext	95,184	2,750
Unum Group	121,577	2,607
Host Hotels & Resorts Inc.	216,889	2,553
Regions Financial Corp.	402,211	2,498
Hudson City Bancorp Inc.	171,778	2,259
Ventas Inc.	57,319	2,207
* IntercontinentalExchange Inc.	22,597	2,196
XL Capital Ltd. Class A	125,551	2,192
AvalonBay Communities Inc.	29,320	2,132
People's United Financial Inc.	127,645	1,986
Everest Re Group Ltd.	22,555	1,978
ProLogis	162,433	1,936
* TD Ameritrade Holding Corp.	96,111	1,886
Keycorp	286,612	1,863
Plum Creek Timber Co. Inc.	59,900	1,835
Health Care REIT Inc.	43,981	1,831
Willis Group Holdings Ltd.	61,427	1,734
M&T Bank Corp.	27,806	1,733
* Leucadia National Corp.	69,859	1,727
Kimco Realty Corp.	131,199	1,711
BlackRock Inc.	7,812	1,694
Comerica Inc.	55,548	1,648
Legg Mason Inc.	51,751	1,606
PartnerRe Ltd.	20,677	1,591
Moody's Corp.	73,711	1,508
* SLM Corp.	172,054	1,500
Axis Capital Holdings Ltd.	49,495	1,494
Cincinnati Financial Corp.	56,798	1,476
Assurant Inc.	43,353	1,390
New York Community Bancorp Inc.	120,581	1,377
WR Berkley Corp.	52,702	1,332
Federal Realty Investment Trust	21,633	1,328
Torchmark Corp.	30,229	1,313
RenaissanceRe Holdings Ltd.	22,892	1,254
Fidelity National Financial Inc. Class A	82,056	1,237
AMB Property Corp.	53,628	1,231
Liberty Property Trust	37,731	1,227
Digital Realty Trust Inc.	26,641	1,218
Reinsurance Group of America Inc. Class A	26,819	1,196
Rayonier Inc.	28,997	1,186
Nationwide Health Properties Inc.	37,862	1,173
Huntington Bancshares Inc./OH	248,180	1,169
Eaton Vance Corp.	40,650	1,138
* Markel Corp.	3,411	1,125
HCC Insurance Holdings Inc.	41,002	1,121
* NASDAQ OMX Group Inc.	52,080	1,096
Regency Centers Corp.	29,415	1,090
Old Republic International Corp.	88,296	1,076
* First Horizon National Corp.	80,154	1,060
* Arch Capital Group Ltd.	15,524	1,049
* Jefferies Group Inc.	37,748	1,028
Cullen/Frost Bankers Inc.	19,652	1,015
Marshall & Ilsley Corp.	122,748	991

* Affiliated Managers Group Inc.	15,223	990
Duke Realty Corp.	82,135	986
* St Joe Co.	33,761	983
Realty Income Corp.	38,155	979
Transatlantic Holdings Inc.	19,477	977
* CB Richard Ellis Group Inc. Class A	82,790	972
Camden Property Trust	24,063	970
SEI Investments Co.	48,995	964
First American Corp.	28,990	938
Janus Capital Group Inc.	65,927	935
Hospitality Properties Trust	44,731	911
Federated Investors Inc. Class B	34,124	900
White Mountains Insurance Group Ltd.	2,931	900
Macerich Co.	29,401	892
Validus Holdings Ltd.	34,380	887
Commerce Bancshares Inc./Kansas City MO	23,792	886
UDR Inc.	55,315	871
Brown & Brown Inc.	44,157	846
Raymond James Financial Inc.	36,192	843
Weingarten Realty Investors	41,726	831
Zions Bancorporation	40,239	723
American Financial Group Inc./OH	27,681	706
Greenhill & Co. Inc.	7,267	651
City National Corp./CA	15,957	621
TCF Financial Corp.	41,914	547
Associated Banc-Corp	44,706	511
Odyssey Re Holdings Corp.	7,798	505
TFS Financial Corp.	34,179	407
BOK Financial Corp.	8,587	398
Mercury General Corp.	9,992	362
Capitol Federal Financial	8,020	264
		580,323
Health Care (12.9%)
Johnson & Johnson	1,009,993	61,499
Pfizer Inc.	2,473,443	40,936
Abbott Laboratories	566,436	28,022
Merck & Co. Inc./NJ	772,813	24,444
Wyeth	488,817	23,747
* Amgen Inc.	371,046	22,348
Schering-Plough Corp.	596,006	16,837
Bristol-Myers Squibb Co.	726,095	16,352
* Gilead Sciences Inc.	332,171	15,473
Medtronic Inc.	410,265	15,098
Baxter International Inc.	221,721	12,640
Eli Lilly & Co.	379,001	12,518
UnitedHealth Group Inc.	436,009	10,918
* Medco Health Solutions Inc.	176,803	9,779
* Celgene Corp.	168,626	9,426
* WellPoint Inc.	177,551	8,409
Covidien PLC	184,696	7,990
* Express Scripts Inc.	94,358	7,320
* Thermo Fisher Scientific Inc.	153,264	6,693
Allergan Inc./United States	111,608	6,335
Becton Dickinson and Co.	87,709	6,118
McKesson Corp.	99,467	5,923
* Boston Scientific Corp.	552,158	5,847
* Genzyme Corp.	98,851	5,608

* Biogen Idec Inc.	105,758	5,343
Stryker Corp.	109,166	4,959
* St Jude Medical Inc.	126,937	4,952
Aetna Inc.	163,797	4,558
* Zimmer Holdings Inc.	78,784	4,211
* Intuitive Surgical Inc.	13,871	3,638
Cardinal Health Inc.	131,976	3,537
* Forest Laboratories Inc.	110,618	3,257
Quest Diagnostics Inc./DE	57,778	3,015
* Life Technologies Corp.	64,107	2,984
CR Bard Inc.	36,302	2,854
CIGNA Corp.	99,934	2,807
* Hospira Inc.	58,888	2,626
* Laboratory Corp. of America Holdings	39,733	2,610
AmerisourceBergen Corp. Class A	110,855	2,481
* Vertex Pharmaceuticals Inc.	63,527	2,408
* Humana Inc.	62,095	2,316
* DaVita Inc.	37,960	2,150
* Waters Corp.	35,319	1,973
* Varian Medical Systems Inc.	46,008	1,938
* Illumina Inc.	45,191	1,921
* Cerner Corp.	25,054	1,874
* Henry Schein Inc.	33,148	1,820
* Mylan Inc./PA	112,204	1,796
DENTSPLY International Inc.	51,643	1,784
Beckman Coulter Inc.	24,993	1,723
* Cephalon Inc.	27,180	1,583
* Hologic Inc.	94,268	1,540
* CareFusion Corp.	66,039	1,440
* Edwards Lifesciences Corp.	20,584	1,439
* Millipore Corp.	20,366	1,432
* Watson Pharmaceuticals Inc.	36,777	1,348
* Alexion Pharmaceuticals Inc.	30,240	1,347
* Covance Inc.	23,542	1,275
* ResMed Inc.	27,560	1,246
* Mettler-Toledo International Inc.	12,422	1,125
* Community Health Systems Inc.	34,050	1,087
* Coventry Health Care Inc.	54,227	1,082
* Idexx Laboratories Inc.	21,627	1,081
* Inverness Medical Innovations Inc.	27,446	1,063
IMS Health Inc.	66,894	1,027
* King Pharmaceuticals Inc.	91,207	982
Omnicare Inc.	43,491	979
* Endo Pharmaceuticals Holdings Inc.	43,186	977
Perrigo Co.	28,592	972
* Myriad Genetics Inc.	35,201	965
* Patterson Cos. Inc.	33,672	918
* Charles River Laboratories International Inc.	24,365	901
Pharmaceutical Product Development Inc.	38,712	849
Techne Corp.	12,976	812
* Lincare Holdings Inc.	25,972	812
* Warner Chilcott PLC Class A	36,990	800
* Gen-Probe Inc.	19,138	793
* Kinetic Concepts Inc.	19,444	719
* Amylin Pharmaceuticals Inc.	51,726	708
* Health Net Inc.	37,735	581

*	Abraxis Bioscience Inc.	2,863	104
			487,802
Industrials (10.3%)
	General Electric Co.	3,881,614	63,736
	United Technologies Corp.	328,031	19,987
	3M Co.	241,475	17,821
	United Parcel Service Inc. Class B	256,225	14,469
	Boeing Co.	252,818	13,690
	Caterpillar Inc.	220,494	11,318
	Emerson Electric Co.	275,424	11,039
	Union Pacific Corp.	184,736	10,779
	Burlington Northern Santa Fe Corp.	124,434	9,934
	Honeywell International Inc.	258,977	9,621
	Lockheed Martin Corp.	122,776	9,586
	FedEx Corp.	108,352	8,150
	General Dynamics Corp.	119,927	7,747
	Raytheon Co.	144,436	6,929
	Danaher Corp.	99,260	6,682
	Deere & Co.	154,892	6,648
	Illinois Tool Works Inc.	155,505	6,642
	CSX Corp.	143,471	6,006
	Tyco International Ltd.	173,499	5,982
	Northrop Grumman Corp.	112,543	5,824
	Norfolk Southern Corp.	134,449	5,796
	Precision Castparts Corp.	51,245	5,220
	Waste Management Inc.	171,244	5,106
	PACCAR Inc.	126,422	4,767
	Republic Services Inc. Class A	138,773	3,687
	Ingersoll-Rand PLC	116,879	3,585
	CH Robinson Worldwide Inc.	62,035	3,583
	L-3 Communications Holdings Inc.	42,702	3,430
	Fluor Corp.	65,856	3,349
	ITT Corp.	63,331	3,303
	Eaton Corp.	57,589	3,259
	Cummins Inc.	70,221	3,147
	Parker Hannifin Corp.	58,884	3,053
	Rockwell Collins Inc.	57,972	2,945
	Expeditors International of Washington Inc.	77,887	2,738
	Dover Corp.	68,128	2,641
*,^ First Solar Inc.		17,046	2,606
	Southwest Airlines Co.	271,244	2,604
*	Delta Air Lines Inc.	283,076	2,536
	Goodrich Corp.	45,455	2,470
*	Cooper Industries PLC Class A	61,140	2,297
	Rockwell Automation Inc./DE	52,008	2,216
*	McDermott International Inc.	83,744	2,116
*	Jacobs Engineering Group Inc.	45,154	2,075
	WW Grainger Inc.	22,758	2,034
	Flowserve Corp.	20,517	2,022
	Fastenal Co.	49,178	1,903
	Pitney Bowes Inc.	75,917	1,887
	Textron Inc.	97,655	1,853
	Joy Global Inc.	37,603	1,840
*	Iron Mountain Inc.	66,851	1,782
	Masco Corp.	132,450	1,711
	Roper Industries Inc.	33,213	1,693
	Manpower Inc.	28,672	1,626

	RR Donnelley & Sons Co.	75,486	1,605
*	Quanta Services Inc.	72,300	1,600
	Cintas Corp.	50,338	1,526
*	Foster Wheeler AG	46,465	1,483
	Dun & Bradstreet Corp.	19,518	1,470
*	Stericycle Inc.	29,616	1,435
	Pall Corp.	43,290	1,397
	AMETEK Inc.	39,507	1,379
	KBR Inc.	59,119	1,377
	Equifax Inc.	46,132	1,344
	Avery Dennison Corp.	37,269	1,342
	Robert Half International Inc.	53,313	1,334
*	URS Corp.	30,503	1,331
	Stanley Works	26,013	1,110
	SPX Corp.	17,958	1,100
	Harsco Corp.	29,592	1,048
	JB Hunt Transport Services Inc.	32,432	1,042
	Pentair Inc.	34,075	1,006
	Bucyrus International Inc. Class A	27,710	987
*	Shaw Group Inc.	30,497	979
*	AMR Corp.	120,820	961
*	IHS Inc. Class A	18,400	941
*	AGCO Corp.	33,988	939
*	Alliant Techsystems Inc.	11,988	933
	Donaldson Co. Inc.	26,808	928
*	Kansas City Southern	33,598	890
*	Navistar International Corp.	23,402	876
*	Aecom Technology Corp.	32,044	870
*	Copart Inc.	25,969	862
*	FTI Consulting Inc.	18,855	803
*	Terex Corp.	38,732	803
	Ryder System Inc.	20,456	799
*	Covanta Holding Corp.	45,582	775
*	Monster Worldwide Inc.	43,930	768
*	Hertz Global Holdings Inc.	66,663	722
	MSC Industrial Direct Co. Class A	16,048	699
*	Spirit Aerosystems Holdings Inc. Class A	38,250	691
*	Owens Corning	28,224	634
*,^ SunPower Corp. Class A		19,616	586
*	SunPower Corp. Class B	15,388	388
			391,233
Information Technology (18.6%)
	Microsoft Corp.	2,935,904	76,011
*	Apple Inc.	326,965	60,610
	International Business Machines Corp.	484,323	57,930
*	Cisco Systems Inc.	2,114,143	49,767
*	Google Inc. Class A	88,364	43,815
	Hewlett-Packard Co.	876,486	41,379
	Intel Corp.	2,047,182	40,063
	Oracle Corp.	1,461,308	30,454
	QUALCOMM Inc.	606,613	27,285
*	EMC Corp./Massachusetts	737,787	12,572
	Visa Inc. Class A	164,520	11,370
	Texas Instruments Inc.	466,692	11,056
*	Dell Inc.	643,549	9,821
*	eBay Inc.	400,848	9,464
	Corning Inc.	569,562	8,720

* Yahoo! Inc.	485,970	8,655
* Accenture PLC Class A	224,694	8,374
Automatic Data Processing Inc.	183,810	7,224
Motorola Inc.	840,245	7,218
Mastercard Inc. Class A	32,492	6,568
Applied Materials Inc.	487,230	6,529
* Adobe Systems Inc.	191,912	6,341
* Juniper Networks Inc.	191,749	5,181
* Symantec Corp.	300,933	4,956
Western Union Co.	256,982	4,862
* Broadcom Corp. Class A	157,517	4,834
* Cognizant Technology Solutions Corp. Class A	107,013	4,137
Tyco Electronics Ltd.	167,901	3,741
* Agilent Technologies Inc.	126,459	3,519
Paychex Inc.	119,002	3,457
CA Inc.	152,262	3,348
* NetApp Inc.	122,146	3,259
* Intuit Inc.	111,974	3,191
* Marvell Technology Group Ltd.	192,828	3,122
* Nvidia Corp.	200,663	3,016
* Western Digital Corp.	81,666	2,983
Analog Devices Inc.	106,830	2,946
* Computer Sciences Corp.	55,483	2,925
* Fiserv Inc.	56,939	2,744
Seagate Technology	180,407	2,744
* Activision Blizzard Inc.	212,347	2,631
* Citrix Systems Inc.	66,429	2,606
* BMC Software Inc.	67,917	2,549
* Micron Technology Inc.	307,507	2,522
* Sun Microsystems Inc.	274,632	2,496
* McAfee Inc.	57,000	2,496
Xerox Corp.	317,424	2,457
Amphenol Corp. Class A	62,684	2,362
Xilinx Inc.	100,763	2,360
* Salesforce.com Inc.	40,773	2,321
Linear Technology Corp.	81,743	2,259
* Electronic Arts Inc.	118,199	2,252
Kla-Tencor Corp.	62,470	2,240
* Flextronics International Ltd.	297,386	2,219
Altera Corp.	107,419	2,203
Maxim Integrated Products Inc.	111,736	2,027
* Autodesk Inc.	81,782	1,946
* Red Hat Inc.	69,502	1,921
Harris Corp.	49,171	1,849
* SanDisk Corp.	83,401	1,810
* Affiliated Computer Services Inc. Class A	33,269	1,802
Fidelity National Information Services Inc.	70,384	1,796
Microchip Technology Inc.	66,994	1,775
* Teradata Corp.	63,526	1,748
* VeriSign Inc.	70,844	1,678
* Lam Research Corp.	46,396	1,585
* FLIR Systems Inc.	55,073	1,540
* Avnet Inc.	55,482	1,441
Global Payments Inc.	29,354	1,371
* MEMC Electronic Materials Inc.	81,986	1,363
Lender Processing Services Inc.	35,207	1,344
* SAIC Inc.	76,259	1,338
* LSI Corp.	238,188	1,308

* Alliance Data Systems Corp.	21,297	1,301
* Cree Inc.	35,376	1,300
* Equinix Inc.	13,870	1,276
* Akamai Technologies Inc.	63,393	1,248
* Arrow Electronics Inc.	43,696	1,230
* ANSYS Inc.	32,302	1,210
* ON Semiconductor Corp.	146,283	1,207
National Semiconductor Corp.	84,531	1,206
* Sybase Inc.	30,552	1,188
* Synopsys Inc.	52,871	1,185
* Advanced Micro Devices Inc.	207,571	1,175
* Metavante Technologies Inc.	33,167	1,144
* Hewitt Associates Inc. Class A	30,863	1,124
* Brocade Communications Systems Inc.	141,760	1,114
Factset Research Systems Inc.	16,369	1,084
* Nuance Communications Inc.	72,300	1,082
* Trimble Navigation Ltd.	44,035	1,053
Broadridge Financial Solutions Inc.	51,345	1,032
Total System Services Inc.	61,483	990
* Tellabs Inc.	137,552	952
* Ingram Micro Inc.	53,244	897
Jabil Circuit Inc.	66,465	891
* NCR Corp.	58,517	809
* IAC/InterActiveCorp	38,022	768
* Novellus Systems Inc.	35,857	752
* VMware Inc. Class A	18,547	745
* Dolby Laboratories Inc. Class A	19,262	736
* Cadence Design Systems Inc.	96,739	710
Intersil Corp. Class A	44,969	688
* DST Systems Inc.	14,651	656
* Lexmark International Inc. Class A	28,489	614
Molex Inc. Class A	27,249	512
Molex Inc.	22,487	470
* Avago Technologies Ltd.	17,282	295
		704,450
Materials (3.7%)
Monsanto Co.	199,956	15,477
EI Du Pont de Nemours & Co.	331,171	10,644
Freeport-McMoRan Copper & Gold Inc.	150,882	10,352
Dow Chemical Co.	394,279	10,279
Praxair Inc.	112,696	9,206
Newmont Mining Corp.	175,512	7,726
Air Products & Chemicals Inc.	76,851	5,962
Nucor Corp.	115,113	5,411
Alcoa Inc.	357,083	4,685
Ecolab Inc.	86,589	4,003
PPG Industries Inc.	60,266	3,508
International Paper Co.	150,611	3,348
Weyerhaeuser Co.	77,411	2,837
Mosaic Co.	56,986	2,739
Vulcan Materials Co.	44,695	2,417
Sigma-Aldrich Corp.	44,674	2,411
United States Steel Corp.	52,605	2,334
* Owens-Illinois Inc.	61,787	2,280
Lubrizol Corp.	24,778	1,771
Ball Corp.	32,677	1,608
* Crown Holdings Inc.	58,718	1,597

Cliffs Natural Resources Inc.	47,344	1,532
CF Industries Holdings Inc.	16,769	1,446
Eastman Chemical Co.	26,664	1,428
FMC Corp.	25,312	1,424
Martin Marietta Materials Inc.	15,444	1,422
MeadWestvaco Corp.	62,638	1,397
Celanese Corp. Class A	52,774	1,319
Airgas Inc.	26,804	1,297
Terra Industries Inc.	36,614	1,269
* Pactiv Corp.	48,497	1,263
Walter Energy Inc.	19,486	1,170
Sealed Air Corp.	58,268	1,144
Allegheny Technologies Inc.	32,426	1,135
International Flavors & Fragrances Inc.	28,835	1,094
Steel Dynamics Inc.	69,266	1,063
Nalco Holding Co.	50,740	1,040
Reliance Steel & Aluminum Co.	24,360	1,037
Bemis Co. Inc.	39,449	1,022
Sonoco Products Co.	36,821	1,014
Valspar Corp.	34,752	956
Albemarle Corp.	26,920	931
AK Steel Holding Corp.	39,956	788
Commercial Metals Co.	41,451	742
Scotts Miracle-Gro Co. Class A	16,780	721
Titanium Metals Corp.	42,696	409
		138,658
Telecommunication Services (3.1%)
AT&T Inc.	2,162,652	58,413
Verizon Communications Inc.	1,041,206	31,517
* American Tower Corp. Class A	145,771	5,306
* Sprint Nextel Corp.	1,025,047	4,049
CenturyTel Inc.	108,723	3,653
* Crown Castle International Corp.	106,712	3,347
Qwest Communications International Inc.	567,931	2,164
* NII Holdings Inc.	60,988	1,828
Windstream Corp.	159,785	1,619
* SBA Communications Corp. Class A	38,306	1,035
Frontier Communications Corp.	114,986	867
* MetroPCS Communications Inc.	89,874	841
* Level 3 Communications Inc.	596,532	829
Telephone & Data Systems Inc.	18,849	585
Telephone & Data Systems Inc. – Special Common Shares	17,703	526
* Leap Wireless International Inc.	22,467	439
* United States Cellular Corp.	6,981	273
		117,291
Utilities (3.8%)
Exelon Corp.	241,417	11,979
Southern Co.	286,792	9,083
FPL Group Inc.	142,965	7,896
Dominion Resources Inc./VA	216,229	7,460
Duke Energy Corp.	471,747	7,425
Public Service Enterprise Group Inc.	185,421	5,830
Entergy Corp.	71,845	5,738
PG&E Corp.	135,007	5,466
American Electric Power Co. Inc.	174,693	5,414
FirstEnergy Corp.	111,731	5,108
Sempra Energy	85,053	4,237

PPL Corp.			137,818	4,181
Consolidated Edison Inc.			100,519	4,115
Progress Energy Inc.			102,204	3,992
Edison International			113,406	3,808
* AES Corp.			244,356	3,621
Xcel Energy Inc.			167,209	3,217
* NRG Energy Inc.			97,358	2,745
Questar Corp.			63,899	2,400
Ameren Corp.			85,797	2,169
Constellation Energy Group Inc.			65,597	2,123
DTE Energy Co.			60,277	2,118
EQT Corp.			45,748	1,949
Wisconsin Energy Corp.			42,953	1,940
Centerpoint Energy Inc.			134,471	1,672
Allegheny Energy Inc.			62,360	1,654
Northeast Utilities			64,291	1,526
SCANA Corp.			42,526	1,484
* Calpine Corp.			127,720	1,471
NiSource Inc.			100,995	1,403
Oneok Inc.			36,803	1,348
MDU Resources Group Inc.			64,322	1,341
NSTAR			39,311	1,251
Pinnacle West Capital Corp.			37,109	1,218
Pepco Holdings Inc.			80,781	1,202
National Fuel Gas Co.			26,157	1,198
OGE Energy Corp.			35,258	1,166
Alliant Energy Corp.			40,697	1,133
CMS Energy Corp.			83,488	1,119
DPL Inc.			42,701	1,115
Energen Corp.			24,884	1,073
TECO Energy Inc.			74,572	1,050
Integrys Energy Group Inc.			28,140	1,010
UGI Corp.			39,774	997
NV Energy Inc.			85,890	995
American Water Works Co. Inc.			47,980	957
* RRI Energy Inc.			129,083	922
Aqua America Inc.			49,794	878
* Mirant Corp.			52,913	869
* Dynegy Inc. Class A			182,737	466
				144,532
Total Common Stocks (Cost $3,954,266)				3,772,606
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.267%		5,215,000	5,215

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac Discount Notes	0.361%	11/2/09	2,000	2,000
Total Temporary Cash Investments (Cost $7,215)				7,215

Total Investments (100.0%) (Cost $3,961,481)	3,779,821
Other Assets and Liabilities-Net (0.0%)[3]	(1,242)
Net Assets (100%)	3,778,579

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,231,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $4,359,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $3,961,481,000. Net unrealized depreciation of investment securities for tax purposes was $181,660,000, consisting of unrealized gains of $213,288,000 on securities that had risen in value since their purchase and $394,948,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Large Cap Index Fund

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	December 2009	24	6,317	145

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,772,606	—	—
Temporary Cash Investments	5,215	2,000	—
Futures Contracts—Liabilities[1]	(11)	—	—
Total	3,777,810	2,000	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 20, 2009

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 20, 2009

VANGUARD INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 20, 2009

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.